UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number     811-10385

                                                                      Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                             Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                         Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:    949-219-6767

Date of fiscal year end:    March 31

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Pacific Funds Core Income ‘P’	699,710	$7,130,039
Pacific Funds Floating Rate Income ‘P’	777,793	7,521,262
Pacific Funds High Income ‘P’	879,977	8,262,985
PF Inflation Managed Fund ‘P’	2,051,624	17,438,803
PF Managed Bond Fund ‘P’	8,790,269	89,660,739
PF Short Duration Bond Fund ‘P’	4,279,530	41,896,594
PF Emerging Markets Debt Fund ‘P’	1,517,681	13,127,938
Pacific Funds Small-Cap Growth ‘P’	75,543	793,205
PF Developing Growth Fund ‘P’	23,533	340,997
PF Large-Cap Value Fund ‘P’	319,204	3,389,951
PF Multi-Asset Fund ‘P’	4,675,482	40,162,391
PF Small-Cap Value Fund ‘P’	148,567	1,090,483
PF Emerging Markets Fund ‘P’	297,152	3,886,750
PF International Large-Cap Fund ‘P’	58,438	610,097
PF International Small-Cap Fund ‘P’	263,437	2,297,168
PF International Value Fund ‘P’	115,037	811,011
PF Real Estate Fund ‘P’	238,828	2,486,202
PF Currency Strategies Fund ‘P’ *	496,455	4,592,205
PF Equity Long/Short Fund ‘P’	593,740	4,559,927
PF Global Absolute Return Fund ‘P’ *	536,707	4,658,614

Total Affiliated Mutual Funds (Cost $266,508,424)		254,717,361

TOTAL INVESTMENTS - 100.3% (Cost $266,508,424)		254,717,361

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(763,558)

NET ASSETS - 100.0%		$253,953,803

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Pacific Funds Core Income ‘P’	805,172	$8,204,703
Pacific Funds Floating Rate Income ‘P’	1,143,261	11,055,334
Pacific Funds High Income ‘P’	983,932	9,239,125
PF Inflation Managed Fund ‘P’	1,831,278	15,565,863
PF Managed Bond Fund ‘P’	10,146,995	103,499,353
PF Short Duration Bond Fund ‘P’	4,064,506	39,791,515
PF Emerging Markets Debt Fund ‘P’	2,006,508	17,356,290
Pacific Funds Small-Cap Growth ‘P’	221,930	2,330,269
PF Developing Growth Fund ‘P’	69,143	1,001,888
PF Large-Cap Value Fund ‘P’	452,698	4,807,653
PF Multi-Asset Fund ‘P’	12,208,607	104,871,930
PF Small-Cap Value Fund ‘P’	436,390	3,203,102
PF Emerging Markets Fund ‘P’	873,000	11,418,845
PF International Large-Cap Fund ‘P’	171,657	1,792,101
PF International Small-Cap Fund ‘P’	773,762	6,747,204
PF International Value Fund ‘P’	313,741	2,211,875
PF Real Estate Fund ‘P’	526,344	5,479,238
PF Currency Strategies Fund ‘P’ *	729,201	6,745,105
PF Equity Long/Short Fund ‘P’	872,101	6,697,734
PF Global Absolute Return Fund ‘P’ *	788,395	6,843,269

Total Affiliated Mutual Funds (Cost $392,386,730)		368,862,396

TOTAL INVESTMENTS - 100.3% (Cost $392,386,730)		368,862,396

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,233,916)

NET ASSETS - 100.0%		$367,628,480

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$254,717,361	$254,717,361	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$368,862,396	$368,862,396	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Pacific Funds Core Income ‘P’	1,611,104	$16,417,152
Pacific Funds Floating Rate Income ‘P’	1,175,489	11,366,975
Pacific Funds High Income ‘P’	2,360,193	22,162,215
PF Inflation Managed Fund ‘P’	2,732,623	23,227,291
PF Managed Bond Fund ‘P’	19,859,363	202,565,506
PF Short Duration Bond Fund ‘P’	6,534,840	63,976,082
PF Emerging Markets Debt Fund ‘P’	2,727,796	23,595,432
Pacific Funds Small-Cap Growth ‘P’	1,065,943	11,192,399
PF Developing Growth Fund ‘P’	281,727	4,082,225
PF Growth Fund ‘P’	2,316,539	53,303,572
PF Large-Cap Value Fund ‘P’	5,930,967	62,986,869
PF Multi-Asset Fund ‘P’	45,807,082	393,482,831
PF Small-Cap Value Fund ‘P’	3,335,067	24,479,389
PF Emerging Markets Fund ‘P’	3,559,487	46,558,086
PF International Large-Cap Fund ‘P’	1,764,024	18,416,415
PF International Small-Cap Fund ‘P’	2,957,902	25,792,909
PF International Value Fund ‘P’	3,424,874	24,145,360
PF Real Estate Fund ‘P’	1,609,097	16,750,703
PF Currency Strategies Fund ‘P’ *	2,107,371	19,493,185
PF Equity Long/Short Fund ‘P’	2,379,164	18,271,982
PF Global Absolute Return Fund ‘P’ *	2,150,900	18,669,810

Total Affiliated Mutual Funds (Cost $1,160,868,786)		1,100,936,388

TOTAL INVESTMENTS - 100.3% (Cost $1,160,868,786)		1,100,936,388

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,854,052)

NET ASSETS - 100.0%		$1,098,082,336

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	487,389	$4,966,493
Pacific Funds Floating Rate Income ‘P’	455,761	4,407,206
Pacific Funds High Income ‘P’	900,918	8,459,620
PF Inflation Managed Fund ‘P’	521,346	4,431,438
PF Managed Bond Fund ‘P’	6,180,502	63,041,117
PF Short Duration Bond Fund ‘P’	2,226,965	21,801,989
PF Emerging Markets Debt Fund ‘P’	2,081,532	18,005,250
Pacific Funds Small-Cap Growth ‘P’	1,073,712	11,273,974
PF Developing Growth Fund ‘P’	296,026	4,289,423
PF Growth Fund ‘P’	2,583,388	59,443,752
PF Large-Cap Value Fund ‘P’	6,795,084	72,163,787
PF Multi-Asset Fund ‘P’	43,043,364	369,742,494
PF Small-Cap Value Fund ‘P’	3,058,869	22,452,101
PF Emerging Markets Fund ‘P’	3,395,700	44,415,762
PF International Large-Cap Fund ‘P’	1,924,331	20,090,011
PF International Small-Cap Fund ‘P’	2,712,057	23,649,137
PF International Value Fund ‘P’	3,721,715	26,238,089
PF Real Estate Fund ‘P’	1,228,123	12,784,764
PF Currency Strategies Fund ‘P’ *	1,230,249	11,379,806
PF Equity Long/Short Fund ‘P’	1,486,415	11,415,670
PF Global Absolute Return Fund ‘P’ *	1,343,301	11,659,852

Total Affiliated Mutual Funds (Cost $870,274,751)		826,111,735

TOTAL INVESTMENTS - 100.1% (Cost $870,274,751)		826,111,735

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,067,699)

NET ASSETS - 100.0%		$825,044,036

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,100,936,388	$1,100,936,388	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$826,111,735	$826,111,735	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Floating Rate Income ‘P’	162,380	$1,570,216
PF Short Duration Bond Fund ‘P’	154,766	1,515,154
PF Emerging Markets Debt Fund ‘P’	366,268	3,168,215
Pacific Funds Small-Cap Growth ‘P’	482,496	5,066,208
PF Developing Growth Fund ‘P’	123,174	1,784,785
PF Growth Fund ‘P’	1,339,332	30,818,041
PF Large-Cap Value Fund ‘P’	2,738,870	29,086,800
PF Multi-Asset Fund ‘P’	15,784,564	135,589,407
PF Small-Cap Value Fund ‘P’	1,437,484	10,551,136
PF Emerging Markets Fund ‘P’	1,433,817	18,754,321
PF International Large-Cap Fund ‘P’	945,862	9,874,802
PF International Small-Cap Fund ‘P’	1,114,822	9,721,248
PF International Value Fund ‘P’	1,827,820	12,886,129
PF Real Estate Fund ‘P’	576,350	5,999,799
PF Currency Strategies Fund ‘P’ *	333,292	3,082,955
PF Equity Long/Short Fund ‘P’	387,778	2,978,138
PF Global Absolute Return Fund ‘P’ *	350,331	3,040,870

Total Affiliated Mutual Funds (Cost $297,108,097)		285,488,224

TOTAL INVESTMENTS - 100.2% (Cost $297,108,097)		285,488,224

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(515,054)

NET ASSETS - 100.0%		$284,973,170

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Pacific Funds Floating Rate Income ‘P’	320,705	$3,101,217
PF Inflation Managed Fund ‘P’	201,347	1,711,448
PF Emerging Markets Debt Fund ‘P’	584,336	5,054,507
PF Emerging Markets Fund ‘P’	53,433	698,910
PF International Small-Cap Fund ‘P’	216,883	1,891,218
PF Real Estate Fund ‘P’	216,041	2,248,988
PF Currency Strategies Fund ‘P’ *	735,509	6,803,456
PF Equity Long/Short Fund ‘P’	384,748	2,954,867
PF Global Absolute Return Fund ‘P’ *	806,300	6,998,682

Total Affiliated Mutual Funds (Cost $33,770,093)		31,463,293

TOTAL INVESTMENTS - 100.0% (Cost $33,770,093)		31,463,293

OTHER ASSETS & LIABILITIES, NET - 0.0%		2,366

NET ASSETS - 100.0%		$31,465,659

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$285,488,224	$285,488,224	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$31,463,293	$31,463,293	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 57.9%

Basic Materials - 2.2%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$3,000,000	$2,934,895
DowDuPont Inc
3.766% due 11/15/20	2,400,000	2,423,609
3.817% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	4,917,839
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	3,000,000	2,863,980

		13,140,323

Communications - 5.1%

Alibaba Group Holding Ltd (China)
2.800% due 06/06/23	1,700,000	1,646,529
3.125% due 11/28/21	2,856,000	2,827,081
AT&T Inc 3.200% due 03/01/22	3,000,000	2,961,439
Charter Communications Operating LLC
3.579% due 07/23/20	3,738,000	3,734,760
4.464% due 07/23/22	500,000	505,173
Comcast Corp
3.417% (USD LIBOR + 0.630%) due 04/15/24 §	250,000	244,442
3.450% due 10/01/21	1,250,000	1,263,112
DISH DBS Corp 5.125% due 05/01/20	2,000,000	1,980,000
Sprint Corp 7.250% due 09/15/21	1,000,000	1,026,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,375,000	1,361,250
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	2,765,000	2,754,136
The Interpublic Group of Cos Inc 3.750% due 10/01/21	2,000,000	2,013,101
Verizon Communications Inc 3.716% (USD LIBOR + 1.100%) due 05/15/25 §	8,250,000	8,006,153

		30,323,176

Consumer, Cyclical - 5.5%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	2,897,220
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	780,561	799,607
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	5,000,000	4,879,555
3.750% due 11/05/21 ~	2,100,000	2,107,880
Delta Air Lines Inc 2.600% due 12/04/20	2,050,000	2,016,318
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	848,760	859,709
General Motors Financial Co Inc
3.550% due 04/09/21	1,500,000	1,479,975
4.113% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,654,360
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,094,696
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,000,000	2,025,000
Lennar Corp 4.500% due 06/15/19	1,500,000	1,500,000
Sands China Ltd (Macau)
4.600% due 08/08/23 ~	3,300,000	3,286,426
5.125% due 08/08/25 ~	1,500,000	1,487,973
The Home Depot Inc 3.250% due 03/01/22	1,700,000	1,718,339

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’
3.650% due 07/07/27	$717,882	$702,461
4.625% due 03/03/24	718,599	715,689
4.750% due 10/11/23	509,736	512,922
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	718,348	724,388

		32,462,518

Consumer, Non-Cyclical - 10.8%

Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	1,954,000	1,921,558
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	3,350,000	3,276,652
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	4,500,000	4,254,189
3.204% (USD LIBOR + 0.590%) due 08/14/20 §	2,400,000	2,376,905
BAT International Finance PLC (United Kingdom) 3.250% due 06/07/22 ~	2,640,000	2,540,307
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,575,000	1,589,301
Campbell Soup Co 3.300% due 03/15/21	4,000,000	3,981,161
Cigna Corp
3.200% due 09/17/20 ~	4,000,000	3,984,484
3.677% (USD LIBOR + 0.890%) due 07/15/23 § ~	2,300,000	2,266,361
Conagra Brands Inc 3.800% due 10/22/21	1,200,000	1,201,162
Constellation Brands Inc 3.209% (USD LIBOR + 0.700%) due 11/15/21 §	1,500,000	1,482,636
DaVita Inc 5.750% due 08/15/22	2,500,000	2,493,750
General Mills Inc 3.459% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,029,951
Humana Inc 2.625% due 10/01/19	2,500,000	2,487,856
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	1,000,000	992,715
Keurig Dr Pepper Inc
3.130% due 12/15/23	2,500,000	2,390,086
3.551% due 05/25/21 ~	2,500,000	2,497,539
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,482,995
McKesson Corp 3.650% due 11/30/20	2,350,000	2,361,846
Moody’s Corp 2.625% due 01/15/23	3,000,000	2,866,439
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21 ~	3,500,000	3,549,926
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	4,500,000	4,138,793
United Rentals North America Inc 5.750% due 11/15/24	4,000,000	3,865,000
UnitedHealth Group Inc 3.500% due 02/15/24	1,600,000	1,611,252

		63,642,864

Energy - 3.4%

Andeavor Logistics LP 3.500% due 12/01/22	3,900,000	3,777,906
BP Capital Markets PLC (United Kingdom) 2.237% due 05/10/19	2,000,000	1,994,534
Energy Transfer Partners LP 3.600% due 02/01/23	1,325,000	1,277,668
EQT Corp 2.500% due 10/01/20	2,800,000	2,738,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Harvest Operations Corp (South Korea) 4.200% due 06/01/23 ~	$2,350,000	$2,414,429
Kinder Morgan Energy Partners LP 4.150% due 03/01/22	720,000	725,776
Kinder Morgan Inc 5.625% due 11/15/23 ~	3,000,000	3,177,683
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,000,000	2,061,064
Shell International Finance BV (Netherlands) 3.018% (USD LIBOR + 0.400%) due 11/13/23 §	2,250,000	2,206,560

		20,374,213

Financial - 24.5%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	3,100,000	2,949,794
4.250% due 07/01/20	2,000,000	2,005,164
Air Lease Corp
2.500% due 03/01/21	2,000,000	1,950,670
2.750% due 01/15/23	2,000,000	1,894,162
3.500% due 01/15/22	1,350,000	1,329,414
Alexandria Real Estate Equities Inc REIT 4.000% due 01/15/24	1,250,000	1,265,699
American Express Co
2.500% due 08/01/22	2,000,000	1,931,894
3.700% due 11/05/21	2,400,000	2,423,032
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,502,081
Australia & New Zealand Banking Group Ltd (Australia) 3.350% (USD LIBOR + 0.710%) due 05/19/22 § ~	3,000,000	2,981,238
Bank of America Corp
2.328% due 10/01/21	2,450,000	2,402,719
3.352% (USD LIBOR + 0.770%) due 02/05/26 §	4,750,000	4,494,771
3.437% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	4,911,051
3.550% due 03/05/24	1,700,000	1,680,311
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,370,563
Capital One Financial Corp 3.240% (USD LIBOR + 0.720%) due 01/30/23 §	1,625,000	1,581,658
Capital One NA 3.670% (USD LIBOR + 1.150%) due 01/30/23 §	1,625,000	1,607,711
CBOE Global Markets Inc 1.950% due 06/28/19	1,750,000	1,741,009
Citigroup Inc
2.750% due 04/25/22	2,000,000	1,940,623
4.168% (USD LIBOR + 1.430%) due 09/01/23 §	4,500,000	4,504,767
Citizens Bank NA 3.753% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	1,981,765
Cooperatieve Rabobank UA (Netherlands)
3.263% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	2,954,167
3.682% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,481,443
Credit Suisse Group AG (Switzerland) 3.978% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	2,984,812
Crown Castle International Corp REIT
2.250% due 09/01/21	3,000,000	2,902,188
4.875% due 04/15/22	2,000,000	2,059,427
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	2,500,000	2,413,637

	Principal Amount	Value
GLP Capital LP REIT 4.875% due 11/01/20	$4,250,000	$4,296,750
HSBC Holdings PLC (United Kingdom) 3.262% due 03/13/23	3,400,000	3,328,783
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	3,830,000	3,724,044
JPMorgan Chase & Co
2.972% due 01/15/23	2,000,000	1,950,947
3.207% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	3,867,368
3.390% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,407,152
3.717% (USD LIBOR + 1.230%) due 10/24/23 §	3,500,000	3,501,401
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	3,000,000	2,916,820
Morgan Stanley
2.625% due 11/17/21	2,000,000	1,952,766
2.750% due 05/19/22	2,000,000	1,946,599
3.399% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	4,932,267
3.887% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,493,677
New York Life Global Funding 3.250% due 08/06/21 ~	1,500,000	1,502,412
SL Green Operating Partnership LP REIT 3.609% (USD LIBOR + 0.980%) due 08/16/21 §	750,000	745,703
Sumitomo Mitsui Financial Group Inc (Japan)
2.784% due 07/12/22	3,250,000	3,168,247
3.189% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	4,940,056
SunTrust Bank 3.525% due 10/26/21	2,200,000	2,203,220
The Goldman Sachs Group Inc
2.350% due 11/15/21	2,000,000	1,929,655
3.307% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	1,949,799
3.786% (USD LIBOR + 1.170%) due 05/15/26 §	4,900,000	4,707,356
3.801% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,661,991
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,124,211
Wells Fargo & Co
2.625% due 07/22/22	4,400,000	4,244,667
3.450% due 02/13/23	3,000,000	2,939,670
Westpac Banking Corp (Australia) 3.369% (USD LIBOR + 0.570%) due 01/11/23 §	3,000,000	2,968,786
Zions Bancorp NA 3.500% due 08/27/21	1,000,000	997,559

		144,647,676

Industrial - 2.8%

Masco Corp 3.500% due 04/01/21	2,811,000	2,799,277
Penske Truck Leasing Co LP 4.125% due 08/01/23 ~	2,750,000	2,747,809
Reynolds Group Issuer Inc 6.287% (USD LIBOR + 3.500%) due 07/15/21 § ~	2,500,000	2,496,875
Roper Technologies Inc 3.650% due 09/15/23	2,250,000	2,253,899
United Technologies Corp
3.350% due 08/16/21	3,000,000	2,993,620
3.650% due 08/16/23	3,000,000	2,991,206

		16,282,686

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Technology - 0.8%

Dell International LLC 3.480% due 06/01/19 ~	$2,500,000	$2,492,873
Fiserv Inc 3.800% due 10/01/23	2,000,000	2,014,461

		4,507,334

Utilities - 2.8%

American Electric Power Co Inc 3.650% due 12/01/21	1,750,000	1,764,273
CenterPoint Energy Inc 3.600% due 11/01/21	650,000	651,764
Duke Energy Corp 2.400% due 08/15/22	2,150,000	2,067,233
Duke Energy Progress LLC 3.375% due 09/01/23	1,650,000	1,658,288
Emera US Finance LP (Canada) 2.150% due 06/15/19	3,500,000	3,471,781
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,706,477
Sempra Energy 3.287% (USD LIBOR + 0.500%) due 01/15/21 §	3,000,000	2,950,482

		16,270,298

Total Corporate Bonds & Notes (Cost $346,599,007)		341,651,088

SENIOR LOAN NOTES - 6.8%

Communications - 0.6%

CSC Holdings LLC 4.705% (USD LIBOR + 2.250%) due 07/17/25 §	969,609	916,281
Sprint Communications Inc Term B 5.063% (USD LIBOR + 2.500%) due 02/03/24 §	2,949,969	2,824,595

		3,740,876

Consumer, Cyclical - 1.7%

Bass Pro Group LLC Term B 7.522% (USD LIBOR + 5.000%) due 09/25/24 §	992,462	953,384
Golden Nugget LLC Term B 5.237% (USD LIBOR + 2.750%) due 10/04/23 §	1,420,604	1,360,939
Hilton Worldwide Finance LLC Term B-2 4.256% (USD LIBOR + 1.750%) due 10/25/23 §	2,103,035	2,029,429
Marriott Ownership Resorts Inc Term B 4.772% (USD LIBOR + 2.250%) due 08/29/25 §	2,000,000	1,952,500
New Red Finance Inc Term B (Canada) 4.772% (USD LIBOR + 2.250%) due 02/17/24 §	1,462,411	1,395,371
Nexeo Solutions LLC Term B 5.926% (USD LIBOR + 3.250%) due 06/09/23 §	975,193	961,784
SeaWorld Parks & Entertainment Inc Term B-5 5.522% (USD LIBOR + 3.000%) due 03/31/24 §	1,477,444	1,417,115

		10,070,522

Consumer, Non-Cyclical - 1.4%

Albertson’s LLC Term B-7 5.522% (USD LIBOR + 3.000%) due 11/16/25 §	1,702,594	1,611,079
DJO Finance LLC Term B due 06/07/20 ¥	1,493,540	1,480,472

	Principal Amount	Value
Envision Healthcare Corp Term B 6.272% (USD LIBOR + 3.750%) due 10/11/25 §	$1,500,000	$1,404,583
Refinitiv US Holdings Inc Term B 6.272% (USD LIBOR + 3.750%) due 10/01/25 §	1,000,000	938,000
US Foods Inc Term B 4.522% (USD LIBOR + 2.000%) due 06/27/23 §	1,462,500	1,390,593
Valeant Pharmaceuticals International Term B 5.379% (USD LIBOR + 3.000%) due 06/01/25 §	1,443,750	1,386,000

		8,210,727

Financial - 0.6%

MGM Growth Properties Operating Partnership LP REIT Term B 4.522% (USD LIBOR + 2.000%) due 03/25/25 §	1,458,750	1,397,665
USI Inc Term B 5.803% (USD LIBOR + 3.000%) due 05/16/24 §	1,975,000	1,870,325

		3,267,990

Industrial - 1.5%

Avolon (US) LLC Term B-3 (Ireland) 4.470% (USD LIBOR + 2.000%) due 01/15/25 §	904,519	873,066
Berry Global Inc Term Q 4.387% (USD LIBOR + 2.000%) due 10/01/22 §	1,131,746	1,104,160
GFL Environmental Inc Term B (Canada) 5.522% (USD LIBOR + 2.750%) due 05/31/25 §	1,246,867	1,168,938
NCI Building Systems Inc Term B 6.175% (USD LIBOR + 3.750%) due 04/12/25 §	498,747	456,353
Proampac PG Borrower LLC 6.049% (USD LIBOR + 3.500%) due 11/18/23 §	1,964,912	1,891,228
Reynolds Group Holdings Inc Term B 5.272% (USD LIBOR + 3.000%) due 02/05/23 §	1,188,240	1,137,740
StandardAero Aviation Holdings Inc due 07/07/22 ¥	2,500,000	2,476,250

		9,107,735

Technology - 0.6%

Tempo Acquisition LLC Term B 5.522% (USD LIBOR + 3.000%) due 05/01/24 §	1,979,899	1,900,704
Vertafore Inc Term B 6.053% (USD LIBOR + 3.250%) due 07/02/25 §	1,500,000	1,430,894

		3,331,598

Utilities - 0.4%

Talen Energy Supply LLC Term B-1 6.522% (USD LIBOR + 4.000%) due 07/06/23 §	1,472,525	1,453,504
Vistra Operations Co LLC Term B-1 4.522% (USD LIBOR + 2.000%) due 08/04/23 §	1,197,000	1,167,075

		2,620,579

Total Senior Loan Notes (Cost $41,878,765)		40,350,027

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 18.4%

Ally Auto Receivables Trust
2.480% due 05/16/22	$535,000	$531,365
3.020% due 09/15/23	1,000,000	993,654
American Express Credit Account Master Trust 2.350% due 05/15/25	1,500,000	1,474,703
AmeriCredit Automobile Receivables Trust
1.460% due 05/10/21	2,435,056	2,425,045
1.530% due 07/08/21	807,959	803,815
1.980% due 12/20/21	1,095,000	1,086,876
2.300% due 02/18/22	3,280,000	3,248,439
2.360% due 12/19/22	2,000,000	1,975,404
2.600% due 09/18/23	2,000,000	1,967,709
3.450% due 06/18/24	2,000,000	2,011,451
3.500% due 01/18/24	2,000,000	2,007,969
Apidos CLO XXV ‘A1R’ (Cayman) 3.759% (USD LIBOR + 1.170%) due 10/20/31 § ~	2,000,000	1,975,181
Apidos CLO XXX ‘A1A’ (Cayman) 3.560% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,959,685
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	840,030
Capital Auto Receivables Asset Trust 3.480% due 10/20/23 ~	1,000,000	1,005,525
Carlyle Global Market Strategies CLO Ltd (Cayman)
3.559% (USD LIBOR + 1.050%) due 07/27/31 § ~	500,000	492,583
4.469% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,525,060
Chase Issuance Trust
1.370% due 06/15/21	1,060,000	1,052,129
1.490% due 07/15/22	4,600,000	4,501,336
CIFC Funding 2015-III Ltd (Cayman) 3.320% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,944,387
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	1,000,000	989,578
Dryden Senior Loan Fund ‘A’ (Cayman) 3.415% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,957,363
Dryden Senior Loan Fund ‘A1’ (Cayman)
3.321% (USD LIBOR + 1.000%) due 07/17/31 § ~	2,000,000	1,962,714
3.456% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,461,120
3.597% (USD LIBOR + 1.160%) due 01/17/32 § ~	5,000,000	4,996,742
Ford Credit Auto Owner Trust
2.140% due 10/15/22	2,000,000	1,981,990
2.350% due 04/15/23	1,000,000	984,094
2.360% due 03/15/29 ~	3,000,000	2,925,059
2.500% due 05/15/24	1,750,000	1,719,606
3.380% due 03/15/24	1,650,000	1,672,113
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,212,610
Magnetite XIV-R Ltd ‘A1’ (Cayman) 3.559% (USD LIBOR + 1.120%) due 10/18/31 § ~	3,000,000	2,972,630
Magnetite XVIII Ltd (Cayman) 3.696% (USD LIBOR + 1.080%) due 11/15/28 § ~	3,000,000	2,975,726
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,400,000	1,415,425
Navient Student Loan Trust 2.926% (USD LIBOR + 0.420%) due 08/27/29 §	2,087,897	2,088,060

	Principal Amount	Value
OCP CLO Ltd (Cayman) 3.328% (USD LIBOR + 0.820%) due 10/26/27 § ~	$2,000,000	$1,985,582
Octagon Investment Partners 25 Ltd (Cayman) 3.269% (USD LIBOR + 0.800%) due 10/20/26 § ~	3,000,000	2,965,551
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,600,000	1,575,821
Regatta XIV Funding Ltd ‘A’ (Cayman) 3.402% (USD LIBOR + 1.190%) due 10/25/31 § ~	2,500,000	2,468,983
Santander Drive Auto Receivables Trust
2.660% due 11/15/21	500,000	498,214
3.030% due 09/15/22	2,000,000	1,998,319
3.270% due 01/17/23	1,600,000	1,604,540
3.290% due 10/17/22	1,150,000	1,151,197
3.520% due 12/15/22	2,250,000	2,252,482
SLC Student Loan Trust
2.898% (USD LIBOR + 0.110%) due 03/15/27 §	1,289,991	1,284,462
3.552% (USD LIBOR + 0.875%) due 11/25/42 §	441,691	446,695
4.388% (USD LIBOR + 1.600%) due 12/15/32 §	423,073	433,613
SLM Private Credit Student Loan Trust
3.078% (USD LIBOR + 0.290%) due 06/15/39 §	1,696,833	1,647,598
3.098% (USD LIBOR + 0.310%) due 12/15/38 §	800,000	767,411
SLM Private Education Loan Trust 3.500% due 06/15/44 ~	720,000	717,967
SLM Student Loan Trust
3.040% (USD LIBOR + 0.550%) due 04/27/26 § ~	295,791	296,261
3.120% (USD LIBOR + 0.630%) due 01/25/40 § ~	3,150,000	3,160,863
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	4,718,734	4,562,105
2.490% due 06/15/27 ~	853,014	841,613
2.700% due 05/15/31 ~	775,951	776,708
3.050% due 05/15/26 ~	3,035,940	3,021,436
3.600% due 01/15/37 ~	3,000,000	3,041,651
3.630% due 11/15/35 ~	2,954,000	2,977,923

Total Asset-Backed Securities (Cost $109,048,623)		108,614,171

U.S. TREASURY OBLIGATIONS - 12.8%

U.S. Treasury Notes - 12.8%

0.875% due 09/15/19	4,500,000	4,444,631
1.250% due 04/30/19	7,000,000	6,972,455
1.250% due 05/31/19	4,500,000	4,477,154
1.250% due 06/30/19	5,000,000	4,968,993
2.000% due 01/15/21	5,000,000	4,949,654
2.000% due 07/31/22	3,000,000	2,951,329
2.625% due 12/15/21	10,000,000	10,045,621
2.750% due 09/30/20	4,000,000	4,015,138
2.750% due 11/30/20	28,000,000	28,126,518
2.875% due 10/31/20	4,500,000	4,528,087

Total U.S. Treasury Obligations (Cost $75,290,423)		75,479,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

MUNICIPAL BONDS - 0.1%

Pennsylvania Higher Education Assistance Agency ‘A’ 3.390% (USD LIBOR + 0.900%) due 07/25/29 §	$720,868	$724,581

Total Municipal Bonds (Cost $722,220)		724,581

	Shares
SHORT-TERM INVESTMENT - 5.5%

BlackRock Liquidity Funds T-Fund Portfolio	32,560,042	32,560,042

Total Short-Term Investment (Cost $32,560,042)		32,560,042

TOTAL INVESTMENTS - 101.5% (Cost $606,099,080)		599,379,489

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(9,088,295)

NET ASSETS - 100.0%		$590,291,194

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$341,651,088	$—	$341,651,088	$—
	Senior Loan Notes	40,350,027	—	40,350,027	—
	Asset-Backed Securities	108,614,171	—	108,614,171	—
	U.S. Treasury Obligations	75,479,580	—	75,479,580	—
	Municipal Bonds	724,581	—	724,581	—
	Short-Term Investment	32,560,042	32,560,042	—	—

	Total	$599,379,489	$32,560,042	$566,819,447	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.2%

Basic Materials - 1.2%

Syngenta Finance NV (Switzerland) 5.182% due 04/24/28 ~	$2,700,000	$2,509,767
Teck Resources Ltd (Canada) 6.000% due 08/15/40	3,000,000	2,805,000
The Dow Chemical Co 5.550% due 11/30/48 ~	1,250,000	1,268,262

		6,583,029

Communications - 3.4%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	1,450,000	1,304,750
Amazon.com Inc 4.250% due 08/22/57	2,000,000	1,951,941
AT&T Inc 4.750% due 05/15/46	2,400,000	2,143,797
5.250% due 03/01/37	4,000,000	3,943,535
Charter Communications Operating LLC 5.750% due 04/01/48	4,000,000	3,762,977
Sprint Corp 7.250% due 09/15/21	3,500,000	3,591,000
Tencent Holdings Ltd (China) 3.595% due 01/19/28 ~	2,700,000	2,541,215

		19,239,215

Consumer, Cyclical - 9.8%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,188,406	4,159,548
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	3,000,000	2,760,834
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	4,521,880	4,454,109
3.600% due 03/22/29	2,732,985	2,641,567
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	625,237	620,157
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,122,245	3,198,428
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,619,561	2,590,091
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,392,985	1,412,756
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,722,500
General Motors Co 5.200% due 04/01/45	3,000,000	2,498,811
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,872,330	1,826,860
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,000,000	2,025,000
Lennar Corp 6.250% due 12/15/21	2,500,000	2,553,125
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	2,500,000	2,250,000
Mattel Inc 6.750% due 12/31/25 ~	2,500,000	2,236,725
Nordstrom Inc 5.000% due 01/15/44	2,500,000	2,164,664
Sands China Ltd (Macau) 5.125% due 08/08/25 ~	2,200,000	2,182,361
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,890,000
Spirit Airlines Pass- Through Trust ‘AA’ 3.375% due 08/15/31	441,540	423,285
4.100% due 10/01/29	581,700	573,440

	Principal Amount	Value
Tesla Inc 5.300% due 08/15/25 ~	$2,000,000	$1,745,000
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	1,645,833	1,570,293
4.750% due 10/11/23	3,772,048	3,795,624
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,450,098	2,543,156
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~	721,459	732,209

		55,570,543

Consumer, Non-Cyclical - 4.9%

Albertson’s Cos LLC 6.625% due 06/15/24	2,750,000	2,564,375
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 04/15/58	1,950,000	1,706,969
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37	2,500,000	2,054,413
Bausch Health Cos Inc 6.500% due 03/15/22 ~	2,000,000	2,018,160
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,865,000
Cigna Corp 4.375% due 10/15/28 ~	3,350,000	3,377,265
Conagra Brands Inc 5.300% due 11/01/38	4,000,000	3,795,073
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	1,965,000
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	3,900,000	3,946,705
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,000,000	919,732
2.800% due 07/21/23	1,500,000	1,293,128
United Rentals North America Inc 4.625% due 10/15/25	2,500,000	2,237,500

		27,743,320

Energy - 8.0%

Andeavor Logistics LP 5.200% due 12/01/47	1,200,000	1,085,520
5.250% due 01/15/25	6,500,000	6,624,616
6.875% due 02/15/23	2,000,000	1,783,750
Concho Resources Inc 4.300% due 08/15/28	2,750,000	2,696,933
Diamondback Energy Inc 5.375% due 05/31/25	3,000,000	2,932,500
Energy Transfer Partners LP 4.750% due 01/15/26	3,000,000	2,921,445
EQM Midstream Partners LP 6.500% due 07/15/48	4,000,000	3,955,660
EQT Corp 3.900% due 10/01/27	2,000,000	1,728,223
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	2,720,000	2,723,176
5.000% due 08/15/42	2,500,000	2,297,854
Marathon Oil Corp 5.200% due 06/01/45	2,000,000	1,856,716
MPLX LP 4.000% due 03/15/28	500,000	469,788
4.500% due 04/15/38	2,450,000	2,148,607
4.800% due 02/15/29	1,100,000	1,100,153
Petroleos Mexicanos (Mexico) 5.350% due 02/12/28	2,000,000	1,750,000
6.350% due 02/12/48	2,100,000	1,683,192
6.500% due 03/13/27	2,000,000	1,885,000
Sabine Pass Liquefaction LLC 5.000% due 03/15/27	2,100,000	2,109,394

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Southwestern Energy Co 6.200% due 01/23/25	$2,500,000	$2,246,875
The Williams Cos Inc 4.850% due 03/01/48	1,800,000	1,644,929

		45,644,331

Financial - 14.3%

Ares Capital Corp 4.250% due 03/01/25	1,750,000	1,669,114
Bank of America Corp 4.183% due 11/25/27	4,850,000	4,672,862
4.200% due 08/26/24	3,500,000	3,473,632
4.250% due 10/22/26	5,500,000	5,357,300
Citigroup Inc 4.125% due 07/25/28	3,600,000	3,384,386
4.400% due 06/10/25	5,000,000	4,899,405
4.600% due 03/09/26	3,948,000	3,904,184
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,460,122
GLP Capital LP REIT 5.250% due 06/01/25	1,950,000	1,941,069
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	1,900,000	1,788,562
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	3,500,000	3,261,131
JPMorgan Chase & Co 3.797% due 07/23/24	2,000,000	2,004,733
4.125% due 12/15/26	4,000,000	3,925,693
Morgan Stanley 5.000% due 11/24/25	7,500,000	7,662,058
Nuveen LLC 4.000% due 11/01/28 ~	2,050,000	2,116,204
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,127,386
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	2,882,410
The Goldman Sachs Group Inc 3.272% due 09/29/25	2,000,000	1,876,047
3.500% due 11/16/26	8,000,000	7,400,593
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,362,500
UDR Inc REIT 2.950% due 09/01/26	2,000,000	1,847,609
Ventas Realty LP REIT 3.500% due 02/01/25	4,450,000	4,267,387
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	3,476,380

		80,760,767

Industrial - 3.2%

Allegion US Holding Co Inc 3.550% due 10/01/27	3,786,000	3,526,495
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	1,000,000	1,001,250
Masco Corp 7.750% due 08/01/29	2,000,000	2,389,279
Novelis Corp 5.875% due 09/30/26 ~	1,000,000	887,500
6.250% due 08/15/24 ~	3,000,000	2,827,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,484,375
Standard Industries Inc 4.750% due 01/15/28 ~	875,000	738,281
WRKCo Inc 4.650% due 03/15/26 ~	4,000,000	4,069,073

		17,923,753

	Principal Amount	Value
Utilities - 3.4%

Calpine Corp 5.250% due 06/01/26 ~	$2,000,000	$1,832,500
Electricite de France SA (France) 4.500% due 09/21/28 ~	5,150,000	5,000,417
Exelon Corp 5.100% due 06/15/45	2,000,000	2,092,386
FirstEnergy Corp 4.850% due 07/15/47	3,000,000	3,017,315
IPALCO Enterprises Inc 3.700% due 09/01/24	3,500,000	3,410,428
Northern States Power Co 4.200% due 09/01/48	2,850,000	2,814,363
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,430,000

		19,597,409

Total Corporate Bonds & Notes (Cost $286,165,623)		273,062,367

SENIOR LOAN NOTES - 12.8%

Communications - 0.9%

Level 3 Parent LLC Term B 4.754% (USD LIBOR + 2.250%) due 02/22/24 §	2,500,000	2,368,750
Sprint Communications Inc Term B 5.063% (USD LIBOR + 2.500%) due 02/03/24 §	2,952,437	2,826,959

		5,195,709

Consumer, Cyclical - 3.7%

Bass Pro Group LLC Term B 7.522% (USD LIBOR + 5.000%) due 09/25/24 §	1,984,925	1,906,768
ClubCorp Holdings Inc Term B 5.553% (USD LIBOR + 2.750%) due 09/18/24 §	2,203,353	2,094,563
Golden Nugget LLC Term B 5.237% (USD LIBOR + 2.750%) due 10/04/23 §	3,314,742	3,175,523
Hilton Worldwide Finance LLC Term B-2 4.256% (USD LIBOR + 1.750%) due 10/25/23 §	3,182,817	3,071,419
New Red Finance Inc Term B (Canada) 4.772% (USD LIBOR + 2.250%) due 02/17/24 §	5,278,993	5,036,994
Nexeo Solutions LLC Term B 5.926% (USD LIBOR + 3.250%) due 06/09/23 §	1,950,387	1,923,569
SeaWorld Parks & Entertainment Inc Term B-5 5.522% (USD LIBOR + 3.000%) due 03/31/24 §	3,944,812	3,783,733

		20,992,569

Consumer, Non-Cyclical - 2.1%

Albertson’s LLC Term B-7 5.522% (USD LIBOR + 3.000%) due 11/16/25 §	2,568,506	2,430,448
Envision Healthcare Corp Term B 6.272% (USD LIBOR + 3.750%) due 10/11/25 §	3,000,000	2,809,167
Refinitiv US Holdings Inc Term B 6.272% (USD LIBOR + 3.750%) due 10/01/25 §	2,000,000	1,876,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
US Foods Inc Term B 4.522% (USD LIBOR + 2.000%) due 06/27/23 §	$3,412,500	$3,244,718
Valeant Pharmaceuticals International Term B 5.379% (USD LIBOR + 3.000%) due 06/01/25 §	1,925,000	1,848,000

		12,208,333

Financial - 0.9%

HUB International Ltd Term B 5.240% (USD LIBOR + 3.000%) due 04/25/25 §	1,492,500	1,412,900
USI Inc Term B 5.803% (USD LIBOR + 3.000%) due 05/16/24 §	3,950,000	3,740,650

		5,153,550

Industrial - 3.1%

Avolon (US) LLC Term B-3 (Ireland) 4.470% (USD LIBOR + 2.000%) due 01/15/25 §	1,809,038	1,746,132
GFL Environmental Inc Term B (Canada) 5.522% (USD LIBOR + 2.750%) due 05/31/25 §	2,743,108	2,571,664
NCI Building Systems Inc Term B 6.175% (USD LIBOR + 3.750%) due 04/12/25 §	997,494	912,707
Proampac PG Borrower LLC 6.049% (USD LIBOR + 3.500%) due 11/18/23 §	3,929,825	3,782,456
Reynolds Group Holdings Inc Term B 5.274% (USD LIBOR + 3.000%) due 02/05/23 §	2,960,342	2,834,527
TransDigm Inc
Term E 5.022% (USD LIBOR + 2.500%) due 05/30/25 §	1,928,072	1,824,438
Term F 5.022% (USD LIBOR + 2.500%) due 06/09/23 §	3,841,269	3,639,602

		17,311,526

Technology - 1.0%

Tempo Acquisition LLC Term B 5.522% (USD LIBOR + 3.000%) due 05/01/24 §	1,979,899	1,900,704
Vertafore Inc Term B 6.053% (USD LIBOR + 3.250%) due 07/02/25 §	4,000,000	3,815,716

		5,716,420

Utilities - 1.1%

Talen Energy Supply LLC Term B-1 6.522% (USD LIBOR + 4.000%) due 07/06/23 §	3,925,094	3,874,393
Vistra Operations Co LLC Term B-1 4.522% (USD LIBOR + 2.000%) due 08/04/23 §	2,394,000	2,334,150

		6,208,543

Total Senior Loan Notes (Cost $76,002,168)		72,786,650

MORTGAGE-BACKED SECURITIES - 1.5%

Fannie Mae - 0.8%

2.500% due 01/01/34	4,500,000	4,395,195

Freddie Mac - 0.7%

2.500% due 01/01/34	4,000,000	3,902,073

Total Mortgage-Backed Securities (Cost $8,225,898)		8,297,268

	Principal Amount	Value

ASSET-BACKED SECURITIES - 18.3%

AmeriCredit Automobile Receivables Trust 2.240% due 06/19/23	$950,000	$938,304
2.400% due 05/18/22	1,850,000	1,827,644
2.690% due 06/19/23	1,050,000	1,037,853
2.710% due 08/18/22	1,500,000	1,486,743
Apidos CLO XXX (Cayman) 4.020% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,482,248
Buttermilk Park CLO Ltd (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,581,234
Capital Auto Receivables Asset Trust 1.690% due 03/20/21	1,250,000	1,240,189
2.110% due 03/22/21	600,000	595,689
3.090% due 08/22/22 ~	1,600,000	1,602,765
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.559% (USD LIBOR + 1.050%) due 07/27/31 § ~	1,000,000	985,165
4.059% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,940,808
4.469% (USD LIBOR + 2.000%) due 04/20/27 § ~	2,975,000	2,927,132
CIFC Funding Ltd (Cayman) 3.320% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,944,388
4.100% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,805,000	1,684,962
Dryden Senior Loan Fund ‘B’ (Cayman) 3.821% (USD LIBOR + 1.500%) due 07/17/31 § # ~	2,000,000	1,945,259
3.845% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,541,262
4.087% (USD LIBOR + 1.650%) due 01/17/32 § ~	2,250,000	2,203,746
Dryden Senior Loan Fund ‘C’ (Cayman) 4.121% (USD LIBOR + 1.800%) due 07/17/31 § # ~	2,000,000	1,867,409
4.336% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	937,730
4.487% (USD LIBOR + 2.050%) due 01/17/32 § ~	2,250,000	2,134,690
Ford Credit Auto Owner Trust 1.730% due 03/15/22	850,000	833,905
2.240% due 06/15/22	1,000,000	986,630
2.350% due 04/15/23	2,500,000	2,460,235
3.190% due 07/15/31 ~	4,000,000	3,974,769
Madison Park Funding Ltd (Cayman) 3.998% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,600,000	2,550,603
4.216% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,541,140
4.466% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,317,319
Navient Student Loan Trust 3.226% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	1,992,156
Octagon Investment Partners 25 Ltd (Cayman) 3.669% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,934,335
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,939,552
Regatta XIV Funding Ltd (Cayman) 3.402% (USD LIBOR + 1.190%) due 10/25/31 § ~	3,300,000	3,259,058
Santander Drive Auto Receivables Trust 2.630% due 07/15/22	2,350,000	2,336,634
2.660% due 11/15/21	1,000,000	996,429
2.960% due 03/15/24	1,850,000	1,842,441

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
3.290% due 10/17/22	$750,000	$750,781
3.350% due 07/17/23	2,000,000	2,002,975
3.510% due 08/15/23	2,500,000	2,503,097
SLM Private Credit Student Loan Trust ‘A’ 3.078% (USD LIBOR + 0.290%) due 06/15/39 §	3,393,665	3,295,195
SLM Student Loan Trust 3.040% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	5,020,158
3.040% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	5,024,532
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	2,407,517	2,327,605
2.700% due 05/15/31 ~	1,939,877	1,941,769
2.820% due 10/15/35 ~	4,450,000	4,355,361
2.880% due 09/15/34 ~	4,500,000	4,405,197
3.500% due 02/15/36 ~	2,300,000	2,305,345
3.600% due 01/15/37 ~	1,550,000	1,571,520
3.630% due 11/15/35 ~	2,000,000	2,016,197

Total Asset-Backed Securities (Cost $104,776,519)		103,390,158

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.500% due 02/28/20	5,500,000	5,437,344
Freddie Mac 1.250% due 10/02/19	5,500,000	5,441,299

Total U.S. Government Agency Issues (Cost $10,933,663)		10,878,643

U.S. TREASURY OBLIGATIONS - 13.8%

U.S. Treasury Bonds - 5.5%

2.250% due 08/15/46	4,050,000	3,469,169
2.500% due 02/15/46	3,500,000	3,166,851
2.500% due 05/15/46	3,000,000	2,711,554
2.750% due 11/15/47	4,000,000	3,793,023
2.875% due 11/15/46	3,000,000	2,923,119
3.000% due 11/15/44	4,000,000	4,002,396
3.000% due 02/15/48	4,750,000	4,734,421
3.375% due 11/15/48	6,000,000	6,428,537

		31,229,070

	Principal Amount	Value
U.S. Treasury Notes - 8.3%

1.250% due 07/31/23	$5,000,000	$4,730,096
1.375% due 08/31/23	4,000,000	3,802,396
1.375% due 09/30/23	4,500,000	4,272,376
1.625% due 11/15/22	5,000,000	4,842,066
1.625% due 05/15/26	5,000,000	4,673,308
2.000% due 10/31/21	1,400,000	1,382,228
2.000% due 11/30/22	6,000,000	5,892,390
2.125% due 12/31/21	4,500,000	4,456,591
3.125% due 11/15/28	12,400,000	12,872,817

		46,924,268

Total U.S. Treasury Obligations (Cost $78,067,976)		78,153,338

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%

Chile Government (Chile) 2.250% due 10/30/22	2,000,000	1,927,600
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,900,000	1,883,639
Mexico Government (Mexico) 4.350% due 01/15/47	2,000,000	1,721,500
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	2,923,700

Total Foreign Government Bonds & Notes (Cost $8,841,672)		8,456,439

	Shares
SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	9,811,770	9,811,770

Total Short-Term Investment (Cost $9,811,770)		9,811,770

TOTAL INVESTMENTS - 99.7% (Cost $582,825,289)		564,836,633

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,424,753

NET ASSETS - 100.0%		$566,261,386

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$273,062,367	$—	$273,062,367	$—
	Senior Loan Notes	72,786,650	—	72,786,650	—
	Mortgage-Backed Securities	8,297,268	—	8,297,268	—
	Asset-Backed Securities	103,390,158	—	103,390,158	—
	U.S. Government Agency Issues	10,878,643	—	10,878,643	—
	U.S. Treasury Obligations	78,153,338	—	78,153,338	—
	Foreign Government Bonds & Notes	8,456,439	—	8,456,439	—
	Short-Term Investment	9,811,770	9,811,770	—	—

	Total	$564,836,633	$9,811,770	$555,024,863	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.7%

Basic Materials - 0.2%

Constellium NV ‘A’ *	176,660	$1,234,853

Consumer, Cyclical - 0.7%

Las Vegas Sands Corp	20,642	1,074,416
Lennar Corp ‘A’	22,751	890,702
Mohawk Industries Inc *	6,772	792,053
Party City Holdco Inc *	99,650	994,507

		3,751,678

Consumer, Non-Cyclical - 0.2%

United Rentals Inc *	11,501	1,179,198

Financial - 1.2%

Bank of America Corp	46,717	1,151,107
Citigroup Inc	23,845	1,241,371
JPMorgan Chase & Co	11,000	1,073,820
The Goldman Sachs Group Inc	6,042	1,009,316
The PNC Financial Services Group Inc	7,650	894,361
Wells Fargo & Co	26,387	1,215,913

		6,585,888

Industrial - 1.2%

Berry Global Group Inc *	34,551	1,642,209
Caterpillar Inc	9,565	1,215,425
Crown Holdings Inc *	31,513	1,309,995
Evoqua Water Technologies Corp *	113,006	1,084,858
Xylem Inc	15,010	1,001,467

		6,253,954

Technology - 0.2%

NXP Semiconductors NV (Netherlands)	16,307	1,194,977

Total Common Stocks (Cost $24,306,699)		20,200,548

	Principal Amount
CORPORATE BONDS & NOTES - 62.7%

Basic Materials - 3.6%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$2,600,000	2,665,000
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	4,125,000	4,044,562
Constellium NV 5.750% due 05/15/24 ~	1,375,000	1,271,875
5.875% due 02/15/26 ~	250,000	223,125
6.625% due 03/01/25 ~	1,250,000	1,162,500
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,396,719
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	3,750,000	3,421,629
4.125% due 05/30/23 ~	1,000,000	982,809
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	1,825,000	1,829,562
Syngenta Finance NV (Switzerland) 4.892% due 04/24/25 ~	3,000,000	2,841,606

		19,839,387

Communications - 3.4%

CCO Holdings LLC 5.875% due 04/01/24 ~	900,000	897,750
Charter Communications Operating LLC 3.750% due 02/15/28	1,500,000	1,360,285
4.200% due 03/15/28	1,500,000	1,408,096

	Principal Amount	Value
Radiate Holdco LLC 6.875% due 02/15/23 ~	$2,175,000	$1,984,687
Sprint Capital Corp 6.875% due 11/15/28	850,000	805,375
8.750% due 03/15/32	2,000,000	2,115,000
Sprint Communications Inc 6.000% due 11/15/22	1,000,000	983,830
Sprint Corp 7.625% due 02/15/25	3,090,000	3,097,725
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	137,500	136,125
The Interpublic Group of Cos Inc 4.650% due 10/01/28	2,000,000	1,978,935
Uber Technologies Inc 7.500% due 11/01/23 ~	1,000,000	970,000
8.000% due 11/01/26 ~	2,600,000	2,515,500

		18,253,308

Consumer, Cyclical - 10.9%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	816,783	792,035
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,356,529	1,353,137
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,191,332	1,228,844
Beazer Homes USA Inc 5.875% due 10/15/27	3,975,000	3,160,125
6.750% due 03/15/25	1,000,000	863,750
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	3,475,000	2,997,187
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	4,100,000	3,700,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,250,000	2,227,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,297,312
General Motors Financial Co Inc 3.200% due 07/06/21	1,550,000	1,514,891
4.375% due 09/25/21	1,500,000	1,507,035
Golden Nugget Inc 6.750% due 10/15/24 ~	3,725,000	3,520,125
8.750% due 10/01/25 ~	2,950,000	2,846,750
Hyundai Capital America 4.125% due 06/08/23 ~	3,500,000	3,507,289
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	3,500,000	3,543,750
L Brands Inc 5.250% due 02/01/28	4,425,000	3,788,906
Lennar Corp 4.750% due 11/29/27	3,575,000	3,239,844
Mattamy Group Corp (Canada)
6.500% due 10/01/25 ~	1,450,000	1,305,000
6.875% due 12/15/23 ~	1,500,000	1,408,125
Mattel Inc 3.150% due 03/15/23	1,425,000	1,175,625
5.450% due 11/01/41	1,925,000	1,376,375
6.750% due 12/31/25 ~	1,850,000	1,655,176
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	323,820	335,559
PF Chang’s China Bistro Inc 10.250% due 06/30/20 ~	1,045,000	961,400
Taylor Morrison Communities Inc 6.625% due 05/15/22	2,000,000	2,005,000
Tesla Inc 5.300% due 08/15/25 ~	5,150,000	4,493,375
Wyndham Destinations Inc 3.900% due 03/01/23	350,000	322,656
5.625% due 03/01/21	1,250,000	1,250,000
5.750% due 04/01/27	1,750,000	1,612,187

		58,989,208

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 6.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	$5,300,000	$4,266,500
Albertson’s Cos LLC 6.625% due 06/15/24	3,000,000	2,797,500
Bacardi Ltd (Bermuda) 4.700% due 05/15/28 ~	2,000,000	1,926,677
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24	2,200,000	2,028,670
Bausch Health Cos Inc 5.625% due 12/01/21 ~	1,050,000	1,034,906
5.875% due 05/15/23 ~	900,000	835,875
6.125% due 04/15/25 ~	375,000	328,125
9.000% due 12/15/25 ~	2,500,000	2,496,875
Conagra Brands Inc 4.600% due 11/01/25	900,000	904,539
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	3,046,000	2,916,545
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	479,045
JBS Investments II GmbH 7.000% due 01/15/26 ~	600,000	589,500
JBS USA LUX SA 5.750% due 06/15/25 ~	500,000	479,375
5.875% due 07/15/24 ~	425,000	418,094
7.250% due 06/01/21 ~	1,575,000	1,590,750
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	625,000	589,062
5.875% due 09/30/27 ~	1,100,000	1,001,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	2,858,000	2,954,457
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	1,675,000	1,591,250
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,448,973
TMS International Corp 7.250% due 08/15/25 ~	4,300,000	4,031,250
Valeant Pharmaceuticals International 8.500% due 01/31/27 ~	625,000	607,812
Verscend Escrow Corp 9.750% due 08/15/26 ~	1,450,000	1,368,437

		36,685,217

Energy - 12.8%

Andeavor Logistics LP 5.250% due 01/15/25	4,825,000	4,917,504
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	2,650,000	2,411,500
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	2,500,000	1,787,500
Concho Resources Inc 4.375% due 01/15/25	3,000,000	2,968,214
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	3,075,000	3,163,406
5.750% due 01/30/28 ~	750,000	768,900
Energy Transfer Partners LP 4.050% due 03/15/25	1,200,000	1,139,120
4.750% due 01/15/26	1,550,000	1,509,413
5.800% due 06/15/38	3,000,000	2,931,448
6.250% due 02/15/23	3,200,000	2,684,000
EnLink Midstream Partners LP 4.400% due 04/01/24	2,500,000	2,358,502
EP Energy LLC 7.750% due 05/15/26 ~	1,375,000	1,222,031
EQM Midstream Partners LP 4.750% due 07/15/23	2,850,000	2,839,511
EQT Corp 3.900% due 10/01/27	3,000,000	2,592,335

	Principal Amount	Value
Halcon Resources Corp 6.750% due 02/15/25	$3,850,000	$2,829,750
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	4,100,000	4,104,787
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	3,050,000	2,653,500
MPLX LP 4.000% due 03/15/28	2,500,000	2,348,941
4.800% due 02/15/29	350,000	350,049
Parsley Energy LLC 5.250% due 08/15/25 ~	775,000	705,250
5.375% due 01/15/25 ~	4,275,000	3,954,375
5.625% due 10/15/27 ~	150,000	137,063
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27	1,350,000	1,272,375
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,525,000	2,626,424
Sanchez Energy Corp 6.125% due 01/15/23	3,140,000	580,900
7.250% due 02/15/23 ~	1,575,000	1,291,500
Southwestern Energy Co 6.200% due 01/23/25	1,000,000	898,750
7.500% due 04/01/26	3,330,000	3,163,500
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,102,891
Targa Resources Partners LP 5.000% due 01/15/28	650,000	589,875
5.125% due 02/01/25	900,000	848,250
5.375% due 02/01/27	200,000	188,500
5.875% due 04/15/26 ~	2,850,000	2,785,875
Ultra Resources Inc 7.125% due 04/15/25 ~	3,379,000	1,081,280
Whiting Petroleum Corp 6.625% due 01/15/26	3,000,000	2,587,500

		69,394,719

Financial - 10.4%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/23/23	1,850,000	1,760,361
3.950% due 02/01/22	750,000	737,050
4.450% due 10/01/25	3,000,000	2,853,387
Air Lease Corp 3.625% due 04/01/27	1,500,000	1,344,637
3.750% due 02/01/22	1,750,000	1,732,889
4.250% due 09/15/24	1,000,000	978,629
4.625% due 10/01/28	3,000,000	2,840,865
Bank of America Corp 3.352% (USD LIBOR + 0.770%) due 02/05/26 §	2,000,000	1,892,535
3.366% due 01/23/26	1,000,000	957,271
3.472% (USD LIBOR + 0.650%) due 06/25/22 §	3,000,000	2,963,253
4.183% due 11/25/27	2,500,000	2,408,692
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	3,762,572
Citigroup Inc 3.450% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	2,961,901
4.075% due 04/23/29	3,000,000	2,931,175
4.400% due 06/10/25	1,500,000	1,469,822
GLP Capital LP 5.300% due 01/15/29	3,000,000	2,945,340
JPMorgan Chase & Co 3.125% due 01/23/25	1,100,000	1,049,279
4.005% due 04/23/29	2,000,000	1,969,261
Morgan Stanley 3.591% due 07/22/28	4,000,000	3,784,679
3.772% due 01/24/29	1,050,000	1,006,348
3.811% (USD LIBOR + 1.220%) due 05/08/24 §	2,000,000	1,971,614
5.000% due 11/24/25	2,000,000	2,043,216

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 3.272% due 09/29/25	$2,500,000	$2,345,059
3.487% (USD LIBOR + 1.000%) due 07/24/23 §	3,000,000	2,916,882
3.500% due 11/16/26	1,000,000	925,074
3.750% due 02/25/26	1,300,000	1,231,830
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,362,500

		56,146,121

Industrial - 13.2%

Allegion US Holding Co Inc 3.200% due 10/01/24	3,000,000	2,833,930
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,061,250
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	1,850,125
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or 8.750% PIK due 01/31/23 ~	750,000	637,500
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	2,750,000	2,545,455
7.250% due 05/15/24 ~	1,400,000	1,401,750
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,425,000	2,079,438
BWAY Holding Co 5.500% due 04/15/24 ~	1,350,000	1,274,062
7.250% due 04/15/25 ~	4,400,000	3,965,500
Cloud Crane LLC 10.125% due 08/01/24 ~	3,800,000	3,914,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	2,650,000	2,371,750
7.875% due 07/15/26 ~	1,150,000	1,037,875
GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,150,000	1,066,625
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	2,325,000	2,034,375
Itron Inc 5.000% due 01/15/26 ~	3,125,000	2,867,188
Masco Corp 3.500% due 04/01/21	1,075,000	1,070,517
7.750% due 08/01/29	4,110,000	4,909,969
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	2,600,000	2,548,000
Novelis Corp 5.875% due 09/30/26 ~	3,475,000	3,084,063
6.250% due 08/15/24 ~	1,400,000	1,319,500
Standard Industries Inc 4.750% due 01/15/28 ~	5,268,000	4,444,875
5.000% due 02/15/27 ~	1,500,000	1,316,250
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,895,000	3,339,963
TransDigm Inc 6.500% due 07/15/24	1,500,000	1,464,375
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	3,500,000	3,342,500
US Concrete Inc 6.375% due 06/01/24	4,650,000	4,301,250
Wabtec Corp 4.150% due 03/15/24	500,000	483,697
4.700% due 09/15/28	3,000,000	2,820,624
WRKCo Inc 4.650% due 03/15/26 ~	2,000,000	2,034,536
Zekelman Industries Inc 9.875% due 06/15/23 ~	2,785,000	2,945,138

		71,366,080

	Principal Amount	Value
Technology - 0.5%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	$3,000,000	$2,932,500

Utilities - 1.1%

Calpine Corp 5.250% due 06/01/26 ~	2,200,000	2,015,750
Electricite de France SA (France) 4.500% due 09/21/28 ~	3,000,000	2,912,864
Talen Energy Supply LLC 6.500% due 09/15/24 ~	500,000	310,625
6.500% due 06/01/25	800,000	572,000

		5,811,239

Total Corporate Bonds & Notes (Cost $361,586,605)		339,417,779

SENIOR LOAN NOTES - 22.4%

Basic Materials - 0.6%

Aleris International Inc 7.245% (USD LIBOR + 4.750%) due 02/27/23 §	3,482,500	3,458,558

Communications - 1.2%

CSC Holdings LLC 4.705% (USD LIBOR + 2.250%) due 07/17/25 §	646,406	610,854
Term B 4.955% (USD LIBOR + 2.500%) due 01/25/26 §	3,980,000	3,817,485
Sprint Communications Inc Term B 5.063% (USD LIBOR + 2.500%) due 02/03/24 §	2,461,187	2,356,587

		6,784,926

Consumer, Cyclical - 6.2%

Belk Inc Term B 7.365% (USD LIBOR + 4.750%) due 12/10/22 §	1,525,987	1,236,431
BJ’s Wholesale Club Inc Term B 5.432% (USD LIBOR + 3.000%) due 02/03/24 §	2,992,500	2,908,958
Caesars Resort Collection LLC Term B 5.272% (USD LIBOR + 2.750%) due 12/22/24 §	4,950,000	4,752,000
ClubCorp Holdings Inc Term B 5.553% (USD LIBOR + 2.750%) due 09/18/24 §	3,427,438	3,258,209
Neiman Marcus Group Ltd LLC 5.630% (USD LIBOR + 3.250%) due 10/25/20 §	2,440,503	2,080,528
New Red Finance Inc Term B (Canada) 4.772% (USD LIBOR + 2.250%) due 02/17/24 §	4,938,527	4,712,135
Petco Animal Supplies Inc Term B-1 5.777% (USD LIBOR + 3.250%) due 01/26/23 §	2,932,236	2,182,073
PF Chang’s China Bistro Inc 7.671% (USD LIBOR + 5.000%) due 09/01/22 §	2,487,406	2,411,229
SeaWorld Parks & Entertainment Inc Term B-5 5.522% (USD LIBOR + 3.000%) due 03/31/24 §	4,442,267	4,260,876
SRS Distribution Inc Term B 5.772% (USD LIBOR + 3.250%) due 05/24/25 §	2,992,500	2,801,728
Tacala Investment Corp Term B 5.772% (USD LIBOR + 3.250%) due 02/01/25 §	2,977,500	2,875,148

		33,479,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 2.9%

Air Medical Group Holdings Inc Term B 6.754% (USD LIBOR + 4.250%) due 03/14/25 §	$3,482,412	$3,283,141
Albertson’s LLC Term B-7 5.522% (USD LIBOR + 3.000%) due 11/16/25 §	3,000,000	2,838,750
Envision Healthcare Corp Term B 6.272% (USD LIBOR + 3.750%) due 10/11/25 §	3,000,000	2,809,167
Refinitiv US Holdings Inc Term B 6.272% (USD LIBOR + 3.750%) due 10/01/25 §	3,750,000	3,517,500
Valeant Pharmaceuticals International Term B 5.379% (USD LIBOR + 3.000%) due 06/01/25 §	3,393,430	3,257,692

		15,706,250

Financial - 1.5%

HUB International Ltd Term B 5.240% (USD LIBOR + 3.000%) due 04/25/25 §	4,477,500	4,238,701
USI Inc Term B 5.803% (USD LIBOR + 3.000%) due 05/16/24 §	3,950,000	3,740,650

		7,979,351

Industrial - 9.0%

Accudyne Industries Borrower SCA Term B (Luxembourg) 5.522% (USD LIBOR + 3.250%) due 08/18/24 § ¥	5,039,705	4,794,020
Advanced Disposal Services Inc Term B 4.669% (USD LIBOR + 2.250%) due 11/10/23 §	3,200,948	3,084,913
Avolon (US) LLC Term B-3 (Ireland) 4.470% (USD LIBOR + 2.000%) due 01/15/25 §	3,662,957	3,535,585
Brand Industrial Services Inc 6.732% (USD LIBOR + 4.250%) due 06/21/24 §	3,949,875	3,754,356
BWAY Holding Co Term B 5.658% (USD LIBOR + 3.250%) due 04/03/24 §	3,204,953	3,026,678
Crosby US Acquisition Corp 5.504% (USD LIBOR + 3.000%) due 11/22/20 §	4,160,917	3,952,871
(2nd Lien) 8.504% (USD LIBOR + 6.000%) due 11/22/21 §	1,650,000	1,485,000
EWT Holdings III Corp 5.522% (USD LIBOR + 3.000%) due 12/20/24 §	2,784,305	2,693,815
Flex Acquisition Co Inc 5.349% (USD LIBOR + 3.000%) due 12/29/23 §	1,965,000	1,855,697
Term B 5.599% (USD LIBOR + 3.250%) due 06/22/25 §	995,000	946,909
GFL Environmental Inc Term B (Canada) 5.522% (USD LIBOR + 2.750%) due 05/31/25 §	2,743,108	2,571,664
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.772% (USD LIBOR + 4.250%) due 06/30/22 §	2,962,500	2,562,563
NCI Building Systems Inc Term B 6.175% (USD LIBOR + 3.750%) due 04/12/25 §	1,246,867	1,140,883

	Principal Amount	Value
North American Lifting Holdings Inc 7.303% (USD LIBOR + 4.500%) due 11/27/20 §	$2,486,926	$2,269,320
(2nd Lien) 11.803% (USD LIBOR + 9.000%) due 11/27/21 §	2,000,000	1,674,750
Proampac PG Borrower LLC 6.049% (USD LIBOR + 3.500%) due 11/18/23 §	3,200,506	3,080,487
(2nd Lien) 11.145% (USD LIBOR + 8.500%) due 10/18/24 §	500,000	490,000
Titan Acquisition Ltd Term B (Canada) 5.522% (USD LIBOR + 3.000%) due 03/28/25 §	2,984,962	2,762,956
TransDigm Inc
Term F 5.022% (USD LIBOR + 2.500%) due 06/09/23 §	974,941	923,757
Term G 5.022% (USD LIBOR + 2.500%) due 08/22/24 §	2,473,759	2,339,763

		48,945,987

Technology - 0.6%

Vertafore Inc
(2nd Lien) 10.053% (USD LIBOR + 7.250%) due 07/02/26 §	1,000,000	963,125
Term B 6.053% (USD LIBOR + 3.250%) due 07/02/25 §	2,500,000	2,384,822

		3,347,947

Utilities - 0.4%

Talen Energy Supply LLC Term B-1 6.522% (USD LIBOR + 4.000%) due 07/06/23 §	1,969,925	1,944,479

Total Senior Loan Notes (Cost $128,117,887)		121,646,813

MORTGAGE-BACKED SECURITIES - 0.7%

Fannie Mae - 0.4%

2.500% due 01/01/34	2,000,000	1,953,420

Freddie Mac - 0.3%

2.500% due 01/01/34	2,000,000	1,951,037

Total Mortgage-Backed Securities (Cost $3,870,938)		3,904,457

ASSET-BACKED SECURITIES - 4.3%

Apidos CLO XXX ‘A2’ (Cayman) 4.020% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,400,000	2,321,499
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 § ~	700,000	691,790
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.469% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,200,000	1,180,692
CIFC Funding 2015-III Ltd (Cayman) 4.100% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,100,000	1,026,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Dryden Senior Loan Fund ‘B’ (Cayman) 3.821% (USD LIBOR + 1.500%) due 07/17/31 § ~	$1,500,000	$1,458,945
3.845% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,504,551
4.087% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,500,000	1,469,164
Dryden Senior Loan Fund ‘C’ (Cayman) 4.121% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,400,557
4.336% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	234,432
4.487% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,500,000	1,423,127
Madison Park Funding XXIX Ltd (Cayman) 3.998% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,650,000	2,599,653
Madison Park Funding XXVIII Ltd (Cayman) 4.216% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,954,723
4.466% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	940,942
Regatta XIII Funding Ltd ‘D’ (Cayman) 8.284% (USD LIBOR + 5.950%) due 07/15/31 § ~	2,500,000	2,213,644
SLM Private Credit Student Loan Trust 3.078% (USD LIBOR + 0.290%) due 06/15/39 §	1,696,833	1,647,598

		23,068,164

Total Asset-Backed Securities (Cost $23,917,316)		23,068,164

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 1.0%

Mexico Government (Mexico) 3.750% due 01/11/28	$2,750,000	$2,578,840
4.600% due 02/10/48	3,000,000	2,671,875

Total Foreign Government Bonds & Notes (Cost $5,730,250)		5,250,715

	Shares
SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio	14,025,620	14,025,620

Total Short-Term Investment (Cost $14,025,620)		14,025,620

TOTAL INVESTMENTS - 97.4% (Cost $561,555,315)		527,514,096

OTHER ASSETS & LIABILITIES, NET - 2.6%		14,192,070

NET ASSETS - 100.0%		$541,706,166

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,200,548	$20,200,548	$—	$—
	Corporate Bonds & Notes	339,417,779	—	339,417,779	—
	Senior Loan Notes	121,646,813	—	121,646,813	—
	Mortgage-Backed Securities	3,904,457	—	3,904,457	—
	Asset-Backed Securities	23,068,164	—	23,068,164	—
	Foreign Government Bonds & Notes	5,250,715	—	5,250,715	—
	Short-Term Investment	14,025,620	14,025,620	—	—

	Total	$527,514,096	$34,226,168	$493,287,928	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.5%

Consumer, Cyclical - 0.3%

Mattel Inc 6.750% due 12/31/25 ~	$7,127,000	$6,376,456

Consumer, Non-Cyclical - 0.6%

Ahern Rentals Inc 7.375% due 05/15/23 ~	8,988,000	7,235,340
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	2,934,000	3,033,023

		10,268,363

Industrial - 1.6%

GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	250,000	220,000
5.625% due 05/01/22 ~	7,336,000	6,804,140
Reynolds Group Issuer Inc 5.936% (USD LIBOR + 3.500%) due 07/15/21 § ~	20,750,000	20,724,063

		27,748,203

Total Corporate Bonds & Notes (Cost $47,324,200)		44,393,022

SENIOR LOAN NOTES - 90.6%

Basic Materials - 4.2%

Aleris International Inc 7.245% (USD LIBOR + 4.750%) due 02/27/23 §	10,945,000	10,869,753
Covia Holdings Corp 6.553% (USD LIBOR + 3.750%) due 06/01/25 §	3,565,417	2,573,044
GrafTech Finance Inc Term B 6.022% (USD LIBOR + 3.500%) due 02/12/25 §	7,750,633	7,353,413
Messer Industries USA Inc Term B due 10/02/25 ¥	9,750,000	9,335,625
PQ Corp Term B 5.027% (USD LIBOR + 2.500%) due 02/08/25 §	9,598,394	9,124,473
Solenis International LP 6.707% (USD LIBOR + 4.000%) due 12/26/23 § ¥	15,123,875	14,603,992
Starfruit US Holdco LLC Term B (Netherlands) 5.599% (USD LIBOR + 3.250%) due 10/01/25 §	17,700,000	16,638,000
Vantage Specialty Chemicals Inc Term B 6.011% (USD LIBOR + 3.500%) due 10/28/24 §	4,700,476	4,559,462

		75,057,762

Communications - 9.5%

CSC Holdings LLC
4.705% (USD LIBOR + 2.250%) due 07/17/25 §	3,259,172	3,079,918
Term B
4.955% (USD LIBOR + 2.500%) due 01/25/26 § ¥	19,333,500	18,544,055
Dawn Acquisition LLC Term B due 12/31/25 § ¥	7,250,000	6,851,250
iHeartCommunications Inc Term D 9.095% (USD LIBOR + 6.750%) due 01/30/19 * § Y	10,125,000	6,771,094
Intelsat Jackson Holdings SA Term B-3 (Luxembourg) 6.256% (USD LIBOR + 3.750%) due 11/27/23 §	19,550,000	19,014,408

	Principal Amount	Value
MTN Infrastructure TopCo Inc Term B 5.522% (USD LIBOR + 3.000%) due 11/17/24 §	$12,603,926	$12,078,758
NEP Group Inc Term B 5.772% (USD LIBOR + 3.250%) due 10/20/25 §	6,600,000	6,377,250
SBA Senior Finance II LLC Term B 4.530% (USD LIBOR + 2.000%) due 04/11/25 § ¥	21,636,910	20,814,708
Sprint Communications Inc Term B
5.063% (USD LIBOR + 2.500%) due 02/03/24 §	30,416,093	29,123,409
5.563% (USD LIBOR + 3.000%) due 02/03/24 §	22,250,000	21,610,313
Uber Technologies Inc
6.387% (USD LIBOR + 4.000%) due 04/04/25 §	9,704,991	9,583,678
Term B
5.955% (USD LIBOR + 3.500%) due 07/13/23 §	14,654,226	14,258,561

		168,107,402

Consumer, Cyclical - 24.9%

24 Hour Fitness Worldwide Inc Term B 6.022% (USD LIBOR + 3.500%) due 05/31/25 §	6,716,250	6,594,518
Bass Pro Group LLC Term B 7.522% (USD LIBOR + 5.000%) due 09/25/24 §	24,615,056	23,645,838
Belk Inc Term B 7.365% (USD LIBOR + 4.750%) due 12/10/22 § ¥	9,519,963	7,713,550
BJ’s Wholesale Club Inc Term B 5.432% (USD LIBOR + 3.000%) due 02/03/24 §	10,525,257	10,231,424
Caesars Resort Collection LLC Term B 5.272% (USD LIBOR + 2.750%) due 12/22/24 §	27,000,498	25,920,478
ClubCorp Holdings Inc Term B 5.553% (USD LIBOR + 2.750%) due 09/18/24 § ¥	19,053,468	18,112,703
EG America LLC (United Kingdom)
(2nd Lien)
10.813% (USD LIBOR + 8.000%) due 03/23/26 §	9,310,000	9,170,350
Term B
6.813% (USD LIBOR + 4.000%) due 02/06/25 §	2,000,000	1,927,500
EG Finco Ltd Term B-1 (United Kingdom) 6.813% (USD LIBOR + 4.000%) due 02/06/25 §	10,181,105	9,812,040
Flynn Restaurant Group LP
6.022% (USD LIBOR + 3.500%) due 06/29/25 §	17,920,598	17,472,583
(2nd Lien)
9.299% (USD LIBOR + 7.000%) due 06/29/26 §	10,635,000	10,103,250
Formula One Management Ltd Term B-3 (United Kingdom) 5.022% (USD LIBOR + 2.500%) due 02/01/24 §	17,500,000	16,559,375
Golden Nugget LLC Term B 5.237% (USD LIBOR + 2.750%) due 10/04/23 §	16,950,038	16,238,136
IRB Holding Corp Term B 5.682% (USD LIBOR + 3.250%) due 02/05/25 § ¥	18,129,334	17,339,947
J Crew Group Inc Term B 5.978% (USD LIBOR + 3.220%) due 03/05/21 § ±	8,826,056	7,060,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
K-MAC Holdings Corp
5.754% (USD LIBOR + 3.250%) due 03/16/25 §	$6,448,756	$6,150,501
(2nd Lien)
9.254% (USD LIBOR + 6.750%) due 03/16/26 §	11,500,000	10,867,500
Navistar Inc Term B 5.890% (USD LIBOR + 3.500%) due 11/06/24 §	7,549,014	7,265,926
Neiman Marcus Group Ltd LLC 5.630% (USD LIBOR + 3.250%) due 10/25/20 § ¥	18,002,433	15,347,074
New Red Finance Inc Term B (Canada) 4.772% (USD LIBOR + 2.250%) due 02/17/24 §	26,912,801	25,679,064
Nexeo Solutions LLC Term B 5.926% (USD LIBOR + 3.250%) due 06/09/23 §	18,951,241	18,690,661
NPC International Inc
6.022% (USD LIBOR + 3.500%) due 04/20/24 §	8,294,423	7,776,022
(2nd Lien)
10.022% (USD LIBOR + 7.500%) due 04/18/25 §	11,582,389	10,945,358
Owens & Minor Distribution Inc Term B 6.849% (USD LIBOR + 4.500%) due 10/31/25 §	2,493,750	1,932,656
Petco Animal Supplies Inc Term B-1 5.777% (USD LIBOR + 3.250%) due 01/26/23 §	8,856,133	6,590,442
PF Chang’s China Bistro Inc 7.671% (USD LIBOR + 5.000%) due 09/01/22 §	21,965,970	21,293,262
Playa Resorts Holding BV Term B 5.270% (USD LIBOR + 2.750%) due 04/27/24 §	4,467,171	4,193,556
SeaWorld Parks & Entertainment Inc Term B-5 5.522% (USD LIBOR + 3.000%) due 03/31/24 §	11,849,246	11,365,406
SMG US Midco 2 Inc
5.522% (USD LIBOR + 3.250%) due 01/23/25 §	5,938,831	5,760,667
(2nd Lien)
9.522% (USD LIBOR + 7.000%) due 01/23/26 §	13,140,000	12,992,175
Spin Holdco Inc Term B 5.686% (USD LIBOR + 3.250%) due 11/14/22 §	21,254,488	20,260,840
SRS Distribution Inc Term B 5.772% (USD LIBOR + 3.250%) due 05/24/25 §	19,825,313	18,561,449
Tacala Investment Corp
(2nd Lien)
9.522% (USD LIBOR + 7.000%) due 02/01/26 §	8,250,000	7,878,750
Term B
5.772% (USD LIBOR + 3.250%) due 02/01/25 §	10,026,694	9,682,026
The Talbots Inc Term B 9.506% (USD LIBOR + 7.000%) due 11/28/22 §	3,000,000	2,962,500
Thor Industries Inc due 11/09/25 ¥	12,250,000	11,637,500
Univar USA Inc Term B-3 4.772% (USD LIBOR + 2.500%) due 07/01/24 § ¥	4,774,117	4,574,798

		440,310,670

	Principal Amount	Value
Consumer, Non-Cyclical - 18.9%

AHP Health Partners Inc Term B 7.022% (USD LIBOR + 4.500%) due 06/28/25 §	$6,467,500	$6,354,319
Air Medical Group Holdings Inc Term B
5.682% (USD LIBOR + 3.250%) due 04/28/22 §	6,893,568	6,433,174
6.754% (USD LIBOR + 4.250%) due 03/14/25 §	5,330,935	5,025,888
Albertson’s LLC Term B-6 5.691% (USD LIBOR + 3.000%) due 06/22/23 §	6,845,641	6,542,721
Term B-7 5.522% (USD LIBOR + 3.000%) due 11/16/25 §	22,671,101	21,452,529
AlixPartners LLP Term B 5.272% (USD LIBOR + 2.750%) due 04/04/24 §	22,959,673	22,110,165
Allied Universal Holdco LLC
6.272% (USD LIBOR + 3.750%) due 07/28/22 §	12,146,072	11,528,651
Term B
6.772% (USD LIBOR + 4.250%) due 07/28/22 §	5,500,000	5,276,563
Alphabet Holding Co Inc 6.022% (USD LIBOR + 3.500%) due 09/28/24 § ¥	11,112,438	10,103,062
Avantor Inc 6.572% (USD LIBOR + 4.000%) due 11/22/24 §	8,063,246	7,836,467
Envision Healthcare Corp Term B 6.272% (USD LIBOR + 3.750%) due 10/11/25 §	26,450,000	24,767,489
Garda World Security Corp Term B (Canada) 6.241% (USD LIBOR + 3.500%) due 05/26/24 §	11,578,174	11,071,629
Heartland Dental LLC 6.272% (USD LIBOR + 3.750%) due 04/30/25 §	11,856,735	11,352,824
H-Food Holdings LLC
6.210% (USD LIBOR + 3.000%) due 05/31/25 §	2,475,031	2,372,936
Term B-2
6.522% (USD LIBOR + 4.000%) due 05/31/25 §	16,065,000	15,603,131
IRI Holdings Inc 7.022% (USD LIBOR + 4.500%) due 12/03/25 §	3,500,000	3,420,165
NVA Holdings Inc Term B-3 5.272% (USD LIBOR + 2.750%) due 02/02/25 §	24,079,747	22,775,419
Ortho-Clinical Diagnostics SA (Luxembourg) due 06/01/25 ¥	9,949,495	9,277,904
PetVet Care Centers LLC
4.243% (USD LIBOR + 2.750%) due 02/14/25 §	2,556,057	2,475,988
5.254% (USD LIBOR + 2.750%) due 02/14/25 §	11,346,756	10,991,319
(2nd Lien)
8.754% (USD LIBOR + 6.250%) due 02/15/26 §	7,000,000	6,927,900
Term B
5.754% (USD LIBOR + 3.250%) due 02/14/25 §	2,244,375	2,199,488
Prime Security Services Borrower LLC Term B 5.272% (USD LIBOR + 2.750%) due 05/02/22 §	15,244,046	14,653,340

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
PSC Industrial Outsourcing LP
(2nd Lien)
10.955% (USD LIBOR + 8.500%) due 10/05/25 §	$5,000,000	$4,912,500
Term B
6.205% (USD LIBOR + 3.750%) due 10/05/24 §	8,669,944	8,474,870
Refinitiv US Holdings Inc Term B 6.272% (USD LIBOR + 3.750%) due 10/01/25 §	17,500,000	16,415,000
RegionalCare Hospital Partners Holdings Inc 7.129% (USD LIBOR + 4.500%) due 11/16/25 §	19,650,000	18,651,132
Shearer’s Foods LLC 6.772% (USD LIBOR + 3.500%) due 06/30/21 §	6,619,034	6,403,915
Valeant Pharmaceuticals International Term B
5.129% (USD LIBOR + 2.750%) due 11/27/25 §	4,443,750	4,217,394
5.379% (USD LIBOR + 3.000%) due 06/01/25 § ¥	19,997,880	19,197,965
VetCor Professional Practices LLC 5.522% (USD LIBOR + 3.000%) due 07/02/25 §	15,422,500	15,249,768

		334,075,615

Diversified - 0.2%

First Eagle Holdings Inc Term B 5.563% (USD LIBOR + 2.750%) due 12/01/24 §	2,750,000	2,713,054

Energy - 1.0%

Fieldwood Energy LLC 7.772% (USD LIBOR + 5.250%) due 04/11/22 §	2,707,339	2,544,899
Keane Group Holdings LLC Term B 6.313% (USD LIBOR + 3.750%) due 05/25/25 §	10,099,250	9,379,678
PowerTeam Services LLC 6.063% (USD LIBOR + 3.250%) due 03/06/25 §	6,319,884	6,098,689

		18,023,266

Financial - 7.0%

Alliant Holdings Intermediate LLC Term B 5.205% (USD LIBOR + 3.000%) due 05/10/25 §	14,232,347	13,492,265
AssuredPartners Inc Term B 5.772% (USD LIBOR + 3.250%) due 10/22/24 §	17,111,247	16,170,128
BCPE Rover Merger Sub Inc (2nd Lien) 10.772% (USD LIBOR + 8.250%) due 11/28/26 §	1,750,000	1,739,789
Dakota Holding Corp Term B 5.772% (USD LIBOR + 3.250%) due 02/13/25 §	22,745,414	21,537,063
DTZ US Borrower LLC Term B 5.772% (USD LIBOR + 3.250%) due 08/21/25 §	8,728,125	8,346,270
HUB International Ltd Term B 5.240% (USD LIBOR + 3.000%) due 04/25/25 §	20,916,484	19,800,945
NFP Corp Term B 5.522% (USD LIBOR + 3.000%) due 01/08/24 §	23,329,569	22,124,200
USI Inc Term B 5.803% (USD LIBOR + 3.000%) due 05/16/24 §	22,286,848	21,105,645

		124,316,305

	Principal Amount	Value
Industrial - 17.3%

Accudyne Industries Borrower SCA Term B (Luxembourg) 5.522% (USD LIBOR + 3.250%) due 08/18/24 § ¥	$9,832,079	$9,352,765
Brand Industrial Services Inc 6.732% (USD LIBOR + 4.250%) due 06/21/24 §	18,242,336	17,339,341
Crosby US Acquisition Corp 5.504% (USD LIBOR + 3.000%) due 11/22/20 §	20,251,453	19,238,880
(2nd Lien) 8.504% (USD LIBOR + 6.000%) due 11/22/21 §	8,786,340	7,907,706
DiversiTech Holdings Inc Term B Term B 5.803% (USD LIBOR + 3.000%) due 06/01/24 §	6,618,835	6,238,252
EWT Holdings III Corp 5.522% (USD LIBOR + 3.000%) due 12/20/24 § ¥	11,385,111	11,015,095
Filtration Group Corp Term B due 03/29/25 § ¥	7,338,820	7,091,134
Flex Acquisition Co Inc
5.349% (USD LIBOR + 3.000%) due 12/29/23 §	1,263,162	1,192,898
Term B
5.599% (USD LIBOR + 3.250%) due 06/22/25 §	11,462,450	10,908,435
Gates Global LLC Term B-2 5.272% (USD LIBOR + 3.000%) due 03/31/24 §	10,782,525	10,275,412
GFL Environmental Inc Term B (Canada) 5.522% (USD LIBOR + 2.750%) due 05/31/25 §	19,250,000	18,046,875
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.772% (USD LIBOR + 4.250%) due 06/30/22 §	12,389,834	10,717,206
NCI Building Systems Inc Term B 6.175% (USD LIBOR + 3.750%) due 04/12/25 §	28,526,664	26,101,897
North American Lifting Holdings Inc 7.303% (USD LIBOR + 4.500%) due 11/27/20 §	10,913,910	9,958,943
Plastipak Holdings Inc Term B 5.030% (USD LIBOR + 2.500%) due 10/14/24 §	9,924,623	9,527,638
Pro Mach Group Inc Term B 5.432% (USD LIBOR + 3.000%) due 03/07/25 §	10,083,225	9,654,688
Proampac PG Borrower LLC
6.049% (USD LIBOR + 3.500%) due 11/18/23 §	20,020,793	19,270,013
(2nd Lien)
11.145% (USD LIBOR + 8.500%) due 10/18/24 §	3,710,000	3,635,800
Reynolds Group Holdings Inc Term B 5.272% (USD LIBOR + 3.000%) due 02/05/23 § ¥	7,436,468	7,120,418
StandardAero Aviation Holdings Inc 6.270% (USD LIBOR + 3.750%) due 07/07/22 § ¥	23,247,636	23,026,783
The Hillman Group Inc Term B 6.803% (USD LIBOR + 3.500%) due 05/31/25 §	5,501,240	5,226,178
Titan Acquisition Ltd Term B (Canada) 5.522% (USD LIBOR + 3.000%) due 03/28/25 §	6,174,447	5,715,223

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Transcendia Holdings Inc Term B 6.022% (USD LIBOR + 3.500%) due 05/30/24 §	$5,800,434	$5,626,421
TransDigm Inc
Term E
5.022% (USD LIBOR + 2.500%) due 05/30/25 §	8,932,500	8,452,378
Term F
5.022% (USD LIBOR + 2.500%) due 06/09/23 §	8,196,044	7,765,752
Term G
5.022% (USD LIBOR + 2.500%) due 08/22/24 §	21,034,229	19,894,868
Vertiv Group Corp Term B 6.707% (USD LIBOR + 4.000%) due 11/15/23 §	18,000,000	16,470,000

		306,770,999

Technology - 6.5%

Applied Systems Inc (2nd Lien) 9.522% (USD LIBOR + 7.000%) due 09/19/25 §	14,239,070	14,132,277
Term B 5.522% (USD LIBOR + 3.250%) due 09/19/24 §	1,246,843	1,197,359
CCC Information Services Inc
(2nd Lien)
9.272% (USD LIBOR + 6.750%) due 04/27/25 §	4,605,000	4,553,194
Term B
5.530% (USD LIBOR + 3.000%) due 04/27/24 §	6,218,498	5,938,665
Kronos Inc
(2nd Lien)
10.791% (USD LIBOR + 8.250%) due 11/01/24 §	12,435,000	12,316,482
Term B
5.541% (USD LIBOR + 3.000%) due 11/01/23 §	1,290,788	1,234,047
RP Crown Parent LLC Term B 5.272% (USD LIBOR + 2.750%) due 10/12/23 §	9,953,934	9,593,104
Sophia LP Term B 6.053% (USD LIBOR + 3.250%) due 09/30/22 § ¥	17,662,074	16,988,707
Tempo Acquisition LLC Term B 5.522% (USD LIBOR + 3.000%) due 05/01/24 §	19,233,552	18,464,210
Vertafore Inc
(2nd Lien)
10.053% (USD LIBOR + 7.250%) due 07/02/26 §	20,500,000	19,744,063
Term B
6.053% (USD LIBOR + 3.250%) due 07/02/25 §	13,000,000	12,401,077

		116,563,185

	Principal Amount	Value
Utilities - 1.1%

Talen Energy Supply LLC
Term B-1
6.522% (USD LIBOR + 4.000%) due 07/06/23 §	$10,669,732	$10,531,911
Term B-2
6.522% (USD LIBOR + 4.000%) due 04/13/24 §	9,263,937	9,153,928

		19,685,839

Total Senior Loan Notes (Cost $1,678,789,527)		1,605,624,097

	Shares
SHORT-TERM INVESTMENT - 5.6%

BlackRock Liquidity Funds T-Fund Portfolio	98,990,270	98,990,270

Total Short-Term Investment (Cost $98,990,270)		98,990,270

TOTAL INVESTMENTS - 98.7% (Cost $1,825,103,997)		1,749,007,389

OTHER ASSETS & LIABILITIES, NET - 1.3%		22,555,774

NET ASSETS - 100.0%		$1,771,563,163

Notes to Schedule of Investments

(a)	An investment with a value of $6,771,094 or 0.4% of the Fund’s net assets was in default as of December 31, 2018.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC	$1,085,217	$1,039,096	($46,121)
PetVet Care Centers LLC	792,315	772,716	(19,599)

	$1,877,532	$1,811,812	($65,720)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$44,393,022	$—	$44,393,022	$—
	Senior Loan Notes	1,605,624,097	—	1,598,563,252	7,060,845
	Short-Term Investment	98,990,270	98,990,270	—	—
	Unfunded Loan Commitments	1,811,812	—	1,811,812	—

	Total	$1,750,819,201	$98,990,270	$1,644,768,086	$7,060,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.9%

Basic Materials - 0.1%

Constellium NV ‘A’ *	11,031	$77,107

Consumer, Cyclical - 0.8%

Cedar Fair LP	3,488	164,982
Mohawk Industries Inc *	352	41,170
Party City Holdco Inc *	8,694	86,766
Six Flags Entertainment Corp	2,720	151,314

		444,232

Financial - 0.6%

Bank of America Corp	7,683	189,309
Outfront Media Inc REIT	4,360	79,003
Wells Fargo & Co	2,206	101,652

		369,964

Industrial - 0.2%

Evoqua Water Technologies Corp *	5,232	50,227
Xylem Inc	951	63,451

		113,678

Technology - 0.2%

NXP Semiconductors NV (Netherlands)	1,320	96,730

Total Common Stocks (Cost $1,387,108)		1,101,711

	Principal Amount
CORPORATE BONDS & NOTES - 87.8%

Basic Materials - 3.7%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$400,000	410,000
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	500,000	490,250
Constellium NV 6.625% due 03/01/25 ~	350,000	325,500
Hexion Inc 6.625% due 04/15/20	250,000	200,000
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	325,000	325,812
Olin Corp 5.000% due 02/01/30	525,000	462,000

		2,213,562

Communications - 11.1%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	114,375
Altice France SA (France) 7.375% due 05/01/26 ~	450,000	414,000
CSC Holdings LLC 6.625% due 10/15/25 ~	600,000	609,000
Frontier Communications Corp 8.500% due 04/01/26 ~	25,000	21,937
11.000% due 09/15/25	300,000	188,235
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	75,000	77,437
8.500% due 10/15/24 ~	175,000	170,625
Level 3 Financing Inc 5.250% due 03/15/26	925,000	848,687
Outfront Media Capital LLC 5.875% due 03/15/25	725,000	714,125
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	387,812

	Principal Amount	Value
Sprint Capital Corp 6.875% due 11/15/28	$150,000	$142,125
8.750% due 03/15/32	150,000	158,625
Sprint Corp 7.250% due 09/15/21	250,000	256,500
7.625% due 02/15/25	1,400,000	1,403,500
7.625% due 03/01/26	25,000	24,750
Townsquare Media Inc 6.500% due 04/01/23 ~	175,000	161,656
Uber Technologies Inc 8.000% due 11/01/26 ~	200,000	193,500
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	700,000	649,145

		6,536,034

Consumer, Cyclical - 20.3%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	138,989	143,365
American Axle & Manufacturing Inc 6.250% due 04/01/25	75,000	68,531
6.500% due 04/01/27	75,000	67,406
Beazer Homes USA Inc 5.875% due 10/15/27	775,000	616,125
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	475,000	409,687
CCM Merger Inc 6.000% due 03/15/22 ~	425,000	432,331
CEC Entertainment Inc 8.000% due 02/15/22	125,000	110,000
Cedar Fair LP 5.375% due 06/01/24	350,000	343,875
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,025,000	925,062
Core & Main LP 6.125% due 08/15/25 ~	425,000	379,312
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	350,000	346,500
Golden Nugget Inc 6.750% due 10/15/24 ~	775,000	732,375
8.750% due 10/01/25 ~	650,000	627,250
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	375,000	374,062
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	700,000	612,899
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	450,000	464,625
L Brands Inc 5.250% due 02/01/28	275,000	235,469
6.950% due 03/01/33	175,000	137,375
Lennar Corp 4.750% due 05/30/25	600,000	564,750
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	400,000	360,000
Mattel Inc 3.150% due 03/15/23	375,000	309,375
5.450% due 11/01/41	325,000	232,375
6.750% due 12/31/25 ~	100,000	89,469
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	525,000	520,406
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	425,000	392,062
PF Chang’s China Bistro Inc 10.250% due 06/30/20 ~	144,000	132,480
Scientific Games International Inc 5.000% due 10/15/25 ~	650,000	581,750
Taylor Morrison Communities Inc 6.625% due 05/15/22	675,000	676,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Tesla Inc 5.300% due 08/15/25 ~	$775,000	$676,187
The Men’s Wearhouse Inc 7.000% due 07/01/22	261,000	263,610
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	172,912	178,399

		12,003,799

Consumer, Non-Cyclical - 11.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,345,000	1,082,725
Albertson’s Cos LLC 6.625% due 06/15/24	350,000	326,375
Bausch Health Cos Inc 5.500% due 11/01/25 ~	275,000	257,469
5.875% due 05/15/23 ~	50,000	46,437
6.125% due 04/15/25 ~	25,000	21,875
9.000% due 12/15/25 ~	275,000	274,656
CHS/Community Health Systems Inc 5.125% due 08/01/21	450,000	419,625
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	635,000	608,013
HCA Inc 4.500% due 02/15/27	1,000,000	947,500
5.375% due 09/01/26	150,000	146,250
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	86,228
JBS Investments II GmbH 7.000% due 01/15/26 ~	200,000	196,500
JBS USA LUX SA (Brazil) 5.875% due 07/15/24 ~	575,000	565,656
7.250% due 06/01/21 ~	50,000	50,500
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	50,000	47,125
5.875% due 09/30/27 ~	50,000	45,500
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	175,000	166,250
Tenet Healthcare Corp 6.750% due 06/15/23	625,000	589,063
TMS International Corp 7.250% due 08/15/25 ~	665,000	623,438
Valeant Pharmaceutical International 8.500% due 01/31/27 ~	125,000	121,562
Verscend Escrow Corp 9.750% due 08/15/26 ~	200,000	188,750

		6,811,497

Energy - 12.7%

Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	400,000	364,000
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	350,000	250,250
Callon Petroleum Co 6.125% due 10/01/24	125,000	116,875
6.375% due 07/01/26	100,000	93,500
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	101,000	95,728
5.875% due 03/31/25	375,000	374,063
Cheniere Energy Partners 5.625% due 10/01/26 ~	549,000	514,688
Chesapeake Energy Corp 8.000% due 01/15/25	150,000	133,125
8.000% due 06/15/27	25,000	21,125
Crestwood Midstream Partners LP 5.750% due 04/01/25	250,000	233,125
Denbury Resources Inc 5.500% due 05/01/22	30,000	20,100
7.500% due 02/15/24 ~	75,000	60,750

	Principal Amount	Value
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	$50,000	$51,438
5.750% due 01/30/28 ~	375,000	384,450
Energy Transfer Operating LP 6.250% due 02/15/23	300,000	251,625
Ensco PLC 5.750% due 10/01/44	50,000	28,194
7.750% due 02/01/26	100,000	74,500
EP Energy LLC 7.750% due 09/01/22	170,000	70,550
7.750% due 05/15/26 ~	250,000	222,188
Halcon Resources Corp 6.750% due 02/15/25	500,000	367,500
Hilcorp Energy I LP 6.250% due 11/01/28 ~	250,000	220,938
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	485,000	421,950
Noble Holding International Ltd 7.750% due 01/15/24	104,000	79,170
Parsley Energy LLC 5.250% due 08/15/25 ~	225,000	204,750
5.375% due 01/15/25 ~	225,000	208,125
5.625% due 10/15/27 ~	25,000	22,844
Sanchez Energy Corp 6.125% due 01/15/23	310,000	57,350
7.250% due 02/15/23 ~	225,000	184,500
SemGroup Corp 5.625% due 11/15/23	500,000	457,500
SESI LLC 7.750% due 09/15/24	300,000	240,000
Southwestern Energy Co 7.500% due 04/01/26	500,000	475,000
Targa Resources Partners LP 5.125% due 02/01/25	500,000	471,250
5.375% due 02/01/27	50,000	47,125
5.875% due 04/15/26 ~	200,000	195,500
Ultra Resources Inc 7.125% due 04/15/25 ~	512,000	163,840
Whiting Petroleum Corp 6.250% due 04/01/23	300,000	274,500
6.625% due 01/15/26	25,000	21,563

		7,473,679

Financial - 5.4%

Ally Financial Inc 5.750% due 11/20/25	1,150,000	1,148,563
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	575,000	571,406
Springleaf Finance Corp 6.875% due 03/15/25	25,000	22,438
7.125% due 03/15/26	125,000	111,797
8.250% due 12/15/20	675,000	700,313
The Howard Hughes Corp 5.375% due 03/15/25 ~	650,000	614,250

		3,168,767

Industrial - 19.0%

Apex Tool Group LLC 9.000% due 02/15/23 ~	425,000	361,250
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	209,138	177,767
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	500,000	500,625
BBA US Holdings Inc 5.375% due 05/01/26 ~	450,000	427,496
Bombardier Inc (Canada) 7.500% due 03/15/25 ~	125,000	118,281
8.750% due 12/01/21 ~	325,000	335,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Brand Industrial Services Inc 8.500% due 07/15/25 ~	$450,000	$385,875
BWAY Holding Co 5.500% due 04/15/24 ~	125,000	117,969
7.250% due 04/15/25 ~	800,000	721,000
BWX Technologies Inc 5.375% due 07/15/26 ~	625,000	604,500
Cloud Crane LLC 10.125% due 08/01/24 ~	650,000	669,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	485,000	434,075
7.875% due 07/15/26 ~	50,000	45,125
GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	100,000	92,750
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	525,000	459,375
Itron Inc 5.000% due 01/15/26 ~	525,000	481,688
Louisiana-Pacific Corp 4.875% due 09/15/24	426,000	412,155
Mueller Water Products Inc 5.500% due 06/15/26 ~	350,000	340,375
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	375,000	367,500
Novelis Corp 5.875% due 09/30/26 ~	750,000	665,625
6.250% due 08/15/24 ~	125,000	117,813
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	425,000	412,781
5.500% due 02/15/24 ~	50,000	48,375
Sensata Technologies BV 5.625% due 11/01/24 ~	575,000	568,531
Standard Industries Inc 4.750% due 01/15/28 ~	675,000	569,531
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	335,000	287,263
TransDigm Inc 6.500% due 07/15/24	1,000,000	976,250
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	200,000	191,000
US Concrete Inc 6.375% due 06/01/24	350,000	323,750

		11,214,194

Technology - 1.7%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	1,025,000	1,001,938

Utilities - 2.4%

Calpine Corp 5.250% due 06/01/26 ~	50,000	45,813
5.875% due 01/15/24 ~	350,000	343,875
NRG Energy Inc 7.250% due 05/15/26	315,000	329,175
Talen Energy Supply LLC 6.500% due 06/01/25	525,000	375,375
Vistra Energy Corp 7.625% due 11/01/24	98,000	103,635
Vistra Operations Co. LLC 5.500% due 09/01/26 ~	200,000	193,250

		1,391,123

Total Corporate Bonds & Notes (Cost $56,209,569)		51,814,593

	Principal Amount	Value
SENIOR LOAN NOTES - 4.0%

Basic Materials - 0.4%

Aleris International Inc 7.245% (USD LIBOR + 4.750%) due 02/27/23 §	$248,750	$247,040

Communications - 0.6%

Avaya Inc Term B 6.701% (USD LIBOR + 4.250%) due 12/15/24 §	347,368	337,164

Consumer, Cyclical - 0.8%

Belk Inc Term B 7.365% (USD LIBOR + 4.750%) due 12/10/22 §	190,998	154,756
Neiman Marcus Group Ltd LLC 5.630% (USD LIBOR + 3.250%) due 10/25/20 §	347,008	295,824

		450,580

Industrial - 2.2%

Crosby US Acquisition Corp (2nd Lien) 8.504% (USD LIBOR + 6.000%) due 11/22/21 §	400,000	360,000
EWT Holdings III Corp 5.522% (USD LIBOR + 3.000%) due 12/20/24 §	680,608	658,488
North American Lifting Holdings Inc (2nd Lien) 11.803% (USD LIBOR + 9.000%) due 11/27/21 §	350,000	293,081

		1,311,569

Total Senior Loan Notes (Cost $2,455,004)		2,346,353

ASSET-BACKED SECURITIES - 1.6%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 8.420% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	228,057
Benefit Street Partners CLO Ltd ‘E’ (Cayman) 9.513% (USD LIBOR + 6.700%) due 01/17/32 § ~ ±	250,000	245,275
Dryden Senior Loan Fund ‘F’ (Cayman) 9.640% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	216,784
Neuberger Berman Loan Advisers CLO Ltd ‘E’ (Cayman) (USD LIBOR + 6.750%) due 01/20/31 § # ~	300,000	286,703

Total Asset-Backed Securities (Cost $1,027,723)		976,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	2,191,229	$2,191,229

Total Short-Term Investment (Cost $2,191,229)		2,191,229

TOTAL INVESTMENTS - 99.0% (Cost $63,270,633)		58,430,705

OTHER ASSETS & LIABILITIES, NET - 1.0%		593,098

NET ASSETS - 100.0%		$59,023,803

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,101,711	$1,101,711	$—	$—
	Corporate Bonds & Notes	51,814,593	—	51,814,593	—
	Senior Loan Notes	2,346,353	—	2,346,353	—
	Asset-Backed Securities	976,819	—	731,544	245,275
	Short-Term Investment	2,191,229	2,191,229	—	—

	Total	$58,430,705	$3,292,940	$54,892,490	$245,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.2%

Communications - 0.1%

AT&T Inc 3.488% (USD LIBOR + 0.750%) due 06/01/21 §	$100,000	$99,395

Energy - 0.6%

Petrobras Global Finance BV (Brazil)
5.999% due 01/27/28	180,000	169,922
7.375% due 01/17/27	180,000	185,310

		355,232

Financial - 1.2%

Bank of America Corp 5.875% due 09/15/67	10,000	9,117
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 09/30/67	200,000	198,500
The Goldman Sachs Group Inc 3.988% (USD LIBOR + 1.200%) due 09/15/20 §	100,000	100,493
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	400,000	418,870

		726,980

Industrial - 0.1%

General Electric Co 3.150% due 09/07/22	100,000	94,584

Utilities - 0.2%

Dominion Energy Gas Holdings LLC 3.388% (USD LIBOR + 0.600%) due 06/15/21 §	100,000	99,756
NextEra Energy Capital Holdings Inc 3.053% (USD LIBOR + 0.315%) due 09/03/19 §	20,000	19,980

		119,736

Total Corporate Bonds & Notes (Cost $1,394,527)		1,395,927

MORTGAGE-BACKED SECURITIES - 8.8%

Collateralized Mortgage Obligation - Commercial - 0.2%

Latitude Management Real Estate Capital Inc 3.502% (USD LIBOR + 0.980%) due 02/22/32 § ~	150,000	149,602

Collateralized Mortgage Obligations - Residential - 2.3%

Alternative Loan Trust 2.626% (USD LIBOR + 0.120%) due 06/25/36 §	143,873	133,758
6.000% due 03/25/37	176,933	127,074
Banc of America Mortgage Trust 4.208% due 07/25/35 §	38,085	35,046
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.866% (USD LIBOR + 0.360%) due 03/25/35 § ~	151,662	151,728
Citigroup Mortgage Loan Trust 3.925% due 03/25/37 §	109,907	107,440
Countrywide Home Loan Mortgage Pass-Through Trust 4.366% due 01/19/34 §	9,200	9,326

	Principal Amount	Value
Credit Suisse Mortgage Trust 2.656% (USD LIBOR + 0.150%) due 09/29/36 § ~	$302,000	$283,599
Fannie Mae 2.856% (USD LIBOR + 0.350%) due 07/25/37 §	22,135	22,110
2.886% (USD LIBOR + 0.380%) due 07/25/37 §	33,481	33,670
2.946% (USD LIBOR + 0.440%) due 05/25/36 §	15,988	15,987
2.951% (USD LIBOR + 0.445%) due 02/25/37 §	7,065	7,051
GreenPoint Mortgage Funding Trust 2.686% (USD LIBOR + 0.180%) due 09/25/46 §	25,069	23,280
GSR Mortgage Loan Trust 4.300% due 09/25/35 §	12,784	13,035
JP Morgan Alternative Loan Trust 2.966% (USD LIBOR + 0.460%) due 03/25/36 §	72,565	69,590
JP Morgan Mortgage Trust 3.855% due 06/25/35 §	38,397	38,071
Merrill Lynch Mortgage Investors Trust 4.151% due 12/25/34 §	47,695	47,829
Residential Accredit Loans Inc Trust 2.686% (USD LIBOR + 0.180%) due 06/25/46 §	91,798	37,180
Residential Asset Securitization Trust 6.500% due 09/25/36	196,399	135,981
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §	15,387	14,155
Structured Asset Mortgage Investments II Trust 2.716% (USD LIBOR + 0.210%) due 05/25/36 §	69,705	63,895
WaMu Mortgage Pass-Through Certificates 2.876% (USD LIBOR + 0.370%) due 01/25/45 §	53,759	53,653

		1,423,458

Fannie Mae - 6.3%

3.000% due 01/01/49	200,000	195,178
3.500% due 02/01/49	1,170,000	1,169,477
4.000% due 02/01/49	2,500,000	2,547,317

		3,911,972

Total Mortgage-Backed Securities (Cost $5,481,185)		5,485,032

ASSET-BACKED SECURITIES - 4.7%

Asset Backed Funding Corp Trust 3.106% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,821
B&M CLO Ltd (Cayman) 3.166% (USD LIBOR + 0.730%) due 04/16/26 § ~	235,267	234,315
Bayview Opportunity Master Fund IVa Trust 3.672% due 03/28/33 § ~	106,240	106,409
Countrywide Asset-Backed Certificates 2.646% (USD LIBOR + 0.140%) due 07/25/37 §	300,145	271,330
2.696% (USD LIBOR + 0.190%) due 11/25/37 §	157,125	149,414
2.706% (USD LIBOR + 0.200%) due 09/25/37 §	78,347	67,224
Credit-Based Asset Servicing & Securitization LLC 2.726% (USD LIBOR + 0.220%) due 07/25/37 § ~	351,228	229,267
Crown Point CLO Ltd (Cayman) 3.389% (USD LIBOR + 0.940%) due 07/17/28 § ~	200,000	199,302

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Freddie Mac Structured Pass-Through Certificates 2.786% (USD LIBOR + 0.280%) due 09/25/31 §	$907	$898
Home Equity Asset Trust 3.361% (USD LIBOR + 0.855%) due 08/25/34 §	31,175	30,836
Home Equity Mortgage Loan Asset-Backed Trust 2.726% (USD LIBOR + 0.220%) due 04/25/37 §	94,827	75,547
Long Beach Mortgage Loan Trust 2.626% (USD LIBOR + 0.120%) due 08/25/36 §	88,085	46,572
Loomis Sayles CLO II Ltd (Cayman) 3.336% (USD LIBOR + 0.900%) due 04/15/28 § ~	280,000	276,311
MidOcean Credit CLO IV (Cayman) 3.236% (USD LIBOR + 0.800%) due 04/15/27 § # ~	450,000	448,725
Option One Mortgage Loan Trust 2.646% (USD LIBOR + 0.140%) due 01/25/37 §	80,713	60,755
2.646% (USD LIBOR + 0.140%) due 03/25/37 §	101,400	75,515
Saxon Asset Securities Trust 2.816% (USD LIBOR + 0.310%) due 09/25/47 §	26,812	25,875
Soundview Home Loan Trust 2.706% (USD LIBOR + 0.200%) due 06/25/37 §	78,429	58,329
TICP CLO Ltd (Cayman) 3.309% (USD LIBOR + 0.840%) due 04/20/28 § # ~	450,000	445,504
Venture CLO Ltd (Cayman) 3.650% (USD LIBOR + 1.150%) due 10/22/31 § ~	100,000	99,966

Total Asset-Backed Securities (Cost $2,948,184)		2,923,915

U.S. TREASURY OBLIGATIONS - 115.0%

U.S. Treasury Inflation Protected Securities - 115.0%

0.125% due 04/15/19 ^	1,141,825	1,125,850
0.125% due 04/15/20 ^	3,356,236	3,281,885
0.125% due 04/15/21 ^	320,097	311,425
0.125% due 04/15/22 ^	727,888	704,422
0.125% due 01/15/23 ^	351,681	339,757
0.125% due 07/15/24 ^	6,571,173	6,303,586
0.125% due 07/15/26 ^	126,600	118,946
0.250% due 01/15/25 ^	872,295	835,619
0.375% due 07/15/25 ^	1,522,791	1,469,146
0.375% due 01/15/27 ^	136,096	129,364
0.375% due 07/15/27 ^	5,168,950	4,907,283
0.500% due 01/15/28 ^	8,745,041	8,351,749
0.625% due 07/15/21 ^	6,902,667	6,828,589
0.625% due 04/15/23 ^	427,598	420,683
0.625% due 01/15/24 ^	4,233,362	4,168,648
0.625% due 01/15/26 ^	2,330,773	2,270,350
0.750% due 07/15/28 ^	705,208	690,819
0.750% due 02/15/42 ^	223,832	203,627
0.750% due 02/15/45 ^	118,130	105,912
0.875% due 02/15/47 ^	46,095	42,417
1.000% due 02/15/46 ^	454,661	432,120
1.000% due 02/15/48 ^	3,731,795	3,544,574
1.125% due 01/15/21 ^	6,936,180	6,905,760
1.250% due 07/15/20 ^	544,998	543,963
1.375% due 02/15/44 ^	3,851,999	3,986,521
2.000% due 01/15/26 ^	6,385,889	6,818,116
2.125% due 02/15/40 ^	11,700	13,784

	Principal Amount	Value
2.125% due 02/15/41 ^	$115,477	$136,687
2.375% due 01/15/25 ^	4,024,770	4,353,216
2.500% due 01/15/29 ^	1,493,514	1,701,487
3.375% due 04/15/32 ^	84,057	107,992
3.875% due 04/15/29 ^	472,255	601,703

Total U.S. Treasury Obligations (Cost $73,480,763)		71,756,000

FOREIGN GOVERNMENT BONDS & NOTES - 4.6%

Argentina Bonar (Argentina) 51.542% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 12,000	309
Argentina POM Politica Monetaria (Argentina) 58.396% (ARS Reference + 0.000%) due 06/21/20 §	500,000	14,354
Argentine Republic Government (Argentina) 6.875% due 01/26/27	$230,000	176,094
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 957,575	783,633
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	119,426
French Republic Government OAT (France) 1.850% due 07/25/27 ^ ~	111,282	155,420
Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/24 ^ ~	136,000	164,595
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 493,000	23,175
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 850,000	648,087
Peruvian Government International (Peru) 5.940% due 02/12/29 ~	PEN 200,000	59,814
United Kingdom Gilt (United Kingdom) 1.750% due 09/07/37 ~	GBP 510,000	649,149
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 08/10/48 ^ ~	31,060	63,692
0.125% due 11/22/65 ^ ~	9,832	25,987

Total Foreign Government Bonds & Notes (Cost $3,060,779)		2,883,735

SHORT-TERM INVESTMENTS - 1.7%

Commercial Paper - 1.3%

Bank of Montreal (Canada) 1.594% due 01/03/19	CAD 100,000	73,240
Canadian Imperial Bank (Canada) 1.594% due 01/03/19	300,000	219,719
The Toronto-Dominion Bank (Canada)
1.286% due 01/02/19	500,000	366,221
1.594% due 01/03/19	100,000	73,240
1.749% due 01/04/19	100,000	73,235

		805,655

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio	247,737	247,737

Total Short-Term Investments (Cost $1,079,477)		1,053,392

TOTAL INVESTMENTS - 137.0% (Cost $87,444,915)		85,498,001

DERIVATIVES - (0.2%)
(See Notes (c) through (f) in Notes to Schedule of Investments)		(117,368)

OTHER ASSETS & LIABILITIES, NET - (36.8%)		(22,992,267)

NET ASSETS - 100.0%		$62,388,366

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)

As of December 31, 2018, $456,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(b)

The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) during the nine-month period ended December 31, 2018 was $16,468,711 at a weighted average interest rate of 8.353%.

(c)	Open futures contracts outstanding as of December 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	03/19	6	$1,112,371	$1,124,257	$11,886
Eurodollar	06/19	37	8,981,536	9,001,638	20,102

					31,988

Short Futures Outstanding
Australia 3-Year Bonds	03/19	13	1,022,332	1,027,478	(5,146)
Euro-BTP	03/19	6	850,095	878,699	(28,604)
Euro-OAT	03/19	8	1,379,751	1,382,234	(2,483)
Eurodollar	06/20	37	8,977,781	9,019,213	(41,432)
Japan 10-Year Bonds	03/19	2	2,769,347	2,782,355	(13,008)
Long Gilt	03/19	20	3,112,552	3,139,849	(27,297)
U.S. Treasury 5-Year Notes	03/19	2	225,466	229,375	(3,909)
U.S. Treasury 10-Year Notes	03/19	14	1,669,305	1,708,219	(38,914)
U.S. Treasury Long Bonds	03/19	1	141,999	146,000	(4,001)
U.S. Treasury Ultra 10-Year Notes	03/19	28	3,524,464	3,642,188	(117,724)
U.S. Treasury Ultra 30-Year Bonds	03/19	4	608,838	642,625	(33,787)

					(316,305)

Total Futures Contracts					($284,317)

(d)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	190,553	USD	4,050	07/19	GSC	$39	$—
BRL	135,031	USD	34,848	01/19	GSC	—	(15)
BRL	126,048	USD	32,000	01/19	JPM	516	—
CNH	1,193,960	USD	173,000	04/19	JPM	514	—
EUR	243,000	USD	276,511	01/19	GSC	2,169	—
EUR	28,000	USD	31,975	01/19	UBS	135	—
JPY	45,800,000	USD	404,313	01/19	UBS	13,917	—
RUB	9,294,810	USD	140,298	01/19	GSC	—	(7,496)
USD	4	ARS	172	01/19	DUB	—	—
USD	1,188,604	AUD	1,619,000	01/19	JPM	47,998	—
USD	34,465	BRL	135,031	01/19	GSC	—	(368)
USD	32,530	BRL	126,048	01/19	JPM	14	—
USD	605,465	CAD	800,000	01/19	GSC	19,430	—
USD	227,376	CAD	300,000	01/19	SCB	7,610	—
USD	172,182	CNH	1,208,102	04/19	BRC	—	(3,387)
USD	13,647	EUR	12,000	01/19	BRC	—	(115)
USD	1,057,318	EUR	927,000	01/19	UBS	—	(5,796)
USD	71,667	GBP	56,000	01/19	BRC	250	—
USD	836,315	GBP	654,000	01/19	GSC	2,259	—
USD	26,687	JPY	3,000,000	01/19	BRC	—	(708)
USD	86,567	KRW	97,279,280	03/19	GSC	—	(1,031)
USD	22,914	MXN	438,000	01/19	JPM	717	—
USD	634,640	NZD	916,000	01/19	RBC	19,698	—
USD	72,534	SGD	99,060	03/19	UBS	—	(280)
USD	73,008	TWD	2,233,379	03/19	DUB	—	(550)

Total Forward Foreign Currency Contracts						$115,266	($19,746)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(e)	Premiums received and value of written options outstanding as of December 31, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 31 5Y	0.900%	01/16/19	MSC	$100,000	$150	($162)
Put - CDX IG 31 5Y	1.000%	01/16/19	BRC	100,000	84	(58)
Put - CDX IG 31 5Y	0.950%	02/20/19	JPM	100,000	181	(273)
Put - CDX IG 31 5Y	1.050%	02/20/19	BRC	100,000	173	(169)
Put - CDX IG 31 5Y	1.100%	02/20/19	MSC	200,000	213	(269)
Put - CDX IG 31 5Y	1.100%	03/20/19	BRC	100,000	177	(231)
Put - CDX IG 31 5Y	1.200%	03/20/19	JPM	100,000	186	(168)

					$1,164	($1,330)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	($214)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	(2)

						15,213	(216)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	700,000	7,910	(5)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	2,000,000	17,720	—
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	300,000	3,870	(1)

						29,500	(6)

Total Inflation Floor/Cap Options						$44,713	($222)

Interest Rate Floor Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	2-Year/10-Year ICE Swap Rate	01/02/20	MSC	$1,000,000	$775	($472)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (02/19)	$113.50	01/25/19	CME	5	$567,500	$1,752	($6,133)
Call - U.S. Treasury 10-Year Notes (02/19)	122.00	01/25/19	CME	2	244,000	748	(1,062)
Call - U.S. Treasury 10-Year Notes (02/19)	122.25	01/25/19	CME	2	244,500	781	(844)
Call - U.S. Treasury 10-Year Notes (03/19)	122.50	02/22/19	CME	2	245,000	841	(1,125)
Call - U.S. Treasury 30-Year Bonds (03/19)	148.00	02/22/19	CME	1	148,000	764	(922)

						4,886	(10,086)

Put - U.S. Treasury 10-Year Notes (02/19)	119.50	01/25/19	CME	1	119,500	186	(31)
Put - U.S. Treasury 30-Year Bonds (02/19)	141.00	01/25/19	CME	2	282,000	1,498	(188)

						1,684	(219)

Total Options on Futures						$6,570	($10,305)

Total Written Options						$53,222	($12,329)

(f)	Swap agreements outstanding as of December 31, 2018 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 12/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.432%	EUR 10,000	$127	$155	($28)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	EUR 40,000	($590)	($1,117)	$527

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	M	0.500%	01/17/47	DUB	$60,000	$338	($1,864)	$2,202
CMBX NA AAA 7	M	0.500%	01/17/47	MSC	40,000	226	(1,242)	1,468

						$564	($3,106)	$3,670

Total Credit Default Swaps						$101	($4,068)	$4,169

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.027%	U.S. CPI Urban Consumers	Z / Z	LCH	11/23/20	$100,000	($660)	$—	($660)
2.021%	U.S. CPI Urban Consumers	Z / Z	LCH	11/25/20	100,000	(643)	—	(643)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	120,000	(2,269)	—	(2,269)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(1,492)	—	(1,492)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(2,924)	—	(2,924)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(4,538)	—	(4,538)
2.678%	3-Month USD-LIBOR	S / Q	CME	10/25/23	200,000	864	—	864
2.500%	3-Month USD-LIBOR	S / Q	CME	12/19/23	120,000	(488)	(305)	(183)
2.750%	3-Month USD-LIBOR	S / Q	LCH	12/19/23	400,000	3,197	(2,706)	5,903
0.380%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	JPY 10,830,000	2,111	1,024	1,087
9.182%	28-Day MXN TIIE	L / L	CME	11/28/28	MXN 5,300,000	6,316	—	6,316
3.428%	GBP Retail Price	Z / Z	LCH	03/15/47	GBP 30,000	1,801	1,628	173

						$1,275	($359)	$1,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.788%	U.S. CPI Urban Consumers	Z / Z	MSC	07/18/26	$100,000	($1,823)	$—	($1,823)
1.805%	U.S. CPI Urban Consumers	Z / Z	MSC	09/20/26	10,000	(154)	—	(154)

						(1,977)	—	(1,977)

			Exchange
2.070%	U.S. CPI Urban Consumers	Z / Z	LCH	03/23/19	620,000	(3,504)	36	(3,540)
1.160%	France CPI Ex Tobacco	Z / Z	LCH	08/15/20	EUR 80,000	(941)	56	(997)
1.750%	3-Month USD-LIBOR	S / Q	CME	06/20/20	$500,000	6,927	9,382	(2,455)
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/23	EUR 700,000	13,452	55	13,397
2.000%	3-Month USD-LIBOR	S / Q	CME	07/27/26	$400,000	11,898	5,823	6,075
1.800%	U.S. CPI Urban Consumers	Z / Z	LCH	09/12/26	100,000	(1,491)	(1,009)	(482)
1.780%	U.S. CPI Urban Consumers	Z / Z	LCH	09/15/26	100,000	(1,712)	(4,854)	3,142
2.400%	3-Month USD-LIBOR	S / Q	CME	12/07/26	400,000	5,386	—	5,386
1.385%	Eurostat Eurozone HICP	Z / Z	LCH	12/15/26	EUR 290,000	2,144	(3,795)	5,939
1.750%	3-Month USD-LIBOR	S / Q	LCH	12/21/26	$340,000	22,167	(2,170)	24,337
1.360%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/27	EUR 30,000	137	(434)	571
2.180%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/27	$20,000	338	—	338
1.575%	France CPI Ex Tobacco	Z / Z	LCH	01/15/28	EUR 60,000	2,294	—	2,294
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$960,000	35,021	1,470	33,551
1.606%	France CPI Ex Tobacco	Z / Z	LCH	02/15/28	EUR 10,000	424	—	424
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/28	40,000	945	—	945
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(3,616)	287	(3,903)
3.100%	3-Month USD-LIBOR	S / Q	CME	04/17/28	$1,590,000	(17,252)	(4,824)	(12,428)
2.353%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/28	120,000	4,847	—	4,847
2.360%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/28	180,000	7,403	—	7,403
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	180,000	7,461	—	7,461
1.620%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/28	EUR 340,000	10,783	21	10,762
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	$500,000	21,066	(288)	21,354
1.618%	France CPI Ex Tobacco	Z / Z	LCH	07/15/28	EUR 400,000	16,763	—	16,763
2.765%	3-Month USD-LIBOR	S / Q	CME	07/18/28	$150,000	(568)	—	(568)
3.134%	3-Month USD-LIBOR	S / Q	CME	09/13/28	1,500,000	(16,030)	—	(16,030)
3.513%	GBP Retail Price	Z / Z	LCH	09/15/28	GBP 100,000	(673)	8	(681)
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	120,000	738	—	738
3.595%	GBP Retail Price	Z / Z	LCH	11/15/28	60,000	392	—	392
3.633%	GBP Retail Price	Z / Z	LCH	12/15/28	100,000	1,195	—	1,195
1.500%	6-Month GBP-LIBOR	S / S	LCH	03/20/29	710,000	(4,329)	11,188	(15,517)
3.190%	GBP Retail Price	Z / Z	LCH	04/15/30	300,000	(14,061)	(17,578)	3,517
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	200,000	(382)	2,483	(2,865)
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	(440)	479	(919)
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	(1,247)	45	(1,292)
3.579%	GBP Retail Price	Z / Z	LCH	10/15/33	170,000	1,035	—	1,035
1.796%	Eurostat Eurozone HICP	Z / Z	LCH	11/15/38	EUR 100,000	3,928	6	3,922
1.808%	Eurostat Eurozone HICP	Z / Z	LCH	11/15/38	100,000	4,211	—	4,211
2.000%	U.S. Fed Funds	A / A	LCH	12/15/47	$40,000	4,254	(72)	4,326
2.500%	3-Month USD-LIBOR	S / Q	CME	06/20/48	140,000	10,715	16,766	(6,051)
2.948%	3-Month USD-LIBOR	S / Q	CME	10/19/48	10,000	(161)	—	(161)
1.945%	Eurostat Eurozone HICP	Z / Z	LCH	11/15/48	EUR 20,000	1,131	—	1,131
2.750%	3-Month USD-LIBOR	S / Q	CME	12/19/48	$30,000	753	508	245
3.000%	3-Month USD-LIBOR	S / Q	CME	12/19/48	300,000	(8,120)	17,921	(26,041)
1.750%	6-Month GBP-LIBOR	S / S	LCH	03/20/49	GBP 420,000	(27,050)	(15,211)	(11,839)

						96,231	16,299	79,932

Total Interest Rate Swaps - Short						$94,254	$16,299	$77,955

Total Interest Rate Swaps						$95,529	$15,940	$79,589

Total Swap Agreements						$95,630	$11,872	$83,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,395,927	$—	$1,395,927	$—
	Mortgage-Backed Securities	5,485,032	—	5,485,032	—
	Asset-Backed Securities	2,923,915	—	2,923,915	—
	U.S. Treasury Obligations	71,756,000	—	71,756,000	—
	Foreign Government Bonds & Notes	2,883,735	—	2,883,735	—
	Short-Term Investments	1,053,392	247,737	805,655	—
	Derivatives:
	Credit Contracts
	Swaps	4,197	—	4,197	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	115,266	—	115,266	—
	Interest Rate Contracts
	Futures	31,988	31,988	—	—
	Swaps	200,044	—	200,044	—

	Total Interest Rate Contracts	232,032	31,988	200,044	—

	Total Assets - Derivatives	351,495	31,988	319,507	—

	Total Assets	85,849,496	279,725	85,569,771	—

Liabilities	Sale-buyback Financing Transactions	(20,081,839)	—	(20,081,839)	—
	Derivatives:
	Credit Contracts
	Written Options	(1,330)	—	(1,330)
	Swaps	(28)	—	(28)	—

	Total Credit Contracts	(1,358)	—	(1,358)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(19,746)	—	(19,746)	—
	Interest Rate Contracts
	Futures	(316,305)	(316,305)	—	—
	Written Options	(10,999)	—	(10,999)	—
	Swaps	(120,455)	—	(120,455)	—

	Total Interest Rate Contracts	(447,759)	(316,305)	(131,454)	—

	Total Liabilities - Derivatives	(468,863)	(316,305)	(152,558)	—

	Total Liabilities	(20,550,702)	(316,305)	(20,234,397)	—

	Total	$65,298,794	($36,580)	$65,335,374	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 42.3%

Basic Materials - 0.6%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$250,000	$236,181
ArcelorMittal (Luxembourg) 7.000% due 10/15/39	80,000	84,531
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	30,080
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	95,179
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	15,000	14,897
6.750% due 10/19/75 ~	270,000	281,198
Freeport-McMoRan Inc 3.550% due 03/01/22	150,000	142,312
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	60,000	59,460
4.000% due 03/27/27 ~	270,000	246,357
Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	500,000	506,340
Nutrien Ltd (Canada) 4.875% due 03/30/20	40,000	40,704
Southern Copper Corp (Peru) 6.750% due 04/16/40	360,000	399,096
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	600,000	595,758
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	55,128
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	90,000	83,471

		2,870,692

Communications - 3.9%

21st Century Fox America Inc
6.200% due 12/15/34	100,000	122,023
6.650% due 11/15/37	10,000	13,220
Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	347,489
Altice France SA (France)
6.250% due 05/15/24 ~	$800,000	749,000
7.375% due 05/01/26 ~	200,000	184,000
Amazon.com Inc
3.875% due 08/22/37	70,000	68,180
4.050% due 08/22/47	80,000	78,480
4.950% due 12/05/44	120,000	133,512
AT&T Inc
3.000% due 02/15/22	30,000	29,453
3.400% due 05/15/25	50,000	47,067
3.800% due 03/15/22	800,000	804,053
4.350% due 06/15/45	340,000	288,747
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	30,000	40,654
CCO Holdings LLC 5.125% due 05/01/27 ~	200,000	186,780
Charter Communications Operating LLC
3.579% due 07/23/20	2,060,000	2,058,214
4.200% due 03/15/28	60,000	56,324
4.464% due 07/23/22	500,000	505,173
5.375% due 04/01/38	20,000	18,694
5.750% due 04/01/48	10,000	9,407
6.384% due 10/23/35	50,000	51,499
6.834% due 10/23/55	30,000	30,649
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	400,000	486,196

	Principal Amount	Value
Comcast Corp
3.375% due 08/15/25	$150,000	$146,359
3.950% due 10/15/25	200,000	202,635
3.999% due 11/01/49	51,000	45,883
4.150% due 10/15/28	330,000	335,692
4.250% due 10/15/30	120,000	121,608
4.700% due 10/15/48	30,000	30,598
5.650% due 06/15/35	20,000	21,983
DISH DBS Corp 5.875% due 11/15/24	200,000	161,750
eBay Inc
2.750% due 01/30/23	500,000	481,125
3.800% due 03/09/22	800,000	803,882
NBCUniversal Media LLC 4.375% due 04/01/21	130,000	133,285
Sprint Capital Corp 8.750% due 03/15/32	160,000	169,200
Sprint Communications Inc 7.000% due 03/01/20 ~	600,000	616,500
Sprint Corp
7.250% due 09/15/21	400,000	410,400
7.875% due 09/15/23	20,000	20,575
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	137,500	136,125
4.738% due 09/20/29 ~	450,000	442,687
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	137,966
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	800,000	831,477
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	807,389
Time Warner Cable LLC
4.125% due 02/15/21	770,000	773,745
5.875% due 11/15/40	160,000	151,423
6.550% due 05/01/37	100,000	102,996
7.300% due 07/01/38	60,000	65,279
8.250% due 04/01/19	60,000	60,677
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	24,454
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	187,524
Verizon Communications Inc
2.625% due 08/15/26	20,000	18,173
3.376% due 02/15/25	1,356,000	1,317,385
3.500% due 11/01/24	80,000	79,200
3.850% due 11/01/42	20,000	17,385
4.329% due 09/21/28	255,000	256,711
4.400% due 11/01/34	90,000	87,071
4.500% due 08/10/33	170,000	168,389
5.500% due 03/16/47	30,000	32,061
Virgin Media Receivables Financing Notes (United Kingdom) 5.500% due 09/15/24 ~	GBP 400,000	491,115
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	$280,000	272,298
5.250% due 05/30/48	110,000	103,779
Warner Media LLC 4.750% due 03/29/21	40,000	41,029
WPP Finance 2010 (United Kingdom) 4.750% due 11/21/21	1,000,000	1,019,029

		17,635,656

Consumer, Cyclical - 3.0%

Allison Transmission Inc
4.750% due 10/01/27 ~	80,000	71,600
5.000% due 10/01/24 ~	50,000	48,187
Aptiv PLC 3.150% due 11/19/20	800,000	794,363
Daimler Finance North America LLC (Germany) 3.350% due 05/04/21 ~	500,000	498,601

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	$159,803	$171,796
Ford Motor Co 4.750% due 01/15/43	10,000	7,766
Ford Motor Credit Co LLC
3.200% due 01/15/21	900,000	872,466
3.851% (USD LIBOR + 1.235%) due 02/15/23 §	300,000	277,698
5.875% due 08/02/21	200,000	205,228
8.125% due 01/15/20	600,000	622,994
General Motors Co
5.150% due 04/01/38	20,000	17,153
6.250% due 10/02/43	40,000	37,648
General Motors Financial Co Inc
0.240% (EUR LIBOR + 0.550%) due 03/26/22 § ~	EUR 700,000	770,436
2.450% due 11/06/20	$480,000	466,364
3.150% due 01/15/20	400,000	397,657
3.200% due 07/13/20	600,000	592,675
4.200% due 03/01/21	400,000	399,943
4.250% due 05/15/23	30,000	29,372
4.350% due 01/17/27	20,000	18,449
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	500,000	501,205
Hilton Worldwide Finance LLC 4.875% due 04/01/27	200,000	188,250
Marriott International Inc 4.150% due 12/01/23	800,000	802,166
McDonald’s Corp
2.939% (USD LIBOR + 0.430%) due 10/28/21 §	500,000	496,738
3.500% due 03/01/27	40,000	38,938
3.700% due 01/30/26	130,000	127,696
MGM Resorts International 7.750% due 03/15/22	800,000	853,000
Newell Brands Inc
3.850% due 04/01/23	30,000	29,587
4.200% due 04/01/26	50,000	48,935
Sands China Ltd (Macau) 5.125% due 08/08/25 ~	310,000	307,514
The TJX Cos Inc 2.250% due 09/15/26	20,000	18,175
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	129,850
Volkswagen Group of America Finance LLC (Germany)
3.558% (USD LIBOR + 0.940%) due 11/12/21 § ~	800,000	792,493
4.625% due 11/13/25 ~	800,000	792,349
4.750% due 11/13/28 ~	1,000,000	970,965
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	EUR 100,000	113,750
Walmart Inc 3.700% due 06/26/28	$160,000	162,619
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	595,102
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	500,000	488,756

		13,758,484

Consumer, Non-Cyclical - 6.1%

Abbott Laboratories
3.750% due 11/30/26	88,000	87,102
4.750% due 11/30/36	70,000	73,309
4.900% due 11/30/46	80,000	84,415
AbbVie Inc
2.900% due 11/06/22	900,000	876,467
3.375% due 11/14/21	700,000	700,035
3.600% due 05/14/25	70,000	67,267

	Principal Amount	Value
Aetna Inc 2.800% due 06/15/23	$40,000	$38,077
Allergan Funding SCS
3.450% due 03/15/22	80,000	78,832
3.800% due 03/15/25	180,000	176,035
4.550% due 03/15/35	30,000	28,566
4.750% due 03/15/45	21,000	20,034
Allergan Sales LLC 5.000% due 12/15/21 ~	700,000	720,652
Altria Group Inc 2.850% due 08/09/22	80,000	76,859
Amgen Inc
2.125% due 05/01/20	20,000	19,737
3.625% due 05/22/24	30,000	29,943
4.663% due 06/15/51	11,000	10,421
5.375% due 05/15/43	30,000	33,020
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26 ~	110,000	104,072
4.900% due 02/01/46 ~	100,000	93,058
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	320,000	311,866
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	300,000	286,662
Anthem Inc
2.950% due 12/01/22	90,000	87,847
3.125% due 05/15/22	150,000	147,906
3.350% due 12/01/24	40,000	39,016
3.650% due 12/01/27	80,000	76,622
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	605,322
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	800,000	756,300
3.557% due 08/15/27	180,000	160,174
4.540% due 08/15/47	170,000	135,988
Bausch Health Cos Inc
6.125% due 04/15/25 ~	100,000	87,500
7.000% due 03/15/24 ~	130,000	131,625
Baxalta Inc 2.875% due 06/23/20	149,000	147,699
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	589,731
Becton Dickinson & Co
3.363% due 06/06/24	110,000	105,774
3.734% due 12/15/24	50,000	48,360
4.685% due 12/15/44	40,000	37,623
Campbell Soup Co
3.300% due 03/15/21	600,000	597,174
3.650% due 03/15/23	800,000	780,869
Celgene Corp
2.250% due 08/15/21	50,000	48,502
2.875% due 02/19/21	500,000	495,089
3.250% due 08/15/22	400,000	393,025
3.550% due 08/15/22	90,000	89,082
3.875% due 08/15/25	50,000	48,224
5.000% due 08/15/45	50,000	46,456
Centene Corp
5.375% due 06/01/26 ~	400,000	390,000
6.125% due 02/15/24	120,000	123,150
Cigna Corp
3.750% due 07/15/23 ~	150,000	149,646
4.125% due 11/15/25 ~	40,000	40,022
4.375% due 10/15/28 ~	110,000	110,895
Conagra Brands Inc 3.800% due 10/22/21	800,000	800,775
Constellation Brands Inc
2.250% due 11/06/20	800,000	784,929
4.250% due 05/01/23	30,000	30,276

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
CVS Health Corp
3.125% due 03/09/20	$700,000	$698,727
3.700% due 03/09/23	1,050,000	1,039,697
4.100% due 03/25/25	250,000	248,143
4.300% due 03/25/28	690,000	676,912
5.050% due 03/25/48	10,000	9,776
5.125% due 07/20/45	60,000	58,687
Danone SA (France) 2.589% due 11/02/23 ~	200,000	190,338
Eli Lilly & Co 3.100% due 05/15/27	70,000	67,887
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	500,000	494,993
Gilead Sciences Inc
3.650% due 03/01/26	30,000	29,448
3.700% due 04/01/24	80,000	79,917
4.150% due 03/01/47	130,000	120,206
4.750% due 03/01/46	30,000	29,870
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	80,000	79,035
HCA Inc
4.500% due 02/15/27	40,000	37,900
5.000% due 03/15/24	100,000	99,250
5.875% due 03/15/22	400,000	411,000
7.500% due 02/15/22	80,000	85,200
Humana Inc
3.150% due 12/01/22	50,000	49,024
3.950% due 03/15/27	50,000	48,960
4.625% due 12/01/42	50,000	49,672
4.800% due 03/15/47	20,000	20,119
4.950% due 10/01/44	20,000	20,645
Japan Tobacco Inc (Japan) 2.000% due 04/13/21 ~	300,000	291,710
Johnson & Johnson 3.625% due 03/03/37	100,000	96,488
Keurig Dr Pepper Inc 4.057% due 05/25/23 ~	500,000	498,432
Kraft Heinz Foods Co
3.000% due 06/01/26	90,000	80,459
3.500% due 06/06/22	800,000	793,989
3.500% due 07/15/22	30,000	29,588
3.950% due 07/15/25	130,000	126,043
4.000% due 06/15/23	620,000	618,962
5.000% due 07/15/35	60,000	56,561
5.000% due 06/04/42	50,000	44,913
5.200% due 07/15/45	20,000	18,361
Medtronic Global Holdings SCA 3.350% due 04/01/27	100,000	98,108
Medtronic Inc 3.500% due 03/15/25	160,000	159,569
Merck & Co Inc 2.750% due 02/10/25	90,000	87,175
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	900,000	862,865
Mylan NV 2.250% due 11/22/24 ~	EUR 900,000	1,030,863
Pernod Ricard SA (France)
4.250% due 07/15/22 ~	$800,000	812,171
4.450% due 01/15/22 ~	150,000	153,094
5.750% due 04/07/21 ~	750,000	786,457
Philip Morris International Inc
2.500% due 08/22/22	210,000	202,455
2.500% due 11/02/22	80,000	76,926
4.500% due 03/20/42	30,000	28,584
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	576,536
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	81,000	80,518
5.850% due 08/15/45	50,000	46,655
6.150% due 09/15/43	30,000	29,362
6.875% due 05/01/20	400,000	416,304

	Principal Amount	Value
Takeda Pharmaceutical Co Ltd (Japan)
4.000% due 11/26/21 ~	$1,000,000	$1,014,265
4.400% due 11/26/23 ~	1,000,000	1,011,976
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	60,000	53,107
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	110,000	104,286
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	80,000	78,959
2.200% due 07/21/21	590,000	542,642
2.800% due 07/21/23	40,000	34,483
United Rentals North America Inc
4.875% due 01/15/28	40,000	35,200
5.500% due 07/15/25	50,000	47,250
5.875% due 09/15/26	90,000	85,162
UnitedHealth Group Inc 3.750% due 07/15/25	80,000	81,088
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	70,000	70,201

		27,909,203

Energy - 1.6%

Anadarko Petroleum Corp
4.850% due 03/15/21	24,000	24,585
5.550% due 03/15/26	30,000	31,480
6.450% due 09/15/36	270,000	292,665
8.700% due 03/15/19	180,000	181,863
Apache Corp
3.250% due 04/15/22	24,000	23,512
4.250% due 01/15/44	170,000	137,529
4.375% due 10/15/28	20,000	18,730
4.750% due 04/15/43	30,000	25,843
5.100% due 09/01/40	80,000	72,023
Baker Hughes LLC 3.200% due 08/15/21	60,000	59,327
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	800,000	811,493
BP Capital Markets America Inc 3.119% due 05/04/26	110,000	104,823
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	130,000	127,677
3.535% due 11/04/24	40,000	39,677
Chevron Corp 2.954% due 05/16/26	80,000	77,129
Cimarex Energy Co 3.900% due 05/15/27	70,000	65,105
Concho Resources Inc
3.750% due 10/01/27	10,000	9,436
4.300% due 08/15/28	70,000	68,649
ConocoPhillips 6.500% due 02/01/39	30,000	37,367
Continental Resources Inc
3.800% due 06/01/24	20,000	18,955
4.375% due 01/15/28	30,000	28,291
Devon Energy Corp
3.250% due 05/15/22	130,000	126,772
5.850% due 12/15/25	225,000	239,077
Ecopetrol SA (Colombia) 5.875% due 05/28/45	170,000	160,912
Energy Transfer Operating LP 4.950% due 06/15/28	40,000	39,288
Energy Transfer Partners LP 5.875% due 03/01/22	80,000	83,290
Enterprise Products Operating LLC 4.150% due 10/16/28	110,000	109,733
EOG Resources Inc 4.150% due 01/15/26	70,000	71,985
Exxon Mobil Corp
3.043% due 03/01/26	140,000	136,778
4.114% due 03/01/46	50,000	51,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Genesis Energy LP 5.625% due 06/15/24	$200,000	$172,500
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	197,152
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	80,000	79,837
Kinder Morgan Inc 4.300% due 03/01/28	110,000	108,194
MPLX LP
4.000% due 03/15/28	50,000	46,979
4.500% due 04/15/38	100,000	87,698
4.700% due 04/15/48	180,000	156,747
4.875% due 12/01/24	100,000	101,911
Noble Energy Inc
3.850% due 01/15/28	100,000	90,704
5.250% due 11/15/43	80,000	71,326
Occidental Petroleum Corp
3.000% due 02/15/27	80,000	76,349
4.100% due 02/15/47	110,000	103,010
4.200% due 03/15/48	10,000	9,595
4.400% due 04/15/46	80,000	78,127
4.625% due 06/15/45	50,000	49,821
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	855,000	818,662
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	70,000	56,612
6.875% due 08/04/26	220,000	214,390
Range Resources Corp 5.000% due 03/15/23	150,000	132,562
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	40,000	39,664
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	50,000	47,956
4.000% due 05/10/46	50,000	48,472
4.375% due 05/11/45	130,000	134,118
4.550% due 08/12/43	50,000	52,157
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	296,557
Targa Resources Partners LP
4.250% due 11/15/23	60,000	55,725
5.375% due 02/01/27	30,000	28,275
5.875% due 04/15/26 ~	40,000	39,100
The Williams Cos Inc 7.500% due 01/15/31	190,000	227,706
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	220,000	266,431

		7,163,397

Financial - 21.5%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	800,000	786,187
4.450% due 10/01/25	500,000	475,564
4.625% due 07/01/22	800,000	803,382
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	500,000	495,543
Aircastle Ltd 5.125% due 03/15/21	500,000	508,389
Ally Financial Inc 3.500% due 01/27/19	300,000	299,962
Ambac LSNI LLC (Cayman) 7.803% (USD LIBOR + 5.000%) due 02/12/23 § ~	360,255	362,056
American Express Co
3.375% due 05/17/21	500,000	501,050
3.400% due 02/27/23	700,000	694,111
American Express Credit Corp 2.375% due 05/26/20	80,000	79,165
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	96,873
American International Group Inc 3.750% due 07/10/25	630,000	604,344

	Principal Amount	Value
American Tower Corp REIT 5.900% due 11/01/21	$500,000	$528,660
Australia & New Zealand Banking Group Ltd (Australia)
3.100% (USD LIBOR + 0.460%) due 05/17/21 § ~	500,000	498,832
3.300% due 05/17/21	500,000	499,647
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	295,421
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 07/14/67 ~	EUR 800,000	995,658
Banco Santander SA (Spain) 3.848% due 04/12/23	$200,000	194,510
Bank of America Corp
3.004% due 12/20/23	155,000	150,566
3.419% due 12/20/28	203,000	189,961
3.487% (USD LIBOR + 1.000%) due 04/24/23 §	500,000	494,908
3.500% due 04/19/26	110,000	106,045
3.541% (USD LIBOR + 0.790%) due 03/05/24 §	700,000	680,601
3.550% due 03/05/24	390,000	385,483
3.593% due 07/21/28	100,000	94,989
3.864% due 07/23/24	500,000	499,088
4.000% due 04/01/24	250,000	251,545
4.100% due 07/24/23	500,000	507,065
4.200% due 08/26/24	160,000	158,795
4.250% due 10/22/26	720,000	701,319
4.450% due 03/03/26	90,000	89,183
6.100% due 09/17/67	160,000	157,800
6.250% due 03/05/67	60,000	59,355
Bank of Montreal (Canada) 3.803% due 12/15/32	60,000	55,635
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	599,242
Barclays Bank PLC (United Kingdom)
2.890% (USD LIBOR + 0.400%) due 10/25/19 §	900,000	900,533
7.625% due 11/21/22	800,000	830,500
Barclays PLC (United Kingdom)
3.650% due 03/16/25	300,000	277,276
3.684% due 01/10/23	500,000	480,844
4.046% (USD LIBOR + 1.430%) due 02/15/23 §	1,000,000	962,595
4.610% due 02/15/23	1,000,000	992,231
4.972% due 05/16/29	200,000	193,191
6.500% due 09/15/67	EUR 600,000	671,678
8.000% due 03/15/67	600,000	730,176
Blackstone CQP Holdco LP 6.000% due 08/18/21 ~	$600,000	603,854
BNP Paribas SA (France)
4.375% due 03/01/33 ~	450,000	422,053
4.400% due 08/14/28 ~	340,000	332,698
Boston Properties LP REIT 4.500% due 12/01/28	1,000,000	1,025,069
BPCE SA (France) 4.000% due 09/12/23 ~	600,000	590,942
Capital One Financial Corp 4.250% due 04/30/25	500,000	497,190
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	149,550
CBL & Associates LP REIT 5.950% due 12/15/26	1,200,000	921,000
Chubb INA Holdings Inc
2.300% due 11/03/20	50,000	49,298
3.350% due 05/03/26	60,000	58,780
Citibank NA 2.850% due 02/12/21	800,000	792,985

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Citigroup Inc
2.750% due 04/25/22	$800,000	$776,249
3.761% (USD LIBOR + 1.023%) due 06/01/24 §	500,000	490,115
3.887% due 01/10/28	300,000	288,867
4.400% due 06/10/25	170,000	166,580
4.450% due 09/29/27	650,000	627,429
5.300% due 05/06/44	102,000	102,129
5.500% due 09/13/25	220,000	231,290
5.950% due 07/30/67	300,000	274,155
5.950% due 11/15/67	1,350,000	1,223,437
6.675% due 09/13/43	70,000	82,943
8.125% due 07/15/39	10,000	13,915
Commonwealth Bank of Australia (Australia)
3.900% due 07/12/47 ~	90,000	84,110
5.000% due 10/15/19 ~	70,000	71,051
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	400,000	398,654
3.750% due 07/21/26	290,000	272,346
4.375% due 08/04/25	330,000	324,715
4.625% due 12/01/23	290,000	294,341
5.500% due 06/29/67 ~	EUR 700,000	823,580
6.625% due 06/29/67 ~	400,000	498,910
6.875% due 03/19/20 ~	300,000	371,703
11.000% due 12/31/67 ~	$160,000	165,800
Credit Agricole SA (France) 8.375% due 04/13/67 ~	300,000	308,250
Credit Suisse Group AG (Switzerland) 4.016% (USD LIBOR + 1.240%) due 06/12/24 § ~	500,000	492,821
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	800,000	766,373
3.800% due 09/15/22	800,000	794,802
3.800% due 06/09/23	500,000	491,109
4.875% due 05/15/45	270,000	268,106
DBS Bank Ltd (Singapore) 3.300% due 11/27/21 ~	1,300,000	1,310,973
Deutsche Bank AG (Germany)
3.150% due 01/22/21	600,000	580,143
3.767% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	486,952
4.250% due 10/14/21	900,000	880,508
Digital Realty Trust LP REIT 4.450% due 07/15/28	500,000	499,111
EPR Properties REIT 5.250% due 07/15/23	400,000	412,849
ERP Operating LP REIT 3.375% due 06/01/25	200,000	196,772
GE Capital International Funding Co
2.342% due 11/15/20	1,183,000	1,142,133
3.373% due 11/15/25	205,000	182,461
GE Capital UK Funding Unlimited Co 5.875% due 11/04/20	GBP 600,000	798,017
GLP Capital LP REIT 5.375% due 04/15/26	$60,000	59,491
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	190,827
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	194,567
HSBC Holdings PLC (United Kingdom)
3.240% (USD LIBOR + 0.600%) due 05/18/21 §	500,000	492,748
3.400% due 03/08/21	440,000	438,835
3.900% due 05/25/26	200,000	191,918
4.583% due 06/19/29	350,000	347,535
5.875% due 03/28/67	GBP 200,000	244,471
6.500% due 09/23/67	$390,000	354,900
Industrial & Commercial Bank of China Ltd (China) 3.581% (USD LIBOR + 0.875%) due 11/29/19 § ~	800,000	801,776

	Principal Amount	Value
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	$200,000	$209,108
ING Groep NV (Netherlands)
3.150% due 03/29/22	800,000	787,155
4.625% due 01/06/26 ~	700,000	706,099
International Lease Finance Corp 5.875% due 08/15/22	150,000	157,238
Intesa Sanpaolo SpA (Italy)
3.375% due 01/12/23 ~	220,000	203,974
3.875% due 07/14/27 ~	230,000	198,297
3.875% due 01/12/28 ~	220,000	188,342
5.017% due 06/26/24 ~	370,000	335,187
Jackson National Life Global Funding 3.300% due 06/11/21 ~	400,000	399,918
JPMorgan Chase & Co
2.550% due 10/29/20	1,000,000	988,955
2.700% due 05/18/23	1,400,000	1,345,482
3.514% due 06/18/22	500,000	501,286
3.797% due 07/23/24	500,000	501,183
4.023% due 12/05/24	210,000	211,915
4.125% due 12/15/26	170,000	166,842
4.203% due 07/23/29	170,000	169,785
4.250% due 10/01/27	120,000	118,409
4.950% due 06/01/45	150,000	152,657
JPMorgan Chase Bank NA
2.848% (USD LIBOR + 0.340%) due 04/26/21 §	500,000	495,528
3.086% due 04/26/21	300,000	298,803
Kilroy Realty LP REIT 4.750% due 12/15/28	1,000,000	1,021,081
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	849,088
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	30,597
Lifestorage LP REIT 3.500% due 07/01/26	800,000	751,557
Lloyds Bank PLC (United Kingdom) 3.300% due 05/07/21	500,000	498,632
Lloyds Banking Group PLC (United Kingdom)
3.385% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	547,839
3.574% due 11/07/28	$200,000	178,336
4.000% due 03/07/25	AUD 900,000	634,508
4.450% due 05/08/25	$500,000	497,375
4.500% due 11/04/24	260,000	251,361
7.000% due 06/27/67 ~	GBP 300,000	383,266
7.625% due 06/27/67 ~	600,000	788,666
MetLife Inc 4.750% due 02/08/21	$100,000	103,195
Mitsubishi UFJ Financial Group Inc (Japan)
2.998% due 02/22/22	80,000	78,911
3.455% due 03/02/23	600,000	596,626
Mizuho Financial Group Inc (Japan) 3.922% due 09/11/24	600,000	606,692
Morgan Stanley
3.125% due 07/27/26	200,000	184,780
3.168% (USD LIBOR + 0.550%) due 02/10/21 §	500,000	494,563
3.649% (USD LIBOR + 1.180%) due 01/20/22 §	500,000	498,507
3.737% due 04/24/24	250,000	248,335
3.772% due 01/24/29	40,000	38,337
Nasdaq Inc 3.850% due 06/30/26	800,000	771,570
National Australia Bank Ltd (Australia) 3.625% due 06/20/23	500,000	499,292
National Retail Properties Inc REIT 3.500% due 10/15/27	200,000	191,276
Navient Corp 8.000% due 03/25/20	600,000	611,160

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
New York Life Global Funding 2.900% due 01/17/24 ~	$1,000,000	$974,204
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	771,791
Oversea-Chinese Banking Corp Ltd (Singapore) 3.090% (USD LIBOR + 0.450%) due 05/17/21 § ~	400,000	399,876
Regions Bank 3.374% due 08/13/21	500,000	498,087
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	30,000	29,714
Royal Bank of Canada (Canada)
2.150% due 10/26/20	70,000	68,913
3.200% due 04/30/21	80,000	80,016
Royal Bank of Scotland Group PLC (United Kingdom)
2.000% due 03/08/23 ~	EUR 900,000	1,035,770
2.500% due 03/22/23 ~	800,000	935,792
3.875% due 09/12/23	$1,000,000	959,640
4.519% due 06/25/24	200,000	196,431
5.125% due 05/28/24	720,000	698,850
6.125% due 12/15/22	70,000	71,000
7.500% due 09/30/67	800,000	794,000
8.625% due 09/30/67	600,000	622,500
Santander Holdings USA Inc
4.450% due 12/03/21	1,000,000	1,017,954
4.500% due 07/17/25	130,000	128,951
Santander UK Group Holdings PLC (United Kingdom)
2.375% due 03/16/20	40,000	39,565
2.875% due 10/16/20	1,100,000	1,083,009
3.750% due 11/15/21	1,000,000	998,011
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	395,701
Skandinaviska Enskilda Banken AB (Sweden)
3.070% (USD LIBOR + 0.430%) due 05/17/21 § ~	500,000	496,875
3.250% due 05/17/21 ~	500,000	499,595
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	497,060
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	210,000	211,092
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	120,000	116,253
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	250,000	249,940
Synchrony Bank 3.650% due 05/24/21	500,000	489,481
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	40,000	41,623
6.850% due 12/16/39 ~	18,000	23,473
The Depository Trust & Clearing Corp 4.875% due 12/15/67 ~	250,000	246,875
The Goldman Sachs Group Inc
3.307% (USD LIBOR + 0.780%) due 10/31/22 §	500,000	487,450
3.427% (USD LIBOR + 0.750%) due 02/23/23 §	600,000	580,206
3.500% due 01/23/25	700,000	664,352
3.750% due 05/22/25	600,000	574,797
3.786% (USD LIBOR + 1.170%) due 05/15/26 §	500,000	480,342
3.850% due 07/08/24	310,000	303,246
3.988% (USD LIBOR + 1.200%) due 09/15/20 §	500,000	502,463
4.223% due 05/01/29	470,000	453,451
4.250% due 10/21/25	720,000	690,404
5.150% due 05/22/45	130,000	121,392
6.250% due 02/01/41	230,000	263,116

	Principal Amount	Value
The Toronto-Dominion Bank (Canada)
2.500% due 01/18/23 ~	$1,200,000	$1,186,243
3.250% due 06/11/21	100,000	100,441
3.350% due 10/22/21 ~	500,000	505,444
UBS AG (Switzerland) 3.347% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,200,000	1,199,840
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	1,000,000	992,556
3.491% due 05/23/23 ~	260,000	253,698
4.125% due 09/24/25 ~	1,000,000	994,471
4.125% due 04/15/26 ~	200,000	198,995
4.253% due 03/23/28 ~	270,000	266,648
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	1,800,000	1,884,915
VEREIT Operating Partnership LP REIT 3.950% due 08/15/27	200,000	186,107
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	726,166
Visa Inc
3.150% due 12/14/25	$150,000	147,612
4.300% due 12/14/45	150,000	156,440
Washington Prime Group LP REIT 5.950% due 08/15/24	950,000	834,351
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	270,000	268,359
Wells Fargo & Co
3.000% due 10/23/26	200,000	185,434
3.450% due 02/13/23	110,000	107,788
3.757% (USD LIBOR + 1.230%) due 10/31/23 §	2,000,000	1,995,120
4.300% due 07/22/27	380,000	374,662
4.400% due 06/14/46	30,000	27,811
4.600% due 04/01/21	80,000	81,945
4.900% due 11/17/45	190,000	185,736
5.375% due 11/02/43	80,000	83,763
5.606% due 01/15/44	150,000	162,798
5.875% due 06/15/67	60,000	59,382
Wells Fargo Bank NA 3.625% due 10/22/21	300,000	301,882
Westpac Banking Corp (Australia)
2.300% due 05/26/20	40,000	39,539
2.600% due 11/23/20	50,000	49,406

		98,736,670

Industrial - 2.5%

Aviation Capital Group LLC 4.125% due 08/01/25 ~	600,000	583,339
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	407,440
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	160,000	158,800
Eaton Corp
2.750% due 11/02/22	130,000	126,544
4.150% due 11/02/42	30,000	27,990
GATX Corp
3.302% (USD LIBOR + 0.720%) due 11/05/21 §	1,000,000	990,103
4.750% due 06/15/22	400,000	415,460
4.850% due 06/01/21	290,000	299,417
General Electric Co
3.150% due 09/07/22	77,000	72,830
5.000% due 06/15/67	400,000	306,500
5.300% due 02/11/21	200,000	200,340
5.500% due 01/08/20	20,000	20,238
5.875% due 01/14/38	40,000	38,389
6.875% due 01/10/39	298,000	312,873
Harris Corp 5.054% due 04/27/45	60,000	62,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
John Deere Capital Corp 3.316% (USD LIBOR + 0.550%) due 06/07/23 §	$500,000	$492,158
Lockheed Martin Corp
3.100% due 01/15/23	20,000	19,841
3.550% due 01/15/26	70,000	69,601
4.500% due 05/15/36	30,000	31,079
Northrop Grumman Corp
2.930% due 01/15/25	40,000	38,023
3.250% due 01/15/28	280,000	262,296
Penske Truck Leasing Co Lp
3.300% due 04/01/21 ~	800,000	794,966
4.125% due 08/01/23 ~	600,000	599,522
Raytheon Co 3.125% due 10/15/20	70,000	70,223
Rockwell Collins Inc 2.800% due 03/15/22	500,000	486,338
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	1,100,000	1,067,592
The Boeing Co 4.875% due 02/15/20	170,000	173,658
TTX Co 2.600% due 06/15/20 ~	550,000	543,860
Union Pacific Corp
3.950% due 09/10/28	180,000	180,227
4.500% due 09/10/48	130,000	128,892
United Parcel Service Inc
2.500% due 04/01/23	50,000	48,670
3.050% due 11/15/27	30,000	28,625
United Technologies Corp
3.100% due 06/01/22	1,000,000	979,981
3.950% due 08/16/25	60,000	59,648
4.125% due 11/16/28	100,000	99,496
4.500% due 06/01/42	70,000	66,270
Waste Management Inc 3.500% due 05/15/24	100,000	100,018
WRKCo Inc 4.650% due 03/15/26 ~	1,000,000	1,017,268

		11,380,539

Technology - 1.1%

Activision Blizzard Inc 2.600% due 06/15/22	900,000	873,719
Apple Inc 2.450% due 08/04/26	180,000	166,621
Dell International LLC
3.480% due 06/01/19 ~	210,000	209,401
4.420% due 06/15/21 ~	500,000	499,773
5.450% due 06/15/23 ~	500,000	509,273
Hewlett Packard Enterprise Co 3.515% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	595,012
Intel Corp
3.700% due 07/29/25	50,000	50,501
3.734% due 12/08/47	36,000	33,406
Microsoft Corp
2.400% due 08/08/26	340,000	318,501
2.700% due 02/12/25	60,000	58,268
2.875% due 02/06/24	240,000	237,888
3.300% due 02/06/27	240,000	238,103
3.450% due 08/08/36	20,000	18,985
3.950% due 08/08/56	30,000	29,405
NXP BV (Netherlands) 4.875% due 03/01/24 ~	800,000	804,512
salesforce.com Inc
3.250% due 04/11/23	80,000	80,453
3.700% due 04/11/28	30,000	30,211
VMware Inc 2.950% due 08/21/22	500,000	476,964

		5,230,996

	Principal Amount	Value
Utilities - 2.0%

American Electric Power Co Inc 2.150% due 11/13/20	$500,000	$490,152
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	68,467
Duke Energy Corp
3.114% (USD LIBOR + 0.500%) due 05/14/21 § ~	500,000	497,791
3.150% due 08/15/27	200,000	187,462
3.550% due 09/15/21	800,000	802,607
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	779,783
Entergy Corp 5.125% due 09/15/20	400,000	408,325
FirstEnergy Corp
3.900% due 07/15/27	190,000	184,455
4.250% due 03/15/23	170,000	172,866
7.375% due 11/15/31	590,000	747,662
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	799,445
LG&E & KU Energy LLC 4.375% due 10/01/21	500,000	508,396
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,037,837
Niagara Mohawk Power Corp 4.278% due 12/15/28 ~	1,100,000	1,139,666
Pacific Gas & Electric Co
3.500% due 10/01/20	60,000	57,463
5.800% due 03/01/37	50,000	46,635
6.050% due 03/01/34	210,000	195,738
Progress Energy Inc 4.400% due 01/15/21	30,000	30,585
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	197,632

		9,352,967

Total Corporate Bonds & Notes (Cost $197,616,494)		194,038,604

SENIOR LOAN NOTES - 1.8%

Communications - 0.3%

Altice France SA Term B-12 (France) 6.143% (USD LIBOR + 3.000%) due 01/31/26 §	256,694	242,469
Charter Communications Operating LLC Term B 4.530% (USD LIBOR + 2.000%) due 04/30/25 §	120,857	116,204
Level 3 Parent LLC Term B 4.754% (USD LIBOR + 2.250%) due 02/22/24 §	180,000	170,550
Sprint Communications Inc Term B 5.063% (USD LIBOR + 2.500%) due 02/03/24 §	41,247	39,494
Univision Communications Inc Term C-5 5.272% (USD LIBOR + 2.750%) due 03/15/24 §	365,709	332,430
UPC Financing Partnership Term AR 4.955% (USD LIBOR + 2.500%) due 01/15/26 §	134,177	128,055
Virgin Media Bristol LLC Term K 4.955% (USD LIBOR + 2.500%) due 01/15/26 §	58,408	55,531
Ziggo Secured Finance Partnership Term E (Netherlands) 4.955% (USD LIBOR + 2.500%) due 04/15/25 §	109,750	103,782

		1,188,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 0.7%

American Builders & Contractors Supply Co Inc Term B-2 4.522% (USD LIBOR + 2.000%) due 10/31/23 §	$219,494	$209,460
Beacon Roofing Supply Inc Term B 4.682% (USD LIBOR + 2.250%) due 01/02/25 §	226,909	216,414
Boyd Gaming Corp Term B 4.666% (USD LIBOR + 2.500%) due 09/15/23 §	116,773	111,810
Caesars Resort Collection LLC Term B 5.272% (USD LIBOR + 2.750%) due 12/22/24 §	221,158	212,312
CityCenter Holdings LLC Term B 4.772% (USD LIBOR + 2.250%) due 04/18/24 §	53,150	50,526
CWGS Group LLC Term B 5.129% (USD LIBOR + 2.750%) due 11/08/23 §	421,400	382,157
Golden Nugget LLC Term B 5.237% (USD LIBOR + 2.750%) due 10/04/23 §	156,504	149,931
Hilton Worldwide Finance LLC Term B-2 4.256% (USD LIBOR + 1.750%) due 10/25/23 §	203,800	196,667
Michaels Stores Inc Term B 5.008% (USD LIBOR + 2.500%) due 01/28/23 §	107,779	103,557
New Red Finance Inc Term B (Canada) 4.772% (USD LIBOR + 2.250%) due 02/17/24 §	127,033	121,209
Party City Holdings Inc 5.030% (USD LIBOR + 2.750%) due 08/19/22 §	197,088	191,520
PetSmart Inc Term B 5.380% (USD LIBOR + 3.000%) due 03/11/22 §	527,004	417,651
Scientific Games International Inc Term B-5 5.250% (USD LIBOR + 2.750%) due 08/14/24 §	279,144	262,815
Station Casinos LLC Term B 5.030% (USD LIBOR + 2.500%) due 06/08/23 §	405,011	391,849

		3,017,878

Consumer, Non-Cyclical - 0.4%

Air Medical Group Holdings Inc Term B 5.682% (USD LIBOR + 3.250%) due 04/28/22 §	307,804	287,248
Albertson’s LLC
Term B-6 5.691% (USD LIBOR + 3.000%) due 06/22/23 §	87,187	83,329
Term B-7 5.522% (USD LIBOR + 3.000%) due 11/16/25 §	122,562	115,975
Atlantic Aviation FBO Inc Term B 6.130% (USD LIBOR + 3.750%) due 12/06/25 §	20,000	19,875
Brightview Landscapes LLC Term B 5.029% (USD LIBOR + 2.500%) due 08/15/25 §	99,500	95,271
Catalent Pharma Solutions Inc Term B 4.772% (USD LIBOR + 2.250%) due 05/20/24 §	86,370	84,103
Change Healthcare Holdings LLC Term B 5.272% (USD LIBOR + 2.750%) due 03/01/24 §	82,707	78,796

	Principal Amount	Value
Envision Healthcare Corp Term B 6.272% (USD LIBOR + 3.750%) due 10/11/25 §	$300,000	$280,917
HCA Inc Term B-10 4.522% (USD LIBOR + 2.000%) due 03/13/25 §	259,514	254,926
Jaguar Holding Co II 5.022% (USD LIBOR + 2.500%) due 08/18/22 § ¥	224,055	213,381
Post Holdings Inc Term B 4.510% (USD LIBOR + 2.000%) due 05/24/24 §	101,088	97,929
Prime Security Services Borrower LLC Term B 5.272% (USD LIBOR + 2.750%) due 05/02/22 §	161,597	155,335
RegionalCare Hospital Partners Holdings Inc due 11/16/25 ¥	60,000	56,950
Valeant Pharmaceuticals International Term B 5.379% (USD LIBOR + 3.000%) due 06/01/25 §	161,556	155,093

		1,979,128

Financial - 0.2%

Flying Fortress Holdings LLC Term B 4.533% (USD LIBOR + 1.750%) due 10/30/22 §	500,000	491,250
MGM Growth Properties Operating Partnership LP REIT Term B 4.522% (USD LIBOR + 2.000%) due 03/25/25 §	254,168	243,525
RPI Finance Trust Term B-6 4.522% (USD LIBOR + 2.000%) due 04/17/23 §	171,480	166,478
VICI Properties 1 LLC Term B 4.504% (USD LIBOR + 1.750%) due 12/22/24 §	58,636	56,335

		957,588

Industrial - 0.1%

Avolon (US) LLC Term B-3 (Ireland) 4.470% (USD LIBOR + 2.000%) due 01/15/25 §	107,131	103,405
Berry Global Inc Term Q 4.387% (USD LIBOR + 2.000%) due 10/01/22 §	173,116	168,896
Quikrete Holdings Inc Term B 5.272% (USD LIBOR + 2.750%) due 11/15/23 §	79,662	76,027
XPO Logistics Inc Term B 4.509% (USD LIBOR + 2.000%) due 02/24/25 §	134,841	129,616

		477,944

Technology - 0.1%

Dell International LLC Term B 4.530% (USD LIBOR + 2.000%) due 09/07/23 §	284,724	274,185
First Data Corp 4.504% (USD LIBOR + 2.250%) due 04/26/24 §	156,263	149,720
Western Digital Corp Term B-4 4.256% (USD LIBOR + 1.750%) due 04/29/23 §	115,179	110,189

		534,094

Utilities - 0.0%

Vistra Operations Co LLC Term B-1 due 08/04/23 ¥	9,975	9,725
Term B-2 due 12/14/23 ¥	9,975	9,650
Term B-3 due 12/31/25 ¥	9,975	9,606

		28,981

Total Senior Loan Notes (Cost $8,668,359)		8,184,128

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 58.6%

Collateralized Mortgage Obligations - Commercial - 2.7%

Ashford Hospitality Trust 3.455% (USD LIBOR + 1.000%) due 05/15/35 § ~	$600,000	$597,712
BAMLL Re-REMIC Trust 5.780% due 08/10/45 § ~	1,812,145	1,332,617
Banc of America Commercial Mortgage Trust 5.725% due 04/10/49 §	284,502	174,851
BBCCRE Trust 4.563% due 08/10/33 § ~	320,000	286,999
BX Trust 3.375% (USD LIBOR + 0.920%) due 07/15/34 § ~	576,806	571,813
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	826	606
Commercial Mortgage Trust 4.351% due 02/10/48 §	90,000	87,551
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	77,556	52,805
CSMC Trust
4.373% due 09/15/37 ~	830,000	719,685
8.455% (USD LIBOR + 6.000%) due 11/15/33 § ~	490,000	491,853
DBUBS Mortgage Trust 5.338% due 08/10/44 § ~	260,000	270,067
Fannie Mae (IO) 0.364% due 10/25/24 §	11,032,421	196,117
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.419% due 08/25/19 §	12,776,228	11,046
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	193,971
GE Commercial Mortgage Co 5.677% due 12/10/49 §	180,000	47,250
Government National Mortgage Association (IO)
0.414% due 01/16/53 §	11,179,657	323,766
0.611% due 04/16/47 §	4,271,175	170,184
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	599,550
GS Mortgage Securities Trust
3.203% due 02/10/29 ~	400,000	399,302
3.755% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,122,100
5.622% due 11/10/39	133,592	115,342
JP Morgan Chase Commercial Mortgage Securities Trust
5.438% due 01/15/49 ~	470,000	101,227
5.502% due 06/12/47 §	570,000	471,268
5.923% due 02/12/49 §	969,768	726,147
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	63,178	46,594
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	1,000,000	997,544
Morgan Stanley Capital I Trust
3.402% due 07/13/29 § ~	600,000	600,200
3.446% due 07/13/29 § ~	700,000	697,625
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	266,767	268,162
Wells Fargo Commercial Mortgage Trust (IO) 1.280% due 03/15/50 §	4,751,376	387,927
WFRBS Commercial Mortgage Trust (IO) 1.329% due 03/15/44 § ~	4,082,863	102,377

		12,164,258

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 7.0%

Alternative Loan Trust
2.676% (USD LIBOR + 0.170%) due 07/25/46 §	$405,357	$387,461
2.716% (USD LIBOR + 0.210%) due 05/25/35 §	304,081	287,719
3.724% due 06/25/37 §	136,279	116,192
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,376,564	503,748
Banc of America Funding Trust 4.356% due 05/25/35 §	23,953	25,128
BCAP LLC Trust
2.715% due 03/28/37 § ~	1,736,568	1,691,292
4.931% due 03/26/37 ~	44,935	44,569
Bear Stearns Adjustable Rate Mortgage Trust
4.248% due 08/25/33 §	28,557	28,606
4.498% due 10/25/36 §	12,530	12,059
4.810% due 01/25/35 §	380,652	382,857
Bear Stearns ALT-A Trust
3.939% due 11/25/36 §	52,485	43,449
4.032% due 05/25/35 §	20,468	20,685
Chase Mortgage Finance Trust
4.204% due 09/25/36 §	78,195	73,019
4.369% due 02/25/37 §	276,498	279,070
ChaseFlex Trust 2.656% (USD LIBOR + 0.150%) due 08/25/37 §	456,878	467,935
Chevy Chase Funding LLC
2.756% (USD LIBOR + 0.250%) due 08/25/35 § ~	21,042	20,825
2.795% due 05/25/35 § ~	876,788	675,160
Citigroup Mortgage Loan Trust Inc 4.240% (UST + 2.150%) due 09/25/35 §	12,319	12,474
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	116,312	115,874
Countrywide Home Loan Mortgage Pass-Through Trust 3.146% (USD LIBOR + 0.640%) due 03/25/35 §	10,527	10,503
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	52,504	43,486
CSMC Trust
3.500% due 02/25/48 § ~	3,634,871	3,527,752
Downey Saving & Loan Association Mortgage Loan Trust 2.650% (USD LIBOR + 0.180%) due 04/19/47 §	105,904	93,752
Eurosail-UK PLC (United Kingdom)
1.850% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 821,038	1,027,604
Fannie Mae
2.799% (USD LIBOR + 0.450%) due 09/25/46 §	$736,172	737,130
3.875% (US PRIME - 1.625%) due 11/25/23 §	78,656	79,686
5.500% due 04/25/35	398,740	445,328
Fannie Mae (IO)
3.494% (6.000% - USD LIBOR) due 11/25/45 §	1,869,702	324,207
3.594% (6.100% - USD LIBOR) due 09/25/46 §	1,197,089	159,621
4.000% due 03/25/43	447,185	85,044
4.000% due 04/25/43	1,734,839	333,370
Freddie Mac 8.000% due 04/15/30	78,050	88,974
Freddie Mac (IO)
3.500% due 04/15/43	1,036,953	166,375
3.591% (6.100% - USD LIBOR) due 08/15/44 §	300,568	55,350
4.000% due 04/15/43	431,975	57,994

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Freddie Mac REMICS 3.000% due 08/15/48	$625,914	$609,690
Freddie Mac Structured Agency Credit Risk Debt Notes
5.656% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,040,785
6.506% (USD LIBOR + 4.000%) due 08/25/24 §	428,818	461,297
Government National Mortgage Association
2.614% (USD LIBOR + 0.300%) due 05/20/68 §	475,012	473,801
2.914% (USD LIBOR + 0.600%) due 07/20/65 §	709,130	712,556
3.114% (USD LIBOR + 0.800%) due 06/20/66 §	627,630	636,028
3.114% (USD LIBOR + 0.800%) due 07/20/66 §	1,240,643	1,256,470
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	759,175	778,906
5.137% due 09/20/66 §	915,876	1,017,290
Government National Mortgage Association (IO)
3.645% (6.100% - USD LIBOR) due 10/16/46 §	249,868	46,780
3.680% (6.150% - USD LIBOR) due 02/20/46 §	1,644,706	276,845
4.000% due 11/20/44	1,074,175	215,646
4.500% due 11/16/45	375,904	80,698
Great Hall Mortgages PLC (United Kingdom) 2.931% (USD LIBOR + 0.130%) due 06/18/39 § ~	319,323	313,175
GSR Mortgage Loan Trust
6.000% due 11/25/35	733,350	600,545
6.000% due 07/25/37	380,030	336,505
HarborView Mortgage Loan Trust
2.640% (USD LIBOR + 0.170%) due 12/19/36 §	228,471	206,686
2.666% (USD LIBOR + 0.160%) due 05/25/38 §	367,910	319,346
2.910% (USD LIBOR + 0.440%) due 05/19/35 §	333,008	322,989
4.170% due 08/19/36 §	161,806	149,394
4.597% due 02/25/36 §	71,514	48,978
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	1,511,591	1,484,545
3.500% due 10/25/48 § ~	3,072,424	3,024,580
4.314% due 07/25/35 §	46,659	46,887
5.750% due 01/25/36	15,929	12,276
Ludgate Funding PLC (United Kingdom) 1.070% (GBP LIBOR + 0.160%) due 01/01/61 § ~	GBP 519,326	613,774
Merrill Lynch Mortgage Investors Trust 4.231% due 11/25/35 §	$394,357	396,372
Morgan Stanley Resecuritization Trust 2.763% (US FED + 0.710%) due 12/27/46 § ~	1,690,653	1,283,296
Nomura Resecuritization Trust 7.743% due 06/26/35 § ~	1,866,693	1,835,908
RBSSP Resecuritization Trust 4.212% due 12/25/35 § ~	142,149	145,580
Reperforming Loan REMIC Trust
2.846% (USD LIBOR + 0.340%) due 06/25/35 § ~	35,315	34,172
2.846% (USD LIBOR + 0.340%) due 01/25/36 § ~	208,027	204,400
WaMu Mortgage Pass-Through Certificates Trust 3.485% due 02/25/37 §	167,261	154,906
Wells Fargo Mortgage-Backed Securities Trust
4.177% due 04/25/35 §	361,336	368,415
4.482% due 12/25/34 §	17,374	17,745
4.608% due 03/25/36 §	140,124	139,008
4.620% due 04/25/36 §	14,037	14,024

		32,104,596

	Principal Amount	Value
Fannie Mae - 40.8%

2.310% due 08/01/22	$500,000	$492,464
2.810% due 04/01/25	30,000	29,765
3.000% due 09/01/21 - 01/01/49	44,211,785	43,170,333
3.357% (US FED + 1.200%) due 10/01/44 §	14,667	14,587
3.500% due 09/01/42 - 02/01/49	59,180,398	59,189,881
4.000% due 06/01/25 - 06/01/57	76,726,709	78,236,189
4.255% (US FED + 1.926%) due 12/01/36 §	3,217	3,349
4.293% (UST + 2.043%) due 09/01/35 §	41,567	43,717
4.386% (USD LIBOR + 1.513%) due 11/01/32 §	33,270	33,771
4.500% due 04/01/19 - 09/01/57	2,517,034	2,614,454
4.714% (UST + 2.360%) due 11/01/34 §	36,193	38,293
4.737% (USD LIBOR + 1.737%) due 12/01/35 §	4,993	5,054
5.000% due 02/01/25 - 01/01/49	1,349,936	1,416,892
5.500% due 12/01/20 - 08/01/39	1,480,673	1,578,045
6.000% due 02/01/33 - 06/01/40	246,084	268,220

		187,135,014

Freddie Mac - 3.8%

3.000% due 02/01/38 - 01/01/49	4,317,940	4,215,094
3.500% due 10/01/42 - 01/01/49	3,329,125	3,336,778
4.000% due 10/01/46 - 01/01/49	6,678,613	6,809,434
4.086% (USD LIBOR + 1.345%) due 09/01/35 §	6,144	6,356
4.118% (UST + 2.250%) due 04/01/32 §	10,903	11,393
4.329% (USD LIBOR + 1.725%) due 06/01/35 §	56,435	59,124
4.500% due 11/01/44	148,431	155,660
4.620% (USD LIBOR + 1.870%) due 09/01/35 §	34,360	36,176
4.725% (UST + 2.250%) due 11/01/31 §	2,678	2,821
5.000% due 08/01/48 - 01/01/49	2,081,340	2,182,628
5.500% due 03/01/23 - 05/01/40	604,473	650,496
6.000% due 03/01/23	10,587	11,393

		17,477,353

Government National Mortgage Association - 4.3%

3.500% due 10/20/47 - 01/20/49	2,838,817	2,859,387
4.000% due 01/20/49	1,000,000	1,024,146
4.500% due 06/20/48 - 01/20/49	7,747,502	8,020,218
5.000% due 10/15/38 - 02/20/49	7,419,406	7,718,654

		19,622,405

Total Mortgage-Backed Securities (Cost $267,975,798)		268,503,626

ASSET-BACKED SECURITIES - 6.1%

Aegis Asset Backed Securities Trust 3.406% (USD LIBOR + 0.900%) due 10/25/34 §	881,402	875,293
Ally Auto Receivables Trust 2.720% due 05/17/21	600,000	599,103
Apex Credit CLO Ltd (Cayman) 3.611% (USD LIBOR + 1.050%) due 10/27/28 § ~	800,000	800,274
Argent Securities Inc
3.326% (USD LIBOR + 0.820%) due 02/25/34 §	668,925	647,298
3.631% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	465,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Funding Certificates Trust 3.206% (USD LIBOR + 0.700%) due 06/25/34 §	$62,532	$61,504
Basic Asset Backed Securities Trust 2.816% (USD LIBOR + 0.310%) due 04/25/36 §	523,442	520,971
Bear Stearns Asset Backed Securities I Trust
2.706% (USD LIBOR + 0.200%) due 12/25/36 §	212,778	212,392
2.746% (USD LIBOR + 0.240%) due 12/25/36 §	1,302,447	1,118,501
3.511% (USD LIBOR + 1.005%) due 06/25/35 §	293,529	292,839
Business Loan Express Business Loan Trust 2.936% (USD LIBOR + 0.430%) due 02/25/31 § ~	115,444	112,484
Chapel BV (Netherlands) 0.344% (EUR LIBOR + 0.660%) due 11/17/64 § ~	EUR 11,214	12,865
Chesapeake Funding II LLC
2.825% (USD LIBOR + 0.370%) due 08/15/30 § ~	$600,000	598,636
3.230% due 08/15/30 ~	600,000	602,911
CIT Mortgage Loan Trust 3.856% (USD LIBOR + 1.350%) due 10/25/37 § ~	565,188	572,605
Citigroup Mortgage Loan Trust
2.676% (USD LIBOR + 0.170%) due 05/25/37 §	134,170	133,451
2.956% (USD LIBOR + 0.450%) due 11/25/45 § ~	539,604	533,326
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	648,598
Countrywide Asset-Backed Certificates
2.646% (USD LIBOR + 0.140%) due 07/25/37 §	375,181	339,163
2.906% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	490,597
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	600,000	599,161
First Franklin Mortgage Loan Trust 3.166% (USD LIBOR + 0.660%) due 05/25/36 §	520,388	519,982
Gallatin CLO (Cayman) 3.485% (USD LIBOR + 1.050%) due 01/21/28 § ~	500,000	497,712
GM Financial Consumer Automobile Receivables Trust 2.740% due 07/16/21	600,000	599,041
GSAA Home Equity Trust
2.606% (USD LIBOR + 0.100%) due 03/25/37 §	495,646	240,123
6.000% due 08/25/47	554,558	520,891
Home Equity Asset Trust 3.406% (USD LIBOR + 0.900%) due 11/25/34 §	485,241	488,533
Jamestown CLO VIII Ltd (Cayman) 3.306% (USD LIBOR + 0.870%) due 01/15/28 § ~	700,000	690,903
LoanCore Issuer CDO Ltd (Cayman) 3.585% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	494,392
Long Beach Mortgage Loan Trust 2.806% (USD LIBOR + 0.300%) due 02/25/36 §	1,083,060	894,975
Mastr Asset Backed Securities Trust 2.726% (USD LIBOR + 0.220%) due 10/25/36 §	680,572	305,885

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust 2.475% (USD LIBOR + 0.160%) due 04/25/37 §	$440,772	$266,132
Monarch Grove CLO (Cayman) 3.370% (USD LIBOR + 0.880%) due 01/25/28 § ~	500,000	494,931
Morgan Stanley Home Equity Loan Trust
2.606% (USD LIBOR + 0.100%) due 12/25/36 §	1,061,509	624,118
2.646% (USD LIBOR + 0.140%) due 12/25/36 §	837,896	495,117
Mountain View CLO Ltd (Cayman) 3.236% (USD LIBOR + 0.800%) due 10/15/26 § ~	600,000	598,971
Navient Student Loan Trust
2.746% (USD LIBOR + 0.240%) due 03/25/67 § ~	257,128	257,162
3.430% due 12/15/59 ~	1,800,000	1,808,310
Oaktree CLO Ltd (Cayman) 3.689% (USD LIBOR + 1.220%) due 10/20/26 § ~	800,000	799,889
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	252,701	252,812
Option One Mortgage Loan Trust 2.636% (USD LIBOR + 0.130%) due 07/25/37 §	1,008,433	700,613
SBA Small Business Investment Cos 3.548% due 09/11/28	310,000	319,440
Securitized Asset-Backed Receivables LLC Trust
2.636% (USD LIBOR + 0.130%) due 05/25/37 §	80,753	60,100
2.646% (USD LIBOR + 0.140%) due 05/25/36 §	187,004	117,542
SLM Student Loan Trust
2.600% (USD LIBOR + 0.110%) due 10/27/25 §	94,649	94,565
3.040% (USD LIBOR + 0.550%) due 10/26/26 §	52,610	52,625
SMB Private Education Loan Trust 3.955% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	560,588
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	457,112	455,082
Structured Asset Investment Loan Trust 3.241% (USD LIBOR + 0.735%) due 08/25/35 §	420,107	420,894
Structured Asset Securities Corp Mortgage Loan Trust 2.956% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	948,752
Venture XII CLO Ltd (Cayman) 3.507% (USD LIBOR + 0.800%) due 02/28/26 § ~	700,000	696,492
Venture XVI CLO Ltd (Cayman) 3.286% (USD LIBOR + 0.850%) due 01/15/28 § ~	700,000	693,716
Westlake Automobile Receivables Trust
2.530% due 09/16/19 ~	287,320	287,195
2.980% due 01/18/22 ~	700,000	699,781
Zais CLO 1 Ltd (Cayman) 3.586% (USD LIBOR + 1.150%) due 04/15/28 § ~	500,000	499,028

Total Asset-Backed Securities (Cost $25,886,308)		27,693,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 19.5%

U.S. Treasury Bonds - 6.9%

2.875% due 05/15/43	$4,700,000	$4,598,531
3.000% due 05/15/42	1,800,000	1,805,930
3.000% due 08/15/48	6,322,000	6,304,851
3.125% due 02/15/43	3,500,000	3,577,911
3.375% due 11/15/48	990,000	1,060,709
3.625% due 08/15/43	9,800,000	10,869,703
3.750% due 11/15/43	1,500,000	1,697,503
4.250% due 05/15/39	200,000	241,708
4.375% due 05/15/40	1,000,000	1,229,870
4.625% due 02/15/40	400,000	507,881

		31,894,597

U.S. Treasury Inflation Protected Securities - 1.7%

0.375% due 01/15/27 ^	942,201	895,597
0.625% due 04/15/23 ^	1,690,029	1,662,699
0.625% due 01/15/26 ^	1,489,992	1,451,366
0.750% due 07/15/28 ^	3,123,064	3,059,342
0.750% due 02/15/42 ^	816,987	743,238

		7,812,242

U.S. Treasury Notes - 10.9%

1.625% due 05/31/23	2,000,000	1,927,350
1.875% due 07/31/22	1,700,000	1,665,148
1.875% due 08/31/22	4,000,000	3,915,370
2.000% due 10/31/22	1,000,000	982,491
2.125% due 09/30/24	2,100,000	2,052,785
2.250% due 01/31/24	2,000,000	1,974,417
2.250% due 02/15/27	600,000	583,232
2.250% due 08/15/27 ‡	300,000	290,635
2.375% due 05/15/27	2,300,000	2,254,209
2.750% due 02/15/24	400,000	404,386
2.875% due 10/31/23 ‡	30,000,000	30,501,830
2.875% due 11/30/23	2,770,000	2,818,522
3.125% due 11/15/28	450,000	467,159

		49,837,534

Total U.S. Treasury Obligations (Cost $88,172,679)		89,544,373

FOREIGN GOVERNMENT BONDS & NOTES - 4.2%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500% due 10/11/22 ~	200,000	194,514
Argentina POM Politica Monetaria (Argentina) 58.396% (ARS Reference + 0.000%) due 06/21/20 §	ARS 1,230,000	35,311
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	4,750,000	96,424
Argentine Republic Government International (Argentina)
2.500% due 12/31/38	$250,000	137,940
5.625% due 01/26/22	430,000	364,425
7.500% due 04/22/26	340,000	273,488
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 400,000	477,703
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 3,338,000	901,867
Brazilian Government International (Brazil)
4.625% due 01/13/28	$270,000	260,080
5.000% due 01/27/45	400,000	350,654
5.625% due 01/07/41	120,000	115,650
5.625% due 02/21/47	200,000	189,327
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	425,828
3.380% due 11/21/24 ~	500,000	71,479
3.390% due 05/21/25 ~	1,000,000	142,844

	Principal Amount	Value
Colombia Government (Colombia) 5.625% due 02/26/44	$200,000	$206,700
Indonesia Government (Indonesia)
3.500% due 01/11/28	200,000	185,461
4.875% due 05/05/21 ~	500,000	511,680
5.125% due 01/15/45 ~	200,000	197,632
Israel Government International Bond (Israel) 4.125% due 01/17/48	600,000	588,930
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	688,275
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 289,759,797	2,732,236
Kenya Government International Bond (Kenya) 6.875% due 06/24/24 ~	$200,000	188,495
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	470,000	468,671
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 30,710,000	1,468,135
7.750% due 11/13/42	44,120,000	1,984,617
Nigeria Government International Bond (Nigeria) 6.500% due 11/28/27 ~	$200,000	177,444
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 3,000,000	907,673
Peruvian Government International (Peru)
5.625% due 11/18/50	$30,000	35,295
5.940% due 02/12/29 ~	PEN 1,300,000	388,789
6.550% due 03/14/37	$100,000	126,750
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	198,467
3.150% due 06/02/22	CAD 900,000	676,892
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	607,677
Qatar Government International Bond (Qatar) 4.500% due 04/23/28 ~	400,000	418,482
Republic of Poland Government International (Poland) 4.000% due 01/22/24	320,000	328,074
Russian Federal (Russia)
7.000% due 08/16/23	RUB 26,040,000	355,975
7.050% due 01/19/28	50,732,000	662,556
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	982,714

Total Foreign Government Bonds & Notes (Cost $21,447,557)		19,125,154

MUNICIPAL BONDS - 0.9%

City of Chicago IL ‘B’ 5.630% due 01/01/22	270,000	273,189
New Jersey Economic Development Authority ‘B’ 3.297% due 02/15/19	1,900,000	1,892,248
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	720,000	707,047
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,363,713

Total Municipal Bonds (Cost $4,145,696)		4,236,197

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 13.6%

Commercial Paper - 0.6%

Entergy Corp 3.018% due 02/07/19	$800,000	$797,527
Mondelez International 3.130% due 02/27/19	800,000	796,092
Royal Bank of Canada (Canada) 1.948% due 01/07/19	2,000,000	1,464,445

		3,058,064

Foreign Government Issues - 4.2%

Argentina Treasury Bills (Argentina) (12.770%) due 02/28/19	ARS 1,000,000	27,146
(2.837%) due 04/12/19 Ω	15,710,000	420,522
2.335% due 03/29/19	4,795,000	126,617
Hellenic Republic Treasury Bills (Greece) 4.750% due 04/17/19 ~	EUR 300,000	347,637
Japan Treasury Bills (Japan)
(0.151%) due 02/25/19	JPY 790,000,000	7,209,373
(0.148%) due 02/12/19	90,000,000	821,274
(0.146%) due 02/04/19	1,080,000,000	9,854,945
(0.097%) due 01/15/19	70,000,000	638,683

		19,446,197

	Shares
Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Portfolio	13,183,954	13,183,954

	Principal Amount	Value
Repurchase Agreements - 5.5%

Barclays Capital Inc
2.920% due 01/02/19 (Dated 12/28/18, Repurchase price of $14,102,287; collateralized by a US Treasury Security: 1.875% due 01/31/22 and value $14,404,270)	$14,100,000	$14,100,000
3.100% due 01/03/19 (Dated 12/31/18, Repurchase price of $11,000,947; collateralized by a US Treasury Security: 1.875% due 02/28/22 and value $11,216,686)	11,000,000	11,000,000

		25,100,000

U. S. Government Agency Issues - 0.4%

Federal Home Loan Bank
1.943% due 01/10/19	510,000	509,731
2.418% due 03/21/19	510,000	507,337
2.424% due 03/29/19	300,000	298,273
2.526% due 07/10/19	440,000	434,294

		1,749,635

Total Short-Term Investments (Cost $62,154,563)		62,537,850

TOTAL INVESTMENTS - 147.0% (Cost $676,067,454)		673,863,499

DERIVATIVES - (0.7%)
(See Notes (d) through (h) in Notes to Schedule of Investments)		(3,318,101)

OTHER ASSETS & LIABILITIES, NET - (46.3%)		(211,980,855)

NET ASSETS - 100.0%		$458,564,543

Notes to Schedule of Investments

(a)

An investment with a value of $420,522 or 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)

As of December 31, 2018, $1,913,000 in cash and investments with a total aggregate value of $1,695,897 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)

The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) during the nine-month period ended December 31, 2018 was $31,923,440 at a weighted average interest rate of 2.391%.

(d)	Open futures contracts outstanding as of December 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	03/19	20	$1,444,544	$1,410,400	($34,144)
CAD FX	03/19	58	4,338,030	4,263,580	(74,450)
CHF FX	03/19	5	635,737	640,250	4,513
EUR FX	03/19	90	12,891,332	12,962,813	71,481
Euribor	06/19	158	45,389,882	45,388,410	(1,472)
Euro-Bobl	03/19	7	1,060,700	1,062,844	2,144
Euro-BTP	03/19	21	2,870,502	3,075,448	204,946
Euro-Bund	03/19	120	22,331,362	22,485,134	153,772
Eurodollar	03/19	39	9,485,366	9,485,775	409
Eurodollar	12/19	278	67,372,749	67,658,250	285,501
Eurodollar	03/20	8	1,953,914	1,948,900	(5,014)
Eurodollar	06/20	79	19,192,830	19,257,238	64,408
Eurodollar	03/21	33	8,047,059	8,048,700	1,641
JPN FX	03/19	5	556,606	573,187	16,581
MXN FX	03/19	288	7,077,106	7,237,440	160,334
U.S. Treasury 5-Year Notes	03/19	1,401	158,084,271	160,677,188	2,592,917
U.S. Treasury 10-Year Notes	03/19	39	4,641,051	4,758,610	117,559
U.S. Treasury Long Bonds	03/19	137	19,752,911	20,002,000	249,089
U.S. Ultra Long Bonds	03/19	61	9,348,513	9,800,031	451,518

					4,261,733

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australia 10-Year Bonds	03/19	135	$12,488,892	$12,615,686	($126,794)
Canada 10-Year Bonds	03/19	24	2,330,174	2,404,395	(74,221)
Euro-BTP	03/19	232	32,503,100	33,976,375	(1,473,275)
Euro-Bund	03/19	133	24,582,866	24,921,023	(338,157)
Euro-BUXL	03/19	28	5,672,489	5,794,475	(121,986)
Eurodollar	03/20	47	11,407,440	11,449,788	(42,348)
Eurodollar	06/20	149	36,239,986	36,320,613	(80,627)
Eurodollar	09/20	80	19,460,814	19,509,000	(48,186)
Eurodollar	12/20	43	10,442,502	10,484,475	(41,973)
Euro-OAT	03/19	171	29,439,066	29,545,251	(106,185)
Euro-Schatz	03/19	2	256,423	256,511	(88)
GBP FX	03/19	13	1,029,812	1,039,188	(9,376)
Japan 10-Year Bonds	03/19	3	4,155,445	4,173,532	(18,087)
Long Gilt	03/19	13	2,055,278	2,040,902	14,376
U.S. Treasury 10-Year Notes	03/19	506	60,397,269	61,739,909	(1,342,640)
U.S. Treasury Long Bonds	03/19	208	28,984,626	30,368,000	(1,383,374)

					(5,192,941)

Total Futures Contracts					($931,208)

(e)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	12,925,000	USD	287,191	03/19	CIT	$25,126	$—
ARS	6,865,000	USD	146,019	03/19	JPM	13,346	—
BRL	17,794,900	USD	4,707,643	01/19	BRC	—	(120,554)
BRL	12,860,000	USD	3,401,158	01/19	JPM	—	(87,122)
CAD	954,432	USD	736,359	01/19	CIT	—	(36,908)
CNY	23,378,216	USD	3,375,428	01/19	BRC	28,408	—
EUR	573,000	USD	651,671	01/19	BRC	5,464	—
EUR	1,326,529	USD	1,523,474	01/19	CIT	—	(1,252)
EUR	289,000	USD	329,964	01/19	JPM	1,470	—
EUR	180,000	USD	205,553	01/19	UBS	877	—
GBP	880,000	USD	1,168,262	01/19	CIT	—	(45,584)
GBP	1,505,000	USD	1,932,694	02/19	BRC	—	(9,990)
GBP	5,573,000	USD	7,156,122	02/19	HSB	—	(36,371)
GBP	3,031,000	USD	3,847,763	02/19	SCB	24,472	—
IDR	46,874,390,000	USD	3,078,171	01/19	BRC	170,765	—
INR	280,700,000	USD	3,766,117	01/19	BRC	257,018	—
JPY	71,500,000	USD	631,849	01/19	CIT	21,427	—
JPY	135,300,000	USD	1,200,859	02/19	BRC	38,066	—
JPY	1,144,200,000	USD	10,140,347	02/19	JPM	336,950	—
JPY	95,200,000	USD	847,970	02/19	RBS	23,764	—
MXN	91,021,000	USD	4,471,089	01/19	BRC	151,605	—
MXN	74,876,352	USD	3,696,770	01/19	CIT	102,218	—
MXN	26,634,000	USD	1,321,464	01/19	HSB	28,321	—
MXN	37,823,000	USD	1,858,338	01/19	RBS	62,872	—
PEN	2,376,211	USD	706,239	02/19	UBS	—	(2,186)
PHP	156,259,511	USD	2,944,429	01/19	BRC	29,102	—
RUB	183,622,304	USD	2,781,145	01/19	CIT	—	(152,633)
RUB	3,825,892	USD	57,726	01/19	HSB	—	(3,062)
SGD	1,365,000	USD	1,000,865	03/19	BRC	2,473	—
SGD	1,215,000	USD	887,947	03/19	JPM	5,134	—
SGD	2,378,000	USD	1,743,950	03/19	RBS	3,989	—
TRY	1,956,960	USD	295,466	01/19	SCB	71,050	—
TRY	6,143,902	USD	1,094,721	02/19	JPM	34,031	—
TWD	807,700	USD	26,197	01/19	BRC	207	—
USD	314,791	ARS	12,339,822	01/19	CIT	—	(4,504)
USD	132,873	AUD	184,001	01/19	BRC	3,242	—
USD	1,627,437	AUD	2,285,100	01/19	CIT	17,316	—
USD	104,349	AUD	147,000	01/19	RBS	785	—
USD	1,380,112	AUD	1,869,000	01/19	SCB	63,377	—
USD	5,725,480	BRL	21,523,796	01/19	BRC	177,770	—
USD	224,432	BRL	844,000	01/19	CIT	6,971	—
USD	2,231,621	CAD	2,968,000	01/19	UBS	57,098	—
USD	1,665,683	CNH	11,614,807	01/19	BRC	—	(25,284)
USD	3,347,858	CNY	23,354,655	01/19	CIT	—	(52,548)
USD	231,040	EUR	202,000	01/19	BRC	—	(620)
USD	6,688,253	EUR	5,740,000	01/19	CIT	101,476	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,797,688	EUR	1,578,000	01/19	HSB	$—	($12,014)
USD	11,079,445	EUR	9,475,268	01/19	JPM	206,366	—
USD	10,252,879	EUR	8,993,000	01/19	UBS	—	(60,587)
USD	490,017	GBP	387,000	02/19	HSB	—	(4,392)
USD	5,772,077	GBP	4,521,000	02/19	JPM	—	(3,698)
USD	4,996,395	GBP	3,896,000	02/19	RBS	19,085	—
USD	6,359,716	GBP	4,944,000	02/19	UBS	43,540	—
USD	1,492,534	IDR	21,940,244,030	01/19	BRC	—	(28,178)
USD	3,485,281	INR	254,024,728	01/19	BRC	—	(155,531)
USD	618,821	JPY	70,000,000	01/19	BRC	—	(20,597)
USD	4,132,731	JPY	459,742,363	01/19	CIT	—	(67,807)
USD	10,347,600	JPY	1,151,100,000	02/19	BRC	—	(184,397)
USD	11,834,689	JPY	1,328,600,000	02/19	JPM	—	(336,594)
USD	14,866,109	JPY	1,666,500,000	02/19	RBS	—	(393,825)
USD	2,282,514	JPY	255,700,000	02/19	SCB	—	(58,899)
USD	2,590,780	MXN	53,089,918	01/19	BRC	—	(104,428)
USD	7,021,814	MXN	133,937,592	01/19	CIT	226,247	—
USD	4,589,824	MXN	93,986,000	01/19	HSB	—	(182,258)
USD	1,882,563	MXN	38,624,000	01/19	JPM	—	(77,720)
USD	1,131,082	MXN	22,948,000	01/19	RBS	—	(34,556)
USD	242,817	MXN	4,885,000	01/19	SCB	—	(5,316)
USD	2,018,213	MXN	41,613,000	01/19	UBS	—	(95,509)
USD	1,540,000	MXN	31,694,740	02/19	CIT	—	(61,325)
USD	195,532	PEN	653,800	01/19	BRC	1,551	—
USD	4,439,506	PHP	241,661,000	02/19	DUB	—	(156,214)
USD	1,795,447	RUB	119,801,209	01/19	BRC	80,520	—
USD	467,810	SGD	641,000	03/19	BRC	—	(3,355)
USD	1,274,363	SGD	1,745,750	03/19	HSB	—	(8,844)
USD	1,448,442	SGD	1,981,000	03/19	SCB	—	(7,684)
USD	1,340,808	TRY	8,028,759	02/19	JPM	—	(134,228)

Total Forward Foreign Currency Contracts						$2,443,499	($2,776,574)

(f)	Purchased options outstanding as of December 31, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG 31 5Y	1.600%	01/16/19	BRC	$50,000,000	$5,000	$56

Credit Default Swaptions on Credit Indices – Sell Protection

Call - CDX IG 31 5Y	0.800%	02/20/19	BNP	1,380,000	2,764	1,605

Total Credit Default Swaptions on Credit Indices					$7,764	$1,661

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 19.92	02/12/19	CIT	$4,200,000	$66,675	$96,506

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - AUD-FX (01/19)	$73.00	01/04/19	CME	2	$146,000	$1,605	$10
Call - AUD-FX (01/19)	75.00	01/04/19	CME	2	150,000	605	10
Call - U.S. Treasury 10-Year Notes (02/19)	127.00	01/25/19	CME	50	6,350,000	868	1,563
Call - U.S. Treasury 10-Year Notes (03/19)	128.50	02/22/19	CME	220	28,270,000	3,818	10,313
Call - U.S. Treasury 10-Year Notes (03/19)	131.00	02/22/19	CME	45	5,895,000	1,484	703
Call - U.S. Treasury 10-Year Notes (03/19)	133.00	02/22/19	CME	241	32,053,000	4,182	3,766
Call - U.K. 10-Year Gilt (03/19)	GBP 150.00	02/22/19	ICE	12	GBP 1,800,000	163	—
Call - Euro-BTP (02/19)	EUR 160.00	02/22/19	EUX	79	EUR 12,640,000	975	905
Call - Euro-OAT (02/19)	162.00	02/22/19	EUX	50	8,100,000	617	573
Call - Euro-OAT (02/19)	166.00	02/22/19	EUX	60	9,960,000	741	688
Call - U.S. Treasury 30-Year Bonds (03/19)	$169.00	02/22/19	CME	90	$15,210,000	738	2,813
Call - U.S. Treasury 30-Year Bonds (03/19)	170.00	02/22/19	CME	25	4,250,000	214	781
Call - U.S. Treasury 30-Year Bonds (03/19)	172.00	02/22/19	CME	66	11,352,000	552	1,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Euro-Bund (03/19)	EUR 172.00	02/22/19	CME	59	EUR 10,148,000	$2,093	$2,028
Call - Euro-Bund (03/19)	175.00	02/22/19	CME	76	13,300,000	1,843	871
Call - U.S. Treasury 30-Year Bonds (03/19)	$180.00	02/22/19	CME	4	$720,000	34	—
Call - JPY-FX (03/19)	89.00	03/08/19	CME	1	111,250	1,677	3,750

						22,209	29,805

Put - U.S. Treasury 10-Year Notes (02/19)	117.00	01/25/19	CME	5	585,000	2,509	—
Put - U.S. Treasury 10-Year Notes (02/19)	117.50	01/25/19	CME	5	587,500	3,446	—
Put - U.S. Treasury 30-Year Bonds (02/19)	128.00	01/25/19	CME	34	4,352,000	590	—
Put - U.S. Treasury 5-Year Notes (03/19)	103.50	02/22/19	CME	322	33,327,000	3,073	—
Put - U.S. Treasury 5-Year Notes (03/19)	103.75	02/22/19	CME	330	34,237,500	2,822	—
Put - U.S. Treasury 5-Year Notes (03/19)	104.00	02/22/19	CME	611	63,544,000	5,334	—
Put - U.S. Treasury 10-Year Notes (03/19)	106.00	02/22/19	CME	180	19,080,000	1,539	—
Put - U.S. Treasury 5-Year Notes (03/19)	107.25	02/22/19	CME	7	750,750	60	—
Put - U.S. Treasury 5-Year Notes (03/19)	107.50	02/22/19	CME	169	18,167,500	1,445	1,320
Put - U.S. Treasury 30-Year Bonds (03/19)	116.00	02/22/19	CME	70	8,120,000	1,215	—
Put - U.S. Treasury 30-Year Bonds (03/19)	126.00	02/22/19	CME	30	3,780,000	989	469
Put - U.S. Treasury 30-Year Bonds (03/19)	127.00	02/22/19	CME	20	2,540,000	660	312
Put - Euro-Bund (02/19)	EUR 147.00	02/22/19	EUX	42	EUR 6,174,000	519	481
Put - Euro-Bund (02/19)	149.50	02/22/19	EUX	5	747,500	62	57
Put - Euro-Bund (02/19)	151.50	02/22/19	EUX	73	11,059,500	897	836

						25,160	3,475

Total Options on Futures						$47,369	$33,280

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 1/14/49	$69.00	01/07/19	JPM	$28,000,000	$1,094	$—
Put - Fannie Mae 4.000% due 1/14/49	70.00	01/07/19	JPM	14,000,000	547	—

					$1,641	$—

Total Purchased Options					$123,449	$131,447

(g)	Premiums received and value of written options outstanding as of December 31, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 31 5Y	1.000%	02/20/19	BNP	$1,380,000	$2,794	($2,951)
Put - CDX IG 31 5Y	1.100%	02/20/19	MSC	1,300,000	1,384	(1,750)
Put - CDX IG 31 5Y	1.200%	03/20/19	JPM	4,900,000	9,114	(8,231)

					$13,292	($12,932)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 19.50	01/30/19	CIT	$1,568,000	$19,537	($15,592)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	$1,200,000	$10,320	$—
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	600,000	7,740	(2)

						$18,060	($2)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Euro-FX (01/19)	EUR 1.15	01/04/19	CME	1	EUR 143,750	$822	($613)
Call - U.S. Treasury 5-Year Notes (02/19)	$114.00	01/25/19	CME	12	$1,368,000	3,635	(9,375)
Call - U.S. Treasury 5-Year Notes (02/19)	114.25	01/25/19	CME	6	685,500	1,302	(3,562)
Call - U.S. Treasury 10-Year Notes (02/19)	120.00	01/25/19	CME	12	1,440,000	4,495	(24,750)
Call - U.S. Treasury 10-Year Notes (02/19)	120.50	01/25/19	CME	6	723,000	2,505	(9,656)
Call - U.S. Treasury 10-Year Notes (02/19)	121.00	01/25/19	CME	12	1,452,000	4,292	(14,250)
Call - U.S. Treasury 10-Year Notes (02/19)	121.50	01/25/19	CME	2	243,000	325	(1,625)
Call - U.S. Treasury 10-Year Notes (02/19)	121.75	01/25/19	CME	12	1,461,000	4,932	(7,874)
Call - U.S. Treasury 10-Year Notes (02/19)	122.00	01/25/19	CME	24	2,928,000	7,567	(12,750)
Call - U.S. Treasury 30-Year Bonds (02/19)	141.00	01/25/19	CME	2	282,000	1,434	(10,187)
Call - U.S. Treasury 30-Year Bonds (02/19)	144.00	01/25/19	CME	1	144,000	1,030	(2,438)
Call - U.S. Treasury 30-Year Bonds (02/19)	145.00	01/25/19	CME	1	145,000	858	(1,719)
Call - U.S. Treasury 30-Year Bonds (02/19)	146.00	01/25/19	CME	4	584,000	2,493	(4,625)
Call - U.S. Treasury 30-Year Bonds (02/19)	146.50	01/25/19	CME	1	146,500	1,045	(922)
Call - U.S. Treasury 30-Year Bonds (02/19)	148.00	01/25/19	CME	2	296,000	1,137	(906)
Call - U.S. Treasury 10-Year Notes (03/19)	121.00	02/22/19	CME	3	363,000	1,589	(4,078)
Call - U.S. Treasury 10-Year Notes (03/19)	122.00	02/22/19	CME	9	1,098,000	4,469	(6,891)
Call - U.S. Treasury Bonds (03/19)	143.00	02/22/19	CME	2	286,000	1,450	(7,219)
Call - U.S. Treasury Bonds (03/19)	145.00	02/22/19	CME	4	580,000	3,009	(8,938)
Call - U.S. Treasury Bonds (03/19)	147.00	02/22/19	CME	3	441,000	3,854	(3,750)

						52,243	(136,128)

Put - U.S. Treasury 5-Year Notes (02/19)	113.00	01/25/19	CME	7	791,000	1,293	(164)
Put - U.S. Treasury 5-Year Notes (02/19)	113.50	01/25/19	CME	3	340,500	534	(117)
Put - U.S. Treasury 10-Year Notes (02/19)	119.00	01/25/19	CME	3	357,000	495	(94)
Put - U.S. Treasury 10-Year Notes (02/19)	119.50	01/25/19	CME	4	478,000	790	(125)
Put - U.S. Treasury 10-Year Notes (02/19)	120.00	01/25/19	CME	8	960,000	1,971	(375)
Put - U.S. Treasury 10-Year Notes (02/19)	120.50	01/25/19	CME	5	602,500	1,460	(468)
Put - U.S. Treasury 10-Year Notes (02/19)	120.75	01/25/19	CME	16	1,932,000	4,925	(2,000)
Put - U.S. Treasury 30-Year Bonds (02/19)	140.00	01/25/19	CME	3	420,000	1,714	(188)
Put - U.S. Treasury 30-Year Bonds (02/19)	142.00	01/25/19	CME	2	284,000	1,153	(313)
Put - U.S. Treasury 30-Year Bonds (02/19)	142.50	01/25/19	CME	1	142,500	405	(203)
Put - U.S. Treasury 30-Year Bonds (02/19)	143.00	01/25/19	CME	10	1,430,000	4,780	(2,500)
Put - U.S. Treasury 30-Year Bonds (02/19)	144.00	01/25/19	CME	3	432,000	2,104	(1,313)
Put - U.S. Treasury 30-Year Bonds (02/19)	144.50	01/25/19	CME	1	144,500	1,186	(563)
Put - U.S. Treasury 10-Year Notes (03/19)	119.00	02/22/19	CME	19	2,261,000	4,608	(1,484)
Put - U.S. Treasury 10-Year Notes (03/19)	119.50	02/22/19	CME	3	358,500	557	(328)
Put - U.S. Treasury 10-Year Notes (03/19)	120.50	02/22/19	CME	2	241,000	856	(469)

						28,831	(10,704)

Total Options on Futures						$81,074	($146,832)

Total Written Options						$131,963	($175,358)

(h)	Swap agreements outstanding as of December 31, 2018 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	03/20/19	HSB	0.528%	$3,500,000	$4,761	($28,642)	$33,403
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	1.143%	300,000	(312)	(32,995)	32,683
Russian Federation	Q	1.000%	12/20/23	JPM	1.530%	500,000	(11,821)	(13,052)	1,231

							(7,372)	(74,689)	67,317

				Exchange
Deutsche Bank AG	Q	1.000%	12/20/19	ICE	1.450%	EUR 700,000	(3,531)	(5,501)	1,970
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.439%	$900,000	10,147	18,995	(8,848)
Tesco PLC	Q	1.000%	06/20/22	ICE	1.146%	EUR 800,000	(3,772)	3,715	(7,487)

							2,844	17,209	(14,365)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($4,528)	($57,480)	$52,952

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 30 5Y	Q	1.000%	06/20/23	ICE	$5,100,000	($42,627)	($88,512)	$45,885
CDX HY 31 5Y	Q	5.000%	12/20/23	ICE	3,510,000	(72,890)	(254,300)	181,410

						($115,517)	($342,812)	$227,295

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 2Y	Q	1.000%	12/20/19	ICE	$990,000	$5,050	$12,936	($7,886)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	2,290,000	20,324	41,980	(21,656)
CDX IG 31 5Y	Q	1.000%	12/20/23	ICE	55,000,000	309,888	899,093	(589,205)
CDX IG 31 5Y	Q	1.000%	12/20/23	ICE	27,145,659	155,210	347,107	(191,897)

						$490,472	$1,301,116	($810,644)

Total Credit Default Swaps						$370,427	$900,824	($530,397)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z / Z	CIT	01/02/20	BRL 52,950,000	$345,416	$16,851	$328,565

			Exchange
1.597%	3-Month USD-LIBOR	S / Q	CME	03/29/19	$7,860,000	(23,762)	—	(23,762)
1.705%	3-Month USD-LIBOR	S / Q	CME	09/28/19	4,380,000	(34,876)	—	(34,876)
1.138%	3-Month USD-LIBOR	S / Q	CME	10/17/19	12,330,000	(157,308)	—	(157,308)
1.958%	3-Month USD-LIBOR	S / Q	CME	12/05/19	9,700,000	(71,170)	—	(71,170)
0.250%	6-Month JPY-LIBOR	S / S	CME	12/20/19	JPY 690,000,000	15,350	29,226	(13,876)
1.671%	3-Month USD-LIBOR	S / Q	CME	06/14/20	$12,160,000	(181,947)	(3,505)	(178,442)
7.351%	28-Day MXN TIIE	L / L	CME	04/05/21	MXN 294,420,000	(392,592)	(2,126)	(390,466)
2.851%	3-Month USD-LIBOR	S / Q	CME	12/18/21	$1,170,000	8,126	—	8,126
3.230%	3-Month USD-LIBOR	S / Q	CME	12/18/21	13,460,000	178,909	21,618	157,291
7.330%	28-Day MXN TIIE	L / L	CME	04/06/22	MXN 202,000,000	(370,983)	(4,554)	(366,429)
2.250%	3-Month USD-LIBOR	S / Q	CME	05/31/22	$6,057,000	(66,905)	11,248	(78,153)
2.850%	3-Month USD-LIBOR	S / Q	CME	08/31/22	1,528,000	14,436	(210)	14,646
2.169%	3-Month USD-LIBOR	S / Q	CME	12/01/22	2,510,000	(38,543)	—	(38,543)
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	5,000,000	47,935	—	47,935
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 2,330,000,000	78,477	65,656	12,821
0.380%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	60,000,000	11,611	3,533	8,078
1.000%	6-Month EUR-LIBOR	A / S	LCH	03/20/29	EUR 15,000,000	252,495	(87,358)	339,853
1.000%	6-Month EUR-LIBOR	A / S	LCH	06/19/29	2,900,000	31,877	9,038	22,839

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.000%	3-Month USD-LIBOR	S / Q	CME	02/15/36	$2,358,000	$47,054	$1,383	$45,671
1.501%	6-Month EUR-LIBOR	A / S	LCH	07/04/42	EUR 3,600,000	122,945	(5,599)	128,544
1.500%	6-Month EUR-LIBOR	A / S	LCH	03/20/49	1,300,000	40,921	(22,558)	63,479

						(487,950)	15,792	(503,742)

Total Interest Rate Swaps - Long						($142,534)	$32,643	($175,177)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.271%	6-Month GBP-LIBOR	S / S	CME	10/26/21	GBP 3,436,000	($411)	$1,673	($2,084)
1.385%	3-Month GBP-LIBOR	A / A	CME	10/30/21	4,215,000	(6,366)	—	(6,366)
1.500%	6-Month GBP-LIBOR	S / S	LCH	03/20/24	6,900,000	(76,399)	1,031	(77,430)
3-Month USD-LIBOR	1 Day U.S. Fed Funds + 0.310%	Q / Q	CME	03/20/24	$14,844,000	25,715	461	25,254
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,090,000,000	(164,058)	(79,957)	(84,101)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	970,000,000	(143,831)	(63,596)	(80,235)
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	440,000,000	(60,945)	(16,961)	(43,984)
2.500%	3-Month USD-LIBOR	S / Q	CME	12/20/27	$2,000,000	32,717	(11,780)	44,497
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	JPY 100,000,000	(13,037)	7,200	(20,237)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(10,590)	(43)	(10,547)
2.250%	3-Month USD-LIBOR	S / Q	LCH	06/20/28	$5,200,000	196,914	328,188	(131,274)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 560,000,000	(133,501)	(31,951)	(101,550)
1.500%	6-Month GBP-LIBOR	S / S	LCH	03/20/29	GBP 2,700,000	(16,466)	59,058	(75,524)
1.500%	6-Month GBP-LIBOR	S / S	LCH	06/19/29	900,000	(3,664)	(7,027)	3,363
3.300%	3-Month USD-LIBOR	S / Q	CME	12/18/29	$2,972,000	(137,494)	(15,303)	(122,191)
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	JPY 250,000,000	(95,581)	21,292	(116,873)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(4,517)	—	(4,517)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(14,144)	3,290	(17,434)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(8,471)	71	(8,542)
0.750%	6-Month JPY-LIBOR	S / S	LCH	12/20/38	635,000,000	(227,604)	10,967	(238,571)
3.330%	3-Month USD-LIBOR	S / Q	CME	02/15/44	$1,833,000	(155,139)	832	(155,971)
3.000%	3-Month USD-LIBOR	S / Q	CME	05/15/44	1,776,000	(41,320)	1,416	(42,736)
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	23,142	—	23,142
1.750%	3-Month CAD-CDOR	S / S	CME	12/16/46	CAD 300,000	42,375	36,421	5,954
1.498%	6-Month EUR-LIBOR	A / S	CME	08/23/47	EUR 543,000	(17,685)	(796)	(16,889)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	JPY 20,000,000	(14,242)	(623)	(13,619)
2.905%	3-Month USD-LIBOR	S / Q	CME	08/22/48	$1,400,000	(9,933)	44,506	(54,439)
2.940%	3-Month USD-LIBOR	S / Q	CME	08/22/48	300,000	(4,304)	—	(4,304)
1.750%	6-Month GBP-LIBOR	S / S	LCH	06/19/49	GBP 3,100,000	(194,584)	(217,459)	22,875

						($1,233,423)	$70,910	($1,304,333)

Total Interest Rate Swaps						($1,375,957)	$103,553	($1,479,510)

Total Swap Agreements						($1,005,530)	$1,004,377	($2,009,907)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$194,038,604	$—	$194,038,604	$—
	Senior Loan Notes	8,184,128	—	8,184,128	—
	Mortgage-Backed Securities	268,503,626	—	268,503,626	—
	Asset-Backed Securities	27,693,567	—	27,693,567	—
	U.S. Treasury Obligations	89,544,373	—	89,544,373	—
	Foreign Government Bonds & Notes	19,125,154	—	19,125,154	—
	Municipal Bonds	4,236,197	—	4,236,197	—
	Short-Term Investments	62,537,850	13,183,954	49,353,896	—
	Derivatives:
	Credit Contracts
	Purchased Options	1,661	—	1,661	—
	Swaps	296,582	—	296,582	—

	Total Credit Contracts	298,243	—	298,243	—

	Foreign Currency Contracts
	Futures	252,909	252,909	—	—
	Forward Foreign Currency Contracts	2,443,499	—	2,443,499	—
	Purchased Options	100,276	—	100,276	—

	Total Foreign Currency Contracts	2,796,684	252,909	2,543,775	—

	Interest Rate Contracts
	Futures	4,138,280	4,138,280	—	—
	Purchased Options	29,510	—	29,510	—
	Swaps	1,302,933	—	1,302,933	—

	Total Interest Rate Contracts	5,470,723	4,138,280	1,332,443	—

	Total Assets - Derivatives	8,565,650	4,391,189	4,174,461	—

	Total Assets	682,429,149	17,575,143	664,854,006	—

Liabilities	Sale-buyback Financing Transactions	(5,712,103)	—	(5,712,103)	—
	Derivatives:
	Credit Contracts
	Written Options	(12,932)	—	(12,932)	—
	Swaps	(826,979)	—	(826,979)	—

	Total Credit Contracts	(839,911)	—	(839,911)	—

	Foreign Currency Contracts
	Futures	(117,970)	(117,970)	—	—
	Forward Foreign Currency Contracts	(2,776,574)	—	(2,776,574)	—
	Written Options	(16,205)	—	(16,205)	—

	Total Foreign Currency Contracts	(2,910,749)	(117,970)	(2,792,779)	—

	Interest Rate Contracts
	Futures	(5,204,427)	(5,204,427)	—	—
	Written Options	(146,221)	—	(146,221)	—
	Swaps	(2,782,443)	—	(2,782,443)	—

	Total Interest Rate Contracts	(8,133,091)	(5,204,427)	(2,928,664)	—

	Total Liabilities - Derivatives	(11,883,751)	(5,322,397)	(6,561,354)	—

	Total Liabilities	(17,595,854)	(5,322,397)	(12,273,457)	—

	Total	$664,833,295	$12,252,746	$652,580,549	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 50.7%

Basic Materials - 2.7%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$250,000	$244,575
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	470,000	478,223
5.500% due 03/01/21	80,000	82,321
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	120,000	122,921
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20	200,000	197,862
DowDuPont Inc 3.766% due 11/15/20	300,000	302,951
International Flavors & Fragrances Inc 3.400% due 09/25/20	65,000	65,065
INVISTA Finance LLC 4.250% due 10/15/19 ~	1,040,000	1,037,498
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	211,523
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	525,000	524,852
The Sherwin-Williams Co 2.250% due 05/15/20	1,115,000	1,098,135
Votorantim SA (Brazil) 6.625% due 09/25/19 ~	100,000	102,125

		4,468,051

Communications - 3.0%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	410,000	417,311
Baidu Inc (China) 2.750% due 06/09/19	410,000	409,324
Charter Communications Operating LLC 3.579% due 07/23/20	370,000	369,679
4.464% due 07/23/22	425,000	429,397
Comcast Corp 3.700% due 04/15/24	270,000	271,821
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	54,930
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	225,084
Discovery Communications LLC 2.200% due 09/20/19	145,000	143,510
Expedia Group Inc 5.950% due 08/15/20	65,000	67,172
Omnicom Group Inc 6.250% due 07/15/19	510,000	518,271
Orange SA (France) 1.625% due 11/03/19	880,000	869,180
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	220,000	223,626
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,066
Time Warner Cable LLC 8.250% due 04/01/19	830,000	839,368
8.750% due 02/14/19	240,000	241,347

		5,125,086

Consumer, Cyclical - 6.0%

Aptiv PLC 3.150% due 11/19/20	515,000	511,371
BMW US Capital LLC (Germany) 2.835% (USD LIBOR + 0.410%) due 04/12/21 § ~	350,000	346,707
Daimler Finance North America LLC (Germany) 1.750% due 10/30/19 ~	165,000	162,823
2.200% due 05/05/20 ~	350,000	344,308
2.300% due 02/12/21 ~	805,000	785,608
Delta Air Lines Inc 2.600% due 12/04/20	65,000	63,932

	Principal Amount	Value

2.875% due 03/13/20	$885,000	$879,265
DR Horton Inc 2.550% due 12/01/20	125,000	122,023
Ford Motor Credit Co LLC 2.021% due 05/03/19	250,000	249,011
2.681% due 01/09/20	500,000	491,786
3.470% due 04/05/21	380,000	369,513
General Motors Financial Co Inc 3.100% due 01/15/19	220,000	219,993
3.200% due 07/13/20	435,000	429,689
3.647% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	195,511
Harley-Davidson Financial Services Inc 2.400% due 06/15/20 ~	350,000	343,645
3.146% (USD LIBOR + 0.500%) due 05/21/20 § ~	135,000	134,833
3.647% (USD LIBOR + 0.940%) due 03/02/21 § ~	270,000	269,779
Hyundai Capital America 1.750% due 09/27/19 ~	175,000	172,802
2.500% due 03/18/19 ~	625,000	623,995
Lennar Corp 2.950% due 11/29/20	775,000	752,835
McDonald’s Corp 2.750% due 12/09/20	835,000	829,424
Nissan Motor Acceptance Corp 2.150% due 09/28/20 ~	625,000	607,376
QVC Inc 3.125% due 04/01/19	600,000	598,670
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	425,000	427,181
Walmart Inc 3.125% due 06/23/21	195,000	196,447

		10,128,527

Consumer, Non-Cyclical - 7.5%

AbbVie Inc 2.300% due 05/14/21	125,000	122,136
Anthem Inc 2.500% due 11/21/20	80,000	78,921
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20	515,000	502,924
Bayer US Finance II LLC (Germany) 3.452% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	207,276
3.500% due 06/25/21 ~	330,000	327,844
Becton Dickinson and Co 2.404% due 06/05/20	755,000	743,748
2.675% due 12/15/19	575,000	569,673
3.678% (USD LIBOR + 0.875%) due 12/29/20 §	75,000	74,267
Bunge Ltd Finance Corp 3.500% due 11/24/20	465,000	463,994
Celgene Corp 2.875% due 08/15/20	451,000	447,976
2.875% due 02/19/21	165,000	163,379
Cigna Corp 3.438% (USD LIBOR + 0.650%) due 09/17/21 § ~	110,000	108,488
3.400% due 09/17/21 ~	185,000	184,690
Conagra Brands Inc 3.219% (USD LIBOR + 0.750%) due 10/22/20 §	70,000	69,822
Elanco Animal Health Inc 3.912% due 08/27/21 ~	70,000	70,477
4.272% due 08/28/23 ~	70,000	70,010
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	875,000	866,237

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

Equifax Inc 2.300% due 06/01/21	$75,000	$72,779
3.486% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	103,844
3.600% due 08/15/21	105,000	104,905
ERAC USA Finance LLC 2.350% due 10/15/19 ~	253,000	251,320
Express Scripts Holding Co 3.457% (USD LIBOR + 0.750%) due 11/30/20 §	105,000	105,002
HCA Inc 4.250% due 10/15/19	55,000	54,966
6.500% due 02/15/20	440,000	452,100
HPHT Finance 15 Ltd (Hong Kong) 2.875% due 03/17/20 ~	200,000	198,712
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	525,000	517,268
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	280,000	279,724
McKesson Corp 3.650% due 11/30/20	370,000	371,865
Medco Health Solutions Inc 4.125% due 09/15/20	930,000	940,245
Molson Coors Brewing Co 2.250% due 03/15/20	450,000	443,941
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	300,000	306,087
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	1,800,000	1,775,117
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	220,000	221,384
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	1,050,000	1,036,338
The Kroger Co 1.500% due 09/30/19	175,000	172,607
2.300% due 01/15/19	100,000	99,966
Tyson Foods Inc 2.250% due 08/23/21	160,000	155,036

		12,735,068

Energy - 4.9%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	682,692	695,055
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	725,000	720,920
Columbia Pipeline Group Inc 3.300% due 06/01/20	60,000	59,805
DCP Midstream Operating LP 2.700% due 04/01/19	730,000	725,894
Encana Corp (Canada) 6.500% due 05/15/19	355,000	358,683
Energy Transfer LP 7.500% due 10/15/20	705,000	734,962
Eni SpA (Italy) 4.000% due 09/12/23 ~	270,000	266,124
EnLink Midstream Partners LP 2.700% due 04/01/19	470,000	467,090
Enterprise Products Operating LLC 2.800% due 02/15/21	245,000	242,427
3.500% due 02/01/22	95,000	95,316
Marathon Oil Corp 2.700% due 06/01/20	445,000	438,509
Petroleos Mexicanos (Mexico) 8.000% due 05/03/19	265,000	268,577
Phillips 66 3.289% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	163,205
Plains All American Pipeline LP 2.600% due 12/15/19	96,000	94,605
5.000% due 02/01/21	120,000	122,106
5.750% due 01/15/20	470,000	478,832

	Principal Amount	Value

Sabine Pass Liquefaction LLC 5.625% due 02/01/21	$505,000	$520,419
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	435,000	431,345
The Williams Cos Inc 5.250% due 03/15/20	820,000	836,211
Valero Energy Corp 6.125% due 02/01/20	570,000	586,741

		8,306,826

Financial - 15.9%

ABN AMRO Bank NV (Netherlands) 3.261% (USD LIBOR + 0.570%) due 08/27/21 § ~	200,000	198,934
AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	400,000	393,093
4.625% due 10/30/20	430,000	433,106
AIG Global Funding 3.350% due 06/25/21 ~	100,000	99,640
Air Lease Corp 2.125% due 01/15/20	795,000	783,624
2.500% due 03/01/21	70,000	68,273
3.500% due 01/15/22	90,000	88,628
American Express Credit Corp 2.200% due 03/03/20	195,000	192,922
2.375% due 05/26/20	40,000	39,583
American International Group Inc 2.300% due 07/16/19	250,000	248,989
ANZ New Zealand Int’l Ltd (New Zealand) 2.200% due 07/17/20 ~	550,000	540,788
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	198,140
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	435,522
Bank of America Corp 2.503% due 10/21/22	95,000	91,513
2.857% (USD LIBOR + 0.380%) due 01/23/22 §	660,000	647,095
3.472% (USD LIBOR + 0.650%) due 06/25/22 §	230,000	227,183
3.629% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	294,910
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	475,000	466,313
Banque Federative du Credit Mutuel SA (France) 3.429% (USD LIBOR + 0.960%) due 07/20/23 § ~	210,000	207,465
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	610,000	597,423
Barclays PLC (United Kingdom) 2.750% due 11/08/19	860,000	854,400
BB&T Corp 2.150% due 02/01/21	300,000	293,777
BPCE SA (France) 3.897% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	249,829
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	34,925
Capital One Financial Corp 2.400% due 10/30/20	455,000	445,564
2.500% due 05/12/20	240,000	236,938
Capital One NA 1.850% due 09/13/19	665,000	657,842
CBOE Global Markets Inc 1.950% due 06/28/19	165,000	164,152
China Overseas Finance Cayman Ltd (China) 4.250% due 05/08/19	500,000	501,642
Citigroup Inc 2.050% due 06/07/19	325,000	323,665
2.700% due 03/30/21	15,000	14,775
2.900% due 12/08/21	485,000	477,466
3.204% (USD LIBOR + 0.790%) due 01/10/20 §	310,000	310,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

Citizens Bank NA 2.250% due 10/30/20	$250,000	$245,354
2.450% due 12/04/19	300,000	297,945
CNO Financial Group Inc 4.500% due 05/30/20	1,240,000	1,230,700
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	374,088
Credit Suisse AG (Switzerland) 5.400% due 01/14/20	70,000	71,093
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 2.750% due 03/26/20	250,000	247,345
Crown Castle International Corp REIT 2.250% due 09/01/21	255,000	246,686
3.400% due 02/15/21	285,000	285,035
Deutsche Bank AG (Germany) 3.766% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	243,210
Discover Bank 7.000% due 04/15/20	810,000	843,430
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	131,285
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	910,000	878,564
HSBC Holdings PLC (United Kingdom) 3.240% (USD LIBOR + 0.600%) due 05/18/21 §	200,000	197,099
ING Groep NV (Netherlands) 3.953% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	205,021
International Lease Finance Corp 6.250% due 05/15/19	340,000	343,040
Intesa Sanpaolo SPA (Italy) 3.375% due 01/12/23 ~	200,000	185,431
3.875% due 01/15/19	225,000	224,961
iStar Inc 4.625% due 09/15/20	450,000	439,875
JPMorgan Chase & Co 3.317% (USD LIBOR + 0.550%) due 03/09/21 §	490,000	487,796
4.250% due 10/15/20	110,000	111,990
4.400% due 07/22/20	50,000	50,907
4.950% due 03/25/20	78,000	79,655
Mitsubishi UFJ Financial Group Inc (Japan) 3.158% (USD LIBOR + 0.650%) due 07/26/21 §	68,000	67,771
Morgan Stanley 3.168% (USD LIBOR + 0.550%) due 02/10/21 §	310,000	306,629
5.500% due 01/26/20	125,000	127,858
5.500% due 07/24/20	125,000	128,887
New York Life Global Funding 2.912% (USD LIBOR + 0.320%) due 08/06/21 § ~	205,000	204,791
Regions Bank 3.177% (USD LIBOR + 0.380%) due 04/01/21 §	535,000	525,074
Reinsurance Group of America Inc 5.000% due 06/01/21	35,000	36,357
6.450% due 11/15/19	677,000	695,201
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	405,000	398,744
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	376,049
SBA Tower Trust 3.168% due 04/09/47 ~	285,000	281,478
3.448% due 03/15/48 ~	210,000	208,833
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR200,000	230,295

	Principal Amount	Value

Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	$200,000	$198,277
SunTrust Banks Inc 2.500% due 05/01/19	160,000	159,754
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	195,000	194,953
Synchrony Financial 2.700% due 02/03/20	880,000	865,180
The Charles Schwab Corp 2.966% (USD LIBOR + 0.320%) due 05/21/21 §	170,000	169,348
The Goldman Sachs Group Inc 2.300% due 12/13/19	295,000	292,071
3.307% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	97,490
3.618% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	291,816
5.375% due 03/15/20	100,000	102,241
6.000% due 06/15/20	30,000	31,062
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	113,950
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	350,000	347,394
3.873% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	252,617
US Bank NA 2.828% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	274,038
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	1,002,000	1,001,422
Wells Fargo & Co 2.550% due 12/07/20	23,000	22,678
Wells Fargo Bank NA 3.325% (USD LIBOR + 0.490%) due 07/23/21 ~	580,000	579,551

		26,820,893

Industrial - 4.5%

Avnet Inc 3.750% due 12/01/21	90,000	90,580
Boral Finance PTY Ltd (Australia) 3.000% due 11/01/22 ~	35,000	33,843
Caterpillar Financial Services Corp 3.046% (USD LIBOR + 0.280%) due 09/07/21 §	95,000	94,389
CNH Industrial Capital LLC 3.375% due 07/15/19	130,000	129,059
3.875% due 10/15/21	250,000	248,950
4.375% due 11/06/20	480,000	483,840
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	210,000	205,275
5.250% due 11/15/21 ~	220,000	216,975
Eagle Materials Inc 4.500% due 08/01/26	50,000	49,747
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	400,000	392,492
GATX Corp 2.500% due 07/30/19	215,000	213,716
2.600% due 03/30/20	235,000	232,755
General Dynamics Corp 2.908% (USD LIBOR + 0.290%) due 05/11/20 §	55,000	54,938
2.998% (USD LIBOR + 0.380%) due 05/11/21 §	95,000	94,710
Harris Corp 2.700% due 04/27/20	410,000	406,582
Kansas City Southern 2.350% due 05/15/20	400,000	394,078
Keysight Technologies Inc 3.300% due 10/30/19	880,000	877,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

Martin Marietta Materials Inc 3.292% (USD LIBOR + 0.500%) due 12/20/19 §	$150,000	$149,590
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	230,000	221,950
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	230,000	228,937
3.050% due 01/09/20 ~	865,000	861,430
3.200% due 07/15/20 ~	50,000	49,761
Roper Technologies Inc 3.000% due 12/15/20	315,000	313,037
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	265,000	266,349
Union Pacific Corp 3.200% due 06/08/21	200,000	201,020
United Technologies Corp 3.279% (USD LIBOR + 0.650%) due 08/16/21 §	125,000	124,577
Vulcan Materials Co 3.388% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	387,193
3.388% (USD LIBOR + 0.600%) due 06/15/20 §	640,000	636,105

		7,659,401

Technology - 2.7%

Broadcom Corp 2.375% due 01/15/20	615,000	607,406
3.000% due 01/15/22	415,000	399,375
Dell International LLC 3.480% due 06/01/19 ~	1,010,000	1,007,121
DXC Technology Co 2.875% due 03/27/20	280,000	277,627
3.688% (USD LIBOR + 0.950%) due 03/01/21 §	368,000	367,705
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	241,562
3.625% due 10/15/20	500,000	502,389
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	155,000	153,284
Microchip Technology Inc 3.922% due 06/01/21 ~	245,000	243,166
Xerox Corp 2.750% due 03/15/19	155,000	154,233
5.625% due 12/15/19	675,000	680,191

		4,634,059

Utilities - 3.5%

American Electric Power Co Inc 3.650% due 12/01/21	50,000	50,408
CenterPoint Energy Inc 3.600% due 11/01/21	75,000	75,204
Dominion Energy Inc 2.579% due 07/01/20	110,000	108,301
2.962% due 07/01/19 ~	405,000	403,613
Duke Energy Corp 3.550% due 09/15/21	65,000	65,212
EDP Finance BV (Portugal) 4.900% due 10/01/19 ~	375,000	378,060
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	301,731
4.250% due 09/14/23 ~	205,000	200,644
ENN Energy Holdings Ltd (China) 3.250% due 10/23/19	200,000	199,334
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	572,360
4.000% due 10/01/20	219,000	219,962
FirstEnergy Corp 2.850% due 07/15/22	240,000	234,093
Georgia Power Co 2.000% due 09/08/20	900,000	879,759

	Principal Amount	Value

NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	$200,000	$199,554
3.257% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	207,418
San Diego Gas & Electric Co 1.914% due 02/01/22	97,501	95,690
Sempra Energy 1.625% due 10/07/19	265,000	261,389
2.936% (USD LIBOR + 0.500%) due 01/15/21 §	145,000	142,607
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	606,919
The Southern Co 1.850% due 07/01/19	625,000	622,020

		5,824,278

Total Corporate Bonds & Notes (Cost $86,240,712)		85,702,189

MORTGAGE-BACKED SECURITIES - 14.8%

Collateralized Mortgage Obligations - Commercial - 2.7%

BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	128,563
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	69,594	68,445
BX Commercial Mortgage Trust 3.205% (USD LIBOR + 0.750%) due 11/15/35 § ~	159,762	158,949
BX Trust 3.855% (USD LIBOR + 1.400%) due 10/15/32 § ~	385,000	384,823
4.705% (USD LIBOR + 2.250%) due 10/15/32 § ~	125,000	123,369
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	4,100	4,094
1.637% due 06/10/48	58,883	58,519
1.643% due 09/10/58	26,814	26,503
CLNS Trust 3.200% (USD LIBOR + 0.800%) due 06/11/32 § ~	395,000	392,852
3.400% (USD LIBOR + 1.000%) due 06/11/32 § ~	200,000	197,454
Commercial Mortgage Trust 1.443% due 08/10/49	50,353	49,245
1.667% due 07/10/50	61,667	61,399
1.770% due 02/10/49	5,637	5,575
1.965% due 02/10/50	69,359	68,364
3.221% due 10/10/48	200,000	200,627
3.237% (USD LIBOR + 0.850%) due 02/13/32 § ~	180,000	179,594
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	157,934	154,613
Great Wolf Trust 3.455% (USD LIBOR + 0.850%) due 09/15/34 § ~	175,000	172,112
3.925% (USD LIBOR + 1.320%) due 09/15/34 § ~	250,000	246,297
GS Mortgage Securities Corp Trust 3.405% (USD LIBOR + 0.950%) due 11/15/35 § ~	165,000	164,505
4.455% (USD LIBOR + 2.000%) due 11/15/35 § ~	100,000	98,938
GS Mortgage Securities Trust 1.429% due 10/10/49	40,152	39,387
1.593% due 07/10/48	31,759	31,470
1.950% due 08/10/50	236,776	232,074
Hospitality Mortgage Trust 3.237% (USD LIBOR + 0.850%) due 05/08/30 § ~	140,000	138,054

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

InTown Hotel Portfolio Trust 3.155% (USD LIBOR + 0.700%) due 01/15/33 § ~	$100,000	$99,273
3.705% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	99,138
JPMBB Commercial Mortgage Securities Trust 1.423% due 06/15/49	15,451	15,200
1.451% due 09/15/47	1,202	1,200
Morgan Stanley Bank of America Merrill Lynch Trust 1.597% due 05/15/49	12,716	12,540
1.706% due 05/15/48	80,324	79,385
Morgan Stanley Capital I Trust 1.638% due 05/15/48	69,853	69,086
3.305% (USD LIBOR + 0.850%) due 11/15/34 § ~	195,000	192,058
3.455% (USD LIBOR + 1.000%) due 11/15/34 § ~	155,000	152,839
SLIDE Fund Trust 4.305% (USD LIBOR + 1.850%) due 06/15/31 § ~	129,128	128,073
Wells Fargo Commercial Mortgage Trust 1.441% due 10/15/49	14,706	14,588
1.471% due 04/15/50	44,809	44,523
1.531% due 05/15/48	21,941	21,843
1.577% due 01/15/59	32,736	32,324
1.968% due 07/15/50	128,877	126,645
1.975% due 09/15/50	121,278	118,962
WFRBS Commercial Mortgage Trust 1.663% due 10/15/57	19,757	19,674

		4,613,176

Collateralized Mortgage Obligations - Residential - 6.6%

COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	168,352	167,684
2.568% due 10/25/47 § ~	73,100	72,841
2.614% due 05/27/47 § ~	119,903	119,450
2.773% due 10/25/47 § ~	44,303	44,146
2.930% due 02/25/48 § ~	66,179	65,594
3.074% due 05/27/47 § ~	34,755	34,585
3.084% due 02/25/48 § ~	55,149	54,728
3.470% due 07/27/48 § ~	251,548	251,050
3.542% due 07/27/48 § ~	122,725	122,369
4.006% due 12/28/48 § ~	352,093	354,961
4.108% due 12/28/48 § ~	342,312	345,097
Deephaven Residential Mortgage Trust 2.577% due 10/25/47 § ~	181,740	179,937
2.711% due 10/25/47 § ~	47,826	47,421
2.813% due 10/25/47 § ~	47,826	47,472
2.976% due 12/25/57 § ~	132,095	131,148
3.479% due 04/25/58 § ~	196,332	195,929
3.485% due 12/26/46 § ~	32,209	32,183
3.963% due 08/25/58 § ~	92,501	92,856
4.080% due 10/25/58 § ~	683,850	690,264
Fannie Mae Connecticut Avenue Securities 3.186% (USD LIBOR + 0.680%) due 10/25/30 §	193,582	193,163
3.226% (USD LIBOR + 0.720%) due 01/25/31 §	91,268	91,086
3.256% (USD LIBOR + 0.750%) due 02/25/30 §	186,742	186,606
3.256% (USD LIBOR + 0.750%) due 02/25/30 §	85,613	85,563
3.356% (USD LIBOR + 0.850%) due 11/25/29 §	197,024	197,081
Fannie Mae REMICS 2.806% (USD LIBOR + 0.300%) due 11/25/47 §	43,491	43,495
3.000% due 11/25/47	351,786	353,126
3.006% (USD LIBOR + 0.500%) due 11/25/46 §	107,542	108,488

	Principal Amount	Value

3.006% (USD LIBOR + 0.500%) due 11/25/46 §	$148,350	$149,394
3.006% (USD LIBOR + 0.500%) due 11/25/46 §	151,830	153,483
4.000% due 06/25/44	37,261	38,297
5.000% due 08/25/19	1,151	1,151
Freddie Mac REMICS 2.000% due 02/15/40	239,608	234,952
Freddie Mac Structured Agency Credit Risk Debt 3.056% (USD LIBOR + 0.550%) due 04/25/30 §	168,610	168,319
3.256% (USD LIBOR + 0.750%) due 03/25/30 §	229,405	228,805
3.306% (USD LIBOR + 0.800%) due 12/25/29 §	180,388	180,322
3.706% (USD LIBOR + 1.200%) due 08/25/29 §	182,097	182,706
3.819% due 05/25/48 § ~	72,328	72,032
3.983% due 09/25/47 § ~	23,470	23,585
4.167% due 08/25/48 § ~	71,786	71,985
4.461% due 11/25/48 § ~	455,000	454,422
4.706% (USD LIBOR + 2.200%) due 09/25/24 §	547,899	559,621
Freddie Mac Whole Loan Securities Trust 3.863% due 05/25/47 § ~	63,790	63,963
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	180,254	177,666
GS Mortgage-Backed Securities Trust 2.456% due 07/25/44 § ~	30,183	29,678
Homeward Opportunities Fund I Trust 3.766% due 06/25/48 § ~	145,702	145,874
3.897% due 06/25/48 § ~	119,211	119,728
Metlife Securitization Trust 3.000% due 04/25/55 § ~	136,051	134,287
New Residential Mortgage Loan Trust 3.986% due 11/25/48 § ~	232,653	236,815
Sequoia Mortgage Trust 3.500% due 02/25/48 § ~	298,125	301,068
4.000% due 06/25/48 § ~	282,797	285,853
4.500% due 08/25/48 § ~	88,345	90,038
STACR Trust 3.306% (USD LIBOR + 0.800%) due 12/25/30 § ~	360,000	359,741
3.356% (USD LIBOR + 0.850%) due 02/25/47 § ~	450,000	449,491
3.756% (USD LIBOR + 1.250%) due 02/25/47 § ~	215,000	215,173
Starwood Mortgage Residential Trust 4.121% due 10/25/48 § ~	680,928	688,085
Verus Securitization Trust 2.929% due 02/25/48 § ~	66,084	65,585
3.677% due 06/01/58 § ~	199,578	199,725
3.779% due 06/01/58 § ~	86,773	86,973
3.830% due 06/01/58 § ~	86,773	87,067
4.148% due 10/25/58 § ~	510,000	511,090

		11,075,297

Fannie Mae - 2.8%

3.000% due 11/01/29-09/01/30	191,687	191,937
3.500% due 06/01/29-04/01/46	1,720,314	1,739,913
4.000% due 06/01/33-11/01/44	471,215	481,869
4.500% due 04/01/26-03/01/46	812,377	843,018
5.000% due 07/01/19-11/01/44	678,739	718,284
5.500% due 10/01/35-02/01/42	490,726	525,712
6.000% due 11/01/35-09/01/39	110,938	121,075

		4,621,808

Freddie Mac - 0.0%

5.500% due 01/01/20-12/01/39	27,901	29,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

Government National Mortgage Association - 2.7%

4.000% due 11/20/48	$798,314	$818,459
4.500% due 11/20/48	798,429	827,327
5.000% due 01/20/48-10/20/48	2,710,801	2,828,075
6.000% due 07/15/36	118,334	130,916

		4,604,777

Total Mortgage-Backed Securities (Cost $25,113,948)		24,944,933

ASSET-BACKED SECURITIES - 14.6%

Allegro Ltd (Cayman) 3.330% (USD LIBOR + 0.840%) due 07/25/27 § ~	310,000	309,175
Ally Auto Receivables Trust 2.410% due 01/15/21 ~	240,000	239,690
2.460% due 09/15/22	40,000	39,586
2.840% due 09/15/22	85,000	84,827
2.930% due 11/15/23	70,000	69,324
Ally Master Owner Trust 3.300% due 07/17/23	105,000	105,716
AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	106,651	106,104
1.810% due 10/08/20	44	44
2.580% due 09/08/20	27,714	27,707
2.690% due 06/19/23	110,000	108,728
2.710% due 08/18/22	100,000	99,116
2.710% due 09/08/22	315,000	311,244
2.740% due 12/08/22	535,000	528,528
3.000% due 06/08/21	110,000	109,702
3.080% due 12/18/23	522,000	515,132
3.340% due 08/08/21	135,000	135,456
3.370% due 11/08/21 ~	225,000	225,004
3.380% due 07/18/23	870,000	877,781
ARI Fleet Lease Trust 1.910% due 04/15/26 ~	59,886	59,462
2.550% due 10/15/26 ~	705,000	701,796
Ascentium Equipment Receivables Trust 1.870% due 07/10/19 ~	4,506	4,504
2.290% due 06/10/21 ~	95,000	94,308
2.920% due 12/10/20 ~	80,000	79,931
Avis Budget Rental Car Funding AESOP LLC 2.500% due 02/20/21 ~	240,000	238,948
2.500% due 07/20/21 ~	275,000	272,478
2.720% due 11/20/22 ~	535,000	526,773
2.970% due 02/20/20 ~	116,667	116,619
3.660% due 02/20/20 ~	103,333	103,330
Barings CLO Ltd (Cayman) 3.269% (USD LIBOR + 0.800%) due 01/20/28 § ~	385,000	381,040
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	194,855	193,365
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	118,744	117,979
BlueMountain CLO Ltd (Cayman) 3.375% (USD LIBOR + 0.930%) due 07/18/27 § ~	270,000	267,961
BMW Vehicle Lease Trust 1.430% due 09/20/19	21,608	21,576
2.180% due 06/22/20	185,000	184,025
California Republic Auto Receivables Trust 2.510% due 02/16/21	60,000	59,771
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	12,881	12,852
1.630% due 01/20/21	40,000	39,818
2.430% due 05/20/22 ~	40,000	39,454
2.700% due 09/20/22 ~	65,000	64,402
3.360% due 11/21/22 ~	160,000	160,546
3.480% due 10/20/23 ~	60,000	60,332
3.690% due 12/20/23 ~	80,000	80,703
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.469% (USD LIBOR + 1.000%) due 04/20/27 § ~	250,000	249,222

	Principal Amount	Value

CarMax Auto Owner Trust 1.400% due 08/15/21	$158,409	$156,595
3.000% due 05/16/22	515,000	512,469
3.270% due 03/15/22	155,000	154,823
Chrysler Capital Auto Receivables Trust 1.640% due 07/15/21 ~	45,734	45,511
CNH Equipment Trust 1.930% due 03/15/24	315,000	308,755
2.400% due 02/15/23	265,000	264,276
Cole Park CLO Ltd (Cayman) (USD LIBOR + 1.050%) 3.525% due 10/20/28 § # ~	435,000	435,005
Driven Brands Funding LLC 5.216% due 07/20/45 ~	421,950	439,181
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	45,126	44,566
2.690% due 03/25/30 ~	78,251	77,371
Enterprise Fleet Financing LLC 1.830% due 09/20/21 ~	3,666	3,665
2.040% due 02/22/22 ~	295,000	291,225
3.140% due 02/20/24 ~	145,000	144,936
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	341,564
Galaxy CLO Ltd (Cayman) 3.406% (USD LIBOR + 0.790%) due 11/15/26 § ~	430,000	428,862
GM Financial Automobile Leasing Trust 2.120% due 09/20/21	65,000	64,406
2.260% due 08/20/20	45,000	44,756
2.580% due 03/20/20	455,000	454,411
3.110% due 12/20/21	105,000	104,705
3.370% due 10/20/22	245,000	244,488
3.500% due 04/20/22	80,000	80,302
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	98,645
GMF Floorplan Owner Revolving Trust 2.410% due 05/17/21 ~	100,000	99,698
2.630% due 07/15/22 ~	190,000	188,066
3.500% due 09/15/23 ~	220,000	222,906
GreatAmerica Leasing Receivables Funding LLC 2.060% due 06/22/20 ~	82,776	82,412
2.600% due 06/15/21 ~	95,000	94,520
Hardee’s Funding LLC 4.250% due 06/20/48 ~	134,698	136,373
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	67,143	66,086
2.660% due 12/26/28 ~	58,857	58,277
2.960% due 12/26/28 ~	58,857	57,901
Hyundai Auto Lease Securitization Trust 1.650% due 07/15/20 ~	100,000	99,737
2.810% due 04/15/21 ~	775,000	772,476
Hyundai Auto Receivables Trust 2.380% due 04/17/23	395,000	389,305
KKR CLO Ltd (Cayman) 3.236% (USD LIBOR + 0.800%) due 01/16/28 § ~	390,000	384,239
Madison Park Funding Ltd (Cayman) 3.659% (USD LIBOR + 1.190%) due 10/21/30 § ~	500,000	495,836
Magnetite XVI Ltd (Cayman) 3.245% (USD LIBOR + 0.800%) due 01/18/28 § ~	515,000	508,983
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	52,635	51,709
2.750% due 07/25/59 § ~	128,893	126,900
MMAF Equipment Finance LLC 2.040% due 02/16/22 ~	100,000	99,084
3.200% due 09/12/22 ~	210,000	211,057
MVW Owner Trust 2.150% due 04/22/30 ~	19,182	18,954
2.420% due 12/20/34 ~	71,354	69,972
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	196,375	195,005
Neuberger Berman CLO Ltd (Cayman) 3.286% (USD LIBOR + 0.850%) due 01/15/28 § ~	250,000	245,522

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

Nissan Auto Lease Trust 1.610% due 01/18/22	$138,350	$138,182
Nissan Master Owner Trust Receivables 1.540% due 06/15/21	75,000	74,505
OCP CLO Ltd (Cayman) 3.328% (USD LIBOR + 0.820%) due 10/26/27 § ~	360,000	357,405
3.589% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	415,497
OZLM VIII Ltd (Cayman) 3.625% (USD LIBOR + 1.170%) due 10/17/29 § ~	250,000	249,010
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	199,500	200,808
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	22,426	22,372
2.460% due 03/15/22	126,000	125,183
2.580% due 05/16/22	30,000	29,839
2.960% due 03/15/24	65,000	64,734
3.270% due 01/17/23	110,000	110,312
3.490% due 05/17/21	155,000	155,304
3.520% due 12/15/22	125,000	125,138
3.530% due 08/16/21	105,000	105,374
3.650% due 12/15/21	120,000	120,291
4.020% due 04/15/22	105,000	105,995
Santander Retail Auto Lease Trust 2.960% due 11/21/22 ~	85,000	84,459
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	735,336	729,495
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 § ~	27,543	27,510
2.300% due 10/20/31 ~	44,047	43,793
2.330% due 07/20/33 ~	25,566	24,875
2.400% due 03/22/32 ~	36,986	36,767
2.430% due 10/20/33 ~	66,695	66,016
2.580% due 09/20/32 ~	224,289	222,306
3.080% due 03/21/33 ~	195,254	194,296
SLM Student Loan Trust
2.906% (USD LIBOR + 0.400%) due 03/25/25 §	127,710	124,993
3.990% (USD LIBOR + 1.500%) due 04/25/23 §	41,380	41,628
4.140% (USD LIBOR + 1.650%) due 07/25/22 §	66,323	67,201
4.190% (USD LIBOR + 1.700%) due 07/25/23 §	65,623	66,723
SMB Private Education Loan Trust
3.050% due 05/15/26 ~	94,873	94,420
3.455% (USD LIBOR + 1.000%) due 06/15/27 § ~	92,410	92,861
3.605% (USD LIBOR + 1.150%) due 05/15/26 § ~	201,605	203,437
3.955% (USD LIBOR + 1.500%) due 04/15/32 § ~	225,000	229,331
Synchrony Credit Card Master Note Trust
2.620% due 09/15/23	85,000	84,107
3.360% due 03/15/24	780,000	780,464
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	57,410	56,028
2.750% due 02/25/55 § ~	39,325	38,900
2.750% due 04/25/55 § ~	65,756	65,035
2.750% due 05/25/55 § ~	63,051	62,295
2.750% due 08/25/55 § ~	53,125	52,090
2.750% due 10/25/56 § ~	64,865	63,702
2.750% due 04/25/57 § ~	141,121	138,179
3.000% due 01/25/58 § ~	99,269	97,789
3.250% due 03/25/58 § ~	398,562	393,832
3.750% due 05/25/58 § ~	124,002	124,185
Verizon Owner Trust
2.360% due 05/20/21 ~	125,000	123,797
2.530% due 04/20/22 ~	120,000	118,735
2.650% due 09/20/21 ~	100,000	99,389

	Principal Amount	Value

Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	$11,494	$11,472
Wheels SPV LLC 1.590% due 05/20/25 ~	28,421	28,344
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	54,653

Total Asset-Backed Securities (Cost $24,670,453)		24,582,650

U.S. GOVERNMENT AGENCY ISSUES - 0.9%

Fannie Mae 1.500% due 07/30/20	775,000	762,175
Federal Home Loan Banks 2.625% due 05/28/20	830,000	831,188

Total U.S. Government Agency Issues (Cost $1,603,538)		1,593,363

U.S. TREASURY OBLIGATIONS - 18.2%

U.S. Treasury Inflation Protected Securities - 0.3%

0.625% due 04/15/23 ^	539,588	530,862

U.S. Treasury Notes - 17.9%

2.875% due 10/31/20	29,155,000	29,336,974
2.875% due 10/15/21	935,000	944,925

		30,281,899

Total U.S. Treasury Obligations (Cost $30,597,156)		30,812,761

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	150,000	149,580

Total Municipal Bonds (Cost $150,000)		149,580

SHORT-TERM INVESTMENTS - 0.3%

Commercial Paper - 0.3%

Ford Motor Credit Co LLC 3.318% due 02/19/19	405,000	403,193

	Shares
Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	15,544	15,544

Total Short-Term Investments (Cost $419,012)		418,737

TOTAL INVESTMENTS - 99.6% (Cost $168,794,819)		168,204,213

DERIVATIVES - 0.1%
(See Notes (b) and (c) in Notes to Schedule of Investments)		165,008

OTHER ASSETS & LIABILITIES, NET - 0.3%		558,487

NET ASSETS - 100.0%		$168,927,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of December 31, 2018, $74,300 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of December 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/19	89	$18,793,923	$18,895,813	$101,890
U.S. Treasury 5-Year Notes	03/19	39	4,396,696	4,472,812	76,116
U.S. Treasury Ultra 10-Year Notes	03/19	2	252,049	260,156	8,107

					186,113

Short Futures Outstanding
U.S. Treasury 10-Year Notes	03/19	7	833,755	854,109	(20,354)

Total Futures Contracts					$165,759

(c)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	58,917	EUR	51,250	02/19	BNP	$—	($69)
USD	58,593	EUR	51,250	02/19	BOA	—	(392)
USD	58,623	EUR	51,250	02/19	CIT	—	(362)
USD	57,037	EUR	49,495	02/19	UBS	72	—

Total Forward Foreign Currency Contracts						$72	($823)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$85,702,189	$—	$85,702,189	$—
	Mortgage-Backed Securities	24,944,933	—	24,944,933	—
	Asset-Backed Securities	24,582,650	—	24,582,650	—
	U.S. Government Agency Issues	1,593,363	—	1,593,363	—
	U.S. Treasury Obligations	30,812,761	—	30,812,761	—
	Municipal Bonds	149,580	—	149,580	—
	Short-Term Investments	418,737	15,544	403,193	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	72	—	72	—
	Interest Rate Contracts
	Futures	186,113	186,113	—	—

	Total Assets - Derivatives	186,185	186,113	72

	Total Assets	168,390,398	201,657	168,188,741	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(823)	—	(823)	—
	Interest Rate Contracts
	Futures	(20,354)	(20,354)	—	—

	Total Liabilities - Derivatives	(21,177)	(20,354)	(823)	—

	Total	$168,369,221	$181,303	$168,187,918	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.2%

Argentina - 0.4%

Rio Energy SA 6.875% due 02/01/25 ~	$150,000	$111,750
YPF SA 6.950% due 07/21/27 ~	80,000	65,500
7.000% due 12/15/47 ~	30,000	21,600
8.500% due 07/28/25 ~	160,000	144,200

		343,050

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	220,000	238,366
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	270,000	290,982

		529,348

Bahrain - 0.3%

The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	200,000	204,483

Brazil - 2.1%

Banco do Brasil SA 4.625% due 01/15/25 ~	200,000	189,950
Gol Finance Inc 7.000% due 01/31/25 ~	130,000	115,864
Petrobras Global Finance BV 6.850% due 06/05/15	310,000	278,148
6.875% due 01/20/40	240,000	229,262
8.750% due 05/23/26	300,000	337,050
Rumo Luxembourg Sarl 5.875% due 01/18/25 ~	200,000	191,875
Vale Overseas Ltd 6.875% due 11/21/36	165,000	189,503
6.875% due 11/10/39	165,000	191,400

		1,723,052

Chile - 1.4%

Corp Nacional del Cobre de Chile 4.500% due 08/01/47 ~	200,000	193,602
4.875% due 11/04/44 ~	200,000	203,225
5.625% due 10/18/43 ~	200,000	224,631
Empresa Nacional del Petroleo 3.750% due 08/05/26 ~	200,000	187,106
4.500% due 09/14/47 ~	200,000	171,900
VTR Finance BV 6.875% due 01/15/24 ~	180,000	180,675

		1,161,139

China - 1.5%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	200,000	196,870
China Evergrande Group 7.500% due 06/28/23 ~	200,000	177,021
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	101,544
6.300% due 11/12/40 ~	100,000	120,711
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	211,411
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	200,000	188,365
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	200,000	194,783

		1,190,705

	Principal Amount	Value
Colombia - 0.6%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	$100,231
Millicom International Cellular SA 5.125% due 01/15/28 ~	$200,000	179,000
6.000% due 03/15/25 ~	200,000	198,354

		477,585

Georgia - 0.3%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	207,429

India - 0.2%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	200,000	182,443

Indonesia - 0.8%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	200,034
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	430,000	444,512

		644,546

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	180,000	155,175
6.750% due 03/01/28	200,000	194,215

		349,390

Jamaica - 0.2%

Digicel Group Two Ltd 6.000% due 04/15/21 ~	200,000	180,500

Kazakhstan - 1.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	213,932
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	90,427	89,182
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	314,927
KazMunayGas National Co JSC 5.375% due 04/24/30 ~	218,000	214,896

		832,937

Luxembourg - 0.5%

Altice Financing SA 7.500% due 05/15/26 ~	400,000	366,000

Malaysia - 0.3%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	259,802

Mexico - 2.7%

Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	190,448
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	174,250
Cemex SAB de CV 7.750% due 04/16/26 ~	200,000	210,750
Comision Federal de Electricidad 4.875% due 01/15/24 ~	200,000	195,750
5.750% due 02/14/42 ~	200,000	185,000
8.180% due 12/23/27 ~	MXN 950,000	41,574
Mexichem SAB de CV 6.750% due 09/19/42 ~	$200,000	201,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos 5.500% due 06/27/44	$45,000	$34,231
5.625% due 01/23/46	351,000	267,423
6.000% due 03/05/20	50,000	50,975
6.500% due 06/02/41	115,000	95,507
6.750% due 09/21/47	284,000	235,547
6.875% due 08/04/26	192,000	187,104
7.190% due 09/12/24 ~	MXN 3,170,000	126,224

		2,196,283

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	$200,000	208,571

Pakistan - 0.7%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	347,904
The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	189,718

		537,622

Peru - 0.7%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 358,000	106,757
Nexa Resources SA 5.375% due 05/04/27 ~	$200,000	194,250
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	75,000	73,350
Petroleos del Peru SA 5.625% due 06/19/47 ~	200,000	196,100

		570,457

Philippines - 0.6%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	210,186
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	230,000	270,927

		481,113

Russia - 0.5%

Credit Bank of Moscow 5.875% due 11/07/21 ~	200,000	197,614
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	226,896

		424,510

Singapore - 0.2%

Puma International Financing SA 5.125% due 10/06/24 ~	200,000	160,848

South Africa - 1.6%

Absa Group Ltd 6.250% due 04/25/28 ~	200,000	189,400
Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	356,000	336,496
6.750% due 08/06/23 ~	200,000	182,966
7.125% due 02/11/25 ~	400,000	366,084
MTN Mauritius Investments Ltd 4.755% due 11/11/24 ~	200,000	182,522

		1,257,468

Ukraine - 0.5%

Metinvest BV 7.750% due 04/23/23 ~	200,000	182,691
Ukreximbank 9.750% due 01/22/25 ~	200,000	188,200

		370,891

	Principal Amount	Value
United Kingdom - 0.4%

Standard Chartered Bank 7.590% due 01/13/26 ~	INR 20,000,000	$289,751

Venezuela - 2.3%

Petroleos de Venezuela SA 5.375% due 04/12/27 * Y ~	$113,000	16,939
8.500% due 10/27/20 Y ~	1,820,500	1,706,719
9.000% due 11/17/21 * Y ~	239,354	45,238
9.750% due 05/17/35 * Y ~	306,278	58,193
12.750% due 02/17/22 * Y ~	117,000	22,827

		1,849,916

Total Corporate Bonds & Notes (Cost $17,700,792)		16,999,839

SENIOR LOAN NOTES - 0.7%

United Arab Emirates - 0.7%

Dubai World Corp Term B1 2.000% Cash or 1.750% PIK due 09/30/22	645,573	604,687

Total Senior Loan Notes (Cost $593,027)		604,687

FOREIGN GOVERNMENT BONDS & NOTES - 72.6%

Angola - 0.6%

Angolan Government 8.250% due 05/09/28 ~	279,000	263,489
9.500% due 11/12/25 ~	200,000	210,993

		474,482

Argentina - 2.3%

Argentina Bonar 48.797% (ARS Deposit + 3.250%) due 03/01/20 §	ARS 470,000	12,319
51.542% (ARS Deposit + 2.000%) due 04/03/22 §	4,931,267	127,182
49.980% (ARS Deposit + 2.500%) due 03/11/19 §	486,000	12,867
Argentina POM Politica Monetaria 58.395% (ARS Reference + 0.000%) due 06/21/20 §	10,558,181	303,102
Argentine Republic Government 2.500% due 12/31/38 § ^	$512,217	282,621
5.875% due 01/11/28	278,000	200,855
6.875% due 04/22/21	210,000	190,525
6.875% due 01/11/48	439,000	307,849
7.500% due 04/22/26	252,000	202,703
8.280% due 12/31/33 ^	126,180	99,051
8.280% due 12/31/33	84,120	65,193
Provincia de Buenos Aires 53.871% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 3,263,000	76,072

		1,880,339

Bahrain - 0.5%

Bahrain Government 7.000% due 10/12/28 ~	$200,000	200,779
7.500% due 09/20/47 ~	200,000	193,829

		394,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Belarus - 1.3%

Republic of Belarus 6.200% due 02/28/30 ~	$200,000	$184,344
6.875% due 02/28/23 ~	460,000	470,591
7.625% due 06/29/27 ~	400,000	410,694

		1,065,629

Brazil - 10.3%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	170,000	172,839
Brazil Letras do Tesouro Nacional 6.563% due 01/01/20	BRL 6,316,000	1,528,985
7.717% due 07/01/21	12,325,000	2,640,423
8.049% due 01/01/22	400,000	81,783
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	9,344,000	2,526,777
10.000% due 01/01/29	429,000	116,458
Brazilian Government 2.625% due 01/05/23	$200,000	188,602
4.250% due 01/07/25	175,000	172,594
4.625% due 01/13/28	200,000	192,652
5.000% due 01/27/45	141,000	123,606
5.625% due 02/21/47	200,000	189,327
7.125% due 01/20/37	140,000	158,550
8.250% due 01/20/34	110,000	135,163

		8,227,759

Chile - 3.1%

Bonos de la Tesoreria de la Republica en pesos 4.500% due 03/01/21	CLP 1,350,000,000	1,983,529
5.000% due 03/01/35	320,000,000	481,136

		2,464,665

Colombia - 1.4%

Colombia Government 3.875% due 04/25/27	$200,000	191,250
4.000% due 02/26/24	200,000	198,250
5.625% due 02/26/44	200,000	206,700
6.125% due 01/18/41	183,000	198,097
7.375% due 09/18/37	110,000	133,457
8.125% due 05/21/24	185,000	216,219

		1,143,973

Costa Rica - 0.2%

Costa Rica Government 4.375% due 04/30/25 ~	90,000	76,612
5.625% due 04/30/43 ~	90,000	68,850

		145,462

Croatia - 1.0%

Croatia Government 6.000% due 01/26/24 ~	310,000	335,214
6.375% due 03/24/21 ~	200,000	210,019
6.625% due 07/14/20 ~	260,000	270,489

		815,722

Dominican Republic - 2.0%

Dominican Republic 5.500% due 01/27/25 ~	290,000	288,188
5.875% due 04/18/24 ~	220,000	223,227
6.600% due 01/28/24 ~	100,000	104,500
6.850% due 01/27/45 ~	270,000	266,625
6.875% due 01/29/26 ~	290,000	304,862
7.450% due 04/30/44 ~	130,000	135,525
7.500% due 05/06/21 ~	270,000	279,450

		1,602,377

	Principal Amount	Value
Ecuador - 7.3%

Ecuador Government 7.875% due 01/23/28 ~	$770,000	$628,994
7.950% due 06/20/24 ~	568,000	501,970
8.750% due 06/02/23 ~	458,000	429,375
8.875% due 10/23/27 ~	490,000	423,237
9.625% due 06/02/27 ~	250,000	227,188
9.650% due 12/13/26 ~	852,000	778,515
10.500% due 03/24/20 ~	1,559,000	1,578,487
10.750% due 03/28/22 ~	1,294,000	1,311,793

		5,879,559

Egypt - 1.3%

Egypt Government 6.588% due 02/21/28 ~	200,000	179,000
6.875% due 04/30/40 ~	100,000	80,935
7.500% due 01/31/27 ~	450,000	430,551
7.903% due 02/21/48 ~	200,000	172,830
8.500% due 01/31/47 ~	200,000	181,208

		1,044,524

El Salvador - 1.0%

El Salvador Government 5.875% due 01/30/25 ~	102,000	94,478
6.375% due 01/18/27 ~	103,000	94,734
7.375% due 12/01/19 ~	100,000	100,750
7.625% due 02/01/41 ~	150,000	142,125
7.650% due 06/15/35 ~	55,000	52,277
8.250% due 04/10/32 ~	113,000	114,978
8.625% due 02/28/29 ~	171,000	179,336

		778,678

Ethiopia - 0.4%

Ethiopia International 6.625% due 12/11/24 ~	310,000	297,352

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	400,000	360,476

Ghana - 0.4%

Ghana Government 7.625% due 05/16/29 ~	200,000	179,840
8.627% due 06/16/49 ~	200,000	175,024

		354,864

Hungary - 1.3%

Hungary Government 5.375% due 02/21/23	378,000	401,153
5.375% due 03/25/24	174,000	186,639
5.750% due 11/22/23	346,000	374,702
7.625% due 03/29/41	40,000	56,205

		1,018,699

India - 1.4%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	199,631
India Government 7.170% due 01/08/28	INR 30,000,000	425,866
7.350% due 06/22/24	10,000,000	143,178
7.720% due 05/25/25	24,000,000	350,813

		1,119,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Indonesia - 5.8%

Indonesia Government 5.125% due 01/15/45 ~	$200,000	$197,632
5.250% due 01/17/42 ~	200,000	201,593
5.250% due 01/08/47 ~	200,000	201,228
5.950% due 01/08/46 ~	200,000	219,532
6.625% due 02/17/37 ~	100,000	116,123
7.750% due 01/17/38 ~	200,000	257,663
8.500% due 10/12/35 ~	100,000	134,680
Indonesia Treasury 5.625% due 05/15/23	IDR 5,329,000,000	340,474
6.125% due 05/15/28	5,180,000,000	317,896
6.625% due 05/15/33	3,646,000,000	221,473
7.000% due 05/15/22	303,000,000	20,563
7.000% due 05/15/27	298,000,000	19,397
7.500% due 08/15/32	3,403,000,000	222,153
7.500% due 05/15/38	1,460,000,000	93,484
8.250% due 07/15/21	3,687,000,000	259,923
8.250% due 05/15/29	5,146,000,000	367,004
8.250% due 05/15/36	958,000,000	66,021
8.375% due 03/15/24	8,404,000,000	593,774
8.375% due 09/15/26	7,369,000,000	523,588
8.750% due 05/15/31	833,000,000	60,519
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	198,800

		4,633,520

Ivory Coast - 0.7%

Ivory Coast Government 5.750% due 12/31/32 § ~	653,975	578,977

Jamaica - 0.3%

Jamaica Government 7.875% due 07/28/45	200,000	228,500

Kazakhstan - 0.6%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	191,856
Kazakhstan Government 6.500% due 07/21/45 ~	230,000	276,329

		468,185

Kenya - 0.2%

Kenya Government 8.250% due 02/28/48 ~	200,000	171,003

Lebanon - 1.8%

Lebanon Government 5.450% due 11/28/19 ~	192,000	186,194
6.000% due 01/27/23 ~	60,000	50,882
6.100% due 10/04/22 ~	559,000	485,184
6.375% due 03/09/20	165,000	159,270
6.600% due 11/27/26 ~	99,000	78,212
6.850% due 03/23/27 ~	111,000	88,404
8.250% due 04/12/21 ~	375,000	357,728

		1,405,874

Malaysia - 1.3%

Malaysia Government 3.418% due 08/15/22	MYR 7,000	1,675
3.659% due 10/15/20	3,000,000	727,617
3.757% due 04/20/23	27,000	6,525
3.759% due 03/15/19	113,000	27,370
3.844% due 04/15/33	62,000	14,028
3.882% due 03/10/22	130,000	31,636
3.900% due 11/30/26	21,000	5,005

	Principal Amount	Value
3.955% due 09/15/25	MYR 9,000	$2,168
4.181% due 07/15/24	217,000	53,145
4.232% due 06/30/31	201,000	47,789
4.254% due 05/31/35	8,000	1,861
4.392% due 04/15/26	22,000	5,428
4.498% due 04/15/30	194,000	47,419
4.642% due 11/07/33	180,000	44,385

		1,016,051

Mexico - 1.3%

Mexican Bonos 6.500% due 06/09/22	MXN 10,750,000	513,919
10.000% due 12/05/24	3,770,000	203,947
Mexico Government 4.750% due 03/08/44	$68,000	61,982
5.550% due 01/21/45	94,000	95,339
5.750% due 10/12/10	112,000	105,700
6.050% due 01/11/40	60,000	63,660

		1,044,547

Morocco - 0.7%

Morocco Government 4.250% due 12/11/22 ~	320,000	321,581
5.500% due 12/11/42 ~	200,000	205,201

		526,782

Nigeria - 0.7%

Nigeria Government 6.500% due 11/28/27 ~	200,000	177,444
7.625% due 11/28/47 ~	200,000	168,978
9.248% due 01/21/49 ~	200,000	194,754

		541,176

Oman - 0.6%

Oman Government 6.500% due 03/08/47 ~	200,000	161,742
6.750% due 01/17/48 ~	400,000	331,154

		492,896

Pakistan - 1.0%

Pakistan Government 6.875% due 12/05/27 ~	200,000	182,118
7.250% due 04/15/19 ~	230,000	230,000
8.250% due 04/15/24 ~	200,000	202,252
8.250% due 09/30/25 ~	200,000	201,431

		815,801

Panama - 0.9%

Panama Government 4.300% due 04/29/53	200,000	186,452
6.700% due 01/26/36	170,000	208,250
7.125% due 01/29/26	100,000	118,556
8.875% due 09/30/27	70,000	93,100
9.375% due 04/01/29	70,000	98,000

		704,358

Paraguay - 0.2%

Paraguay Government 4.625% due 01/25/23 ~	200,000	201,175

Peru - 2.0%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	75,315
Peruvian Government 5.625% due 11/18/50	$317,000	372,951
5.940% due 02/12/29 ~	PEN 423,000	127,385
6.150% due 08/12/32 ~	128,000	38,727
6.900% due 08/12/37 ~	771,000	245,609
7.350% due 07/21/25	$278,000	338,465
8.750% due 11/21/33	260,000	383,500

		1,581,952

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Philippines - 0.9%

Philippine Government 6.375% due 10/23/34	$130,000	$163,319
7.750% due 01/14/31	170,000	229,472
9.500% due 02/02/30	200,000	294,881
10.625% due 03/16/25	46,000	63,653

		751,325

Qatar - 0.3%

Qatar Government 5.103% due 04/23/48 ~	246,000	258,946

Romania - 0.6%

Romanian Government 4.375% due 08/22/23 ~	424,000	426,120
6.125% due 01/22/44 ~	38,000	42,263

		468,383

Russia - 2.1%

Russia Federal 7.050% due 01/19/28	RUB 15,890,000	207,522
7.400% due 12/07/22	2,717,000	38,192
7.500% due 08/18/21	36,339,000	516,517
7.700% due 03/23/33	2,460,000	32,911
7.750% due 09/16/26	22,568,000	311,434
8.500% due 09/17/31	16,510,000	236,303
Russia Foreign 4.375% due 03/21/29 ~	$200,000	189,853
5.250% due 06/23/47 ~	200,000	187,111

		1,719,843

Senegal - 0.2%

Senegal Government 6.250% due 05/23/33 ~	200,000	172,809

Serbia - 0.3%

Serbia Government 4.875% due 02/25/20 ~	200,000	201,986

South Africa - 4.4%

Republic of South Africa Government 4.300% due 10/12/28	424,000	378,632
4.875% due 04/14/26	200,000	190,598
5.000% due 10/12/46	200,000	168,999
5.650% due 09/27/47	230,000	205,254
6.500% due 02/28/41	ZAR 3,572,000	173,355
7.000% due 02/28/31	8,370,000	478,537
8.000% due 01/31/30	3,325,000	209,245
8.250% due 03/31/32	4,240,000	264,515
8.500% due 01/31/37	272,000	16,827
8.750% due 01/31/44	4,839,000	299,522
8.750% due 02/28/48	6,199,000	383,638
8.875% due 02/28/35	6,760,000	436,636
9.000% due 01/31/40	2,272,760	145,337
10.500% due 12/21/26	2,484,000	187,985

		3,539,080

Sri Lanka - 0.2%

Sri Lanka Government 6.200% due 05/11/27 ~	$200,000	177,029

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	193,500

	Principal Amount	Value

Thailand - 2.6%

Thailand Government
1.875% due 06/17/22	THB 21,990,000	$672,602
2.000% due 12/17/22	22,085,000	676,413
2.125% due 12/17/26	2,461,000	73,984
2.400% due 12/17/23	5,680,000	176,500
2.875% due 12/17/28	2,311,000	73,379
2.875% due 06/17/46	333,000	9,550
3.400% due 06/17/36	4,852,000	156,875
3.775% due 06/25/32	6,951,000	235,551
4.875% due 06/22/29	1,138,000	42,095

		2,116,949

Turkey - 1.7%

Turkey Government
3.000% due 02/23/22 ^ ~	TRY 357,228	65,270
4.875% due 04/16/43	$200,000	149,168
5.750% due 03/22/24	200,000	193,879
5.750% due 05/11/47	200,000	163,374
6.125% due 10/24/28	200,000	187,117
6.250% due 09/26/22	200,000	201,792
6.750% due 05/30/40	110,000	101,044
7.000% due 06/05/20	42,000	42,949
7.375% due 02/05/25	130,000	134,476
8.000% due 03/12/25	TRY 90,000	11,683
10.700% due 08/17/22	920,000	141,794

		1,392,546

Ukraine - 1.7%

Ukraine Government
7.375% due 09/25/32 ~	$600,000	478,211
7.750% due 09/01/22 ~	114,000	105,035
7.750% due 09/01/23 ~	114,000	102,820
7.750% due 09/01/25 ~	310,000	269,561
7.750% due 09/01/26 ~	100,000	85,453
7.750% due 09/01/27 ~	126,000	106,951
9.750% due 11/01/28 ~	200,000	187,963

		1,335,994

Uruguay - 1.1%

Uruguay Government
4.125% due 11/20/45	108,548	97,422
4.975% due 04/20/55	288,082	274,689
5.100% due 06/18/50	90,000	88,673
7.625% due 03/21/36	122,000	159,676
7.875% due 01/15/33	163,000	214,926
8.500% due 03/15/28 ~	UYU 1,208,000	31,863
9.875% due 06/20/22 ~	725,000	22,157

		889,406

Venezuela - 1.2%

Venezuela Government
7.650% due 04/21/25 * Y ~	$80,000	18,600
7.750% due 10/13/19 * Y ~	171,000	39,706
8.250% due 10/13/24 * Y ~	472,000	110,920
9.000% due 05/07/23 * Y ~	189,000	42,879
9.250% due 09/15/27 * Y	252,000	59,850
9.250% due 05/07/28 * Y ~	315,000	73,238
11.750% due 10/21/26 * Y ~	768,700	191,214
11.950% due 08/05/31 * Y ~	1,525,900	364,309
12.750% due 08/23/22 * Y ~	211,000	50,640

		951,356

Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	200,000	202,187
6.750% due 01/29/20 ~	180,000	185,870

		388,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	$307,000	$231,094

Total Foreign Government Bonds & Notes (Cost $62,559,996)		58,267,756

SHORT-TERM INVESTMENTS - 2.1%

Foreign Government Issues - 0.1%

Argentina Treasury Bill (Argentina) (82.020%) due 01/31/19	ARS 2,812,429	86,396

	Shares	Value
Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,609,442	$1,609,442

Total Short-Term Investments (Cost $1,690,873)		1,695,838

TOTAL INVESTMENTS - 96.6% (Cost $82,544,688)		77,568,120

DERIVATIVES - 0.4%
(See Notes (c) and (d) in Notes to Schedule of Investments)		308,052

OTHER ASSETS & LIABILITIES, NET - 3.0%		2,385,707

NET ASSETS - 100.0%		$80,261,879

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,801,272 or 3.5% of the Fund’s net assets were in default as of December 31, 2018.

(b)	As of December 31, 2018, $581,797 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	2,167,500	USD	50,000	02/19	GSC	$3,203	$—
ARS	1,865,250	USD	45,000	03/19	JPM	471	—
BRL	121,257	USD	31,414	01/19	HSB	—	(133)
BRL	212,603	USD	55,000	01/19	MER	—	(155)
CLP	441,167,389	USD	647,852	01/19	CSF	—	(11,568)
CLP	200,851,996	USD	300,000	01/19	DUB	—	(10,317)
CLP	46,812,500	USD	70,000	01/19	GSC	—	(2,484)
CNH	1,961,558	USD	281,831	01/19	MER	3,734	—
CNH	3,832,832	USD	551,169	01/19	SCB	6,816	—
CNY	14,777,607	USD	2,117,409	01/19	HSB	33,626	—
COP	2,376,120,333	USD	760,931	01/19	CSF	—	(30,435)
COP	2,919,972,533	USD	909,649	02/19	CSF	—	(13,118)
CZK	9,374,134	USD	431,069	01/19	BNP	—	(13,329)
CZK	5,870,343	USD	261,372	03/19	BNP	647	—
CZK	21,926,870	USD	965,004	04/19	BRC	14,740	—
HUF	84,646,249	USD	304,780	01/19	BNP	—	(2,043)
HUF	174,875,817	USD	621,107	01/19	GSC	4,335	—
HUF	34,304,424	USD	123,200	02/19	HSB	—	(264)
HUF	174,875,817	USD	626,122	02/19	MER	575	—
ILS	1,141,611	USD	307,745	01/19	HSB	—	(1,650)
INR	29,984,072	USD	416,572	01/19	GSC	13,369	—
KRW	1,210,618,110	USD	1,069,309	01/19	ANZ	18,638	—
KRW	1,168,871,993	USD	1,032,481	01/19	JPM	17,949	—
MXN	62,019,011	USD	3,087,189	01/19	MER	52,807	—
MXN	10,316,014	USD	505,000	01/19	MSC	17,295	—
PEN	811,121	USD	239,658	01/19	DUB	853	—
PHP	12,823,939	USD	240,647	01/19	BNP	3,502	—
PHP	13,645,450	USD	260,353	01/19	GSC	—	(563)
PHP	17,510,290	USD	319,414	01/19	HSB	13,956	—
PLN	915,697	USD	251,006	01/19	BNP	—	(6,175)
PLN	1,707,409	USD	458,660	01/19	HSB	—	(2,147)
PLN	615,332	USD	163,650	01/19	SCB	872	—
PLN	2,871,804	USD	769,190	02/19	BNP	—	(796)
PLN	8,237,029	USD	2,212,471	02/19	JPM	—	(8,530)
PLN	880,227	USD	233,817	03/19	ING	1,900	—
RON	1,494,194	USD	376,126	01/19	HSB	—	(8,525)
RON	1,179,049	USD	287,538	02/19	BNP	2,348	—
RON	1,323,034	USD	322,802	03/19	BRC	2,356	—
RUB	44,206,191	USD	668,500	01/19	BRC	—	(36,893)
RUB	100,300	USD	1,456	01/19	HSB	—	(23)
RUB	107,611,960	USD	1,617,678	02/19	MSC	—	(85,835)
SGD	2,061,975	USD	1,491,564	01/19	ANZ	22,324	—
SGD	116,660	USD	85,000	01/19	HSB	651	—
THB	21,339,704	USD	647,688	01/19	CIT	7,980	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
TRY	1,914,772	USD	353,000	01/19	BRC	$2,288	$—
TRY	6,469,820	USD	1,163,678	01/19	HSB	36,804	—
TRY	1,457,157	USD	256,000	01/19	JPM	14,377	—
TRY	477,349	USD	88,000	01/19	MER	573	—
TWD	35,893,117	USD	1,165,891	01/19	ANZ	11,512	—
TWD	2,302,125	USD	75,000	01/19	MER	517	—
USD	85,000	BRL	333,860	01/19	BNP	—	(1,126)
USD	31,345	BRL	121,257	02/19	HSB	128	—
USD	1,230,910	BRL	4,323,939	04/19	SCB	122,857	—
USD	1,491,794	BRL	5,918,246	12/19	BNP	4,951	—
USD	100,034	CLP	67,398,065	01/19	GSC	2,828	—
USD	50,000	CLP	34,287,000	01/19	JPM	549	—
USD	886,228	CLP	532,667,070	03/19	BNP	118,073	—
USD	1,268,151	CLP	764,251,125	03/19	MSC	166,031	—
USD	20,000	CNH	137,810	01/19	HSB	—	(62)
USD	25,000	CNY	172,330	01/19	BRC	—	(84)
USD	85,000	CNY	591,847	01/19	SCB	—	(1,149)
USD	60,000	COP	191,418,330	01/19	BNP	1,152	—
USD	45,000	CZK	1,010,813	01/19	CIT	—	(45)
USD	20,890	CZK	474,621	01/19	JPM	—	(261)
USD	20,900	CZK	473,803	02/19	JPM	—	(231)
USD	50,000	HUF	14,000,020	01/19	HSB	—	(71)
USD	389,190	IDR	5,687,951,036	01/19	BNP	—	(4,113)
USD	56,816	IDR	853,090,111	01/19	BRC	—	(2,173)
USD	80,000	IDR	1,202,080,000	01/19	CIT	—	(3,120)
USD	181,189	IDR	2,728,700,000	01/19	HSB	—	(7,492)
USD	73,472	IDR	1,111,184,721	01/19	JPM	—	(3,363)
USD	80,113	IDR	1,239,997,286	01/19	MER	—	(5,629)
USD	66,244	IDR	1,026,119,646	01/19	SCB	—	(4,709)
USD	35,000	INR	2,551,325	01/19	BRC	—	(1,583)
USD	30,000	KRW	33,780,600	01/19	BRC	—	(358)
USD	70,000	KRW	79,529,519	01/19	GSC	—	(1,471)
USD	25,000	KRW	28,032,250	01/19	JPM	—	(192)
USD	45,000	MXN	920,530	01/19	GSC	—	(1,606)
USD	244,181	MXN	5,015,268	01/19	HSB	—	(9,740)
USD	645,000	MXN	13,253,711	01/19	MER	—	(26,030)
USD	327,820	MYR	1,362,255	01/19	DUB	—	(2,200)
USD	150,191	MYR	630,053	02/19	DUB	—	(2,438)
USD	206,546	PEN	699,697	01/19	DUB	—	(926)
USD	38,687	PEN	131,146	01/19	GSC	—	(200)
USD	336,000	PHP	17,867,647	01/19	BNP	—	(4,174)
USD	83,000	PHP	4,418,920	01/19	HSB	—	(1,130)
USD	125,000	PLN	469,499	01/19	DUB	—	(531)
USD	25,000	RON	102,313	01/19	MER	—	(171)
USD	95,000	RUB	6,443,299	01/19	GSC	2,940	—
USD	468,910	RUB	31,756,205	02/19	GSC	16,864	—
USD	70,000	SGD	96,008	01/19	GSC	—	(488)
USD	263,239	THB	8,669,539	01/19	GSC	—	(3,135)
USD	145,761	THB	4,806,457	01/19	HSB	—	(1,919)
USD	20,000	THB	655,331	01/19	JPM	—	(135)
USD	65,000	THB	2,123,934	01/19	MSC	—	(258)
USD	235,000	TRY	1,263,266	01/19	BRC	600	—
USD	60,000	TRY	323,011	01/19	CIT	65	—
USD	50,000	TWD	1,534,925	01/19	GSC	—	(350)
USD	162,902	ZAR	2,401,485	01/19	DUB	—	(3,375)
USD	30,000	ZAR	435,420	01/19	HSB	—	(148)
USD	59,320	ZAR	815,175	01/19	JPM	2,878	—
USD	55,000	ZAR	797,373	01/19	MER	—	(210)
USD	238,097	ZAR	3,341,310	02/19	CSF	7,535	—

Total Forward Foreign Currency Contracts						$758,469	($331,379)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.935%	28-Day MXN-TIIE	L / L	CME	12/16/20	MXN 44,000,000	($27,453)	$—	($27,453)
2.400%	6-Month PLN-WIBOR	A / S	LCH	03/26/23	PLN 1,060,000	4,118	—	4,118
8.156%	28-Day MXN-TIIE	L / L	CME	12/13/23	MXN 52,000,000	(46,731)	—	(46,731)

						($70,066)	$—	($70,066)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.069%	6-Month CZK-PRIBOR	A / A	LCH	09/19/23	CZK 20,000,000	($10,088)	$—	($10,088)
6.600%	6-Month INR-MIBOR	S / S	LCH	12/13/23	INR 66,000,000	(13,293)	—	(13,293)
8.255%	28-Day MXN-TIIE	L / L	CME	12/06/28	MXN 12,000,000	24,280	—	24,280
8.410%	28-Day MXN-TIIE	L / L	CME	12/06/28	11,000,000	16,344	—	16,344

						$17,243	$—	$17,243

Total Interest Rate Swaps						($52,823)	$—	($52,823)

Total Return Swaps
Receive Total Return		Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21		S	SCB	06/15/21	IDR 621,000,000	$48,401	$61,430	($13,029)
Indonesia Treasury 8.375% due 03/15/24		S	ANZ	03/15/24	369,000,000	26,713	27,680	(967)
Indonesia Treasury 8.375% due 03/15/24		S	SCB	03/15/24	112,000,000	8,108	8,401	(293)
Indonesia Treasury 11.000% due 09/15/25		S	SCB	09/15/25	432,000,000	35,787	49,512	(13,725)
Indonesia Treasury 7.000% due 05/15/27		S	SCB	05/15/27	100,000,000	6,572	6,258	314
Indonesia Treasury 9.000% due 03/15/29		S	ANZ	03/15/29	311,000,000	23,449	23,641	(192)
Indonesia Treasury 10.500% due 08/15/30		S	SCB	08/15/30	622,000,000	52,264	72,202	(19,938)
Indonesia Treasury 6.625% due 05/15/33		S	SCB	05/15/33	270,000,000	16,562	18,682	(2,120)
Indonesia Treasury 8.375% due 03/15/34		S	ANZ	03/15/34	1,261,000,000	90,932	99,475	(8,543)
Indonesia Treasury 8.375% due 03/15/34		S	SCB	03/15/34	42,000,000	3,029	3,313	(284)
Indonesia Treasury 8.250% due 05/15/36		S	SCB	05/15/36	980,000,000	68,267	75,705	(7,438)

						$380,084	$446,299	($66,215)

Total Swap Agreements						$327,261	$446,299	($119,038)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$16,999,839	$—	$16,999,839	$—
	Senior Loan Notes	604,687	—	604,687	—
	Foreign Government Bonds & Notes	58,267,756	—	58,267,756	—
	Short-Term Investments	1,695,838	1,609,442	86,396	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	758,469	—	758,469	—
	Interest Rate Contracts
	Swaps	45,056	—	45,056	—

	Total Assets - Derivatives	803,525	—	803,525	—

	Total Assets	78,371,645	1,609,442	76,762,203	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(331,379)	—	(331,379)	—
	Interest Rate Contracts
	Swaps	(164,094)	—	(164,094)	—

	Total Liabilities - Derivatives	(495,473)	—	(495,473)	—

	Total Liabilities	(495,473)	—	(495,473)	—

	Total	$77,876,172	$1,609,442	$76,266,730	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Basic Materials - 2.5%

Air Products & Chemicals Inc	1,440	$230,472
DowDuPont Inc	4,392	234,884

		465,356

Communications - 16.6%

Alphabet Inc ‘A’ *	354	369,916
Alphabet Inc ‘C’ *	165	170,876
Amazon.com Inc *	441	662,369
AT&T Inc	9,607	274,184
Cisco Systems Inc	8,825	382,387
Comcast Corp ‘A’	8,517	290,004
Facebook Inc ‘A’ *	2,705	354,598
Netflix Inc *	368	98,499
Verizon Communications Inc	6,436	361,832
Viacom Inc ‘B’	3,815	98,046

		3,062,711

Consumer, Cyclical - 5.8%

Alaska Air Group Inc	1,758	106,974
BorgWarner Inc	4,913	170,678
Delta Air Lines Inc	3,489	174,101
Foot Locker Inc	1,936	102,995
Garrett Motion Inc (Switzerland) * l	—	7
PVH Corp	1,577	146,582
The Home Depot Inc	1,550	266,321
Tiffany & Co	1,257	101,201

		1,068,859

Consumer, Non-Cyclical - 24.7%

AbbVie Inc	2,792	257,394
Allergan PLC	1,268	169,481
Biogen Inc *	651	195,899
Cigna Corp	1,419	269,496
CVS Health Corp	4,273	279,967
Eli Lilly & Co	2,834	327,950
General Mills Inc	5,147	200,424
Gilead Sciences Inc	3,471	217,111
Laboratory Corp of America Holdings *	1,241	156,813
Medtronic PLC	3,900	354,744
Pfizer Inc	9,505	414,893
The JM Smucker Co	2,177	203,528
The Kroger Co	8,506	233,915
The Procter & Gamble Co	4,393	403,805
Thermo Fisher Scientific Inc	1,245	278,619
Tyson Foods Inc ‘A’	3,758	200,677
UnitedHealth Group Inc	1,628	405,567

		4,570,283

Energy - 5.6%

Chevron Corp	2,535	275,783
EOG Resources Inc	2,142	186,804
Marathon Petroleum Corp	3,984	235,096
Occidental Petroleum Corp	3,054	187,455
Phillips 66	1,812	156,104

		1,041,242

Financial - 17.7%

American Express Co	2,265	215,900
American Tower Corp REIT	1,116	176,540
Bank of America Corp	14,818	365,116
Berkshire Hathaway Inc ‘B’ *	746	152,318
Discover Financial Services	2,317	136,657
E*TRADE Financial Corp	4,198	184,208
Highwoods Properties Inc REIT	3,652	141,296
Huntington Bancshares Inc	13,584	161,921
JPMorgan Chase & Co	4,709	459,693

	Shares	Value

Prudential Financial Inc	2,484	$202,570
State Street Corp	3,186	200,941
T Rowe Price Group Inc	2,445	225,722
The Travelers Cos Inc	1,625	194,594
Visa Inc ‘A’	3,444	454,401

		3,271,877

Industrial - 8.6%

Caterpillar Inc	1,857	235,969
Cummins Inc	678	90,608
Honeywell International Inc	656	86,671
Ingersoll-Rand PLC	2,379	217,036
Owens Corning	2,212	97,284
Raytheon Co	1,401	214,843
Resideo Technologies Inc * l	—	14
The Boeing Co	1,142	368,295
Waste Management Inc	3,150	280,319

		1,591,039

Technology - 14.9%

Adobe Systems Inc *	989	223,751
Analog Devices Inc	1,576	135,268
Apple Inc	3,740	589,948
Broadcom Inc	1,177	299,288
Electronic Arts Inc *	1,886	148,824
Intel Corp	5,922	277,919
Microsoft Corp	8,618	875,330
Synopsys Inc *	2,381	200,575

		2,750,903

Utilities - 2.2%

Ameren Corp	2,496	162,814
DTE Energy Co	2,147	236,814

		399,628

Total Common Stocks (Cost $17,563,125)		18,221,898

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	549,912	549,912

Total Short-Term Investment (Cost $549,912)		549,912

TOTAL INVESTMENTS - 101.6% (Cost $18,113,037)		18,771,810

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(288,080)

NET ASSETS - 100.0%		$18,483,730

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,221,898	$18,221,898	$—	$—
	Short-Term Investment	549,912	549,912	—	—

	Total	$18,771,810	$18,771,810	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 1.9%

Air Products & Chemicals Inc	2,199	$351,950
Nucor Corp	2,688	139,265

		491,215

Communications - 12.2%

AT&T Inc	18,575	530,131
Cisco Systems Inc	18,938	820,584
Comcast Corp ‘A’	14,878	506,596
The Walt Disney Co	2,357	258,445
Verizon Communications Inc	15,197	854,375
Viacom Inc ‘B’	5,686	146,130

		3,116,261

Consumer, Cyclical - 4.1%

BorgWarner Inc	7,265	252,386
Delta Air Lines Inc	7,332	365,867
PVH Corp	2,392	222,336
The Home Depot Inc	1,194	205,153

		1,045,742

Consumer, Non-Cyclical - 22.1%

Allergan PLC	1,526	203,965
Biogen Inc *	982	295,504
CVS Health Corp	5,862	384,078
Danaher Corp	2,006	206,859
Eli Lilly & Co	3,024	349,937
Gilead Sciences Inc	4,468	279,473
Hill-Rom Holdings Inc	1,902	168,422
Johnson & Johnson	1,937	249,970
Medtronic PLC	4,846	440,792
Merck & Co Inc	7,563	577,889
PepsiCo Inc	3,409	376,626
Pfizer Inc	16,253	709,443
The Procter & Gamble Co	6,231	572,754
Thermo Fisher Scientific Inc	1,325	296,522
Tyson Foods Inc ‘A’	5,618	300,001
UnitedHealth Group Inc	925	230,436

		5,642,671

Energy - 10.2%

Chevron Corp	6,261	681,134
ConocoPhillips	7,946	495,433
EOG Resources Inc	3,658	319,014
Exxon Mobil Corp	2,838	193,523
Helmerich & Payne Inc	4,238	203,170
Marathon Petroleum Corp	7,328	432,425
Phillips 66	3,278	282,400

		2,607,099

Financial - 25.5%

Alexandria Real Estate Equities Inc REIT	2,214	255,141
American Express Co	3,412	325,232
AvalonBay Communities Inc REIT	1,040	181,012
Bank of America Corp	31,947	787,174
Berkshire Hathaway Inc ‘B’ *	2,307	471,043
Discover Financial Services	5,432	320,379
E*TRADE Financial Corp	5,014	220,014
Equity LifeStyle Properties Inc REIT	2,979	289,350
Highwoods Properties Inc REIT	3,668	141,915
Intercontinental Exchange Inc	4,582	345,162
JPMorgan Chase & Co	10,280	1,003,534
Morgan Stanley	5,535	219,463
Prologis Inc REIT	6,437	377,981
Prudential Financial Inc	3,756	306,302
State Street Corp	4,935	311,250
SunTrust Banks Inc	5,994	302,337

	Shares	Value
The Allstate Corp	2,816	$232,686
The Travelers Cos Inc	2,003	239,859
Wells Fargo & Co	4,311	198,651

		6,528,485

Industrial - 9.8%

Caterpillar Inc	1,978	251,345
Honeywell International Inc	1,880	248,386
Ingersoll-Rand PLC	4,191	382,345
Owens Corning	3,840	168,883
Parker-Hannifin Corp	1,907	284,410
Raytheon Co	2,203	337,830
Resideo Technologies Inc * l	—	7
The Boeing Co	1,149	370,553
Waste Management Inc	5,292	470,935

		2,514,694

Technology - 7.6%

Broadcom Inc	1,703	433,039
Intel Corp	5,031	236,105
Microsoft Corp	4,978	505,616
ON Semiconductor Corp *	10,569	174,494
Oracle Corp	9,103	411,001
QUALCOMM Inc	3,222	183,364

		1,943,619

Utilities - 4.6%

American Electric Power Co Inc	4,245	317,271
DTE Energy Co	3,093	341,158
Xcel Energy Inc	10,357	510,289

		1,168,718

Total Common Stocks (Cost $23,043,405)		25,058,504

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	522,659	522,659

Total Short-Term Investment (Cost $522,659)		522,659

TOTAL INVESTMENTS - 100.0% (Cost $23,566,064)		25,581,163

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(9,644)

NET ASSETS - 100.0%		$25,571,519

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$25,058,504	$25,058,504	$—	$—
	Short-Term Investment	522,659	522,659	—	—

	Total	$25,581,163	$25,581,163	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 3.8%

Allegheny Technologies Inc *	54,452	$1,185,420
Commercial Metals Co	41,459	664,173
Kaiser Aluminum Corp	20,897	1,865,893
Kraton Corp *	49,932	1,090,515
PolyOne Corp	36,799	1,052,451
Rogers Corp *	9,156	906,993
Steel Dynamics Inc	31,324	940,973
The Chemours Co	30,700	866,354

		8,572,772

Communications - 5.5%

CDW Corp	19,468	1,577,881
Ciena Corp *	68,457	2,321,377
GrubHub Inc *	12,758	979,942
Imperva Inc *	33,893	1,887,501
LogMeIn Inc	12,051	983,000
NETGEAR Inc *	31,782	1,653,617
Sinclair Broadcast Group Inc ‘A’	52,159	1,373,868
Vonage Holdings Corp *	186,035	1,624,086

		12,401,272

Consumer, Cyclical - 12.5%

Altra Industrial Motion Corp	46,681	1,174,027
AMC Entertainment Holdings Inc ‘A’	45,062	553,361
Aramark	67,791	1,963,905
Big Lots Inc	15,654	452,714
BJ’s Restaurants Inc	41,107	2,078,781
Bloomin’ Brands Inc	106,105	1,898,218
Capri Holdings Ltd *	33,572	1,273,050
Cooper-Standard Holdings Inc *	19,606	1,217,925
G-III Apparel Group Ltd *	34,030	949,097
iRobot Corp *	21,271	1,781,234
Lithia Motors Inc ‘A’	11,759	897,564
Marriott Vacations Worldwide Corp	9,766	688,601
Pool Corp	9,819	1,459,594
SeaWorld Entertainment Inc *	78,528	1,734,684
SkyWest Inc	36,028	1,602,165
Sleep Number Corp *	55,552	1,762,665
Steven Madden Ltd	42,054	1,272,554
Texas Roadhouse Inc	13,445	802,667
The Children’s Place Inc	12,586	1,133,873
Watsco Inc	14,855	2,066,925
Wolverine World Wide Inc	43,147	1,375,958

		28,139,562

Consumer, Non-Cyclical - 29.2%

Acadia Healthcare Co Inc *	50,952	1,309,976
Adtalem Global Education Inc *	41,294	1,954,032
Amedisys Inc *	20,689	2,422,889
Amicus Therapeutics Inc *	90,311	865,179
AMN Healthcare Services Inc *	29,118	1,649,826
Cardtronics PLC ‘A’ *	43,416	1,128,816
Central Garden & Pet Co ‘A’ *	52,617	1,644,281
Charles River Laboratories International Inc *	22,166	2,508,748
Deluxe Corp	28,762	1,105,611
Encompass Health Corp	22,458	1,385,659
Euronet Worldwide Inc *	21,627	2,214,172
Green Dot Corp ‘A’ *	39,005	3,101,678
Helen of Troy Ltd *	7,597	996,574
Hill-Rom Holdings Inc	34,821	3,083,400
Horizon Pharma PLC *	65,230	1,274,594
Hostess Brands Inc *	107,540	1,176,488
ICF International Inc	26,371	1,708,313
Insperity Inc	29,644	2,767,564
Ionis Pharmaceuticals Inc *	23,891	1,291,547

	Shares	Value
J&J Snack Foods Corp	7,690	$1,111,897
Jazz Pharmaceuticals PLC *	10,219	1,266,747
Lamb Weston Holdings Inc	32,105	2,361,644
LHC Group Inc *	27,849	2,614,464
LivaNova PLC *	24,581	2,248,424
LiveRamp Holdings Inc *	59,819	2,310,808
MarketAxess Holdings Inc	5,418	1,144,878
Merit Medical Systems Inc *	20,730	1,156,941
Molina Healthcare Inc *	9,623	1,118,385
Neurocrine Biosciences Inc *	8,096	578,135
NuVasive Inc *	27,869	1,381,188
Performance Food Group Co *	75,284	2,429,415
Post Holdings Inc *	11,135	992,463
PRA Health Sciences Inc *	19,898	1,829,820
Quidel Corp *	25,351	1,237,636
Service Corp International	67,187	2,704,949
Supernus Pharmaceuticals Inc *	46,810	1,555,028
Teleflex Inc	6,226	1,609,296
The Cooper Cos Inc	10,324	2,627,458

		65,868,923

Energy - 3.0%

Diamondback Energy Inc	22,669	2,101,402
Helix Energy Solutions Group Inc *	138,048	746,840
Helmerich & Payne Inc	20,798	997,056
Newfield Exploration Co *	78,538	1,151,367
WPX Energy Inc *	161,786	1,836,271

		6,832,936

Financial - 20.8%

Aircastle Ltd	104,998	1,810,166
Alleghany Corp	3,975	2,477,697
Blucora Inc *	44,355	1,181,617
Chemical Financial Corp	42,356	1,550,653
Douglas Emmett Inc REIT	45,124	1,540,082
East West Bancorp Inc	36,590	1,592,763
Equity LifeStyle Properties Inc REIT	22,837	2,218,158
Essent Group Ltd *	55,467	1,895,862
Everest Re Group Ltd	11,385	2,479,198
FNB Corp	180,269	1,773,847
Highwoods Properties Inc REIT	31,845	1,232,083
Hudson Pacific Properties Inc REIT	50,203	1,458,899
IBERIABANK Corp	27,016	1,736,588
Lamar Advertising Co ‘A’ REIT	25,957	1,795,705
Life Storage Inc REIT	22,354	2,078,698
Mid-America Apartment Communities Inc REIT	10,885	1,041,695
Moelis & Co ‘A’	12,384	425,762
PacWest Bancorp	46,435	1,545,357
PotlatchDeltic Corp REIT	25,713	813,572
PS Business Parks Inc REIT	8,783	1,150,573
Radian Group Inc	127,318	2,082,922
Ryman Hospitality Properties Inc REIT	27,266	1,818,370
Simmons First National Corp ‘A’	50,536	1,219,434
The Hanover Insurance Group Inc	15,797	1,844,616
Virtu Financial Inc ‘A’	83,753	2,157,477
Washington Real Estate Investment Trust REIT	42,686	981,778
Western Alliance Bancorp *	28,577	1,128,506
Wintrust Financial Corp	25,975	1,727,078
Zions Bancorp	51,805	2,110,536

		46,869,692

Industrial - 13.3%

AAR Corp	35,799	1,336,735
Aerojet Rocketdyne Holdings Inc *	62,358	2,196,872
Ambarella Inc *	27,585	964,923
American Woodmark Corp *	20,370	1,134,202
EMCOR Group Inc	30,221	1,803,891
EnPro Industries Inc	16,318	980,712
Generac Holdings Inc *	40,254	2,000,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value
Graphic Packaging Holding Co	151,127	$1,607,991
Harsco Corp *	62,087	1,233,048
Hubbell Inc	9,969	990,320
ITT Inc	31,533	1,522,098
Kirby Corp *	13,841	932,330
Lydall Inc *	24,512	497,839
MasTec Inc *	47,122	1,911,268
Owens Corning	18,961	833,905
PerkinElmer Inc	19,834	1,557,961
Rexnord Corp *	40,254	923,829
Ryder System Inc	24,747	1,191,568
Sanmina Corp *	28,872	694,660
Spirit AeroSystems Holdings Inc ‘A’	18,045	1,300,864
SPX Corp *	59,174	1,657,464
US Concrete Inc *	25,143	887,045
US Ecology Inc	16,233	1,022,354
WestRock Co	24,685	932,106

		30,114,609

Technology - 7.5%

Aspen Technology Inc *	9,724	799,118
Bottomline Technologies DE Inc *	48,621	2,333,808
CommVault Systems Inc *	25,580	1,511,522
j2 Global Inc	25,934	1,799,301
MKS Instruments Inc	16,297	1,052,949
Nuance Communications Inc *	58,986	780,385
RealPage Inc *	41,539	2,001,764
Silicon Laboratories Inc *	25,850	2,037,239
SPS Commerce Inc *	26,091	2,149,377
Synopsys Inc *	20,189	1,700,721
TiVo Corp	74,230	698,504

		16,864,688

	Shares	Value
Utilities - 2.0%

Black Hills Corp	27,110	$1,701,966
CMS Energy Corp	26,412	1,311,356
Portland General Electric Co	34,197	1,567,932

		4,581,254

Total Common Stocks (Cost $227,538,025)		220,245,708

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	3,704,738	3,704,738

Total Short-Term Investment (Cost $3,704,738)		3,704,738

TOTAL INVESTMENTS - 99.2% (Cost $231,242,763)		223,950,446

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,817,620

NET ASSETS - 100.0%		$225,768,066

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$220,245,708	$220,245,708	$—	$—
	Short-Term Investment	3,704,738	3,704,738	—	—

	Total	$223,950,446	$223,950,446	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 100.6%

Basic Materials - 3.1%

Allegheny Technologies Inc *	5,774	$125,700
Commercial Metals Co	5,813	93,124
Kraton Corp *	5,119	111,799
PolyOne Corp	4,608	131,789
Rogers Corp *	801	79,347

		541,759

Communications - 3.6%

Ciena Corp *	5,136	174,162
NETGEAR Inc *	2,330	121,230
Perficient Inc *	4,446	98,968
Sinclair Broadcast Group Inc ‘A’	4,791	126,195
Vonage Holdings Corp *	12,318	107,536

		628,091

Consumer, Cyclical - 10.8%

Altra Industrial Motion Corp	5,679	142,827
Beacon Roofing Supply Inc *	1,069	33,909
Big Lots Inc	1,299	37,567
BJ’s Restaurants Inc	2,628	132,898
Bloomin’ Brands Inc	5,892	105,408
Callaway Golf Co	5,736	87,761
Camping World Holdings Inc ‘A’	2,171	24,901
Cooper-Standard Holdings Inc *	1,336	82,992
Del Taco Restaurants Inc *	8,146	81,379
G-III Apparel Group Ltd *	2,596	72,402
Golden Entertainment Inc *	1,642	26,305
Lithia Motors Inc ‘A’	1,388	105,946
Marriott Vacations Worldwide Corp	1,757	123,886
SeaWorld Entertainment Inc *	4,063	89,752
SkyWest Inc	3,778	168,008
Sleep Number Corp *	4,971	157,730
Steven Madden Ltd	4,420	133,749
Texas Roadhouse Inc	1,704	101,729
The Children’s Place Inc	1,130	101,802
Wolverine World Wide Inc	2,018	64,354

		1,875,305

Consumer, Non-Cyclical - 28.5%

Acadia Healthcare Co Inc *	4,354	111,941
Adtalem Global Education Inc *	4,022	190,321
Amedisys Inc *	2,244	262,795
Amicus Therapeutics Inc *	6,610	63,324
AMN Healthcare Services Inc *	3,168	179,499
Amphastar Pharmaceuticals Inc *	5,620	111,838
BioScrip Inc *	29,661	105,890
Cardtronics PLC ‘A’ *	4,206	109,356
Central Garden & Pet Co ‘A’ *	5,287	165,219
Deluxe Corp	2,140	82,262
Eagle Pharmaceuticals Inc *	2,704	108,944
FibroGen Inc *	2,234	103,390
Green Dot Corp ‘A’ *	2,248	178,761
Helen of Troy Ltd *	1,205	158,072
Horizon Pharma PLC *	9,791	191,316
Hostess Brands Inc *	8,850	96,819
ICF International Inc	2,368	153,399
Insperity Inc	2,757	257,394
J&J Snack Foods Corp	717	103,671
LHC Group Inc *	2,342	219,867
LivaNova PLC *	1,840	168,305
LiveRamp Holdings Inc *	5,055	195,275
Merit Medical Systems Inc *	4,860	271,237
NuVasive Inc *	3,545	175,690
Orthofix Medical Inc *	2,097	110,072
Performance Food Group Co *	5,291	170,741
Quidel Corp *	2,769	135,183
SP Plus Corp *	1,897	56,037

	Shares	Value

Supernus Pharmaceuticals Inc *	5,284	$175,534
Syneos Health Inc *	3,203	126,038
TrueBlue Inc *	4,887	108,736
Vanda Pharmaceuticals Inc *	7,457	194,851
Viad Corp	1,923	96,323

		4,938,100

Energy - 1.8%

Helix Energy Solutions Group Inc *	18,959	102,568
PDC Energy Inc *	3,244	96,541
QEP Resources Inc *	5,326	29,985
WildHorse Resource Development Corp *	5,280	74,501

		303,595

Financial - 23.8%

AG Mortgage Investment Trust Inc REIT	5,032	80,160
Aircastle Ltd	9,091	156,729
Americold Realty Trust REIT	3,474	88,726
Apollo Commercial Real Estate Finance Inc REIT	3,425	57,061
Argo Group International Holdings Ltd	3,192	214,662
Armada Hoffler Properties Inc REIT	4,417	62,103
Blucora Inc *	2,833	75,471
BrightSphere Investment Group PLC	11,616	124,059
Cathay General Bancorp	4,529	151,857
CenterState Bank Corp	5,835	122,768
Chemical Financial Corp	3,268	119,641
Enterprise Financial Services Corp	3,086	116,126
Essent Group Ltd *	2,445	83,570
First Bancorp	1,354	44,222
First Industrial Realty Trust Inc REIT	6,904	199,249
First Interstate BancSystem Inc ‘A’	1,517	55,462
First Midwest Bancorp Inc	5,818	115,255
Heritage Insurance Holdings Inc	4,892	72,010
Home BancShares Inc	6,745	110,213
IBERIABANK Corp	2,055	132,095
Independent Bank Corp	2,657	55,850
Life Storage Inc REIT	1,076	100,057
Moelis & Co ‘A’	2,866	98,533
National Storage Affiliates Trust REIT	4,055	107,295
Old National Bancorp	9,394	144,668
Pacific Premier Bancorp Inc *	1,513	38,612
PotlatchDeltic Corp REIT	3,023	95,646
Preferred Bank	1,267	54,924
PS Business Parks Inc REIT	1,466	192,046
Radian Group Inc	8,040	131,534
Ryman Hospitality Properties Inc REIT	2,495	166,392
Sandy Spring Bancorp Inc	2,074	64,999
Simmons First National Corp ‘A’	6,258	151,006
Stifel Financial Corp	2,601	107,733
Sunstone Hotel Investors Inc REIT	10,034	130,542
United Community Banks Inc	5,768	123,781
Washington Real Estate Investment Trust REIT	1,921	44,183
WSFS Financial Corp	3,271	124,004

		4,113,244

Industrial - 13.5%

AAR Corp	2,022	75,501
Air Transport Services Group Inc *	6,397	145,916
Ambarella Inc *	2,075	72,584
American Woodmark Corp *	985	54,845
Belden Inc	760	31,745
EMCOR Group Inc	2,661	158,835
EnerSys	2,089	162,127
Generac Holdings Inc *	2,057	102,233
Harsco Corp *	7,764	154,193
MasTec Inc *	4,538	184,061
Milacron Holdings Corp *	3,903	46,407
Rexnord Corp *	4,931	113,166
Saia Inc *	3,265	182,252
SPX Corp *	3,397	95,150

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value

SYNNEX Corp	1,203	$97,251
Trinseo SA	3,109	142,330
Universal Forest Products Inc	4,439	115,236
US Concrete Inc *	1,624	57,295
US Ecology Inc	1,473	92,770
Vishay Intertechnology Inc	8,309	149,645
Werner Enterprises Inc	3,215	94,971

		2,328,513

Technology - 11.9%

Allscripts Healthcare Solutions Inc *	14,369	138,517
Bottomline Technologies DE Inc *	1,789	85,872
Cabot Microelectronics Corp	919	87,627
CACI International Inc ‘A’ *	1,274	183,494
CommVault Systems Inc *	2,581	152,511
Entegris Inc	6,516	181,764
Glu Mobile Inc *	22,549	181,970
Integrated Device Technology Inc *	1,844	89,305
j2 Global Inc	2,352	163,182
RealPage Inc *	1,860	89,633
Silicon Laboratories Inc *	1,293	101,901
SPS Commerce Inc *	1,724	142,023
TiVo Corp	6,693	62,981
Verint Systems Inc *	4,866	205,880
Virtusa Corp *	2,822	120,189
Xperi Corp	3,664	67,381

		2,054,230

	Shares	Value

Utilities - 3.6%

ALLETE Inc	2,592	$197,562
Black Hills Corp	3,424	214,959
Southwest Gas Holdings Inc	2,800	214,200

		626,721

Total Common Stocks (Cost $17,828,570)		17,409,558

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio	97,506	97,506

Total Short-Term Investment (Cost $97,506)		97,506

TOTAL INVESTMENTS - 101.1% (Cost $17,926,076)		17,507,064

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(197,775)

NET ASSETS - 100.0%		$17,309,289

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,409,558	$17,409,558	$—	$—
	Short-Term Investment	97,506	97,506	—	—

	Total	$17,507,064	$17,507,064	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.9%

Basic Materials - 3.1%

Allegheny Technologies Inc *	8,665	$188,637
Commercial Metals Co	6,724	107,718
Kaiser Aluminum Corp	1,999	178,491
Kraton Corp *	7,633	166,705
Minerals Technologies Inc	1,183	60,735

		702,286

Communications - 2.5%

Ciena Corp *	6,006	203,663
NETGEAR Inc *	4,103	213,479
Perficient Inc *	6,800	151,368

		568,510

Consumer, Cyclical - 8.4%

Altra Industrial Motion Corp	5,899	148,360
Beacon Roofing Supply Inc *	3,249	103,058
Big Lots Inc	3,228	93,354
Bloomin’ Brands Inc	9,248	165,447
Caleres Inc	4,449	123,816
Callaway Golf Co	7,522	115,087
Conn’s Inc *	3,936	74,233
Cooper-Standard Holdings Inc *	2,392	148,591
Del Taco Restaurants Inc *	15,529	155,135
G-III Apparel Group Ltd *	4,296	119,815
Marriott Vacations Worldwide Corp	2,310	162,878
SkyWest Inc	7,152	318,049
The Children’s Place Inc	2,078	187,207

		1,915,030

Consumer, Non-Cyclical - 15.2%

Aaron’s Inc	5,048	212,268
Acadia Healthcare Co Inc *	7,485	192,439
Adtalem Global Education Inc *	8,481	401,321
AngioDynamics Inc *	6,674	134,348
BioScrip Inc *	36,902	131,740
Central Garden & Pet Co ‘A’ *	8,192	256,000
CONMED Corp	3,875	248,775
Deluxe Corp	3,544	136,231
Helen of Troy Ltd *	2,136	280,200
Horizon Pharma PLC *	15,230	297,594
Hostess Brands Inc *	12,791	139,934
ICF International Inc	3,425	221,871
LivaNova PLC *	1,561	142,785
Magellan Health Inc *	1,695	96,429
Orthofix Medical Inc *	3,646	191,379
SP Plus Corp *	7,669	226,542
Viad Corp	3,577	179,172

		3,489,028

Energy - 2.7%

Exterran Corp *	7,447	131,812
Helix Energy Solutions Group Inc *	23,481	127,032
PDC Energy Inc *	5,341	158,948
QEP Resources Inc *	17,087	96,200
WildHorse Resource Development Corp *	8,030	113,303

		627,295

Financial - 40.6%

AG Mortgage Investment Trust Inc REIT	5,364	85,449
Agree Realty Corp REIT	1,973	116,644
Aircastle Ltd	13,201	227,585
Americold Realty Trust REIT	4,459	113,883
Apollo Commercial Real Estate Finance Inc REIT	7,991	133,128
Argo Group International Holdings Ltd	5,046	339,343
Armada Hoffler Properties Inc REIT	12,398	174,316
Blucora Inc *	4,339	115,591

	Shares	Value

BrightSphere Investment Group PLC	16,959	$181,122
Camden National Corp	3,963	142,549
Cathay General Bancorp	8,353	280,076
CenterState Bank Corp	9,599	201,963
Chemical Financial Corp	5,744	210,288
CNO Financial Group Inc	4,216	62,734
Enterprise Financial Services Corp	4,399	165,534
Essent Group Ltd *	5,228	178,693
First Bancorp	6,810	222,415
First Industrial Realty Trust Inc REIT	11,516	332,352
First Interstate BancSystem Inc ‘A’	6,820	249,339
First Midwest Bancorp Inc	11,836	234,471
Heritage Financial Corp	5,335	158,556
Heritage Insurance Holdings Inc	9,085	133,731
Hilltop Holdings Inc	9,348	166,675
Home BancShares Inc	10,980	179,413
Horizon Bancorp Inc	10,306	162,629
IBERIABANK Corp	4,698	301,987
Independent Bank Corp	5,807	122,063
Invesco Mortgage Capital Inc REIT	11,473	166,129
Life Storage Inc REIT	2,864	266,323
MFA Financial Inc REIT	15,806	105,584
National Storage Affiliates Trust REIT	8,463	223,931
Old National Bancorp	11,982	184,523
Old Second Bancorp Inc	10,489	136,357
Pacific Premier Bancorp Inc *	3,161	80,669
PotlatchDeltic Corp REIT	7,135	225,744
Preferred Bank	3,307	143,358
PS Business Parks Inc REIT	2,572	336,932
QCR Holdings Inc	4,051	129,997
Radian Group Inc	18,441	301,695
Ryman Hospitality Properties Inc REIT	5,382	358,926
Sandy Spring Bancorp Inc	4,784	149,931
Simmons First National Corp ‘A’	10,833	261,400
State Bank Financial Corp	7,132	153,980
Stifel Financial Corp	4,690	194,260
Sunstone Hotel Investors Inc REIT	23,681	308,090
United Community Banks Inc	9,926	213,012
Washington Real Estate Investment Trust REIT	7,933	182,459
WSFS Financial Corp	4,586	173,855

		9,289,684

Industrial - 12.8%

AAR Corp	4,128	154,139
Belden Inc	3,596	150,205
EMCOR Group Inc	4,681	279,409
EnerSys	1,983	153,901
Harsco Corp *	7,056	140,132
Knowles Corp *	10,451	139,103
MasTec Inc *	2,680	108,701
Milacron Holdings Corp *	12,212	145,201
Rexnord Corp *	7,646	175,476
Sanmina Corp *	10,472	251,956
SYNNEX Corp	1,939	156,749
TopBuild Corp *	2,194	98,730
TriMas Corp *	8,695	237,287
Trinseo SA	4,624	211,687
Universal Forest Products Inc	7,532	195,531
Vishay Intertechnology Inc	9,774	176,030
Werner Enterprises Inc	4,991	147,434

		2,921,671

Technology - 6.4%

Allscripts Healthcare Solutions Inc *	18,820	181,425
CACI International Inc ‘A’ *	2,910	419,127
CSG Systems International Inc	5,631	178,897
Insight Enterprises Inc *	4,630	188,672
TiVo Corp	14,966	140,830
Verint Systems Inc *	8,511	360,100

		1,469,051

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value

Utilities - 6.2%

ALLETE Inc	5,338	$406,862
Black Hills Corp	5,011	314,591
Portland General Electric Co	7,902	362,307
Southwest Gas Holdings Inc	4,489	343,408

		1,427,168

Total Common Stocks (Cost $23,518,817)		22,409,723

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 2000 Value	4,387	471,778

Total Exchange-Traded Fund (Cost $548,701)		471,778

	Shares	Value

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	138,198	$138,198

Total Short-Term Investment (Cost $138,198)		138,198

TOTAL INVESTMENTS - 100.6% (Cost $24,205,716)		23,019,699

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(133,478)

NET ASSETS - 100.0%		$22,886,221

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$22,409,723	$22,409,723	$—	$—
	Exchange-Traded Fund	471,778	471,778	—	—
	Short-Term Investment	138,198	138,198	—	—

	Total	$23,019,699	$23,019,699	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Basic Materials - 3.0%

Kaiser Aluminum Corp	6,233	$556,545
PolyOne Corp	17,754	507,764
Rogers Corp *	5,914	585,841

		1,650,150

Communications - 5.7%

Ciena Corp *	22,151	751,140
NETGEAR Inc *	12,568	653,913
Shutterfly Inc *	12,032	484,408
Sinclair Broadcast Group Inc ‘A’	17,871	470,722
Vonage Holdings Corp *	81,435	710,928

		3,071,111

Consumer, Cyclical - 13.4%

AMC Entertainment Holdings Inc ‘A’	18,375	225,645
Beacon Roofing Supply Inc *	12,205	387,143
BJ’s Restaurants Inc	11,861	599,811
Bloomin’ Brands Inc	36,872	659,640
Camping World Holdings Inc ‘A’	15,600	178,932
G-III Apparel Group Ltd *	18,562	517,694
Golden Entertainment Inc *	15,842	253,789
iRobot Corp *	5,600	468,944
Lithia Motors Inc ‘A’	6,777	517,288
SeaWorld Entertainment Inc *	25,174	556,094
Shake Shack Inc ‘A’ *	11,620	527,780
Sleep Number Corp *	21,425	679,815
Steven Madden Ltd	17,908	541,896
The Children’s Place Inc	6,241	562,252
Wolverine World Wide Inc	19,260	614,201

		7,290,924

Consumer, Non-Cyclical - 38.3%

Acadia Healthcare Co Inc *	17,810	457,895
Aclaris Therapeutics Inc *	27,389	202,405
Amedisys Inc *	6,322	740,369
Amicus Therapeutics Inc *	47,933	459,198
AMN Healthcare Services Inc *	12,089	684,963
Amphastar Pharmaceuticals Inc *	18,675	371,633
BioScrip Inc *	104,909	374,525
BioTelemetry Inc *	12,486	745,664
Cardtronics PLC ‘A’ *	24,214	629,564
Chegg Inc *	24,884	707,203
Deluxe Corp	11,866	456,129
Eagle Pharmaceuticals Inc *	9,908	399,193
Esperion Therapeutics Inc *	8,849	407,054
FibroGen Inc *	11,771	544,762
Green Dot Corp ‘A’ *	14,110	1,122,027
Heron Therapeutics Inc *	17,162	445,182
Horizon Pharma PLC *	50,429	985,383
Insperity Inc	9,886	922,957
iRhythm Technologies Inc *	8,687	603,573
J&J Snack Foods Corp	3,932	568,528
LHC Group Inc *	8,663	813,282
LivaNova PLC *	8,234	753,164
LiveRamp Holdings Inc *	17,638	681,356
Merit Medical Systems Inc *	12,102	675,413
NuVasive Inc *	11,218	555,964
Orthofix Medical Inc *	11,303	593,295
Performance Food Group Co *	23,382	754,537
PTC Therapeutics Inc *	10,623	364,581
Puma Biotechnology Inc *	11,535	234,737
Quidel Corp *	10,982	536,141
Revance Therapeutics Inc *	16,757	337,318
Supernus Pharmaceuticals Inc *	20,270	673,369
Syneos Health Inc *	11,676	459,451
TrueBlue Inc *	16,365	364,121

	Shares	Value
Ultragenyx Pharmaceutical Inc *	9,298	$404,277
Vanda Pharmaceuticals Inc *	28,525	745,358

		20,774,571

Energy - 0.5%

Matador Resources Co *	18,378	285,410

Financial - 7.6%

Blucora Inc *	19,813	527,818
BrightSphere Investment Group PLC	31,958	341,311
Essent Group Ltd *	14,600	499,028
Home BancShares Inc	28,385	463,811
Moelis & Co ‘A’	10,682	367,247
Pacific Premier Bancorp Inc *	13,113	334,644
Preferred Bank	9,068	393,098
PS Business Parks Inc REIT	4,368	572,208
Ryman Hospitality Properties Inc REIT	9,475	631,888

		4,131,053

Industrial - 14.0%

Aerojet Rocketdyne Holdings Inc *	19,861	699,703
Ambarella Inc *	9,318	325,944
American Woodmark Corp *	6,947	386,809
EnPro Industries Inc	7,573	455,137
Generac Holdings Inc *	14,218	706,635
Harsco Corp *	25,344	503,332
Lydall Inc *	9,409	191,097
Masonite International Corp *	8,478	380,069
MasTec Inc *	14,523	589,053
Saia Inc *	9,294	518,791
SPX Corp *	24,466	685,293
Tetra Tech Inc	10,135	524,689
TopBuild Corp *	7,595	341,775
Trinseo SA	9,188	420,627
US Concrete Inc *	9,277	327,293
US Ecology Inc	8,286	521,852

		7,578,099

Technology - 17.1%

Allscripts Healthcare Solutions Inc *	61,035	588,377
Bottomline Technologies DE Inc *	17,149	823,152
CommVault Systems Inc *	11,823	698,621
Cornerstone OnDemand Inc *	16,659	840,113
Glu Mobile Inc *	139,553	1,126,193
Hortonworks Inc *	31,269	450,899
HubSpot Inc *	6,378	801,906
j2 Global Inc	10,629	737,440
MaxLinear Inc *	20,524	361,222
RealPage Inc *	8,341	401,953
Silicon Laboratories Inc *	8,017	631,820
SPS Commerce Inc *	7,016	577,978
TiVo Corp	31,668	297,996
Virtusa Corp *	13,781	586,933
Xperi Corp	19,168	352,500

		9,277,103

Total Common Stocks (Cost $55,859,516)		54,058,421

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,146,492	1,146,492

Total Short-Term Investment (Cost $1,146,492)		1,146,492

TOTAL INVESTMENTS - 101.7% (Cost $57,006,008)		55,204,913

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(947,167)

NET ASSETS - 100.0%		$54,257,746

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$54,058,421	$54,058,421	$—	$—
	Short-Term Investment	1,146,492	1,146,492	—	—

	Total	$55,204,913	$55,204,913	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	1,194	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 97.7%

Communications - 15.1%

Acacia Communications Inc *	756	28,728
Anaplan Inc *	2,699	71,631
Cargurus Inc *	3,332	112,388
Etsy Inc *	6,086	289,511
Eventbrite Inc ‘A’ *	4,038	112,297
Mimecast Ltd *	4,084	137,345
Okta Inc *	2,719	173,472
RingCentral Inc ‘A’ *	2,157	177,823
Stamps.com Inc *	237	36,887
The Trade Desk Inc ‘A’ *	1,436	166,662
Twilio Inc ‘A’ *	1,483	132,432
World Wrestling Entertainment Inc ‘A’	2,378	177,684
Zendesk Inc *	259	15,118
Zscaler Inc *	2,808	110,102

		1,742,080

Consumer, Cyclical - 11.4%

At Home Group Inc *	4,743	88,504
BJ’s Wholesale Club Holdings Inc *	5,963	132,140
Canada Goose Holdings Inc (Canada) *	2,056	89,888
Dave & Buster’s Entertainment Inc	2,027	90,323
Fox Factory Holding Corp *	1,465	86,245
iRobot Corp *	1,939	162,372
Live Nation Entertainment Inc *	760	37,430
Malibu Boats Inc ‘A’ *	3,075	107,010
National Vision Holdings Inc *	2,513	70,791
Planet Fitness Inc ‘A’ *	6,456	346,171
Roku Inc *	1,749	53,589
Sonos Inc *	4,765	46,792

		1,311,255

Consumer, Non-Cyclical - 39.5%

Agios Pharmaceuticals Inc *	951	43,851
Allogene Therapeutics Inc *	2,111	56,849
Amarin Corp PLC ADR (Ireland) *	5,017	68,281
Argenx SE ADR (Netherlands) *	967	92,900
Audentes Therapeutics Inc *	1,451	30,935
Blueprint Medicines Corp *	1,685	90,838
Bright Horizons Family Solutions Inc *	1,650	183,892
Calavo Growers Inc	1,986	144,899
CareDx Inc *	4,923	123,764
Chegg Inc *	9,743	276,896
Denali Therapeutics Inc *	4,209	86,958
Emergent BioSolutions Inc *	1,608	95,322
FibroGen Inc *	810	37,487
Glaukos Corp *	4,651	261,247
Grand Canyon Education Inc *	2,408	231,505
Guardant Health Inc *	2,386	89,690
GW Pharmaceuticals PLC ADR (United Kingdom) *	1,118	108,882
Haemonetics Corp *	1,092	109,255
HealthEquity Inc *	2,397	142,981
Immunomedics Inc *	2,901	41,397
Inogen Inc *	238	29,552
Insperity Inc	2,878	268,690
Inspire Medical Systems Inc *	2,634	111,287
Insulet Corp *	1,900	150,708
iRhythm Technologies Inc *	2,518	174,951

	Shares	Value

Loxo Oncology Inc *	1,158	$162,201
Masimo Corp *	1,561	167,605
Myovant Sciences Ltd *	4,969	81,541
Paylocity Holding Corp *	1,830	110,184
Penumbra Inc *	1,861	227,414
Repligen Corp *	3,118	164,443
Sage Therapeutics Inc *	518	49,619
Sarepta Therapeutics Inc *	515	56,202
Sprouts Farmers Market Inc *	4,182	98,319
Strategic Education Inc	739	83,817
Tandem Diabetes Care Inc *	5,609	212,974
Teladoc Health Inc *	1,191	59,038
Weight Watchers International Inc *	281	10,833

		4,537,207

Financial - 3.8%

Air Lease Corp	2,672	80,721
CenterState Bank Corp	5,041	106,063
Evercore Inc ‘A’	407	29,125
Webster Financial Corp	1,832	90,299
Western Alliance Bancorp *	1,539	60,775
Wintrust Financial Corp	1,007	66,955

		433,938

Industrial - 12.1%

Aerovironment Inc *	3,385	230,011
Axon Enterprise Inc *	2,690	117,688
Cactus Inc ‘A’ *	3,931	107,749
Chart Industries Inc *	1,690	109,901
Curtiss-Wright Corp	967	98,750
Generac Holdings Inc *	3,874	192,538
NV5 Global Inc *	1,484	89,856
Proto Labs Inc *	894	100,834
RBC Bearings Inc *	1,582	207,400
Trex Co Inc *	2,265	134,450

		1,389,177

Technology - 15.8%

Alteryx Inc ‘A’ *	2,316	137,733
Appian Corp *	1,907	50,936
Coupa Software Inc *	2,431	152,813
Elastic NV *	1,032	73,767
EPAM Systems Inc *	769	89,212
Everbridge Inc *	3,741	212,339
Five9 Inc *	5,326	232,853
HubSpot Inc *	1,095	137,674
Inphi Corp *	907	29,160
Monolithic Power Systems Inc	1,188	138,105
New Relic Inc *	2,043	165,422
Paycom Software Inc *	777	95,144
Semtech Corp *	2,724	124,950
SendGrid Inc *	4,104	177,170

		1,817,278

Total Common Stocks (Cost $10,384,323)		11,230,935

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio	295,271	295,271

Total Short-Term Investment (Cost $295,271)		295,271

TOTAL INVESTMENTS - 100.2% (Cost $10,679,594)		11,526,206

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(27,204)

NET ASSETS - 100.0%		$11,499,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$11,230,935	$11,230,935	$—	$—
	Short-Term Investment	295,271	295,271	—	—

	Total	$11,526,206	$11,526,206	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.1%

Basic Materials - 1.6%

The Sherwin-Williams Co	5,911	$2,325,742

Communications - 19.9%

Alibaba Group Holding Ltd ADR (China) *	3,696	506,611
Alphabet Inc ‘A’ *	5,804	6,064,948
Alphabet Inc ‘C’ *	3,381	3,501,397
Amazon.com Inc *	5,909	8,875,141
Booking Holdings Inc *	788	1,357,267
Comcast Corp ‘A’	30,095	1,024,735
Facebook Inc ‘A’ *	32,695	4,285,988
Netflix Inc *	10,306	2,758,504
Spotify Technology SA (Luxembourg) *	2,245	254,808

		28,629,399

Consumer, Cyclical - 6.1%

Chipotle Mexican Grill Inc *	1,003	433,085
Costco Wholesale Corp	4,971	1,012,642
Dollar General Corp	1,386	149,799
Dollar Tree Inc *	8,754	790,661
Garrett Motion Inc (Switzerland) * l	—	5
Hilton Worldwide Holdings Inc	8,813	632,773
Lululemon Athletica Inc *	3,398	413,231
Marriott International Inc ‘A’	11,127	1,207,947
NIKE Inc ‘B’	26,154	1,939,058
Ross Stores Inc	18,064	1,502,925
Starbucks Corp	11,569	745,044

		8,827,170

Consumer, Non-Cyclical - 25.6%

Abbott Laboratories	25,190	1,821,993
Biogen Inc *	3,518	1,058,637
BioMarin Pharmaceutical Inc *	3,826	325,784
Boston Scientific Corp *	34,248	1,210,324
Bristol-Myers Squibb Co	17,582	913,912
Colgate-Palmolive Co	16,872	1,004,221
Constellation Brands Inc ‘A’	7,264	1,168,196
CoStar Group Inc *	388	130,888
Danaher Corp	28,366	2,925,102
Edwards Lifesciences Corp *	6,611	1,012,607
Elanco Animal Health Inc *	2,362	74,474
Eli Lilly & Co	7,258	839,896
FleetCor Technologies Inc *	5,811	1,079,219
Global Payments Inc	15,920	1,641,830
Illumina Inc *	1,890	566,868
Medtronic PLC	28,675	2,608,278
Monster Beverage Corp *	5,310	261,358
PayPal Holdings Inc *	22,448	1,887,652
Pernod Ricard SA (France)	2,397	393,397
Philip Morris International Inc	9,512	635,021
Regeneron Pharmaceuticals Inc *	1,214	453,429
Square Inc ‘A’ *	6,589	369,577
Stryker Corp	7,863	1,232,525
The Estee Lauder Cos Inc ‘A’	7,857	1,022,196
Thermo Fisher Scientific Inc	17,136	3,834,865
Total System Services Inc	3,459	281,182
TransUnion	13,263	753,338
Verisk Analytics Inc *	20,835	2,271,848
Vertex Pharmaceuticals Inc *	10,077	1,669,860
Worldpay Inc ‘A’ *	11,763	899,046
Zoetis Inc	27,574	2,358,680

		36,706,203

Energy - 0.8%

Concho Resources Inc *	3,643	374,464
Pioneer Natural Resources Co	5,392	709,156

		1,083,620

	Shares	Value

Financial - 13.7%

American Tower Corp REIT	15,327	$2,424,578
Aon PLC	15,125	2,198,570
Intercontinental Exchange Inc	27,691	2,085,963
Mastercard Inc ‘A’	28,456	5,368,224
The Charles Schwab Corp	17,866	741,975
Visa Inc ‘A’	52,005	6,861,540

		19,680,850

Industrial - 6.9%

AMETEK Inc	17,085	1,156,654
Amphenol Corp ‘A’	14,322	1,160,368
Canadian Pacific Railway Ltd (Canada)	7,274	1,292,008
FLIR Systems Inc	8,765	381,628
Fortive Corp	14,029	949,202
Resideo Technologies Inc * l	—	10
Roper Technologies Inc	6,790	1,809,671
Union Pacific Corp	11,893	1,643,969
Vulcan Materials Co	15,470	1,528,436

		9,921,946

Technology - 24.5%

Activision Blizzard Inc	41,143	1,916,030
Adobe Systems Inc *	27,158	6,144,226
Analog Devices Inc	5,874	504,165
Apple Inc	12,986	2,048,412
Cognizant Technology Solutions Corp ‘A’	3,365	213,610
Electronic Arts Inc *	25,392	2,003,683
Fidelity National Information Services Inc	15,812	1,621,521
Fiserv Inc *	43,457	3,193,655
Intuit Inc	12,316	2,424,405
Microsoft Corp	94,384	9,586,583
MSCI Inc	6,942	1,023,459
NVIDIA Corp	2,263	302,110
PTC Inc *	4,312	357,465
salesforce.com Inc *	28,268	3,871,868

		35,211,192

Total Common Stocks (Cost $86,012,511)		142,386,122

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,403,687	1,403,687

Total Short-Term Investment (Cost $1,403,687)		1,403,687

TOTAL INVESTMENTS - 100.1% (Cost $87,416,198)		143,789,809

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(202,580)

NET ASSETS - 100.0%		$143,587,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,325,742	$2,325,742	$—	$—
	Communications	28,629,399	28,629,399	—	—
	Consumer, Cyclical	8,827,170	8,827,170	—	—
	Consumer, Non-Cyclical	36,706,203	36,312,806	393,397	—
	Energy	1,083,620	1,083,620	—	—
	Financial	19,680,850	19,680,850	—	—
	Industrial	9,921,946	9,921,946	—	—
	Technology	35,211,192	35,211,192	—	—

	Total Common Stocks	142,386,122	141,992,725	393,397	—

	Short-Term Investment	1,403,687	1,403,687	—	—

	Total	$143,789,809	$143,396,412	$393,397	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.4%

Basic Materials - 2.7%

Air Products & Chemicals Inc	14,241	$2,279,272
PPG Industries Inc	23,500	2,402,405

		4,681,677

Communications - 14.0%

AT&T Inc	93,348	2,664,152
Charter Communications Inc ‘A’ *	14,733	4,198,463
Comcast Corp ‘A’	129,912	4,423,504
DISH Network Corp ‘A’ *	101,929	2,545,167
Motorola Solutions Inc	45,658	5,252,496
Twenty-First Century Fox Inc ‘B’	107,217	5,122,828

		24,206,610

Consumer, Cyclical - 2.0%

Garrett Motion Inc (Switzerland) * l	—	2
The Home Depot Inc	20,000	3,436,400

		3,436,402

Consumer, Non-Cyclical - 20.6%

AmerisourceBergen Corp	27,034	2,011,330
Amgen Inc	17,363	3,380,055
Anheuser-Busch InBev SA/NV ADR (Belgium)	31,816	2,093,811
Anthem Inc	23,061	6,056,510
CVS Health Corp	43,946	2,879,342
Johnson & Johnson	28,890	3,728,255
Merck & Co Inc	59,608	4,554,647
Novartis AG ADR (Switzerland)	24,631	2,113,586
Pfizer Inc	60,290	2,631,659
Philip Morris International Inc	39,458	2,634,216
UnitedHealth Group Inc	13,761	3,428,140

		35,511,551

Energy - 9.5%

Chevron Corp	32,175	3,500,318
Exxon Mobil Corp	43,257	2,949,695
Halliburton Co	99,550	2,646,039
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	42,124	2,454,565
Schlumberger Ltd	38,549	1,390,848
Suncor Energy Inc (Canada)	122,690	3,431,639

		16,373,104

Financial - 27.9%

American Express Co	42,452	4,046,525
American Tower Corp REIT	27,599	4,365,886
Bank of America Corp	179,137	4,413,936
Capital One Financial Corp	26,165	1,977,812

	Shares	Value

JPMorgan Chase & Co	82,424	$8,046,231
Marsh & McLennan Cos Inc	40,066	3,195,264
MetLife Inc	40,702	1,671,224
State Street Corp	26,283	1,657,669
The Bank of New York Mellon Corp	50,077	2,357,124
The Charles Schwab Corp	53,680	2,229,330
The Progressive Corp	40,495	2,443,063
The Travelers Cos Inc	21,618	2,588,756
US Bancorp	102,949	4,704,769
Wells Fargo & Co	96,416	4,442,849

		48,140,438

Industrial - 14.6%

Deere & Co	18,150	2,707,436
Honeywell International Inc	39,032	5,156,908
Illinois Tool Works Inc	31,535	3,995,169
Martin Marietta Materials Inc	16,806	2,888,447
Resideo Technologies Inc * l	—	14
TE Connectivity Ltd	52,557	3,974,886
United Parcel Service Inc ‘B’	31,685	3,090,238
United Technologies Corp	31,827	3,388,939

		25,202,037

Technology - 5.4%

Microsoft Corp	50,540	5,133,348
Oracle Corp	73,347	3,311,617
Xerox Corp	38,771	766,115

		9,211,080

Utilities - 1.7%

Sempra Energy	26,666	2,884,995

Total Common Stocks (Cost $115,244,975)		169,647,894

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	2,831,759	2,831,759

Total Short-Term Investment (Cost $2,831,759)		2,831,759

TOTAL INVESTMENTS - 100.0% (Cost $118,076,734)		172,479,653

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(25,009)

NET ASSETS - 100.0%		$172,454,644

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$169,647,894	$169,647,894	$—	$—
	Short-Term Investment	2,831,759	2,831,759	—	—

	Total	$172,479,653	$172,479,653	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 2.5%

Eastman Chemical Co	1,275	$93,215
Steel Dynamics Inc	2,000	60,080
The Chemours Co	2,200	62,084

		215,379

Communications - 5.8%

eBay Inc *	2,876	80,729
GrubHub Inc *	1,620	124,432
LogMeIn Inc	1,100	89,727
RingCentral Inc ‘A’ *	1,500	123,660
Viacom Inc ‘B’	2,927	75,224

		493,772

Consumer, Cyclical - 9.9%

Alaska Air Group Inc	1,700	103,445
Aramark	3,200	92,704
BorgWarner Inc	2,250	78,165
Capri Holdings Ltd *	1,700	64,464
Lululemon Athletica Inc *	1,100	133,771
Pool Corp	1,000	148,650
PVH Corp	860	79,937
Tiffany & Co	900	72,459
Watsco Inc	490	68,179

		841,774

Consumer, Non-Cyclical - 23.5%

Acadia Healthcare Co Inc *	2,500	64,275
Amicus Therapeutics Inc *	6,225	59,635
Booz Allen Hamilton Holding Corp	3,100	139,717
Euronet Worldwide Inc *	1,228	125,723
General Mills Inc	2,000	77,880
Hill-Rom Holdings Inc	1,200	106,260
Ionis Pharmaceuticals Inc *	2,000	108,120
Jazz Pharmaceuticals PLC *	710	88,012
Lamb Weston Holdings Inc	2,015	148,223
ManpowerGroup Inc	1,600	103,680
MarketAxess Holdings Inc	600	126,786
Neurocrine Biosciences Inc *	1,100	78,551
Post Holdings Inc *	1,400	124,782
Service Corp International	4,100	165,066
Syneos Health Inc *	2,500	98,375
Teleflex Inc	500	129,240
The Cooper Cos Inc	600	152,700
Tyson Foods Inc ‘A’	1,900	101,460

		1,998,485

Energy - 4.2%

Helmerich & Payne Inc	1,575	75,506
Marathon Petroleum Corp	1,726	101,851
Pioneer Natural Resources Co	800	105,216
WPX Energy Inc *	6,386	72,481

		355,054

Financial - 21.6%

Air Lease Corp	1,935	58,456
Alleghany Corp	300	186,996
AvalonBay Communities Inc REIT	625	108,781
Discover Financial Services	2,100	123,858
Douglas Emmett Inc REIT	3,200	109,216
E*TRADE Financial Corp	2,340	102,679
Equity LifeStyle Properties Inc REIT	1,170	113,642
Everest Re Group Ltd	500	108,880
Highwoods Properties Inc REIT	2,700	104,463
Hudson Pacific Properties Inc REIT	3,500	101,710
Huntington Bancshares Inc	7,411	88,339
Mid-America Apartment Communities Inc REIT	1,300	124,410

	Shares	Value
Raymond James Financial Inc	1,400	$104,174
Ryman Hospitality Properties Inc REIT	1,261	84,096
SunTrust Banks Inc	2,600	131,144
Western Alliance Bancorp *	2,000	78,980
Zions Bancorp	2,500	101,850

		1,831,674

Industrial - 14.4%

Graphic Packaging Holding Co	5,700	60,648
Hubbell Inc	940	93,380
Ingersoll-Rand PLC	1,745	159,196
ITT Inc	1,800	86,886
Kirby Corp *	1,400	94,304
Owens Corning	1,340	58,933
Packaging Corp of America	1,030	85,964
Parker-Hannifin Corp	690	102,907
PerkinElmer Inc	1,300	102,115
Spirit AeroSystems Holdings Inc ‘A’	1,700	122,553
Stanley Black & Decker Inc	1,000	119,740
Waste Management Inc	1,500	133,485

		1,220,111

Technology - 10.8%

Analog Devices Inc	2,034	174,578
Nuance Communications Inc *	6,500	85,995
ON Semiconductor Corp *	6,000	99,060
PTC Inc *	1,200	99,480
RealPage Inc *	1,800	86,742
Synopsys Inc *	1,800	151,632
Take-Two Interactive Software Inc *	1,200	123,528
Zebra Technologies Corp ‘A’ *	630	100,315

		921,330

Utilities - 5.4%

Ameren Corp	2,530	165,032
CMS Energy Corp	3,400	168,810
Public Service Enterprise Group Inc	2,331	121,329

		455,171

Total Common Stocks (Cost $9,260,176)		8,332,750

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio	162,982	162,982

Total Short-Term Investment (Cost $162,982)		162,982

TOTAL INVESTMENTS - 100.0% (Cost $9,423,158)		8,495,732

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(3,202)

NET ASSETS - 100.0%		$8,492,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$8,332,750	$8,332,750	$—	$—
	Short-Term Investment	162,982	162,982	—	—

	Total	$8,495,732	$8,495,732	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.0%

Basic Materials - 1.2%

Anglo American Capital PLC (South Africa) 4.125% due 04/15/21 ~	$1,600,000	$1,601,214
DowDuPont Inc
3.766% due 11/15/20	4,000,000	4,039,348
3.817% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	4,917,839
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	1,600,000	1,527,456

		12,085,857

Communications - 2.9%

Amazon.com Inc 2.400% due 02/22/23	3,500,000	3,390,411
AT&T Inc
3.000% due 06/30/22	3,200,000	3,123,207
3.386% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,794,711
3.875% due 08/15/21	2,000,000	2,021,076
3.956% (USD LIBOR + 1.180%) due 06/12/24 §	3,750,000	3,640,118
Comcast Corp
3.038% (USD LIBOR + 0.630%) due 04/15/24 §	600,000	586,661
3.450% due 10/01/21	2,500,000	2,526,224
eBay Inc 3.800% due 03/09/22	3,060,000	3,074,849
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,200,000	2,178,000
The Interpublic Group of Cos Inc 3.500% due 10/01/20	2,000,000	2,002,951
Verizon Communications Inc 3.788% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,807,395
Vodafone Group PLC (United Kingdom) 3.426% (USD LIBOR + 0.990%) due 01/16/24 §	1,500,000	1,464,237

		30,609,840

Consumer, Cyclical - 6.3%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	4,200,000	4,161,847
2.700% due 07/26/22 ~	2,000,000	1,931,480
BMW US Capital LLC (Germany) 3.250% due 08/14/20 ~	2,000,000	1,999,554
Daimler Finance North America LLC (Germany) 3.127% (USD LIBOR + 0.450%) due 02/22/21 § ~	6,000,000	5,927,744
3.750% due 11/05/21 ~	2,900,000	2,910,881
Dollar Tree Inc 3.149% (USD LIBOR + 0.700%) due 04/17/20 §	2,000,000	1,987,618
Ford Motor Credit Co LLC 2.681% due 01/09/20	3,200,000	3,147,428
3.336% due 03/18/21	2,000,000	1,941,575
3.662% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,000,918
General Motors Financial Co Inc 2.650% due 04/13/20	3,200,000	3,151,085
4.113% (USD LIBOR + 1.310%) due 06/30/22 §	1,700,000	1,643,866
4.200% due 03/01/21	3,000,000	2,999,570
Hyundai Capital America 3.596% (USD LIBOR + 0.820%) due 03/12/21 § ~	3,000,000	2,977,176

	Principal Amount	Value
Nissan Motor Acceptance Corp 3.086% (USD LIBOR + 0.650%) due 07/13/22 § ~	$2,500,000	$2,427,648
3.420% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,451,658
3.503% (USD LIBOR + 0.690%) due 09/28/22 § ~	3,200,000	3,101,913
The Home Depot Inc 3.250% due 03/01/22	2,850,000	2,880,744
Toyota Motor Corp (Japan) 3.183% due 07/20/21	5,000,000	4,998,320
Toyota Motor Credit Corp 3.247% (USD LIBOR + 0.480%) due 09/08/22 §	3,500,000	3,469,635
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	5,000,000	5,025,657
Walmart Inc 3.400% due 06/26/23	3,050,000	3,083,117

		65,219,434

Consumer, Non-Cyclical - 9.6%

Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	1,954,000	1,921,558
3.300% due 02/01/23	3,800,000	3,703,408
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	1,300,000	1,271,536
AstraZeneca PLC (United Kingdom) 3.305% (USD LIBOR + 0.665%) due 08/17/23 §	2,400,000	2,340,507
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	2,500,000	2,363,438
BAT International Finance PLC (United Kingdom)
2.750% due 06/15/20 ~	2,500,000	2,456,900
3.500% due 06/15/22 ~	3,200,000	3,133,201
Bayer US Finance II LLC (Germany)
3.500% due 06/25/21 ~	1,750,000	1,738,565
3.798% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	1,913,774
Cigna Corp
3.200% due 09/17/20 ~	8,000,000	7,968,968
3.326% (USD LIBOR + 0.890%) due 07/15/23 § ~	3,450,000	3,399,542
Conagra Brands Inc 3.219% (USD LIBOR + 0.750%) due 10/22/20 §	2,000,000	1,994,902
Constellation Brands Inc 3.209% (USD LIBOR + 0.700%) due 11/15/21 §	2,500,000	2,471,061
Danone SA (France) 2.077% due 11/02/21 ~	2,500,000	2,416,670
General Mills Inc
3.150% due 12/15/21	2,000,000	1,985,206
3.459% (USD LIBOR + 1.010%) due 10/17/23 §	4,061,000	3,969,235
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	4,200,000	4,138,146
3.750% due 07/21/22 ~	1,000,000	992,715
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	7,000,000	6,993,109
McKesson Corp 3.650% due 11/30/20	1,650,000	1,658,318
Medtronic Inc 3.150% due 03/15/22	6,200,000	6,185,406
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	1,500,000	1,438,109
Mondelez International Inc 3.000% due 05/07/20	2,750,000	2,740,311
Moody’s Corp 3.250% due 06/07/21	3,000,000	2,990,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Nestle Holdings Inc 3.350% due 09/24/23 ~	$3,000,000	$3,031,448
Philip Morris International Inc
1.875% due 02/25/21	4,000,000	3,887,792
2.000% due 02/21/20	2,000,000	1,975,130
2.625% due 02/18/22	2,000,000	1,936,690
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	4,347,000	4,321,154
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,900,000	2,775,215
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	1,200,000	1,207,549
UnitedHealth Group Inc
3.350% due 07/15/22	2,300,000	2,311,573
3.500% due 06/15/23	4,400,000	4,440,390
3.500% due 02/15/24	400,000	402,813
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	1,500,000	1,485,939

		99,960,321

Energy - 1.8%

Energy Transfer Operating LP 3.600% due 02/01/23	3,400,000	3,278,545
Enterprise Products Operating LLC
2.550% due 10/15/19	5,000,000	4,974,516
5.250% due 01/31/20	2,100,000	2,139,611
Equinor ASA (Norway) 2.450% due 01/17/23	1,000,000	972,121
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,000,638
MPLX LP 3.375% due 03/15/23	1,500,000	1,456,915
Shell International Finance BV (Netherlands) 3.018% (USD LIBOR + 0.400%) due 11/13/23 §	2,750,000	2,696,906
The Williams Cos Inc 5.250% due 03/15/20	1,500,000	1,529,653

		19,048,905

Financial - 22.3%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	960,000	943,424
AIG Global Funding 3.282% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	1,985,505
Air Lease Corp
2.125% due 01/15/20	2,000,000	1,971,381
2.625% due 07/01/22	1,500,000	1,422,954
3.500% due 01/15/22	2,650,000	2,609,591
American Express Co
3.341% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	4,898,616
3.700% due 11/05/21	3,050,000	3,079,270
Australia & New Zealand Banking Group Ltd (Australia)
2.300% due 06/01/21	2,500,000	2,441,989
2.550% due 11/23/21	1,350,000	1,320,230
AvalonBay Communities Inc REIT 3.625% due 10/01/20	1,500,000	1,508,699
Bank of America Corp
2.503% due 10/21/22	7,200,000	6,935,721
3.499% due 05/17/22	2,000,000	2,000,903
3.629% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,318,163
Bank of Montreal (Canada) 1.900% due 08/27/21	1,500,000	1,449,250
BB&T Corp 2.625% due 06/29/20	3,700,000	3,666,227
Boston Properties LP REIT 4.125% due 05/15/21	1,500,000	1,521,040

	Principal Amount	Value
Capital One Financial Corp 3.450% due 04/30/21	$5,000,000	$4,992,324
Citizens Bank NA 3.753% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	3,963,531
Cooperatieve Rabobank UA (Netherlands)
2.250% due 01/14/20	6,000,000	5,948,968
3.682% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,469,072
4.500% due 01/11/21	1,600,000	1,638,082
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,020,769
HSBC Bank USA NA 4.875% due 08/24/20	4,000,000	4,087,884
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	6,290,000	6,273,340
ING Bank NV (Netherlands)
2.450% due 03/16/20 ~	1,600,000	1,584,782
2.750% due 03/22/21 ~	2,200,000	2,170,816
Intercontinental Exchange Inc 3.450% due 09/21/23	2,200,000	2,213,438
Jackson National Life Global Funding 2.500% due 06/27/22 ~	1,850,000	1,789,366
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	1,350,000	1,333,010
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,109,522
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,052,234
Mitsubishi UFJ Financial Group Inc (Japan)
3.280% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	3,956,043
3.478% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,215,181
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	5,927,500
New York Life Global Funding
1.500% due 10/24/19 ~	4,000,000	3,954,852
3.250% due 08/06/21 ~	1,500,000	1,502,412
3.287% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	1,973,686
PNC Bank NA 2.450% due 11/05/20	3,700,000	3,654,914
Protective Life Global Funding 3.333% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	2,977,390
Royal Bank of Canada (Canada)
2.150% due 10/26/20	2,000,000	1,968,942
3.455% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	5,909,027
3.700% due 10/05/23	1,000,000	1,004,663
SL Green Operating Partnership LP REIT 3.609% (USD LIBOR + 0.980%) due 08/16/21 §	3,000,000	2,982,813
Sumitomo Mitsui Financial Group Inc (Japan)
2.650% due 07/23/20	2,000,000	1,979,851
2.784% due 07/12/22	2,500,000	2,437,113
2.846% due 01/11/22	1,510,000	1,482,826
3.189% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,092,475
3.236% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,443,413
3.310% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	4,974,471
SunTrust Bank
3.149% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	5,935,721
3.525% due 10/26/21	2,800,000	2,804,098
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	2,000,000	1,978,343
2.450% due 03/30/21	2,300,000	2,255,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
The Bank of Nova Scotia (Canada) 2.500% due 01/08/21	$1,500,000	$1,481,529
The Toronto-Dominion Bank (Canada) 3.090% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	9,916,042
UBS Group Funding Switzerland AG (Switzerland) 2.650% due 02/01/22 ~	2,500,000	2,420,643
United Overseas Bank Ltd (Singapore) 3.200% due 04/23/21 ~	2,000,000	2,001,719
US Bank NA
2.050% due 10/23/20	2,100,000	2,061,608
3.050% due 07/24/20	3,750,000	3,745,791
3.104% due 05/21/21	4,000,000	3,994,752
USAA Capital Corp 3.000% due 07/01/20 ~	3,000,000	2,997,200
Wells Fargo & Co
2.600% due 07/22/20	2,940,000	2,911,683
2.625% due 07/22/22	7,000,000	6,752,879
3.597% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,710,677
Wells Fargo Bank NA 3.325% due 07/23/21	5,000,000	4,996,129
Westpac Banking Corp (Australia)
2.800% due 01/11/22	2,000,000	1,963,169
3.336% (USD LIBOR + 0.720%) due 05/15/23 §	5,000,000	4,950,484
3.523% (USD LIBOR + 0.710%) due 06/28/22 §	4,000,000	3,981,228
Zions Bancorp NA 3.500% due 08/27/21	1,750,000	1,745,727

		232,762,563

Industrial - 0.6%

Union Pacific Corp 3.200% due 06/08/21	2,350,000	2,361,982
United Technologies Corp 3.350% due 08/16/21	4,000,000	3,991,493

		6,353,475

Technology - 1.4%

Apple Inc
2.400% due 01/13/23	4,200,000	4,077,812
2.400% due 05/03/23	3,000,000	2,902,387
Fiserv Inc 3.800% due 10/01/23	2,200,000	2,215,907
Hewlett Packard Enterprise Co 3.515% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,082,543
Oracle Corp 2.500% due 10/15/22	2,000,000	1,947,449
salesforce.com Inc 3.250% due 04/11/23	1,500,000	1,508,499

		14,734,597

Utilities - 2.9%

American Electric Power Co Inc 3.650% due 12/01/21	1,250,000	1,260,195
CenterPoint Energy Inc 3.600% due 11/01/21	950,000	952,578
Commonwealth Edison Co 4.000% due 08/01/20	2,100,000	2,129,892
Consolidated Edison Co of New York Inc 3.222% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	2,971,496
Dominion Energy Inc 2.579% due 07/01/20	3,100,000	3,052,113
Duke Energy Corp 1.800% due 09/01/21	1,705,000	1,632,926

	Principal Amount	Value
Electricite de France SA (France) 4.600% due 01/27/20 ~	$1,500,000	$1,521,899
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,357,277
NextEra Energy Capital Holdings Inc 3.342% due 09/01/20	2,200,000	2,204,864
Sempra Energy
1.625% due 10/07/19	3,000,000	2,959,116
2.400% due 02/01/20	2,000,000	1,973,399
3.238% (USD LIBOR + 0.450%) due 03/15/21 §	2,000,000	1,959,875
Southern California Edison Co 2.900% due 03/01/21	3,000,000	2,963,730
WEC Energy Group Inc 3.375% due 06/15/21	2,100,000	2,099,825

		30,039,185

Total Corporate Bonds & Notes (Cost $514,713,307)		510,814,177

ASSET-BACKED SECURITIES - 19.2%

Ally Auto Receivables Trust
1.810% due 06/15/20	893,490	891,515
2.397% due 07/15/19	1,134,384	1,134,134
2.720% due 05/17/21	8,000,000	7,988,044
American Express Credit Account Master Trust 1.640% due 12/15/21	32,400,000	32,250,276
AmeriCredit Automobile Receivables Trust
1.830% due 05/18/21	1,924,940	1,918,344
1.980% due 12/20/21	1,500,000	1,488,871
2.300% due 02/18/22	3,750,000	3,713,916
2.429% due 08/19/19	656,074	655,853
2.710% due 07/19/21	1,622,844	1,620,173
2.860% due 11/18/21	9,000,000	8,983,678
Capital Auto Receivables Asset Trust
2.540% due 10/20/20 ~	2,236,171	2,231,902
3.020% due 02/22/21 ~	3,000,000	2,998,813
Chase Issuance Trust
1.270% due 07/15/21	1,300,000	1,288,722
1.370% due 06/15/21	10,600,000	10,521,287
1.580% due 08/15/21	5,000,000	4,959,828
Citibank Credit Card Issuance Trust
1.740% due 01/19/21	2,465,000	2,463,435
1.800% due 09/20/21	9,115,000	9,042,753
2.150% due 07/15/21	7,317,000	7,287,493
CNH Equipment Trust 1.840% due 03/15/21	1,125,685	1,120,736
Ford Credit Auto Owner Trust
1.800% due 09/15/20	2,208,735	2,204,611
2.960% due 09/15/21	6,000,000	5,999,876
GM Financial Consumer Automobile Receivables Trust
2.740% due 07/16/21	5,500,000	5,491,206
2.930% due 11/16/21	4,500,000	4,501,994
Honda Auto Receivables Owner Trust
1.800% due 01/21/20	742,206	740,467
2.360% due 06/15/20	2,790,006	2,784,142
2.660% due 12/18/20	2,977,906	2,971,413
2.670% due 12/21/20	10,000,000	9,976,553
John Deere Owner Trust
2.420% due 10/15/20	2,200,948	2,196,908
2.830% due 04/15/21	2,750,000	2,749,211
Mercedes-Benz Auto Receivables Trust 2.710% due 04/15/21	6,000,000	5,989,330
Navient Student Loan Trust
2.746% (USD LIBOR + 0.240%) due 09/27/66 § ~	2,408,512	2,408,730
2.746% (USD LIBOR + 0.240%) due 03/25/67 § ~	2,357,003	2,357,315
2.776% (USD LIBOR + 0.270%) due 03/25/67 § ~	4,566,501	4,563,859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
Nelnet Student Loan Trust
2.590% (USD LIBOR + 0.100%) due 01/25/30 §	$1,722,601	$1,722,000
2.763% (USD LIBOR + 0.110%) due 08/23/27 §	1,555,358	1,550,877
Nissan Auto Receivables Owner Trust
2.390% due 12/15/20	2,723,377	2,716,652
3.070% due 10/15/21	2,500,000	2,504,957
Santander Drive Auto Receivables Trust
1.890% due 06/15/21	1,715,453	1,711,125
2.080% due 02/16/21	296,670	296,463
2.100% due 06/15/21	2,691,074	2,684,690
2.580% due 10/15/20	1,814,653	1,812,697
2.730% due 04/15/21	3,000,000	2,994,598
2.780% due 03/15/21	4,261,125	4,255,453
2.970% due 07/15/21	5,600,000	5,594,817
SLM Student Loan Trust
2.580% (USD LIBOR + 0.090%) due 10/25/24 §	727,956	727,347
2.590% (USD LIBOR + 0.100%) due 01/27/25 §	56,232	56,231
2.590% (USD LIBOR + 0.100%) due 04/25/27 §	1,049,478	1,048,772
3.040% (USD LIBOR + 0.550%) due 04/27/26 § ~	1,183,165	1,185,823
3.040% (USD LIBOR + 0.550%) due 10/26/26 §	526,096	526,245
Toyota Auto Receivables Owner Trust
1.740% due 08/17/20	1,985,536	1,977,995
2.640% due 03/15/21	3,000,000	2,992,698
2.980% due 08/15/21	4,000,000	4,005,564
Verizon Owner Trust
1.420% due 01/20/21 ~	616,108	613,862
2.060% due 09/20/21 ~	2,000,000	1,985,440

Total Asset-Backed Securities (Cost $200,236,775)		200,459,694

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 43.8%

U.S. Treasury Notes - 43.8%

0.750% due 08/15/19	$14,000,000	$13,842,800
1.125% due 01/31/19 ‡	112,100,000	111,993,657
1.375% due 07/31/19 ‡	50,000,000	49,661,041
1.750% due 03/31/22	8,000,000	7,822,337
2.000% due 01/31/20 ‡	55,500,000	55,143,194
2.000% due 01/15/21	10,000,000	9,899,308
2.000% due 07/31/22	10,000,000	9,837,762
2.500% due 05/31/20	18,500,000	18,484,740
2.750% due 09/30/20	10,000,000	10,037,846
2.750% due 11/30/20 ‡	50,000,000	50,225,925
2.875% due 11/15/21	31,000,000	31,347,242
3.125% due 05/15/19 ‡	88,750,000	88,950,859

Total U.S. Treasury Obligations (Cost $456,860,918)		457,246,711

	Shares
SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	5,901,581	5,901,581

Total Short-Term Investment (Cost $5,901,581)		5,901,581

TOTAL INVESTMENTS - 112.6% (Cost $1,177,712,581)		1,174,422,163

DERIVATIVES - (12.8%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(133,391,190)

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,305,024

NET ASSETS - 100.0%		$1,043,335,997

Notes to Schedule of Investments

(a)

As of December 31, 2018, investments with a total aggregate value of $187,808,255 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(b)	Open futures contracts outstanding as of December 31, 2018 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	03/19	112	$9,780,400	$9,609,600	$170,800
S&P 500 E-Mini Index	03/19	121	15,762,670	15,156,460	606,210

Total Futures Contracts					$777,010

(c)	Swap agreements outstanding as of December 31, 2018 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.440%	Z	BRC	03/14/19	$22,703,203	($1,186,310)	$—	($1,186,310)
MSCI World Index	3-Month USD-LIBOR - 0.065%	Z	JPM	03/14/19	325,676,417	(31,769,001)	—	(31,769,001)
Russell 1000 Index	3-Month USD-LIBOR + 0.530%	Z	JPM	03/14/19	5,147,975	(632,694)	—	(632,694)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.380%	Z	JPM	03/14/19	32,443,245	(3,715,902)	—	(3,715,902)
Russell 2000 Index	3-Month USD-LIBOR	Z	MSC	03/14/19	6,572,860	(701,530)	—	(701,530)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.340%	Z	MSC	03/14/19	19,843,447	(1,420,504)	—	(1,420,504)
MSCI World Index	3-Month USD-LIBOR - 0.140%	Z	BRC	05/16/19	2,003,682	(242,123)	—	(242,123)
S&P 500 Index	3-Month USD-LIBOR + 0.500%	Z	BRC	05/16/19	25,385,812	(2,592,304)	—	(2,592,304)
S&P Mid-Cap 400 Index	3-Month USD-LIBOR + 0.340%	Z	JPM	05/16/19	89,715,469	(13,732,221)	—	(13,732,221)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	05/16/19	$63,074,578	($10,103,469)	$—	($10,103,469)
MSCI Japan Index	3-Month USD-LIBOR + 0.150%	Z	MSC	05/16/19	3,752,840	(622,031)	—	(622,031)
MSCI World Index	3-Month USD-LIBOR - 0.120%	Z	MSC	05/16/19	488,766,512	(61,203,856)	—	(61,203,856)
MSCI World Index	3-Month USD-LIBOR - 0.290%	Z	CIT	08/15/19	1,010,318	(123,915)	—	(123,915)
MSCI World Index	3-Month USD-LIBOR - 0.300%	Z	CIT	08/15/19	268,553,574	(33,688,964)	—	(33,688,964)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.150%	Z	CIT	08/15/19	48,179,597	(7,217,713)	—	(7,217,713)
Russell 1000 Index	3-Month USD-LIBOR + 0.170%	Z	MSC	08/15/19	2,006,441	(221,579)	—	(221,579)
Russell 2000 Index	3-Month USD-LIBOR - 0.100%	Z	MSC	08/15/19	2,013,003	(411,369)	—	(411,369)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	MSC	08/15/19	57,471,010	(8,248,438)	—	(8,248,438)
Russell 2000 Index	3-Month USD-LIBOR - 0.040%	Z	BOA	11/15/19	2,511,506	(367,799)	—	(367,799)
MSCI World Index	3-Month USD-LIBOR - 0.195%	Z	CIT	11/15/19	117,269,133	(11,776,750)	—	(11,776,750)
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	GSC	11/15/19	3,165,374	(308,064)	—	(308,064)
MSCI World Index	3-Month USD-LIBOR - 0.190%	Z	GSC	11/15/19	7,409,357	(659,895)	—	(659,895)
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	JPM	11/15/19	53,279,861	(5,010,027)	—	(5,010,027)
MSCI Pacific Index	3-Month USD-LIBOR + 0.025%	Z	SGN	11/15/19	2,158,342	(219,264)	—	(219,264)
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.220%	Z	SGN	11/15/19	29,216,958	(2,551,515)	—	(2,551,515)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.220%	Z	SGN	11/15/19	21,269,956	(2,608,719)	—	(2,608,719)

						($201,335,956)	$—	($201,335,956)

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	3-Month USD-LIBOR + 0.080%	Z	BRC	03/14/19	$61,683,884	$8,856,054	$—	$8,856,054
S&P 500 Index	3-Month USD-LIBOR + 0.520%	Z	GSC	03/14/19	24,398,398	1,623,514	—	1,623,514
MSCI EAFE Index	3-Month USD-LIBOR + 0.200%	Z	MSC	03/14/19	6,558,612	421,703	—	421,703
MSCI Canada Index	3-Month USD-LIBOR - 0.440%	Z	BRC	05/16/19	21,323,971	2,849,227	—	2,849,227
MSCI Europe Index	3-Month USD-LIBOR - 0.270%	Z	BRC	05/16/19	89,467,806	14,580,761	—	14,580,761
MSCI Pacific Index	3-Month USD-LIBOR + 0.150%	Z	BRC	05/16/19	59,034,942	9,220,979	—	9,220,979
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.380%	Z	GSC	05/16/19	8,118,948	1,013,015	—	1,013,015
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.340%	Z	GSC	05/16/19	15,714,227	2,285,285	—	2,285,285
Russell 1000 Value Index	3-Month USD-LIBOR + 0.430%	Z	JPM	05/16/19	29,434,197	3,292,574	—	3,292,574
Russell 2000 Index	3-Month USD-LIBOR - 0.080%	Z	JPM	05/16/19	1,527,132	246,856	—	246,856
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.440%	Z	MSC	05/16/19	23,922,997	2,400,188	—	2,400,188
MSCI Canada Index	3-Month USD-LIBOR - 0.750%	Z	BRC	08/15/19	1,003,341	164,218	—	164,218
MSCI Pacific Index	3-Month USD-LIBOR + 0.080%	Z	BRC	08/15/19	6,993,777	1,010,367	—	1,010,367
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	CIT	08/15/19	29,132,719	4,419,476	—	4,419,476
MSCI Europe Index	3-Month USD-LIBOR - 0.180%	Z	CIT	08/15/19	13,098,545	2,047,814	—	2,047,814
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	6,034,578	721,312	—	721,312
Russell 1000 Value Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	9,999,752	1,011,791	—	1,011,791
Russell Mid-Cap Index	3-Month USD-LIBOR	Z	GSC	08/15/19	1,002,540	147,218	—	147,218
S&P Mid-Cap 400 Index	3-Month USD-LIBOR	Z	GSC	08/15/19	7,011,906	1,229,257	—	1,229,257
DJ Industrial Average Index	3-Month USD-LIBOR + 0.140%	Z	MSC	08/15/19	8,996,094	732,009	—	732,009
S&P 500 Index	3-Month USD-LIBOR + 0.130%	Z	MSC	08/15/19	34,097,730	3,560,320	—	3,560,320
Russell 1000 Index	3-Month USD-LIBOR + 0.310%	Z	BOA	11/15/19	30,501,803	3,140,563	—	3,140,563
MSCI Canada Index	3-Month USD-LIBOR - 0.460%	Z	SGN	11/15/19	17,636,258	2,193,255	—	2,193,255

						$67,167,756	$—	$67,167,756

Total Swap Agreements						($134,168,200)	$—	($134,168,200)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$510,814,177	$—	$510,814,177	$—
	Asset-Backed Securities	200,459,694	—	200,459,694	—
	U.S. Treasury Obligations	457,246,711	—	457,246,711	—
	Short-Term Investment	5,901,581	5,901,581	—	—
	Derivatives:
	Equity Contracts
	Futures	777,010	777,010	—	—
	Swaps	67,167,756	—	67,167,756	—

	Total Assets - Derivatives	67,944,766	777,010	67,167,756	—

	Total Assets	1,242,366,929	6,678,591	1,235,688,338	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(201,335,956)	—	(201,335,956)	—

	Total Liabilities	(201,335,956)	—	(201,335,956)	—

	Total	$1,041,030,973	$6,678,591	$1,034,352,382	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.6%

Basic Materials - 1.4%

Orion Engineered Carbons SA (Luxembourg)	33,350	$843,088

Communications - 7.0%

A10 Networks Inc *	105,616	659,044
Criteo SA ADR (France) *	20,358	462,534
Extreme Networks Inc *	110,540	674,294
Finisar Corp *	55,094	1,190,030
Houghton Mifflin Harcourt Co *	77,157	683,611
Scholastic Corp	15,602	628,137

		4,297,650

Consumer, Cyclical - 12.9%

Anixter International Inc *	8,888	482,707
Bloomin’ Brands Inc	42,442	759,287
BMC Stock Holdings Inc *	27,577	426,892
Citi Trends Inc	28,850	588,251
Cooper-Standard Holdings Inc *	8,931	554,794
Hawaiian Holdings Inc	23,930	631,991
Knoll Inc	26,704	440,082
Red Robin Gourmet Burgers Inc *	21,972	587,092
REV Group Inc	38,014	285,485
Signet Jewelers Ltd	16,327	518,709
Skechers U.S.A. Inc ‘A’ *	23,830	545,469
SkyWest Inc	17,374	772,622
Taylor Morrison Home Corp ‘A’ *	52,585	836,101
Tower International Inc	23,229	552,850

		7,982,332

Consumer, Non-Cyclical - 10.7%

Booz Allen Hamilton Holding Corp	12,066	543,815
Cott Corp	55,294	770,798
Fresh Del Monte Produce Inc	15,344	433,775
ICON PLC *	7,125	920,621
Molina Healthcare Inc *	6,145	714,172
Nomad Foods Ltd (United Kingdom) *	46,820	782,830
NutriSystem Inc	17,320	760,002
Sotheby’s*	22,051	876,307
Viad Corp	6,780	339,610
WellCare Health Plans Inc *	2,052	484,457

		6,626,387

Energy - 6.5%

Dril-Quip Inc *	12,020	360,961
Helix Energy Solutions Group Inc *	37,480	202,767
MRC Global Inc *	39,960	488,711
Oasis Petroleum Inc *	80,690	446,216
Oil States International Inc *	28,438	406,095
Patterson-UTI Energy Inc	44,330	458,815
QEP Resources Inc *	97,350	548,080
RPC Inc	43,600	430,332
SM Energy Co	31,314	484,741
SRC Energy Inc *	41,340	194,298

		4,021,016

Financial - 29.5%

1st Source Corp	10,369	418,285
Armada Hoffler Properties Inc REIT	44,536	626,176
Associated Banc-Corp	36,280	717,981
BankUnited Inc	27,303	817,452
City Office REIT Inc	70,269	720,257
Empire State Realty Trust Inc ‘A’ REIT	53,801	765,588
Essent Group Ltd *	22,390	765,290
First American Financial Corp	15,355	685,447
Fulton Financial Corp	10,480	162,230
Heritage Financial Corp	24,072	715,420
IBERIABANK Corp	11,386	731,892

	Shares	Value

Independence Realty Trust Inc REIT	87,984	$807,693
Independent Bank Group Inc	16,550	757,494
Kemper Corp	2,860	189,847
National Storage Affiliates Trust REIT	35,430	937,478
Sandy Spring Bancorp Inc	23,987	751,753
Selective Insurance Group Inc	12,195	743,163
STAG Industrial Inc REIT	36,578	910,061
State Auto Financial Corp	12,560	427,542
Sterling Bancorp	49,310	814,108
Synovus Financial Corp	20,750	663,793
Texas Capital Bancshares Inc *	15,741	804,208
TriCo Bancshares	11,550	390,275
Umpqua Holdings Corp	47,180	750,162
Webster Financial Corp	14,260	702,875
WSFS Financial Corp	18,695	708,727
Zions Bancorp	18,144	739,187

		18,224,384

Industrial - 12.8%

AAR Corp	6,255	233,562
AECOM * l	-	18
Air Transport Services Group Inc *	25,050	571,391
Atlas Air Worldwide Holdings Inc *	7,050	297,440
Columbus Mckinnon Corp	10,037	302,515
Covenant Transportation Group Inc ‘A’ *	17,703	339,898
EnerSys	7,755	601,866
Granite Construction Inc	12,910	520,015
Graphic Packaging Holding Co	79,271	843,443
MYR Group Inc *	6,960	196,063
Oshkosh Corp	11,460	702,613
Primoris Services Corp	27,692	529,748
Regal Beloit Corp	9,300	651,465
Sanmina Corp *	7,846	188,775
SPX FLOW Inc *	8,572	260,760
Terex Corp	13,879	382,644
Trinseo SA	16,519	756,240
Tutor Perini Corp *	35,020	559,269

		7,937,725

Technology - 12.7%

CommVault Systems Inc *	7,105	419,834
CSG Systems International Inc	19,970	634,447
Kulicke & Soffa Industries Inc (Singapore)	42,860	868,772
Luxoft Holding Inc *	22,964	698,565
MagnaChip Semiconductor Corp (South Korea) *	76,549	475,369
MaxLinear Inc *	32,030	563,728
Mellanox Technologies Ltd (Israel) *	4,990	460,976
NCR Corp *	36,640	845,651
NetScout Systems Inc *	29,262	691,461
Unisys Corp *	48,320	561,962
Verint Systems Inc *	21,830	923,627
WNS Holdings Ltd ADR (India) *	17,540	723,700

		7,868,092

Utilities - 5.1%

Black Hills Corp	12,356	775,710
PNM Resources Inc	21,538	884,996
Portland General Electric Co	17,290	792,747
Southwest Gas Holdings Inc	8,760	670,140

		3,123,593

Total Common Stocks (Cost $60,570,945)		60,924,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,029,282	$1,029,282

Total Short-Term Investment (Cost $1,029,282)		1,029,282

TOTAL INVESTMENTS - 100.3% (Cost $61,600,227)		61,953,549

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(176,454)

NET ASSETS - 100.0%		$61,777,095

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$60,924,267	$60,924,267	$—	$—
	Short-Term Investment	1,029,282	1,029,282	—	—

	Total	$61,953,549	$61,953,549	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 1.9%

Brazil - 1.8%

Itau Unibanco Holding SA ADR	75,220	$687,511
Lojas Americanas SA	319,418	1,619,466

		2,306,977

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	567,139	62,075

Total Preferred Stocks (Cost $1,756,062)		2,369,052

COMMON STOCKS - 96.2%

Argentina - 0.8%

MercadoLibre Inc	3,200	937,120

Brazil - 4.1%

Atacadao Distribuicao Comercio e Industria Ltda	362,000	1,688,761
B3 SA - Brasil Bolsa Balcao	305,253	2,109,119
Vale SA ADR	105,460	1,391,017

		5,188,897

Chile - 1.0%

Banco de Chile	1,512,546	216,137
SACI Falabella	144,386	1,058,307

		1,274,444

China - 20.9%

Alibaba Group Holding Ltd ADR *	54,654	7,491,424
China International Capital Corp Ltd ‘H’ ~	317,600	594,746
Dong-E-E-Jiao Co Ltd ‘A’	98,200	567,124
Huazhu Group Ltd ADR	86,276	2,470,082
Innovent Biologics Inc * ~	48,500	149,269
Jiangsu Hengrui Medicine Co Ltd ‘A’	205,056	1,581,098
Meituan Dianping ‘B’ *◇Ω	156,500	833,276
Meituan Dianping ‘B’ *	115,200	645,659
Pinduoduo Inc ADR *	50,550	1,134,342
Ping An Healthcare and Technology Co Ltd * ~	8,548	30,054
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	57,000	176,157
Sinopharm Group Co Ltd ‘H’	531,800	2,239,014
Sunny Optical Technology Group Co Ltd	75,100	667,942
Tencent Holdings Ltd	122,122	4,894,693
Wuxi Biologics Cayman Inc * ~	87,000	555,805
Yum China Holdings Inc	26,960	903,969
ZTO Express Cayman Inc ADR	82,160	1,300,593

		26,235,247

Colombia - 0.5%

Grupo Aval Acciones y Valores SA ADR	100,579	593,416
Grupo de Inversiones Suramericana SA	9,264	91,285

		684,701

Egypt - 0.5%

Commercial International Bank Egypt SAE	136,169	563,227

France - 6.4%

Kering SA	10,747	5,034,636
LVMH Moet Hennessy Louis Vuitton SE	10,066	2,947,085

		7,981,721

Hong Kong - 6.5%

AIA Group Ltd	454,200	3,772,955
Hong Kong Exchanges & Clearing Ltd	77,427	2,238,311

	Shares	Value

Hutchison China MediTech Ltd ADR *	13,580	$313,562
Jardine Strategic Holdings Ltd	50,070	1,835,774

		8,160,602

India - 12.2%

Apollo Hospitals Enterprise Ltd	25,985	467,671
Biocon Ltd	95,995	865,259
Cholamandalam Investment and Finance Co Ltd	25,698	463,369
Housing Development Finance Corp Ltd	177,406	4,998,288
Kotak Mahindra Bank Ltd	241,110	4,337,361
Oberoi Realty Ltd	16,078	101,454
Odisha Cement Ltd *	10,834	170,545
Tata Consultancy Services Ltd	54,301	1,472,364
UltraTech Cement Ltd	13,359	763,024
Zee Entertainment Enterprises Ltd	254,771	1,737,854

		15,377,189

Indonesia - 1.1%

P.T. Bank Central Asia Tbk	416,900	753,943
P.T. Indocement Tunggal Prakarsa Tbk	465,200	597,443

		1,351,386

Italy - 1.1%

Moncler SpA	1,845	61,397
PRADA SpA	404,000	1,333,031

		1,394,428

Malaysia - 0.0%

Genting Bhd	25,000	36,882

Mexico - 6.0%

Alsea SAB de CV	134,724	351,280
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	462,216	572,956
Fomento Economico Mexicano SAB de CV	240,088	2,064,451
Fomento Economico Mexicano SAB de CV ADR	11,480	987,854
Grupo Aeroportuario del Sureste SAB de CV ‘B’	44,842	676,381
Grupo Financiero Inbursa SAB de CV ‘O’	768,379	1,109,261
Grupo Mexico SAB de CV ‘B’	609,367	1,258,006
Wal-Mart de Mexico SAB de CV	196,768	500,437

		7,520,626

Peru - 1.4%

Credicorp Ltd	7,790	1,726,809

Philippines - 4.0%

Ayala Corp	27,920	477,336
Ayala Land Inc	1,157,700	894,814
BDO Unibank Inc	59,610	148,247
Jollibee Foods Corp	159,300	883,958
SM Investments Corp	98,932	1,725,940
SM Prime Holdings Inc	1,337,670	909,721

		5,040,016

Russia - 8.0%

LUKOIL PJSC ADR	16,932	1,212,580
Novatek PJSC GDR ~	34,070	5,821,364
Polyus PJSC GDR ~	9,100	355,810
Sberbank of Russia PJSC	427,932	1,154,594
Yandex NV ‘A’ *	57,280	1,566,608

		10,110,956

South Africa - 2.7%

FirstRand Ltd	507,548	2,311,816
Shoprite Holdings Ltd	77,704	1,026,440
Steinhoff International Holdings NV *	369,477	44,170

		3,382,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value

South Korea - 6.1%

Amorepacific Corp	5,326	$1,002,117
AMOREPACIFIC Group	4,687	305,842
Kakao Corp	4,101	378,789
LG Household & Health Care Ltd	2,099	2,074,476
NAVER Corp	11,895	1,303,643
Samsung Biologics Co Ltd * ~	3,771	1,311,685
Samsung Electronics Co Ltd	37,917	1,319,956

		7,696,508

Switzerland - 3.8%

Glencore PLC	1,291,266	4,801,012

Taiwan - 5.5%

Taiwan Semiconductor Manufacturing Co Ltd	948,995	6,890,874

Thailand - 0.5%

The Siam Commercial Bank PCL	160,800	660,051

Turkey - 1.6%

Akbank T.A.S.	442,654	571,052
Anadolu Efes Biracilik Ve Malt Sanayii AS	142,292	554,333
BIM Birlesik Magazalar AS	24,573	403,919
Turkiye Garanti Bankasi AS	319,389	478,725

		2,008,029

United Arab Emirates - 1.5%

DP World Ltd	81,369	1,391,410
Emaar Properties PJSC	468,870	527,115

		1,918,525

Total Common Stocks (Cost $88,759,521)		120,941,676

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	2,792,822	2,792,822

Total Short-Term Investment (Cost $2,792,822)		2,792,822

TOTAL INVESTMENTS - 100.3% (Cost $93,308,405)		126,103,550

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(357,403)

NET ASSETS - 100.0%		$125,746,147

Notes to Schedule of Investments

(a)	As of December 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.3%
Communications	16.7%
Consumer, Cyclical	16.4%
Consumer, Non-Cyclical	14.4%
Technology	7.7%
Basic Materials	6.2%
Energy	5.6%
Industrial	3.3%
Others (each less than 3.0%)	3.7%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Restricted securities as of December 31, 2018 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Meituan Dianping ‘B’ (Acq 09/20/18)	$1,389,803	$833,276	0.7%

(c)

An investment with a value of $833,276 or 0.7% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$2,306,977	$687,511	$1,619,466	$—
	India	62,075	—	62,075	—

	Total Preferred Stocks	2,369,052	687,511	1,681,541	—

	Common Stocks
	Argentina	937,120	937,120	—	—
	Brazil	5,188,897	1,391,017	3,797,880	—
	Chile	1,274,444	216,137	1,058,307	—
	China	26,235,247	13,625,836	12,609,411	—
	Colombia	684,701	684,701	—	—
	Egypt	563,227	563,227	—	—
	France	7,981,721	—	7,981,721	—
	Hong Kong	8,160,602	313,562	7,847,040	—
	India	15,377,189	—	15,377,189	—
	Indonesia	1,351,386	—	1,351,386	—
	Italy	1,394,428	—	1,394,428	—
	Malaysia	36,882	—	36,882	—
	Mexico	7,520,626	7,520,626	—	—
	Peru	1,726,809	1,726,809	—	—
	Philippines	5,040,016	—	5,040,016	—
	Russia	10,110,956	1,566,608	8,544,348	—
	South Africa	3,382,426	44,170	3,338,256	—
	South Korea	7,696,508	—	7,696,508	—
	Switzerland	4,801,012	—	4,801,012	—
	Taiwan	6,890,874	—	6,890,874	—
	Thailand	660,051	—	660,051	—
	Turkey	2,008,029	—	2,008,029	—
	United Arab Emirates	1,918,525	1,391,410	527,115	—

	Total Common Stocks	120,941,676	29,981,223	90,960,453	—

	Short-Term Investment	2,792,822	2,792,822	—	—

	Total	$126,103,550	$33,461,556	$92,641,994	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.2%

Australia - 1.8%

Amcor Ltd	23,850	$222,698
Orica Ltd	8,770	106,595
Rio Tinto PLC	11,811	565,657

		894,950

Belgium - 1.4%

KBC Group NV	11,338	729,476

Brazil - 0.6%

Ambev SA ADR	72,371	283,694

Canada - 3.2%

Canadian National Railway Co	13,258	982,550
Suncor Energy Inc	23,864	666,521

		1,649,071

China - 2.0%

Baidu Inc ADR *	2,307	365,890
Yum China Holdings Inc	19,810	664,229

		1,030,119

Denmark - 2.4%

Carlsberg AS ‘B’	3,256	346,370
Novo Nordisk AS ‘B’	19,541	897,461

		1,243,831

France - 15.3%

Air Liquide SA	10,612	1,317,753
Danone SA	9,474	667,738
Dassault Systemes SE	2,198	261,078
Engie SA	39,925	573,640
Essilor International Cie Generale d’Optique SA	4,321	547,731
Hermes International	305	169,446
L’Oreal SA	2,586	591,740
Legrand SA	7,246	409,635
LVMH Moet Hennessy Louis Vuitton SE	3,645	1,067,169
Pernod Ricard SA	6,237	1,023,621
Schneider Electric SE	16,976	1,151,505

		7,781,056

Germany - 8.6%

Bayer AG	15,698	1,091,778
Beiersdorf AG	9,806	1,022,791
Merck KGaA	5,253	540,705
MTU Aero Engines AG	1,400	254,243
ProSiebenSat.1 Media SE	17,658	314,199
SAP SE	11,376	1,129,066

		4,352,782

Hong Kong - 2.7%

AIA Group Ltd	165,862	1,377,785

India - 3.3%

Housing Development Finance Corp Ltd	21,439	604,029
Tata Consultancy Services Ltd	39,649	1,075,077

		1,679,106

Israel - 1.1%

Check Point Software Technologies Ltd *	5,376	551,846

	Shares	Value

Italy - 2.1%

Eni SPA	35,138	$555,083
Intesa Sanpaolo SPA	230,688	513,656

		1,068,739

Japan - 13.7%

Daikin Industries Ltd	7,300	775,665
Denso Corp	12,300	544,493
FANUC Corp	2,600	394,575
Hoya Corp	22,300	1,344,691
Japan Tobacco Inc	27,100	643,926
Kubota Corp	42,100	598,398
Kyocera Corp	12,400	619,815
Olympus Corp	23,800	727,917
Shin-Etsu Chemical Co Ltd	3,900	299,648
Terumo Corp	18,200	1,026,573

		6,975,701

Netherlands - 4.4%

Akzo Nobel NV	10,851	873,876
ING Groep NV	67,197	722,812
Randstad NV	13,406	614,665

		2,211,353

Singapore - 1.5%

DBS Group Holdings Ltd	45,200	786,021

Spain - 1.9%

Amadeus IT Group SA	13,526	941,107

Sweden - 0.8%

Essity AB ‘B’	16,775	412,354

Switzerland - 13.5%

Julius Baer Group Ltd	10,027	357,327
Kuehne + Nagel International AG	507	65,264
Nestle SA	24,088	1,955,049
Novartis AG	11,808	1,011,288
Roche Holding AG	6,133	1,522,572
Sika AG	3,007	381,960
UBS Group AG	73,542	917,307
Zurich Insurance Group AG	2,105	627,477

		6,838,244

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co Ltd ADR	18,901	697,636

United Kingdom - 15.7%

Barclays PLC	188,225	360,125
Compass Group PLC	48,447	1,019,559
Diageo PLC	26,251	938,064
Experian PLC	40,663	985,750
Just Eat PLC *	31,152	232,964
Linde PLC	3,816	605,766
Prudential PLC	17,714	316,309
Reckitt Benckiser Group PLC	10,207	781,615
RELX PLC	29,580	608,617
RELX PLC *	14,003	288,748
Rolls-Royce Holdings PLC *	50,146	528,289
Smiths Group PLC	20,411	355,334
Tesco PLC	134,620	326,475
WPP PLC	56,278	612,473

		7,960,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value

United States - 0.8%

QIAGEN NV *	11,223	$383,499

Total Common Stocks (Cost $31,047,178)		49,848,458

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio	230,065	230,065

Total Short-Term Investment (Cost $230,065)		230,065

TOTAL INVESTMENTS - 98.6% (Cost $31,277,243)		50,078,523

OTHER ASSETS & LIABILITIES, NET - 1.4%		693,267

NET ASSETS - 100.0%		$50,771,790

Notes to Schedule of Investments

(a)	As of December 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	37.9%
Industrial	16.1%
Financial	14.4%
Technology	9.2%
Basic Material	7.2%
Consumer, Cyclical	6.8%
Communications	3.0%
Others (each less than 3.0%)	4.0%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$894,950	$—	$894,950	$—
	Belgium	729,476	—	729,476	—
	Brazil	283,694	283,694	—	—
	Canada	1,649,071	1,649,071	—	—
	China	1,030,119	1,030,119	—	—
	Denmark	1,243,831	—	1,243,831	—
	France	7,781,056	—	7,781,056	—
	Germany	4,352,782	—	4,352,782	—
	Hong Kong	1,377,785	—	1,377,785	—
	India	1,679,106	—	1,679,106	—
	Israel	551,846	551,846	—	—
	Italy	1,068,739	—	1,068,739	—
	Japan	6,975,701	—	6,975,701	—
	Netherlands	2,211,353	—	2,211,353	—
	Singapore	786,021	—	786,021	—
	Spain	941,107	—	941,107	—
	Sweden	412,354	—	412,354	—
	Switzerland	6,838,244	—	6,838,244	—
	Taiwan	697,636	697,636	—	—
	United Kingdom	7,960,088	605,766	7,354,322	—
	United States	383,499	—	383,499	—

	Total Common Stocks	49,848,458	4,818,132	45,030,326	—

	Short-Term Investment	230,065	230,065	—	—

	Total	$50,078,523	$5,048,197	$45,030,326	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 3.7%

Accent Group Ltd	189,291	$160,053
Altium Ltd	14,405	220,489
Ansell Ltd	11,391	176,956
Asaleo Care Ltd	89,001	57,324
Australian Pharmaceutical Industries Ltd	52,648	51,195
Aveo Group »	131,657	148,383
Charter Hall Long Wale REIT	88,262	266,165
Charter Hall Retail REIT	78,966	249,192
Mayne Pharma Group Ltd *	225,000	122,781
Metcash Ltd	40,288	69,582
Nine Entertainment Co Holdings Ltd	144,992	141,072
Sandfire Resources NL	55,446	261,080
Shopping Centres Australasia Property Group REIT	150,000	269,466
Super Retail Group Ltd	30,000	148,682
Whitehaven Coal Ltd	87,381	266,289

		2,608,709

Austria - 0.6%

AT&S Austria Technologie & Systemtechnik AG	9,769	172,247
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,785	250,598

		422,845

Belgium - 0.8%

Barco NV	2,852	322,973
Fagron	15,000	245,053

		568,026

Canada - 7.5%

AGF Management Ltd ‘B’	51,300	181,121
Alaris Royalty Corp	17,400	216,544
Artis Real Estate Investment Trust REIT	23,500	159,054
Baytex Energy Corp *	75,176	132,709
Canfor Pulp Products Inc	10,000	118,737
Choice Properties REIT	24,400	205,895
Cogeco Communications Inc	4,500	216,825
Corus Entertainment Inc	60,700	211,641
Detour Gold Corp *	25,747	217,450
Dundee Precious Metals Inc *	100,500	265,016
Empire Co Ltd ‘A’	14,500	306,208
Enerplus Corp	47,400	368,728
Genworth MI Canada Inc	11,642	342,813
Hudbay Minerals Inc	35,100	166,090
Medical Facilities Corp	19,500	214,826
Parex Resources Inc *	21,800	261,083
Points International Ltd *	15,500	154,380
Precision Drilling Corp *	71,600	124,298
Premier Gold Mines Ltd *	92,600	109,204
Rocky Mountain Dealership Inc	7,376	47,653
Seven Generations Energy Ltd ‘A’ *	22,100	180,335
Sherritt International Corp *	333,900	110,061
SmartCentres REIT	10,600	239,377
Superior Plus Corp	33,000	233,988
TransAlta Corp	50,000	204,732
Trican Well Service Ltd *	55,600	48,465
WestJet Airlines Ltd	16,200	213,595

		5,250,828

China - 1.0%

China Traditional Chinese Medicine Holdings Co Ltd	346,000	201,023
Gemdale Properties & Investment Corp Ltd	2,326,886	219,810
Yangzijiang Shipbuilding Holdings Ltd	281,400	258,562

		679,395

	Shares	Value
Denmark - 2.5%

Alm Brand AS	22,889	$175,415
Dfds AS	9,000	363,229
FLSmidth & Co AS	3,395	153,131
Rockwool International AS ‘B’	1,357	354,861
Royal Unibrew AS	7,295	504,034
Spar Nord Bank AS	21,695	174,174

		1,724,844

Egypt - 0.3%

Centamin PLC	146,053	203,221

Finland - 1.4%

Finnair OYJ	30,906	251,130
Outotec OYJ *	55,360	194,016
Ramirent OYJ	29,113	181,796
Valmet OYJ	18,110	373,012

		999,954

France - 5.7%

Alstom SA	9,891	399,542
Alten SA	3,603	300,401
Arkema SA	2,407	206,637
Beneteau SA	11,941	157,037
Casino Guichard Perrachon SA	6,500	270,682
Eiffage SA	5,037	421,130
Eramet	3,921	270,583
Eutelsat Communications SA	10,772	212,221
Ipsen SA	2,655	343,522
IPSOS	7,072	166,389
Kaufman & Broad SA	5,981	228,800
Nexity SA	5,472	247,055
Rexel SA	20,000	213,042
Rothschild & Co	3,967	140,205
Teleperformance	2,700	431,919

		4,009,165

Germany - 6.0%

AIXTRON SE *	10,464	101,441
Bauer AG	10,000	137,867
Brenntag AG	9,887	431,560
Covestro AG ~	4,322	214,045
Deutz AG	32,778	193,094
DIC Asset AG	24,000	250,120
HOCHTIEF AG	3,179	429,329
Jenoptik AG	14,595	380,557
LEG Immobilien AG	4,887	509,860
Rheinmetall AG	1,823	161,662
Salzgitter AG	5,357	156,335
Scout24 AG ~	5,937	272,391
Siltronic AG	2,206	183,545
Software AG	2,955	106,750
TAG Immobilien AG	16,894	384,792
Talanx AG	7,841	267,761

		4,181,109

Hong Kong - 2.5%

Cathay Pacific Airways Ltd	151,000	214,875
Champion REIT	451,000	308,571
Dah Sing Financial Holdings Ltd	40,000	197,763
Kerry Properties Ltd	84,000	286,699
Lifestyle International Holdings Ltd	120,000	181,915
Melco International Development Ltd	96,000	194,668
Vitasoy International Holdings Ltd	104,000	395,894

		1,780,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value
Israel - 1.2%

AudioCodes Ltd	20,903	$206,522
CyberArk Software Ltd *	2,956	219,158
Gazit-Globe Ltd	27,080	188,497
Nova Measuring Instruments Ltd *	10,765	245,227

		859,404

Italy - 2.5%

A2A SPA	263,517	475,247
DiaSorin SPA	2,996	243,221
El.En. SpA	7,380	107,547
ERG SPA	16,334	309,167
Fincantieri SpA	132,562	140,345
Iren SPA	114,496	274,973
Rizzoli Corriere Della Sera Mediagroup SPA *	161,541	213,272

		1,763,772

Japan - 24.4%

Asahi Co Ltd	16,000	200,147
Asahi Diamond Industrial Co Ltd	32,200	178,552
Avex Inc	15,000	189,985
Capcom Co Ltd	20,400	404,481
Citizen Watch Co Ltd	36,500	179,755
cocokara fine Inc	4,200	204,581
Daiho Corp	9,200	295,922
Daiwabo Holdings Co Ltd	8,400	388,788
DIC Corp	8,100	247,806
DMG Mori Co Ltd	19,100	214,525
Financial Products Group Co Ltd	22,300	227,745
First-corp Inc	27,000	177,138
Foster Electric Co Ltd	9,900	114,151
Fudo Tetra Corp	12,000	185,354
Glory Ltd	8,000	179,905
Goldcrest Co Ltd	22,400	324,026
Kaken Pharmaceutical Co Ltd	4,000	177,608
Kinden Corp	12,300	199,153
Kito Corp	11,200	153,398
Kobe Bussan Co Ltd	13,800	406,502
Kureha Corp	5,900	327,440
Leopalace21 Corp	51,600	204,588
Look Holdings Inc	11,826	104,440
Marvelous Inc	24,000	171,534
Megmilk Snow Brand Co Ltd	8,300	214,867
Meidensha Corp	16,900	212,593
Meitec Corp	7,400	300,286
Mitsui Matsushima Holdings Co Ltd	12,800	158,651
Morinaga & Co Ltd	4,600	197,376
Nagase & Co Ltd	29,400	404,888
NichiiGakkan Co Ltd	7,332	68,665
Nihon Unisys Ltd	19,900	443,541
Nippon Piston Ring Co Ltd	18,700	316,572
NIPPON REIT Investment Corp	93	308,590
Nippon Thompson Co Ltd	21,225	93,865
Nippon Yakin Kogyo Co Ltd	123,300	259,904
Nisshin Steel Co Ltd	23,000	280,564
Nissin Kogyo Co Ltd	15,000	190,051
Nojima Corp	13,000	263,491
North Pacific Bank Ltd	70,200	187,222
OSJB Holdings Corp	82,100	213,772
Rengo Co Ltd	31,200	246,165
Riken Vitamin Co Ltd	8,400	271,444
Roland DG Corp	8,400	161,117
Ryobi Ltd	12,800	304,306
Sanken Electric Co Ltd	6,800	126,700
Sankyu Inc	5,000	225,769
Seven Bank Ltd	76,100	217,239
Shinoken Group Co Ltd	24,500	151,858
Ship Healthcare Holdings Inc	10,400	384,527
Sinanen Holdings Co Ltd	9,000	197,230

	Shares	Value
Sojitz Corp	57,700	$199,798
Sumitomo Mitsui Construction Co Ltd	38,000	230,857
Sumitomo Seika Chemicals Co Ltd	5,600	214,359
Tachi-S Co Ltd	15,300	199,331
Takara Leben Co Ltd	26,400	72,676
The Oita Bank Ltd	7,000	212,539
The Okinawa Electric Power Co Inc	20,706	402,083
TOA ROAD Corp	7,100	198,561
Tocalo Co Ltd	17,000	130,421
Toho Holdings Co Ltd	15,300	374,225
Toho Zinc Co Ltd	5,500	167,292
Topy Industries Ltd	8,900	182,265
Tosei Corp	41,500	315,938
Toshiba TEC Corp	8,800	204,900
Toyo Construction Co Ltd	54,800	188,502
Toyota Boshoku Corp	12,200	180,685
Tsugami Corp	38,300	222,466
UKC Holdings Corp	7,400	123,258
Ulvac Inc	8,600	248,281
Unipres Corp	12,600	212,481
Unitika Ltd *	35,000	147,929
V Technology Co Ltd	1,500	169,272
Wacom Co Ltd	55,400	229,056
Yuasa Trading Co Ltd	14,200	405,751

		17,091,703

Jordan - 0.3%

Hikma Pharmaceuticals PLC	10,403	227,493

Luxembourg - 0.5%

Orion Engineered Carbons SA	13,787	348,535

Malta - 0.3%

Kindred Group PLC SDR	23,638	217,297

Netherlands - 3.0%

ASR Nederland NV	13,119	519,106
BE Semiconductor Industries NV	6,948	146,465
Flow Traders ~	6,110	195,022
Heijmans NV *	22,152	203,102
Intertrust NV ~	15,000	251,819
Koninklijke Volkerwessels NV	8,451	133,760
OCI NV *	5,418	110,646
SBM Offshore NV	19,149	282,935
Signify NV ~	11,723	274,242

		2,117,097

New Zealand - 0.6%

Air New Zealand Ltd	100,337	209,035
Z Energy Ltd	47,574	175,495

		384,530

Norway - 0.7%

Aker Solutions ASA *	41,793	191,791
Norway Royal Salmon ASA	8,355	172,965
Norwegian Finans Holding ASA *	17,927	138,968

		503,724

Peru - 0.3%

Hochschild Mining PLC	93,716	186,793

Portugal - 0.3%

Sonae SGPS SA	211,810	196,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value

Singapore - 1.7%

Best World International Ltd	207,500	$400,122
First Resources Ltd	184,300	208,824
IGG Inc	213,000	292,099
Mapletree North Asia Commercial Trust REIT	352,209	294,690

		1,195,735

South Korea - 6.1%

Chong Kun Dang Pharmaceutical Corp	2,472	226,113
DB Insurance Co Ltd	3,585	225,781
Dong-A ST Co Ltd	2,662	249,379
Doosan Bobcat Inc *	6,309	178,622
Grand Korea Leisure Co Ltd	10,323	230,332
GS Engineering & Construction Corp	5,214	204,493
Handsome Co Ltd	7,010	227,740
Hotel Shilla Co Ltd	2,407	165,101
Huchems Fine Chemical Corp	12,878	277,336
Hyundai Marine & Fire Insurance Co Ltd	11,048	405,721
Kumho Petrochemical Co Ltd	3,078	240,999
LG Uplus Corp	25,670	405,693
OCI Co Ltd	2,313	222,194
SFA Engineering Corp	8,333	258,825
Silicon Works Co Ltd	6,688	202,008
SK Discovery Co Ltd	6,632	155,084
SL Corp	11,480	205,254
Soulbrain Co Ltd	4,160	177,671

		4,258,346

Spain - 3.2%

Atento SA *	29,000	116,290
Atlantica Yield PLC	14,082	276,007
Bankinter SA	42,363	339,926
Cia de Distribucion Integral Logista Holdings SA	11,699	292,732
Construcciones y Auxiliar de Ferrocarriles SA	7,958	330,013
Enagas SA	18,861	509,852
Faes Farma SA	60,000	204,063
Talgo SA * ~	31,083	190,805

		2,259,688

Sweden - 2.9%

Betsson AB *	26,830	221,914
Evolution Gaming Group AB ~	4,289	247,648
Fastighets AB Balder *	7,079	201,808
Hemfosa Fastigheter AB	25,544	201,574
JM AB	14,090	276,000
NetEnt AB *	47,738	196,533
Nyfosa AB *	25,544	123,225
SSAB AB ‘A’	77,457	267,136
Wihlborgs Fastigheter AB	26,200	303,760

		2,039,598

Switzerland - 6.6%

Adecco Group AG	8,326	391,342
Baloise Holding AG	2,500	345,152
Bucher Industries AG	714	192,601
Cembra Money Bank AG	3,440	272,945
Coca-Cola HBC AG	18,038	564,548
Emmi AG	386	267,975
Implenia AG	3,686	124,032
Julius Baer Group Ltd	11,016	392,572
Logitech International SA	8,864	280,001
Oriflame Holding AG	13,501	303,681
PSP Swiss Property AG	4,258	419,920
Siegfried Holding AG	821	280,793
Sonova Holding AG	2,937	482,979
Tecan Group AG	1,489	289,813

		4,608,354

	Shares	Value
United Kingdom - 11.0%

Aggreko PLC	20,168	$188,046
Barratt Developments PLC	20,839	122,924
Bellway PLC	12,757	409,302
Brewin Dolphin Holdings PLC	70,281	288,620
Charter Court Financial Services Group PLC ~	71,529	227,927
Cobham PLC *	215,976	269,281
Computacenter PLC	20,947	268,702
Dialog Semiconductor PLC *	9,530	246,958
Drax Group PLC	67,509	308,848
EI Group PLC *	147,829	342,176
Fevertree Drinks PLC	9,342	261,953
Great Portland Estates PLC REIT	40,739	342,453
Gulf Keystone Petroleum Ltd *	75,299	172,509
Hansteen Holdings PLC REIT	133,056	157,128
Inchcape PLC	43,298	304,678
International Personal Finance PLC	72,986	191,265
J D Wetherspoon PLC	17,708	250,969
Man Group PLC	68,193	115,540
OneSavings Bank PLC	59,925	267,299
Paragon Banking Group PLC	50,071	246,448
Persimmon PLC	6,821	167,973
Premier Oil PLC *	110,388	93,159
QinetiQ Group PLC	106,811	390,072
Safestore Holdings PLC REIT	73,851	476,771
Saga PLC	156,820	206,980
Spirent Communications PLC	154,110	232,571
Stagecoach Group PLC	130,000	219,550
Stock Spirits Group PLC	73,680	195,338
Tate & Lyle PLC	35,995	302,888
Taylor Wimpey PLC	63,363	110,179
WH Smith PLC	15,887	348,506

		7,727,013

United States - 0.9%

Argonaut Gold Inc *	134,900	154,149
BRP Inc	10,200	264,040
IMAX Corp *	12,377	232,811

		651,000

Total Common Stocks (Cost $78,927,017)		69,065,455

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio	348,239	348,239

Total Short-Term Investment (Cost $348,239)		348,239

TOTAL INVESTMENTS - 99.0% (Cost $79,275,256)		69,413,694

OTHER ASSETS & LIABILITIES, NET - 1.0%		723,571

NET ASSETS - 100.0%		$70,137,265

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of December 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.1%
Industrial	17.3%
Consumer, Cyclical	16.5%
Consumer, Non-Cyclical	15.4%
Basic Materials	8.4%
Technology	8.1%
Energy	4.3%
Utilities	3.7%
Communications	3.5%
Others (each less than 3.0%)	0.7%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$2,608,709	$—	$2,608,709	$—
	Austria	422,845	250,598	172,247	—
	Belgium	568,026	—	568,026	—
	Canada	5,250,828	5,250,828	—	—
	China	679,395	—	679,395	—
	Denmark	1,724,844	—	1,724,844	—
	Egypt	203,221	—	203,221	—
	Finland	999,954	—	999,954	—
	France	4,009,165	—	4,009,165	—
	Germany	4,181,109	—	4,181,109	—
	Hong Kong	1,780,385	—	1,780,385	—
	Israel	859,404	670,907	188,497	—
	Italy	1,763,772	—	1,763,772	—
	Japan	17,091,703	—	17,091,703	—
	Jordan	227,493	—	227,493	—
	Luxembourg	348,535	348,535	—	—
	Malta	217,297	—	217,297	—
	Netherlands	2,117,097	—	2,117,097	—
	New Zealand	384,530	—	384,530	—
	Norway	503,724	172,965	330,759	—
	Peru	186,793	—	186,793	—
	Portugal	196,892	—	196,892	—
	Singapore	1,195,735	—	1,195,735	—
	South Korea	4,258,346	227,740	4,030,606	—
	Spain	2,259,688	392,297	1,867,391	—
	Sweden	2,039,598	123,225	1,916,373	—
	Switzerland	4,608,354	—	4,608,354	—
	United Kingdom	7,727,013	2,042,726	5,684,287	—
	United States	651,000	651,000	—	—

	Total Common Stocks	69,065,455	10,130,821	58,934,634	—

	Short-Term Investment	348,239	348,239	—	—

	Total	$69,413,694	$10,479,060	$58,934,634	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	27,100	$323,167

Total Preferred Stocks (Cost $347,981)		323,167

COMMON STOCKS - 96.2%

Argentina - 0.6%

YPF SA ADR	27,109	362,989

Belgium - 1.1%

Ageas	16,703	751,897

Brazil - 0.2%

Petroleo Brasileiro SA ADR	12,163	158,241

Canada - 2.3%

ARC Resources Ltd	25,104	148,947
Barrick Gold Corp	51,144	690,436
Cameco Corp	17,842	202,507
Eldorado Gold Corp *	14,691	42,311
Kinross Gold Corp *	95,157	308,309
Tourmaline Oil Corp	10,786	134,153

		1,526,663

China - 5.6%

China Mobile Ltd	100,723	974,656
China Telecom Corp Ltd ‘H’	1,913,743	980,539
China Unicom Hong Kong Ltd	918,497	978,573
Dongfeng Motor Group Co Ltd ‘H’	834,191	758,184

		3,691,952

Denmark - 1.2%

AP Moller - Maersk AS ‘B’	626	787,465

Finland - 0.5%

Nokia OYJ	61,929	359,506

France - 11.6%

Air France-KLM *	77,366	840,175
Alstom SA	14,300	577,641
BNP Paribas SA	23,126	1,044,389
Cie de Saint-Gobain	34,579	1,147,903
Engie SA	46,801	672,434
Renault SA	2,996	186,630
Rexel SA	58,362	621,679
Societe Generale SA	26,658	845,181
TOTAL SA	32,928	1,736,793

		7,672,825

Germany - 3.1%

CECONOMY AG	39,795	143,442
E.ON SE	65,171	643,325
METRO AG	38,243	588,450
RWE AG	25,216	549,202
Salzgitter AG	5,078	148,193

		2,072,612

	Shares	Value

India - 1.1%

Canara Bank *	72,736	$286,282
NTPC Ltd	201,244	429,417

		715,699

Ireland - 0.9%

Bank of Ireland Group PLC	112,434	625,328

Italy - 6.3%

Assicurazioni Generali SPA	59,075	987,380
BPER Banca	111,162	428,150
Eni SPA	82,839	1,308,626
Saipem SPA *	144,544	541,662
UniCredit SPA	81,261	920,432

		4,186,250

Japan - 26.7%

Benesse Holdings Inc	5,729	145,737
Canon Inc	20,938	576,124
Chiyoda Corp	25,628	72,011
Citizen Watch Co Ltd	55,335	272,514
Dai-ichi Life Holdings Inc	44,149	685,618
DeNA Co Ltd	23,272	388,173
Eisai Co Ltd	7,213	558,429
Fuji Media Holdings Inc	12,700	175,101
Fujitsu Ltd	14,631	912,009
Gree Inc	55,292	218,509
Hitachi Metals Ltd	40,583	422,085
Honda Motor Co Ltd	51,768	1,363,831
Ibiden Co Ltd	20,353	286,022
Inpex Corp	77,550	687,157
JGC Corp	38,133	536,695
JSR Corp	47,147	707,702
Mitsubishi Estate Co Ltd	25,600	402,778
Mitsubishi Heavy Industries Ltd	26,622	955,260
Mitsubishi UFJ Financial Group Inc	211,732	1,039,108
Mizuho Financial Group Inc	691,782	1,070,351
Nikon Corp	22,639	337,211
Nippon Television Holdings Inc	24,634	362,656
Nomura Holdings Inc	125,100	474,080
Shimamura Co Ltd	6,510	498,507
Sumitomo Mitsui Financial Group Inc	34,690	1,143,558
Sumitomo Mitsui Trust Holdings Inc	22,352	813,992
T&D Holdings Inc	71,804	830,595
Takeda Pharmaceutical Co Ltd	26,062	883,358
Yahoo Japan Corp	337,558	839,750

		17,658,921

Netherlands - 3.7%

ING Groep NV	79,409	854,172
PostNL NV	116,238	265,831
Royal Dutch Shell PLC ‘B’	45,058	1,347,121

		2,467,124

Russia - 2.5%

Gazprom PJSC ADR	189,355	836,949
LUKOIL PJSC ADR	7,414	528,915
Sberbank of Russia PJSC ADR	28,868	316,393

		1,682,257

South Africa - 3.1%

Anglo American Platinum Ltd	9,044	337,185
Anglo American PLC	41,763	933,849
Gold Fields Ltd ADR	172,646	607,714
Impala Platinum Holdings Ltd *	63,738	162,586

		2,041,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Shares	Value
South Korea - 4.6%

KB Financial Group Inc	16,580	$691,665
Kia Motors Corp	27,635	832,971
KT Corp ADR	64,102	911,530
Shinhan Financial Group Co Ltd	18,078	640,976

		3,077,142

Spain - 1.1%

CaixaBank SA	193,206	699,684

Sweden - 1.0%

Telefonaktiebolaget LM Ericsson ‘B’	76,065	673,325

Switzerland - 5.5%

Adecco Group AG	19,984	939,296
Julius Baer Group Ltd	17,870	636,825
LafargeHolcim Ltd	18,966	782,700
UBS Group AG	100,827	1,257,640

		3,616,461

Taiwan - 0.9%

MediaTek Inc	40,644	302,493
Shin Kong Financial Holding Co Ltd	1,082,423	316,545

		619,038

United Kingdom - 12.6%

AstraZeneca PLC	8,487	633,520
BP PLC	260,859	1,649,067
BT Group PLC	263,265	800,482
Centrica PLC	407,858	703,544
HSBC Holdings PLC	183,653	1,515,089
J Sainsbury PLC	201,501	681,174
Kingfisher PLC	195,360	513,658
Land Securities Group PLC REIT	24,416	250,700
Marks & Spencer Group PLC	154,462	484,454
Standard Chartered PLC	112,361	873,232
The British Land Co PLC REIT	36,298	246,836

		8,351,756

Total Common Stocks (Cost $68,127,291)		63,798,469

	Shares	Value
EXCHANGE-TRADED FUND - 0.3%

iShares Core MSCI EAFE	3,600	$198,000

Total Exchange-Traded Fund (Cost $195,723)		198,000

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,110,183	1,110,183

Total Short-Term Investment (Cost $1,110,183)		1,110,183

TOTAL INVESTMENTS - 98.7% (Cost $69,781,178)		65,429,819

OTHER ASSETS & LIABILITIES, NET - 1.3%		838,330

NET ASSETS - 100.0%		$66,268,149

Notes to Schedule of Investments

(a)	As of December 31, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.2%
Energy	14.2%
Communications	11.1%
Consumer, Cyclical	9.8%
Industrial	8.7%
Basic Materials	6.9%
Consumer, Non-cyclical	6.7%
Utilities	4.5%
Technology	3.6%
Others (each less than 3.0%)	2.0%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$323,167	$—	$323,167	$—
	Common Stocks
	Argentina	362,989	362,989	—	—
	Belgium	751,897	—	751,897	—
	Brazil	158,241	158,241	—	—
	Canada	1,526,663	1,526,663	—	—
	China	3,691,952	—	3,691,952	—
	Denmark	787,465	—	787,465	—
	Finland	359,506	—	359,506	—
	France	7,672,825	—	7,672,825	—
	Germany	2,072,612	143,442	1,929,170	—
	India	715,699	—	715,699	—
	Ireland	625,328	—	625,328	—
	Italy	4,186,250	—	4,186,250	—
	Japan	17,658,921	—	17,658,921	—
	Netherlands	2,467,124	—	2,467,124	—
	Russia	1,682,257	1,682,257	—	—
	South Africa	2,041,334	607,714	1,433,620	—
	South Korea	3,077,142	911,530	2,165,612	—
	Spain	699,684	—	699,684	—
	Sweden	673,325	—	673,325	—
	Switzerland	3,616,461	—	3,616,461	—
	Taiwan	619,038	—	619,038	—
	United Kingdom	8,351,756	—	8,351,756	—

	Total Common Stocks	63,798,469	5,392,836	58,405,633	—

	Exchange-Traded Fund	198,000	198,000	—	—

	Short-Term Investment	1,110,183	1,110,183	—	—

	Total	$65,429,819	$6,701,019	$58,728,800	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.7%

Consumer, Cyclical - 4.3%

Extended Stay America Inc	33,020	$511,810
Hilton Grand Vacations Inc *	16,130	425,671
Hilton Worldwide Holdings Inc	14,275	1,024,945

		1,962,426

Financial - 93.5%

Alexandria Real Estate Equities Inc REIT	16,740	1,929,118
American Homes 4 Rent ‘A’ REIT	40,600	805,910
American Tower Corp REIT	3,427	542,117
Apartment Investment & Management Co ‘A’ REIT	34,310	1,505,523
AvalonBay Communities Inc REIT	16,400	2,854,420
Boston Properties Inc REIT	7,085	797,417
Corporate Office Properties Trust REIT	14,390	302,622
Crown Castle International Corp REIT	4,095	444,840
CubeSmart REIT	25,380	728,152
Duke Realty Corp REIT	25,920	671,328
EPR Properties REIT	15,040	963,011
Equinix Inc REIT	8,575	3,023,202
Equity LifeStyle Properties Inc REIT	7,730	750,815
Equity Residential REIT	7,410	489,134
Essex Property Trust Inc REIT	8,676	2,127,442
Extra Space Storage Inc REIT	16,610	1,502,873
First Industrial Realty Trust Inc REIT	13,310	384,127
HCP Inc REIT	16,280	454,700
Healthcare Trust of America Inc ‘A’ REIT	51,830	1,311,817
Hudson Pacific Properties Inc REIT	19,320	561,439
Invitation Homes Inc REIT	93,215	1,871,757
Kilroy Realty Corp REIT	15,580	979,670
Liberty Property Trust REIT	12,830	537,320
Physicians Realty Trust REIT	24,835	398,105
Prologis Inc REIT	55,000	3,229,600
Public Storage REIT	4,170	844,050
Regency Centers Corp REIT	29,647	1,739,686
Simon Property Group Inc REIT	15,630	2,625,684
Spirit Realty Capital Inc REIT	21,264	749,556
STORE Capital Corp REIT	47,530	1,345,574
Sun Communities Inc REIT	12,317	1,252,762
Sunstone Hotel Investors Inc REIT	60,687	789,538
Tanger Factory Outlet Centers Inc REIT	14,535	293,898
Taubman Centers Inc REIT	9,060	412,139
Terreno Realty Corp REIT	10,100	355,217
VICI Properties Inc REIT	12,818	240,722
Vornado Realty Trust REIT	6,700	415,601
Welltower Inc REIT	32,920	2,284,977
Weyerhaeuser Co REIT	12,840	280,682

		42,796,545

	Shares	Value

Technology - 1.9%

InterXion Holding NV (Netherlands) *	15,960	$864,394

Total Common Stocks (Cost $41,998,684)		45,623,365

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	11,570	11,570

Total Short-Term Investment (Cost $11,570)		11,570

TOTAL INVESTMENTS - 99.7% (Cost $42,010,254)		45,634,935

OTHER ASSETS & LIABILITIES, NET - 0.3%		121,939

NET ASSETS - 100.0%		$45,756,874

Notes to Schedule of Investments

(a)	As of December 31, 2018, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	21.1%
REITS-Diversified	14.4%
REITS-Office Property	10.0%
REITS-Warehouse/Industrial	9.8%
REITS-Health Care	9.7%
REITS-Regional Malls	7.3%
REITS-Storage	6.7%
REITS-Single Tenant	4.6%
REITS-Manufactured Homes	4.4%
Hotels & Motels	4.3%
REITS-Shopping Centers	3.8%
Others (each less than 3.0%)	3.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$45,623,365	$45,623,365	$—	$—
	Short-Term Investment	11,570	11,570	—	—

	Total	$45,634,935	$45,634,935	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 10.5%

Multi-National - 10.5%

African Development Bank 1.125% due 09/20/19	$3,000,000	$2,967,132
European Investment Bank 1.125% due 08/15/19	2,500,000	2,478,990

		5,446,122

Total Corporate Bonds & Notes (Cost $5,445,185)		5,446,122

U.S. TREASURY OBLIGATIONS - 7.4%

U.S. Treasury Notes - 7.4%

0.750% due 08/15/19	3,900,000	3,856,208

Total U.S. Treasury Obligations (Cost $3,857,062)		3,856,208

FOREIGN GOVERNMENT BONDS & NOTES - 34.4%

Canada - 6.7%

Canadian Government 0.500% due 02/01/19	CAD 4,750,000	3,475,638

France - 5.8%

French Republic Government OAT 1.000% due 05/25/19 ~	EUR 2,600,000	2,998,063

Germany - 6.6%

Bundesrepublik Deutschland Bundesanleihe 3.750% due 01/04/19 ~	3,020,000	3,460,168

Sweden - 8.6%

Sweden Government International
1.125% due 03/15/19 ~	$2,000,000	1,994,766
1.500% due 07/25/19 ~	2,500,000	2,485,700

		4,480,466

	Principal Amount	Value

United Kingdom - 6.7%

United Kingdom Gilt 1.750% due 07/22/19 ~	GBP 2,730,000	$3,498,830

Total Foreign Government Bonds & Notes (Cost $18,645,262)		17,913,165

	Shares
SHORT-TERM INVESTMENTS - 44.3%

Money Market Fund - 32.8%

BlackRock Liquidity Funds T-Fund Portfolio	17,101,959	17,101,959

	Principal Amount

U.S. Treasury Bills - 11.5%

2.174% due 01/24/19	$3,000,000	2,995,761
2.370% due 02/21/19	3,000,000	2,990,007

		5,985,768

Total Short-Term Investments (Cost $23,088,064)		23,087,727

TOTAL INVESTMENTS - 96.6% (Cost $51,035,573)		50,303,222

DERIVATIVES - 3.6%
(See Note (a) in Notes to Schedule of Investments)		1,900,032

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(134,514)

NET ASSETS - 100.0%		$52,068,740

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	690,000	USD	508,650	01/19	SSB	$—	($22,464)
CAD	640,000	USD	485,233	01/19	SSB	—	(16,212)
CHF	330,000	USD	333,904	01/19	GSC	2,394	—
COP	4,678,225,500	USD	1,417,000	01/19	GSC	22,211	—
EUR	1,185,000	USD	1,344,051	01/19	SSB	15,763	—
JPY	2,723,100,000	USD	24,057,392	01/19	JPM	822,812	—
KRW	836,000,000	USD	750,423	01/19	GSC	4	—
MXN	321,940,000	USD	15,620,039	01/19	BRC	714,172	—
NOK	65,490,000	USD	7,706,111	01/19	JPM	—	(125,493)
NZD	2,500,000	USD	1,723,132	01/19	MSC	—	(44,583)
SEK	71,450,000	USD	7,886,205	01/19	GSC	187,553	—
USD	8,128,408	AUD	11,295,000	01/19	SSB	169,755	—
USD	12,052,202	CAD	15,955,000	01/19	SSB	359,650	—
USD	7,928,795	CHF	7,955,000	01/19	GSC	—	(178,011)
USD	324,957	EUR	285,000	01/19	SSB	—	(2,087)
USD	3,344,804	GBP	2,570,000	01/19	GSC	66,073	—
USD	1,320,985	JPY	148,300,000	01/19	JPM	—	(33,991)
USD	15,221,055	KRW	17,252,000,000	01/19	BRC	—	(265,036)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	636,364	KRW	714,000,000	01/19	SSB	$—	($4,552)
USD	411,634	MXN	8,380,000	01/19	BRC	—	(13,541)
USD	25,170,111	NZD	37,105,000	01/19	MSC	257,098	—
USD	493,621	SEK	4,470,000	01/19	GSC	—	(11,483)

Total Forward Foreign Currency Contracts						$2,617,485	($717,453)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$5,446,122	$—	$5,446,122	$—
	U.S. Treasury Obligations	3,856,208	—	3,856,208	—
	Foreign Government Bonds & Notes	17,913,165	—	17,913,165	—
	Short-Term Investments	23,087,727	17,101,959	5,985,768	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,617,485	—	2,617,485	—

	Total Assets	52,920,707	17,101,959	35,818,748	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(717,453)	—	(717,453)

	Total Liabilities	(717,453)	—	(717,453)	—

	Total	$52,203,254	$17,101,959	$35,101,295	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 80.1%

Money Market Fund - 10.3%

BlackRock Liquidity Funds T-Fund Portfolio	4,845,324	$4,845,324

	Principal Amount
U.S. Treasury Bills - 69.8%

2.466% due 04/18/19	$9,002,000	8,937,346
2.484% due 04/25/19 ‡	23,933,000	23,748,706

		32,686,052

Total Short-Term Investments (Cost $37,531,923)		37,531,376

TOTAL INVESTMENTS - 80.1% (Cost $37,531,923)		37,531,376

DERIVATIVES - 0.3%
(See Notes (b) through (d) in Notes to Schedule of Investments)		122,148

OTHER ASSETS & LIABILITIES, NET - 19.6%		9,214,902

NET ASSETS - 100.0%		$46,868,426

Notes to Schedule of Investments

(a)

As of December 31, 2018, $8,015,000 in cash and an investment with a value of $1,228,657 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currencies contracts, and swap agreements

(b)	Open futures contracts outstanding as of December 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	01/19	3	$340,630	$335,283	($5,347)
CAC 40 Index	01/19	21	1,150,443	1,137,714	(12,729)
DAX Index	03/19	2	617,717	605,042	(12,675)
FTSE 100 Index	03/19	17	1,448,209	1,442,885	(5,324)
FTSE MIB Index	03/19	1	107,217	104,298	(2,919)
Hang Seng Index	01/19	1	163,148	165,085	1,937
IBEX 35 Index	01/19	3	299,385	292,754	(6,631)
MSCI SGX Index	01/19	2	49,524	50,141	617
OMX Index	01/19	19	310,767	301,894	(8,873)
S&P 500 E-Mini Index	03/19	122	16,008,464	15,281,720	(726,744)
S&P/TSE 60 Index	03/19	4	515,174	502,373	(12,801)
SPI 200 Index	03/19	6	587,851	587,533	(318)
TOPIX Index	03/19	13	1,879,221	1,771,406	(107,815)

Total Futures Contracts					($899,622)

(c)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	334,800	USD	243,074	03/19	CIT	$—	($6,937)
AUD	502,200	USD	364,611	03/19	JPM	—	(10,405)
CAD	445,601	USD	336,268	03/19	CIT	—	(9,264)
CAD	668,399	USD	504,400	03/19	JPM	—	(13,896)
CHF	298,800	USD	303,501	03/19	CIT	2,789	—
CHF	448,200	USD	455,252	03/19	JPM	4,183	—
DKK	378,400	USD	58,254	03/19	CIT	230	—
DKK	567,600	USD	87,381	03/19	JPM	344	—
EUR	969,600	USD	1,112,199	03/19	CIT	6,226	—
EUR	1,454,400	USD	1,668,301	03/19	JPM	9,337	—
GBP	468,800	USD	602,489	03/19	CIT	—	(2,631)
GBP	703,200	USD	903,735	03/19	JPM	—	(3,947)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
HKD	972,800	USD	124,674	03/19	CIT	$—	($146)
HKD	1,459,200	USD	187,011	03/19	JPM	—	(220)
ILS	74,000	USD	20,059	03/19	CIT	—	(145)
ILS	111,000	USD	30,088	03/19	JPM	—	(217)
JPY	96,199,200	USD	859,096	03/19	CIT	24,312	—
JPY	144,298,800	USD	1,288,645	03/19	JPM	36,466	—
NOK	227,200	USD	26,732	03/19	CIT	—	(362)
NOK	340,800	USD	40,098	03/19	JPM	—	(544)
NZD	11,200	USD	7,679	03/19	CIT	—	(150)
NZD	16,800	USD	11,518	03/19	JPM	—	(226)
SEK	844,800	USD	94,336	03/19	CIT	1,596	—
SEK	1,267,200	USD	141,504	03/19	JPM	2,394	—
SGD	61,600	USD	45,001	03/19	CIT	278	—
SGD	92,400	USD	67,502	03/19	JPM	417	—
USD	17,948	AUD	24,400	03/19	CIT	738	—
USD	26,922	AUD	36,600	03/19	JPM	1,107	—
USD	14,554	CAD	19,200	03/19	CIT	464	—
USD	21,831	CAD	28,800	03/19	JPM	696	—
USD	22,001	CHF	21,600	03/19	CIT	—	(140)
USD	33,001	CHF	32,400	03/19	JPM	—	(211)
USD	1,236	DKK	8,000	03/19	CIT	—	(1)
USD	1,854	DKK	12,000	03/19	JPM	—	(1)
USD	93,413	EUR	81,200	03/19	CIT	—	(250)
USD	140,120	EUR	121,800	03/19	JPM	—	(376)
USD	44,889	GBP	35,200	03/19	CIT	—	(152)
USD	67,333	GBP	52,800	03/19	JPM	—	(227)
USD	1,488	HKD	11,600	03/19	CIT	3	—
USD	2,232	HKD	17,400	03/19	JPM	4	—
USD	1,081	ILS	4,000	03/19	CIT	5	—
USD	1,622	ILS	6,000	03/19	JPM	7	—
USD	49,364	JPY	5,519,600	03/19	CIT	—	(1,323)
USD	74,046	JPY	8,279,400	03/19	JPM	—	(1,984)
USD	2,654	NOK	22,400	03/19	CIT	54	—
USD	3,981	NOK	33,600	03/19	JPM	81	—
USD	555	NZD	800	03/19	CIT	17	—
USD	832	NZD	1,200	03/19	JPM	26	—
USD	8,284	SEK	74,000	03/19	CIT	—	(119)
USD	12,426	SEK	111,000	03/19	JPM	—	(179)
USD	2,052	SGD	2,800	03/19	CIT	—	(6)
USD	3,078	SGD	4,200	03/19	JPM	—	(9)

Total Forward Foreign Currency Contracts						$91,774	($54,068)

(d)	Swap agreements outstanding as of December 31, 2018 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Dates (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	05/11/23 - 01/02/24	$40,239,098	($37,492,679)	$594,707	($325,259)	$3,666,385
JPM	M	AUD	01/11/19 - 12/30/19	717,150	(633,575)	(80,774)	(9,803)	12,604
JPM	M	GBP	02/05/19 - 01/24/20	3,717,580	(3,452,930)	37,952	41,436	261,166
JPM	M	HKD	01/11/19 - 02/04/20	692,406	(654,208)	(33,488)	(2,109)	6,819
JPM	M	SGD	02/26/19 - 12/16/19	70,097	(90,581)	20,633	(67)	216
MSC	M	CAD	05/02/19	1,709,215	(1,829,763)	151,710	(17,119)	48,281
MSC	M	CHF	05/02/19	954,543	(1,204,934)	344,533	(22,465)	116,607
MSC	M	DKK	05/01/19	683,606	(647,341)	59,074	2,762	92,577
MSC	M	EUR	05/02/19	9,818,814	(8,553,490)	745,829	(34,708)	2,045,861
MSC	M	JPY	05/01/20	7,792,879	(7,483,031)	(294,379)	(138,911)	154,380
MSC	M	NOK	05/02/19	530,196	(247,451)	18,821	(4,147)	305,713
MSC	M	SEK	05/02/19	1,297,213	(646,096)	(521,686)	(86,699)	216,130

				$68,222,797	($62,936,079)	$1,042,932	($597,089)	$6,926,739

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees, Including Cash.
(4)	Net Dividends and Financing Fees, Including Cash, includes the gains (losses) realized within the swap when the swap resets.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The Percentages shown below are based on net assets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (1.500%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23- 01/02/24

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 75.9%

United Kingdom 0.1%
nVent Electric PLC	797	$17,901

United States 75.8%
3M Co	137	26,104
AbbVie Inc	2,015	185,763
ABIOMED Inc	383	124,490
Accenture PLC ‘A’	128	18,049
Activision Blizzard Inc	1,817	84,618
Adobe Inc	2,261	511,529
AES Corp	2,344	33,894
Aflac Inc	6,864	312,724
Agilent Technologies Inc	4,410	297,499
Air Products & Chemicals Inc	191	30,570
Akamai Technologies Inc	782	47,765
Alcoa Corp	318	8,452
Alexion Pharmaceuticals Inc	63	6,134
Allergan PLC	1,278	170,816
ALLETE Inc	184	14,024
Alphabet Inc ‘A’	37	38,664
Amazon.com Inc	249	373,991
AMC Networks Inc ‘A’	206	11,305
Amdocs Ltd	3,583	209,892
American Eagle Outfitters Inc	6,749	130,458
Amgen Inc	1,526	297,066
Anadarko Petroleum Corp	6,402	280,664
Anthem Inc	22	5,778
Apple Inc	1,329	209,636
Applied Materials Inc	3,721	121,826
Armstrong World Industries Inc	105	6,112
Arrow Electronics Inc	1,221	84,188
Aspen Technology Inc	76	6,246
Assured Guaranty Ltd	6,586	252,112
AT&T Inc	4,385	125,148
Athene Holding Ltd ‘A’	396	15,773
Automatic Data Processing Inc	300	39,336
AutoZone Inc	261	218,807
Avangrid Inc	110	5,510
Avery Dennison Corp	1,021	91,716
Avnet Inc	696	25,126
Axis Capital Holdings Ltd	127	6,558
Bank of America Corp	1,752	43,169
Baxter International Inc	4,254	279,998
Bed Bath & Beyond Inc	5,621	63,630
Berry Global Group Inc	669	31,798
Best Buy Co Inc	1,623	85,954
Big Lots Inc	1,023	29,585
Biogen Inc	1,852	557,304
Bio-Techne Corp	191	27,642
Booking Holdings Inc	126	217,025
Booz Allen Hamilton Holding Corp	1,289	58,095
Boston Scientific Corp	274	9,683
Brinker International Inc	979	43,056
Bristol-Myers Squibb Co	8,554	444,637
Broadridge Financial Solutions Inc	1,156	111,265
Bruker Corp	9,910	295,021
Brunswick Corp	3,835	178,136
Burlington Stores Inc	545	88,655

Referenced Entity	Shares	Value
Cabot Corp	1,602	$68,790
Cadence Design Systems Inc	4,059	176,485
Capri Holdings Ltd	5,619	213,072
Cardinal Health Inc	3,110	138,706
Carnival Corp	801	39,489
CBS Corp ‘B’	4,398	192,281
CDK Global Inc	610	29,207
CDW Corp	3,087	250,201
Celanese Corp	2,108	189,657
Celgene Corp	8,648	554,250
Centene Corp	150	17,295
CenterPoint Energy Inc	1,000	28,230
CH Robinson Worldwide Inc	205	17,238
Charles River Laboratories International Inc	2,831	320,413
Chevron Corp	1,610	175,152
Chipotle Mexican Grill Inc	496	214,168
Ciena Corp	1,830	62,055
Cirrus Logic Inc	225	7,466
Cisco Systems Inc	5,275	228,566
Citigroup Inc	420	21,865
Citrix Systems Inc	721	73,874
CNX Resources Corp	654	7,469
Cognizant Technology Solutions Corp ‘A’	3,675	233,289
Colgate-Palmolive Co	120	7,142
Colombia Sportswear Co	132	11,100
Comcast Corp ‘A’	10,617	361,509
CommVault Systems Inc	1,041	61,513
Conduent Inc	2,210	23,492
ConocoPhillips	6,044	376,843
Consolidated Edison Inc	2,448	187,174
Constellation Brands Inc ‘A’	161	25,892
CoreLogic Inc	233	7,787
Costco Wholesale Corp	1,310	266,860
Crane Co	1,494	107,837
Credit Acceptance Corp	94	35,885
Cummins Inc	1,076	143,797
Curtiss-Wright Corp	1,568	160,124
Darden Restaurants Inc	1,104	110,245
DaVita Inc	356	18,320
Deckers Outdoor Corp	1,061	135,755
Dell Technologies Inc ‘C’	432	21,101
Deluxe Corp	314	12,070
Devon Energy Corp	428	9,647
DexCom Inc	773	92,605
Dolby Laboratories Inc ‘A’	720	44,525
Dollar General Corp	695	75,116
Dover Corp	801	56,831
DXC Technology Co	2,310	122,823
Eastman Chemical Co	80	5,849
Eaton Corp PLC	656	45,041
eBay Inc	8,320	233,542
Electronic Arts Inc	4,620	364,564
Eli Lilly & Co	1,183	136,897
EMCOR Group Inc	218	13,012
Emerson Electric Co	888	53,058
EPAM Systems Inc	132	15,313
Esterline Technologies Corp	498	60,482
Everest Re Group Ltd	129	28,091
Exelixis Inc	11,624	228,644
Exelon Corp	1,798	81,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Expeditors International of Washington Inc	634	$43,169
F5 Networks Inc	754	122,171
Facebook Inc ‘A’	3,180	416,866
Federated Investors Inc ‘B’	3,784	100,465
FedEx Corp	1,071	172,784
Fidelity National Financial Inc	5,093	160,124
Fifth Third Bancorp	239	5,624
Five Below Inc	515	52,695
Flex Ltd	13,447	102,332
FLIR Systems Inc	1,897	82,595
Foot Locker Inc	5,835	310,422
Fortinet Inc	3,810	268,338
Freeport-McMoRan Inc	822	8,475
General Dynamics Corp	112	17,608
Genpact Ltd	3,560	96,084
Gilead Sciences Inc	6,401	400,383
Globus Medical Inc ‘A’	1,583	68,512
Graham Holdings Co ‘B’	12	7,687
Greif Inc ‘A’	497	18,444
H&R Block Inc	2,784	70,630
Haemonetics Corp	525	52,526
HCA Healthcare Inc	1,019	126,815
HD Supply Holdings Inc	3,801	142,614
Helen of Troy Ltd	42	5,510
Herman Miller Inc	5,549	167,857
HollyFrontier Corp	3,062	156,529
Honeywell International Inc	1,808	238,873
HP Inc	9,842	201,367
Hubbell Inc	79	7,848
Humana Inc	721	206,552
Huntington Ingalls Industries Inc	1,415	269,289
Huntsman Corp	1,053	20,312
IAC/InterActiveCorp	1,264	231,363
ICU Medical Inc	106	24,341
IDEX Corp	64	8,081
IDEXX Laboratories Inc	102	18,974
Illumina Inc	40	11,997
Incyte Corp	724	46,039
Ingersoll-Rand PLC	772	70,429
Intel Corp	6,131	287,728
InterDigital Inc	121	8,038
International Business Machines Corp	3,622	411,713
International Paper Co	2,511	101,344
Intuit Inc	2,781	547,440
IQVIA Holdings Inc	616	71,561
ITT Inc	1,745	84,231
Jazz Pharmaceuticals PLC	194	24,048
JetBlue Airways Corp	6,478	104,037
John Wiley & Sons Inc ‘A’	2,076	97,510
Johnson & Johnson	61	7,872
Juniper Networks Inc	4,142	111,461
Keysight Technologies Inc	2,208	137,073
Kimberly-Clark Corp	1,305	148,692
KLA-Tencor Corp	608	54,410
Kohl’s Corp	785	52,077
Laboratory Corp of America Holdings	71	8,972
Lam Research Corp	618	84,153
Lamb Weston Holdings Inc	299	21,994
Landstar System Inc	256	24,492
Las Vegas Sands Corp	626	32,583
Lear Corp	839	103,080
Liberty Media Corp-Liberty SiriusXM	1,114	41,196
LivaNova PLC	382	34,941
LiveRamp Holdings Inc	227	8,769
Lockheed Martin Corp	582	152,391
Louisiana-Pacific Corp	670	14,887
Lowe’s Cos Inc	1,912	176,592
Lululemon Athletica Inc	1,770	215,250
LyondellBasell Industries NV ‘A’	2,373	197,339
Macy’s Inc	5,761	171,563
Manhattan Associates Inc	383	16,228

Referenced Entity	Shares	Value
ManpowerGroup Inc	1,201	$77,825
Marathon Oil Corp	2,465	35,348
Marathon Petroleum Corp	4,121	243,180
Masco Corp	671	19,620
Masimo Corp	558	59,912
Maxim Integrated Products Inc	526	26,747
MAXIMUS Inc	1,247	81,167
McKesson Corp	2,690	297,164
MEDNAX Inc	1,144	37,752
Medtronic PLC	331	30,108
Merck & Co Inc	8,365	639,170
MetLife Inc	2,637	108,275
Micron Technology Inc	9,825	311,747
Microsoft Corp	8,214	834,296
MKS Instruments Inc	615	39,735
Monster Beverage Corp	161	7,924
Morgan Stanley	3,048	120,853
Motorola Solutions Inc	702	80,758
MSA Safety Inc	879	82,863
MSC Industrial Direct Co Inc ‘A’	399	30,691
Murphy Oil Corp	273	6,385
Murphy USA Inc	112	8,584
Mylan NV	3,144	86,146
National Instruments Corp	2,318	105,191
NetApp Inc	768	45,827
Netflix Inc	63	16,863
NIKE Inc ‘B’	4,077	302,269
Noble Energy Inc	509	9,549
Nordstrom Inc	905	42,182
Norfolk Southern Corp	315	47,105
NorthWestern Corp	348	20,685
Norwegian Cruise Line Holdings Ltd	733	31,072
Nu Skin Enterprises Inc ‘A’	2,948	180,801
NVR Inc	51	124,286
Okta Inc	361	23,032
Omnicom Group Inc	355	26,000
ON Semiconductor Corp	432	7,132
ONE Gas Inc	85	6,766
Oracle Corp	487	21,988
O’Reilly Automotive Inc	119	40,975
Oshkosh Corp	1,686	103,369
Owens-Illinois Inc	1,328	22,895
Packaging Corp of America	245	20,448
Palo Alto Networks Inc	112	21,095
Parker-Hannifin Corp	62	9,247
Patterson-UTI Energy Inc	1,242	12,855
Paychex Inc	235	15,310
PayPal Holdings Inc	621	52,220
PepsiCo Inc	320	35,354
Pfizer Inc	15,415	672,865
Philip Morris International Inc	720	48,067
Phillips 66	1,367	117,767
Pitney Bowes Inc	3,698	21,855
Popular	128	6,044
PRA Health Sciences Inc	774	71,177
Proofpoint Inc	69	5,783
Prudential Financial Inc	390	31,805
Public Service Enterprise Group Inc	1,522	79,220
PVH Corp	237	22,029
QIAGEN NV	9,555	329,170
Qurate Retail Inc	915	17,861
Ralph Lauren Corp	586	60,628
Raytheon Co	2,076	318,355
Reinsurance Group of America Inc	2,368	332,065
Reliance Steel & Aluminum Co	334	23,771
Republic Services Inc	139	10,021
Resideo Technologies Inc l	—	7
ResMed Inc	314	35,755
Robert Half International Inc	1,196	68,411
Ross Stores Inc	2,803	233,210
Sabre Corp	887	19,195

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
salesforce.com Inc	42	$5,753
Sally Beauty Holdings Inc	527	8,985
Science Applications International Corp	329	20,957
Seagate Technology PLC	2,255	87,020
Service Corp International	1,860	74,884
ServiceMaster Global Holdings Inc	728	26,747
Signet Jewelers Ltd	289	9,182
Skechers U.S.A. Inc ‘A’	2,375	54,364
Skyworks Solutions Inc	1,086	72,784
Sonoco Products Co	123	6,535
Spirit AeroSystems Holdings Inc ‘A’	3,074	221,605
Stanley Black & Decker Inc	224	26,822
Steel Dynamics Inc	1,266	38,031
SunTrust Banks Inc	148	7,465
Superior Energy Services Inc	1,884	6,311
Symantec Corp	15,307	289,226
Synchrony Financial	6,638	155,727
SYNNEX Corp	979	79,142
Synopsys Inc	108	9,098
Tapestry Inc	645	21,769
Target Corp	4,913	324,700
TE Connectivity Ltd	652	49,311
Tech Data Corp	71	5,809
TEGNA Inc	6,232	67,742
Teledyne Technologies Inc	143	29,611
Telephone & Data Systems Inc	406	13,211
Texas Instruments Inc	1,254	118,503
The Allstate Corp	3,756	310,358
The Boeing Co	752	242,520
The Boston Beer Co Inc ‘A’	326	78,514
The Dun & Bradstreet Corp	1,183	168,861
The Gap Inc	4,468	115,096
The Home Depot Inc	729	125,257
The Kroger Co	6,848	188,320
The Michaels Cos Inc	792	10,724
The Procter & Gamble Co	384	35,297
The Progressive Corp	559	33,724
The TJX Cos Inc	3,301	147,687
The Walt Disney Co	74	8,114
Tiffany & Co	100	8,051
T-Mobile US Inc	514	32,696
Torchmark Corp	176	13,117
Tupperware Brands Corp	2,876	90,795
Twitter Inc	1,971	56,647
Tyson Foods Inc ‘A’	1,125	60,075
UGI Corp	140	7,469
Ulta Beauty Inc	238	58,272
United Technologies Corp	96	10,222
United Therapeutics Corp	1,809	197,000
Unum Group	1,810	53,178
Urban Outfitters Inc	4,097	136,020
US Foods Holding Corp	685	21,673
Valero Energy Corp	3,434	257,447
Varian Medical Systems Inc	610	69,119
VeriSign Inc	409	60,651
Verizon Communications Inc	1,679	94,393
Vertex Pharmaceuticals Inc	1,816	300,929
VF Corp	1,686	120,279
Viacom Inc ‘B’	1,660	42,662
Vistra Energy Corp	2,591	59,308
Walgreens Boots Alliance Inc	401	27,400
Walmart Inc	5,336	497,048
Waste Management Inc	1,873	166,678
Weight Watchers International Inc	1,875	72,281
WESCO International Inc	2,246	107,808
Western Digital Corp	846	31,277
World Fuel Services Corp	457	9,784
WW Grainger Inc	534	150,780
Xilinx Inc	183	15,586
Zebra Technologies Corp ‘A’	687	109,391
Zoetis Inc	375	32,078

Referenced Entity	Shares	Value
Zynga Inc ‘A’	16,288	$64,012

		35,545,898

Total Long Positions 75.9%		35,563,799

Short Positions: (68.1%)

Argentina (0.0%)
MercadoLibre Inc	32	(9,371)

Ghana (0.1%)
Kosmos Energy Ltd	9,523	(38,759)

United Kingdom (0.1%)
Linde PLC	151	(23,562)

United States (67.9%)
2U Inc	2,054	(102,125)
Acadia Healthcare Co Inc	5,867	(150,841)
ACI Worldwide Inc	6,372	(176,313)
Adient PLC	8,496	(127,950)
AECOM	2,943	(77,990)
Agios Pharmaceuticals Inc	4,312	(198,826)
Alaska Air Group Inc	4,132	(251,432)
Albemarle Corp	5,282	(407,084)
Alexandria Real Estate Equities Inc REIT	63	(7,260)
Alkermes PLC	3,875	(114,351)
Allegheny Technologies Inc	9,839	(214,195)
Allegion PLC	263	(20,964)
Ally Financial Inc	4,306	(97,574)
Alnylam Pharmaceuticals Inc	899	(65,546)
American Airlines Group Inc	4,338	(139,293)
American Homes 4 Rent ‘A’ REIT	839	(16,654)
American International Group Inc	3,161	(124,575)
AmerisourceBergen Corp	2,015	(149,916)
Amphenol Corp ‘A’	299	(24,225)
Apache Corp	519	(13,624)
Aptiv PLC	3,241	(199,548)
Arista Networks Inc	153	(32,237)
athenahealth Inc	58	(7,652)
AutoNation Inc	557	(19,885)
Avanos Medical Inc	2,238	(100,240)
Baker Hughes a GE Co	6,750	(145,125)
Ball Corp	3,743	(172,103)
BancorpSouth Bank	1,686	(44,072)
Bank of Hawaii Corp	87	(5,857)
Bank OZK	5,943	(135,679)
BB&T Corp	292	(12,649)
Becton Dickinson and Co	37	(8,337)
Belden Inc	3,214	(134,249)
BGC Partners Inc ‘A’	2,339	(12,093)
BioMarin Pharmaceutical Inc	133	(11,325)
Black Hills Corp	3,767	(236,492)
Bluebird Bio Inc	1,375	(136,400)
BorgWarner Inc	283	(9,831)
Brookdale Senior Living Inc	35,159	(235,565)
Brown-Forman Corp ‘B’	435	(20,697)
BWX Technologies Inc	1,267	(48,437)
Cabot Oil & Gas Corp	2,669	(59,652)
Caesars Entertainment Corp	15,860	(107,689)
Callon Petroleum Co	31,344	(203,423)
Campbell Soup Co	331	(10,920)
CarMax Inc	3,882	(243,518)
Carpenter Technology Corp	1,456	(51,848)
Cars.com Inc	788	(16,942)
Casey’s General Stores Inc	1,088	(139,416)
Catalent Inc	682	(21,265)
Cathay General Bancorp	363	(12,171)
CBRE Group Inc ‘A’	1,316	(52,693)
Centennial Resource Development Inc ‘A’	9,160	(100,943)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
CenturyLink Inc	5,227	($79,189)
CF Industries Holdings Inc	196	(8,528)
Charter Communications Inc ‘A’	428	(121,967)
Chemical Financial Corp	3,810	(139,484)
Cheniere Energy Inc	1,302	(77,065)
Chesapeake Energy Corp	2,289	(4,807)
CIT Group Inc	2,185	(83,620)
Clean Harbors Inc	244	(12,041)
Cognex Corp	4,353	(168,331)
Coherent Inc	1,301	(137,529)
Colfax Corp	1,625	(33,963)
Colony Capital Inc REIT	40,234	(188,295)
Commerce Bancshares Inc	108	(6,096)
Compass Minerals International Inc	2,616	(109,061)
Concho Resources Inc	1,985	(204,038)
Copart Inc	649	(31,009)
Core Laboratories NV	1,009	(60,197)
CoreSite Realty Corp REIT	80	(6,978)
Corning Inc	1,608	(48,578)
Coty Inc ‘A’	15,579	(102,198)
Cousins Properties Inc REIT	11,736	(92,714)
Cree Inc	5,492	(234,920)
Crown Holdings Inc	3,908	(162,456)
Cullen/Frost Bankers Inc	214	(18,819)
CVS Health Corp	5,158	(337,952)
Cypress Semiconductor Corp	5,510	(70,087)
CyrusOne Inc REIT	1,172	(61,975)
Deere & Co	1,171	(174,678)
Diamond Offshore Drilling Inc	2,665	(25,158)
Digital Realty Trust Inc REIT	178	(18,966)
Discovery Inc ‘A’	5,452	(134,882)
DISH Network Corp ‘A’	7,471	(186,551)
DowDuPont Inc	3,123	(167,018)
Dril-Quip Inc	1,505	(45,195)
Dunkin’ Brands Group Inc	3,906	(250,453)
Dycom Industries Inc	1,228	(66,361)
Eaton Vance Corp	439	(15,444)
Eldorado Resorts Inc	154	(5,576)
Energizer Holdings Inc	119	(5,373)
Ensco PLC ‘A’	39,713	(141,378)
EPR Properties REIT	383	(24,523)
EQT Corp	3,284	(62,035)
Equitrans Midstream Corp l	—	(16)
Euronet Worldwide Inc	985	(100,844)
Exact Sciences Corp	2,410	(152,071)
Extraction Oil & Gas Inc	2,082	(8,932)
Fastenal Co	1,006	(52,604)
FireEye Inc	3,727	(60,415)
First Data Corp ‘A’	44,364	(750,195)
First Hawaiian Inc	1,600	(36,016)
First Horizon National Corp	2,821	(37,124)
First Republic Bank	1,748	(151,901)
FirstEnergy Corp	10,672	(400,734)
Floor & Decor Holdings Inc ‘A’	2,726	(70,603)
Flowserve Corp	2,530	(96,191)
Fluor Corp	218	(7,020)
FMC Corp	94	(6,952)
FNB Corp	14,511	(142,788)
Ford Motor Co	6,357	(48,631)
Fortive Corp	889	(60,150)
Fulton Financial Corp	761	(11,780)
Gartner Inc	1,657	(211,831)
GATX Corp	344	(24,359)
GCI Liberty Inc ‘A’	1,884	(77,545)
General Electric Co	22,894	(173,308)
General Motors Co	1,446	(48,369)
Genesee & Wyoming Inc ‘A’	1,049	(77,647)
Gentex Corp	988	(19,967)
Global Payments Inc	3,763	(388,078)
Granite Construction Inc	4,673	(188,228)
Graphic Packaging Holding Co	8,504	(90,483)

Referenced Entity	Shares	Value
GrubHub Inc	80	($6,145)
Guidewire Software Inc	1,848	(148,265)
Hancock Whitney Corp	320	(11,088)
Hanesbrands Inc	6,270	(78,563)
Harley-Davidson Inc	1,656	(56,503)
Healthcare Services Group Inc	2,962	(119,013)
HealthEquity Inc	1,532	(91,384)
HEICO Corp	2,973	(230,348)
Henry Schein Inc	246	(19,316)
Hess Corp	1,943	(78,692)
Highwoods Properties Inc REIT	160	(6,190)
Home BancShares Inc	1,959	(32,010)
Hudson Pacific Properties Inc REIT	1,020	(29,641)
Huntington Bancshares Inc	2,011	(23,971)
IHS Markit Ltd	4,378	(210,013)
Insulet Corp	2,078	(164,827)
Integra LifeSciences Holdings Corp	289	(13,034)
International Flavors & Fragrances Inc	88	(11,816)
International Game Technology PLC	2,158	(31,572)
Invitation Homes Inc REIT	289	(5,803)
Ionis Pharmaceuticals Inc	891	(48,167)
IPG Photonics Corp	1,635	(185,229)
Jack in the Box Inc	534	(41,454)
Jacobs Engineering Group Inc	253	(14,790)
Jones Lang LaSalle Inc	215	(27,219)
KBR Inc	349	(5,298)
Kemper Corp	2,373	(157,520)
Kennametal Inc	187	(6,223)
Kilroy Realty Corp REIT	502	(31,566)
Knight-Swift Transportation Holdings Inc	4,580	(114,821)
Knowles Corp	2,764	(36,789)
Leggett & Platt Inc	2,092	(74,977)
LendingTree Inc	498	(109,346)
Lennar Corp ‘A’	630	(24,665)
Littelfuse Inc	162	(27,780)
Live Nation Entertainment Inc	507	(24,970)
LKQ Corp	779	(18,486)
Loews Corp	638	(29,042)
LogMeIn Inc	479	(39,072)
Lumentum Holdings Inc	2,769	(116,326)
Macquarie Infrastructure Corp	11,471	(419,380)
MarketAxess Holdings Inc	252	(53,250)
Martin Marietta Materials Inc	528	(90,747)
Marvell Technology Group Ltd	14,711	(238,171)
Matador Resources Co	7,670	(119,115)
Mattel Inc	5,527	(55,215)
McCormick & Co Inc	2,252	(313,568)
Medidata Solutions Inc	2,802	(188,911)
Mercury General Corp	2,145	(110,918)
Meredith Corp	2,850	(148,029)
Microchip Technology Inc	4,541	(326,589)
Monolithic Power Systems Inc	904	(105,090)
Nabors Industries Ltd	16,152	(32,304)
National Fuel Gas Co	2,318	(118,635)
NCR Corp	2,259	(52,138)
Nektar Therapeutics	1,679	(55,189)
NetScout Systems Inc	3,331	(78,712)
Neurocrine Biosciences Inc	81	(5,784)
New York Community Bancorp Inc	35,096	(330,253)
Newell Brands Inc	15,206	(282,680)
NewMarket Corp	25	(10,302)
Newmont Mining Corp	2,656	(92,030)
News Corp ‘A’	791	(8,978)
Nielsen Holdings PLC	6,371	(148,636)
NiSource Inc	5,548	(140,642)
Northern Trust Corp	387	(32,349)
NOW Inc	8,137	(94,715)
Nutanix Inc ‘A’	1,650	(68,624)
NuVasive Inc	5,878	(291,314)
NVIDIA Corp	653	(87,176)
Oasis Petroleum Inc	15,581	(86,163)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Oceaneering International Inc	1,195	($14,460)
Omega Healthcare Investors Inc REIT	516	(18,137)
ONEOK Inc	2,004	(108,116)
Owens Corning	202	(8,884)
PacWest Bancorp	4,039	(134,418)
Paramount Group Inc REIT	632	(7,938)
Park Hotels & Resorts Inc REIT	3,170	(82,357)
Penske Automotive Group Inc	1,751	(70,600)
Penumbra Inc	194	(23,707)
People’s United Financial Inc	2,128	(30,707)
PerkinElmer Inc	1,420	(111,541)
Pinnacle Financial Partners Inc	2,451	(112,991)
Plantronics Inc	481	(15,921)
Polaris Industries Inc	222	(17,023)
Post Holdings Inc	3,409	(303,844)
PPL Corp	11,201	(317,324)
Premier Inc ‘A’	5,914	(220,888)
Prestige Brands Holdings Inc	5,675	(175,244)
Prosperity Bancshares Inc	364	(22,677)
QUALCOMM Inc	2,147	(122,186)
Range Resources Corp	5,178	(49,553)
Realogy Holdings Corp	4,564	(67,000)
RealPage Inc	271	(13,059)
Realty Income Corp REIT	482	(30,385)
RingCentral Inc ‘A’	117	(9,645)
Royal Gold Inc	1,371	(117,426)
Sabra Health Care REIT Inc	3,708	(61,108)
Sage Therapeutics Inc	715	(68,490)
Sanderson Farms Inc	324	(32,170)
Scientific Games Corp	3,192	(57,073)
Seattle Genetics Inc	2,930	(166,014)
Sempra Energy	2,964	(320,675)
Sensata Technologies Holding PLC	5,095	(228,460)
Sensient Technologies Corp	201	(11,226)
SITE Centers Corp REIT	5,942	(65,778)
Six Flags Entertainment Corp	632	(35,158)
SL Green Realty Corp REIT	686	(54,249)
SLM Corp	42,882	(356,349)
SM Energy Co	3,154	(48,824)
Sotheby’s	2,838	(112,782)
Southwest Gas Holdings Inc	1,174	(89,811)
Spirit Airlines Inc	2,355	(136,402)
Spirit Realty Capital Inc REIT	487	(17,160)
Sprouts Farmers Market Inc	1,559	(36,652)
Square Inc ‘A’	3,753	(210,506)
Stericycle Inc	1,614	(59,218)
Sterling Bancorp	21,821	(360,265)
Stifel Financial Corp	4,568	(189,207)
SVB Financial Group	655	(124,398)
Synaptics Inc	385	(14,326)
Syneos Health Inc	2,752	(108,291)
Take-Two Interactive Software Inc	419	(43,132)
Targa Resources Corp	4,313	(155,354)
Taubman Centers Inc REIT	476	(21,653)
Tempur Sealy International Inc	167	(6,914)
Tenet Healthcare Corp	2,921	(50,066)
Teradata Corp	685	(26,277)
Terex Corp	1,044	(28,783)
Tesla Inc	1,927	(641,306)
Texas Capital Bancshares Inc	1,649	(84,247)
The Charles Schwab Corp	4,536	(188,380)
The Chemours Co	2,638	(74,444)
The Cooper Cos Inc	23	(5,854)
The Goodyear Tire & Rubber Co	981	(20,022)
The Hain Celestial Group Inc	6,798	(107,816)
The Kraft Heinz Co	6,563	(282,472)
The Middleby Corp	1,354	(139,096)
The New York Times Co ‘A’	4,273	(95,245)
The Timken Co	163	(6,083)
The Wendy’s Co	5,861	(91,490)

Referenced Entity	Shares	Value
The Williams Cos Inc	1,552	($34,222)
Thermo Fisher Scientific Inc	264	(59,081)
Thor Industries Inc	496	(25,792)
TransDigm Group Inc	709	(241,103)
Transocean Ltd	23,086	(160,217)
TransUnion	707	(40,158)
TreeHouse Foods Inc	4,044	(205,071)
TRI Pointe Group Inc	13,170	(143,948)
Trinity Industries Inc	1,011	(20,816)
Tyler Technologies Inc	235	(43,668)
UMB Financial Corp	93	(5,670)
Under Armour Inc ‘A’	12,906	(228,049)
United Bankshares Inc	8,470	(263,502)
United Natural Foods Inc	3,657	(38,728)
United Rentals Inc	81	(8,305)
UnitedHealth Group Inc	267	(66,515)
Uniti Group Inc REIT	20,115	(313,191)
Universal Display Corp	3,646	(341,156)
Valley National Bancorp	1,549	(13,755)
Valmont Industries Inc	149	(16,532)
Valvoline Inc	4,204	(81,347)
Veeva Systems Inc ‘A’	465	(41,534)
VEREIT Inc REIT	53,973	(385,907)
ViaSat Inc	5,425	(319,804)
Virtu Financial Inc ‘A’	2,564	(66,049)
Visa Inc ‘A’	1,229	(162,154)
Visteon Corp	3,524	(212,427)
Vornado Realty Trust REIT	88	(5,459)
Vulcan Materials Co	309	(30,529)
Wabtec Corp	3,186	(223,817)
Washington Federal Inc	1,295	(34,589)
Wayfair Inc ‘A’	253	(22,790)
Weatherford International PLC	20,785	(11,619)
Webster Financial Corp	4,060	(200,117)
Welbilt Inc	7,722	(85,791)
WellCare Health Plans Inc	1,084	(255,922)
Welltower Inc REIT	932	(64,690)
Western Alliance Bancorp	646	(25,511)
Whiting Petroleum Corp	1,033	(23,439)
Willis Towers Watson PLC	343	(52,088)
Workday Inc ‘A’	1,419	(226,586)
World Wrestling Entertainment Inc ‘A’	124	(9,265)
WP Carey Inc REIT	191	(12,480)
WPX Energy Inc	5,383	(61,097)
Wyndham Destinations Inc	1,740	(62,362)
XPO Logistics Inc	532	(30,345)
Xylem Inc	123	(8,207)
Zayo Group Holdings Inc	3,208	(73,271)
Zillow Group Inc ‘C’	3,141	(99,193)
Zions Bancorp NA	2,236	(91,095)

		(31,825,722)

Total Short Positions (68.1%)		(31,897,414)

Total Long and Short Positions 7.8%		$3,666,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW plus or minus a specified spread (rates range from (1.250%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	01/11/19- 12/30/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 1.5%

Australia 1.5%
Aurizon Holdings Ltd	51,034	$153,969
Boral Ltd	2,318	8,067
Brambles Ltd	1,307	9,351
Caltex Australia Ltd	2,718	48,765
CIMIC Group Ltd	6,561	200,635
Newcrest Mining Ltd	6,226	95,688
Origin Energy Ltd	5,098	23,255
Qantas Airways Ltd	11,257	45,923
Santos Ltd	5,794	22,345
Telstra Corp Ltd	2,872	5,764
Woodside Petroleum Ltd	3,189	70,245

		684,007

Total Long Positions 1.5%		684,007

Referenced Entity	Shares	Value
Short Positions: (1.4%)

Australia (1.4%)
APA Group »	17,552	($105,139)
Challenger Ltd	9,150	(61,174)
CSL Ltd	402	(52,508)
Healthscope Ltd	54,334	(85,342)
Ramsay Health Care Ltd	739	(30,060)
REA Group Ltd	1,059	(55,250)
SEEK Ltd	13,592	(162,155)
Sydney Airport »	2,939	(13,936)
TPG Telecom Ltd	4,247	(19,265)
Transurban Group »	1,287	(10,561)
Vocus Group Ltd	33,702	(76,013)

		(671,403)

Total Short Positions (1.4%)		(671,403)

Total Long and Short Positions 0.1%		$12,604

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR plus or minus a specified spread (rates range from (4.120%) to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	02/05/19- 01/24/20

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 6.7%

Australia 0.0%
Rio Tinto PLC	124	$5,939

Russia 0.2%
Evraz PLC	20,243	123,958

South Africa 0.3%
Anglo American PLC	2,168	48,478
Investec PLC	18,692	105,081

		153,559

Switzerland 0.4%
Coca-Cola HBC AG	4,048	126,693
IWG PLC	18,188	48,397

		175,090

United Kingdom 5.8%
BAE Systems PLC	5,773	33,765
BBA Aviation PLC	11,758	32,685
Beazley PLC	2,106	13,535
Bellway PLC	2,246	72,062
BP PLC	4,954	31,318
Britvic PLC	797	8,117
BT Group PLC	145,796	443,307
Burberry Group PLC	12,862	282,437
Centrica PLC	131,903	227,529
Close Brothers Group PLC	4,419	81,098
Direct Line Insurance Group PLC	6,640	26,991
Dixons Carphone PLC	8,638	13,230
Drax Group PLC	16,055	73,450

Referenced Entity	Shares	Value
GlaxoSmithKline PLC	866	$16,504
Hays PLC	12,982	23,175
Howden Joinery Group PLC	1,599	8,872
Inchcape PLC	16,601	116,818
Indivior PLC	32,156	46,072
Intermediate Capital Group PLC	3,151	37,586
JD Sports Fashion PLC	5,296	23,582
Man Group PLC	48,029	81,376
Meggitt PLC	10,253	61,590
Moneysupermarket.com Group PLC	29,934	105,097
National Grid PLC	14,905	145,821
Persimmon PLC	780	19,208
Rolls-Royce Holdings PLC	970	10,219
Royal Mail PLC	24,449	84,860
RPC Group PLC	1,556	12,936
Smith & Nephew PLC	1,372	25,682
Spectris PLC	921	26,765
Standard Life Aberdeen PLC	33,273	108,946
Tate & Lyle PLC	13,217	111,217
Tesco PLC	24,791	60,122
Thomas Cook Group PLC	22,200	8,730
Vodafone Group PLC	66,089	128,496
WH Smith PLC	845	18,536
William Hill PLC	40,819	80,656

		2,702,390

Total Long Positions 6.7%		3,160,936

Short Positions: (6.2%)

Germany (0.0%)
TUI AG	816	(11,728)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value

Switzerland (0.6%)
Glencore PLC	54,129	($201,255)
Mediclinic International PLC	13,854	(56,886)

		(258,141)

United Arab Emirates (0.2%)
NMC Health PLC	3,259	(113,743)

United Kingdom (5.4%)
AA PLC	29,492	(28,193)
Admiral Group PLC	3,964	(103,435)
Aggreko PLC	5,434	(50,666)
Ashtead Group PLC	1,148	(23,947)
ASOS PLC	3,204	(93,014)
Babcock International Group PLC	13,128	(81,883)
Balfour Beatty PLC	14,862	(47,211)
Bunzl PLC	462	(13,952)
Capita PLC	19,711	(28,258)
Cobham PLC	31,510	(39,287)
Compass Group PLC	878	(18,477)
ConvaTec Group PLC	38,618	(68,404)
CYBG PLC	3,498	(8,079)
Essentra PLC	119	(519)
Greene King PLC	6,302	(42,424)
GVC Holdings PLC	1,287	(11,049)
Halma PLC	5,006	(87,207)
Hargreaves Lansdown PLC	6,406	(151,085)
HSBC Holdings PLC	12,697	(104,750)
IMI PLC	518	(6,238)
Inmarsat PLC	3,626	(17,511)

Referenced Entity	Shares	Value
J Sainsbury PLC	13,279	($44,890)
John Wood Group PLC	37,817	(243,313)
Jupiter Fund Management PLC	2,237	(8,414)
Just Eat PLC	1,217	(9,101)
Legal & General Group PLC	24,704	(72,787)
Lloyds Banking Group PLC	25,920	(17,086)
Melrose Industries PLC	67,448	(140,906)
Merlin Entertainments PLC	37,028	(149,985)
Metro Bank PLC	464	(9,994)
Micro Focus International PLC	18,413	(322,570)
Ocado Group PLC	1,287	(12,972)
Petrofac Ltd	1,430	(8,680)
Provident Financial PLC	1,110	(8,130)
Rentokil Initial PLC	5,615	(24,156)
Rightmove PLC	10,090	(55,607)
Rotork PLC	15,694	(49,557)
Spirax-Sarco Engineering PLC	178	(14,168)
St James’s Place PLC	4,452	(53,619)
The Sage Group PLC	7,758	(59,500)
The Weir Group PLC	3,951	(65,426)
Travis Perkins PLC	1,603	(21,854)
United Utilities Group PLC	2,963	(27,860)
Whitbread PLC	630	(36,790)
WPP PLC	3,051	(33,204)

		(2,516,158)

Total Short Positions (6.2%)		(2,899,770)

Total Long and Short Positions 0.5%		$261,166

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR plus or minus a specified spread (rates range from (2.250%) to 0.468%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	01/11/19- 02/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 1.3%

Hong Kong 1.3%
Chow Tai Fook Jewellery Group Ltd	37,000	$30,802
CK Asset Holdings Ltd	1,000	7,317
CLP Holdings Ltd	1,500	16,951
Henderson Land Development Co Ltd	5,500	27,374
Kerry Properties Ltd	34,000	116,045
Lifestyle International Holdings Ltd	14,000	21,223
Melco International Development Ltd	46,000	93,278
Power Assets Holdings Ltd	2,500	17,369
Sino Land Co Ltd	26,000	44,545
Sun Hung Kai Properties Ltd	1,000	14,272
The Wharf Holdings Ltd	3,000	7,821
VTech Holdings Ltd	500	4,147
Wheelock & Co Ltd	14,000	80,150
Yue Yuen Industrial Holdings Ltd	37,500	120,048

		601,342

Macao 0.0%
SJM Holdings Ltd	9,000	8,362

Total Long Positions 1.3%		609,704

Referenced Entity	Shares	Value

Short Positions: (1.3%)

China (0.1%)
Minth Group Ltd	20,000	($64,539)

Hong Kong (1.1%)
AIA Group Ltd	22,600	(187,734)
ASM Pacific Technology Ltd	7,600	(73,372)
Cathay Pacific Airways Ltd	8,639	(12,294)
Hong Kong & China Gas Co Ltd	40,497	(83,669)
Hysan Development Co Ltd	1,000	(4,755)
MTR Corp Ltd	26,256	(138,181)
Value Partners Group Ltd	16,276	(11,301)

		(511,306)

Macao (0.1%)
MGM China Holdings Ltd	16,197	(27,040)

Total Short Positions (1.3%)		(602,885)

Total Long and Short Positions 0.0%		$6,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR plus or minus a specified spread (rates range from (2.000%) to 0.406%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	02/26/19- 12/16/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 0.1%

China 0.0%
Yangzijiang Shipbuilding Holdings Ltd	15,306	$14,064

Singapore 0.1%
ComfortDelGro Corp Ltd	7,600	12,005
Genting Singapore Ltd	42,700	30,565
SATS Ltd	2,700	9,248

		51,818

Total Long Positions 0.1%		65,882

Referenced Entity	Shares	Value

Short Positions: (0.1%)

Singapore (0.1%)
CapitaLand Ltd	4,300	($9,806)
Golden Agri-Resources Ltd	38,700	(6,948)
Singapore Post Ltd	60,600	(40,668)
Wilmar International Ltd	3,600	(8,244)

		(65,666)

Total Short Positions (0.1%)		(65,666)

Total Long and Short Positions 0.0%		$216

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (0.650%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 3.5%

Canada 3.4%
Air Canada	20,533	$390,446
Alimentation Couche-Tard Inc ‘B’	1,202	59,792
Atco Ltd ‘I’	366	10,351
Bank of Montreal	139	9,081
Bombardier Inc ‘B’	6,340	9,427
CAE Inc	650	11,946
Canadian Imperial Bank of Commerce	578	43,049
Canadian Tire Corp Ltd ‘A’	931	97,342
CGI Group Inc ‘A’	1,017	62,203
Constellation Software Inc	45	28,804
Dollarama Inc	6,638	157,879
Empire Co Ltd ‘A’	7,367	155,575
Fairfax Financial Holdings Ltd	20	8,804
Finning International Inc	4,106	71,581
Gildan Activewear Inc	282	8,560
Husky Energy Inc	553	5,716
iA Financial Corp Inc	1,605	51,223
Kinross Gold Corp	3,042	9,804
Linamar Corp	2,066	68,554
Loblaw Cos Ltd	246	11,012
Magna International Inc	607	27,553
Methanex Corp	886	42,613
Metro Inc	221	7,663
National Bank of Canada	288	11,824
Quebecor Inc ‘B’	1,191	25,073
Restaurant Brands International Inc	118	6,164
Tourmaline Oil Corp	1,043	12,973
West Fraser Timber Co Ltd	3,500	172,898
WestJet Airlines Ltd	852	11,233

		1,589,143

United States 0.1%
BRP Inc	2,691	69,660

Total Long Positions 3.5%		1,658,803

Short Positions: (3.4%)

Brazil (0.0%)
Yamana Gold Inc	3,399	(7,992)

Referenced Entity	Shares	Value

Canada (3.0%)
Agnico Eagle Mines Ltd	1,605	($64,779)
AltaGas Ltd	6,965	(70,915)
Barrick Gold Corp	3,185	(42,997)
BlackBerry Ltd	980	(6,970)
Brookfield Asset Management Inc ‘A’	233	(8,930)
Cameco Corp	9,731	(110,340)
Canadian Utilities Ltd ‘A’	1,780	(40,836)
Cenovus Energy Inc	13,607	(95,684)
Eldorado Gold Corp	1,408	(4,125)
Element Fleet Management Corp	9,804	(49,623)
Enbridge Inc	9,282	(288,346)
Encana Corp	12,041	(69,501)
Franco-Nevada Corp	761	(53,363)
Goldcorp Inc	2,031	(19,890)
Inter Pipeline Ltd	713	(10,101)
Keyera Corp	2,635	(49,817)
Pembina Pipeline Corp	323	(9,584)
Peyto Exploration & Development Corp	1,306	(6,773)
PrairieSky Royalty Ltd	2,454	(31,763)
Seven Generations Energy Ltd ‘A’	1,628	(13,284)
TransCanada Corp	4,836	(172,689)
Wheaton Precious Metals Corp	9,631	(188,006)
Whitecap Resources Inc	2,771	(8,829)

		(1,417,145)

Chile (0.0%)
Lundin Mining Corp	1,577	(6,515)

Zambia (0.4%)
First Quantum Minerals Ltd	22,119	(178,870)

Total Short Positions (3.4%)		(1,610,522)

Total Long and Short Positions 0.1%		$48,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS plus or minus a specified spread (rates range from (1.380%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 2.0%

Switzerland 2.0%
Adecco Group AG	1,197	$56,262
Baloise Holding AG	67	9,250
Barry Callebaut AG	7	10,925
Flughafen Zurich AG	391	64,704
GAM Holding AG	3,987	15,721
Georg Fischer AG	100	80,228
Roche Holding AG	101	25,074
Sonova Holding AG	354	58,214
Swiss Life Holding AG	47	18,141
Temenos AG	2,945	353,879
Zurich Insurance Group AG	774	230,721

		923,119

Total Long Positions 2.0%		923,119

Referenced Entity	Shares	Value

Short Positions: (1.8%)

Austria (0.4%)
ams AG	6,728	($162,012)

Switzerland (1.4%)
Chocoladefabriken Lindt & Spruengli AG	13	(80,780)
Credit Suisse Group AG	25,832	(282,388)
Lonza Group AG	375	(97,483)
OC Oerlikon Corp AG	797	(8,974)
Straumann Holding AG	20	(12,631)
Vifor Pharma AG	1,491	(162,244)

		(644,500)

Total Short Positions (1.8%)		(806,512)

Total Long and Short Positions 0.2%		$116,607

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 1.5%

Denmark 1.5%
Carlsberg AS ‘B’	84	$8,936
Coloplast AS ‘B’	65	6,046
Dfds AS	194	7,830
DSV AS	266	17,567
GN Store Nord AS	6,981	261,571
H Lundbeck AS	4,735	208,401
Novo Nordisk AS ‘B’	1,051	48,269
Orsted AS	1,367	91,477
Rockwool International AS ‘B’	171	44,717

		694,814

Total Long Positions 1.5%		694,814

Referenced Entity	Shares	Value
Short Positions: (1.3%)

Denmark (1.3%)
AP Moller - Maersk AS ‘B’	197	($247,813)
Chr Hansen Holding AS	125	(11,096)
Genmab AS	1,908	(313,714)
Vestas Wind Systems AS	278	(21,044)
William Demant Holding AS	301	(8,570)

		(602,237)

Total Short Positions (1.3%)		(602,237)

Total Long and Short Positions 0.2%		$92,577

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA plus or minus a specified spread (rates range from (6.380%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 20.0%

Belgium 0.9%
Ageas	2,985	$134,372
bpost SA	1,659	15,211
Proximus SADP	982	26,572
Solvay SA	486	48,601
UCB SA	2,367	193,329

		418,085

Referenced Entity	Shares	Value
Finland 1.6%
Cargotec OYJ ‘B’	757	$23,230
Fortum OYJ	2,112	46,230
Kesko OYJ ‘B’	2,815	151,922
Neste OYJ	5,657	437,980
Nokia OYJ	7,517	43,637
Stora Enso OYJ ‘R’	614	7,119
UPM-Kymmene OYJ	1,551	39,262

		749,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
France 4.2%
Aeroports de Paris	44	$8,344
Alstom SA	258	10,422
Amundi SA	126	6,662
Atos SE	1,480	121,265
AXA SA	5,942	128,240
Carrefour SA	1,119	19,120
Cie Generale des Etablissements Michelin SCA	1,321	130,022
CNP Assurances	3,854	81,807
Elior Group SA	501	7,497
Engie SA	22,264	319,888
Eutelsat Communications SA	2,312	45,549
Hermes International	84	46,667
Ipsen SA	74	9,575
Kering SA	32	14,991
Peugeot SA	8,185	174,568
Renault SA	369	22,986
SCOR SE	151	6,788
Societe BIC SA	84	8,581
Sopra Steria Group	70	6,467
Teleperformance	2,455	392,726
Thales SA	1,084	126,673
TOTAL SA	5,262	277,545

		1,966,383

Germany 4.3%
Allianz SE	1,514	304,247
Aurubis AG	2,208	109,412
Covestro AG	6,301	312,054
Deutsche Lufthansa AG	10,425	235,434
E.ON SE	9,077	89,602
Hannover Rueck SE	102	13,747
HOCHTIEF AG	447	60,368
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	177	38,604
Rheinmetall AG	1,712	151,818
Salzgitter AG	2,893	84,427
Schaeffler AG Preferred	829	7,062
Software AG	3,472	125,427
Suedzucker AG	1,714	22,213
Talanx AG	1,949	66,556
Wirecard AG	2,503	377,333

		1,998,304

Italy 3.5%
A2A SPA	146,566	264,328
Assicurazioni Generali SPA	6,739	112,636
Autogrill SPA	8,464	71,409
BPER Banca	5,291	20,379
DiaSorin SPA	144	11,690
Enel SPA	49,025	284,210
Eni SPA	26,260	414,835
Hera SPA	24,488	74,708
Italgas SPA	5,213	29,894
Moncler SPA	4,758	158,335
Poste Italiane SPA	4,573	36,670
Snam SPA	8,425	36,888
Telecom Italia SPA	49,135	27,202
UniCredit SPA	3,961	44,866
Unipol Gruppo SPA	9,561	38,557

		1,626,607

Luxembourg 0.5%
APERAM SA	834	21,945
ArcelorMittal	568	11,758
SES SA	11,634	222,746

		256,449

Netherlands 2.5%
Aegon NV	8,162	38,228
ASM International NV	2,755	113,592
ASR Nederland NV	5,951	235,475
Koninklijke Ahold Delhaize NV	13,207	333,638

Referenced Entity	Shares	Value
Koninklijke DSM NV	369	$29,936
Koninklijke KPN NV	4,611	13,469
NN Group NV	4,616	183,526
Signify NV	7,502	175,498
Wolters Kluwer NV	575	33,814

		1,157,176

Spain 2.4%
Acerinox SA	3,327	32,985
Amadeus IT Group SA	1,673	116,403
Banco Bilbao Vizcaya Argentaria SA	17,903	95,098
CaixaBank SA	7,813	28,294
Ebro Foods SA	88	1,757
Enagas SA	956	25,843
Endesa SA	14,152	326,355
Iberdrola SA	2,572	20,653
Mapfre SA	4,521	12,008
Red Electrica Corp SA	2,455	54,747
Repsol SA	25,885	416,155
Repsol SA - Rights	25,885	11,863

		1,142,161

United Kingdom 0.1%
Dialog Semiconductor PLC	423	10,961
Fiat Chrysler Automobiles NV	3,741	53,939

		64,900

Total Long Positions 20.0%		9,379,445

Short Positions: (15.6%)

Belgium (0.9%)
Anheuser-Busch InBev SA NV	4,210	(277,351)
Telenet Group Holding NV	1,396	(64,931)
Umicore SA	1,487	(59,339)

		(401,621)

Finland (0.5%)
Amer Sports OYJ	2,051	(90,168)
Huhtamaki OYJ	3,232	(100,009)
Outokumpu OYJ	15,403	(56,146)

		(246,323)

France (4.1%)
Air France-KLM	4,566	(49,586)
Altran Technologies SA	8,534	(68,589)
Bollore SA	77,206	(309,539)
Cie Plastic Omnium SA	593	(13,687)
Edenred	6,789	(250,032)
Getlink SE	5,476	(73,583)
Iliad SA	1,783	(250,231)
Ingenico Group SA	3,278	(185,953)
JCDecaux SA	2,227	(62,568)
Orpea	885	(90,393)
Remy Cointreau SA	549	(62,241)
Rexel SA	722	(7,691)
SEB SA	131	(16,930)
SPIE SA	609	(8,085)
Suez	540	(7,134)
Technicolor SA	15,431	(16,863)
Valeo SA	11,061	(322,601)
Vivendi SA	5,541	(134,299)

		(1,930,005)

Germany (3.6%)
1&1 Drillisch AG	1,562	(79,773)
Axel Springer SE	135	(7,649)
Bayer AG	1,053	(73,235)
CECONOMY AG	3,696	(13,322)
Continental AG	539	(75,048)
Daimler AG	1,707	(89,984)
Delivery Hero SE	259	(9,670)
Deutsche Bank AG	41,995	(334,918)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Fielmann AG	234	($14,491)
Fraport AG Frankfurt Airport Services Worldwide	345	(24,691)
GEA Group AG	7,233	(186,219)
Infineon Technologies AG	12,079	(241,842)
KION Group AG	489	(24,867)
OSRAM Licht AG	4,499	(195,790)
Sartorius AG Preferred	212	(26,385)
Siemens Healthineers AG	134	(5,599)
thyssenkrupp AG	6,055	(104,013)
United Internet AG	1,075	(47,051)
Volkswagen AG Preferred	98	(15,627)
Zalando SE	4,763	(123,069)

		(1,693,243)

Italy (1.7%)
Banco BPM SPA	42,948	(96,622)
Brembo SPA	2,149	(21,932)
Buzzi Unicem SPA	4,594	(79,239)
Davide Campari-Milano SPA	2,623	(22,213)
Ferrari NV	2,340	(232,840)
Intesa Sanpaolo SPA	11,303	(25,167)
Leonardo SPA	13,703	(120,727)
Pirelli & C SPA	10,958	(70,418)
Prysmian SPA	813	(15,819)
Recordati SPA	859	(29,747)
Unione di Banche Italiane SPA	36,922	(107,172)

		(821,896)

Luxembourg (1.0%)
Eurofins Scientific SE	573	(214,004)
Tenaris SA	22,244	(239,074)

		(453,078)

Referenced Entity	Shares	Value

Netherlands (1.2%)
ALTICE EUROPE NV	31,240	($60,645)
ASML Holding NV	815	(127,678)
Boskalis Westminster	1,615	(40,084)
Koninklijke Philips NV	254	(8,905)
Koninklijke Vopak NV	2,645	(119,947)
OCI NV	3,693	(75,418)
SBM Offshore NV	10,156	(150,060)

		(582,737)

Spain (1.8%)
Banco Santander SA	10,859	(49,311)
Bankia SA	51,994	(152,125)
Cellnex Telecom SA	9,961	(254,738)
Ferrovial SA	463	(9,377)
Grifols SA	7,478	(196,311)
Industria de Diseno Textil SA	6,466	(165,043)
Zardoya Otis SA	1,142	(8,119)

		(835,024)

Switzerland (0.2%)
STMicroelectronics NV	7,299	(102,886)

United States (0.6%)
QIAGEN NV	7,807	(266,771)

Total Short Positions (15.6%)		(7,333,584)

Total Long and Short Positions 4.4%		$2,045,861

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC plus or minus a specified spread (rates range from (5.250%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 15.4%

Japan 15.4%
Alfresa Holdings Corp	8,200	$209,015
Amada Holdings Co Ltd	1,000	8,977
ANA Holdings Inc	200	7,180
Astellas Pharma Inc	5,400	68,994
Bandai Namco Holdings Inc	5,200	233,476
Chubu Electric Power Co Inc	1,300	18,472
Citizen Watch Co Ltd	1,500	7,387
Credit Saison Co Ltd	600	7,030
Eisai Co Ltd	200	15,484
Fuji Electric Co Ltd	300	8,836
Fujitsu Ltd	1,100	68,570
GungHo Online Entertainment Inc	4,300	7,870
Hakuhodo DY Holdings Inc	8,300	118,445
Haseko Corp	24,400	255,507
Hitachi Construction Machinery Co Ltd	500	11,701
Hitachi High-Technologies Corp	1,300	40,709
Hitachi Ltd	4,300	113,994
Idemitsu Kosan Co Ltd	5,700	185,402
IHI Corp	900	24,787
Inpex Corp	23,900	211,774
Itochu Techno-Solutions Corp	11,600	224,629
Japan Airlines Co Ltd	13,700	485,543
Japan Post Holdings Co Ltd	2,300	26,556
JFE Holdings Inc	2,200	35,042
JXTG Holdings Inc	59,000	306,418

Referenced Entity	Shares	Value
Kajima Corp	13,300	$178,660
Kamigumi Co Ltd	4,700	96,156
Kaneka Corp	900	32,231
Kobayashi Pharmaceutical Co Ltd	400	27,126
Kobe Steel Ltd	7,200	49,905
Kose Corp	400	62,831
Kyushu Railway Co	500	16,916
Lion Corp	1,100	22,734
LIXIL Group Corp	600	7,438
Marubeni Corp	1,900	13,331
Matsumotokiyoshi Holdings Co Ltd	5,200	159,883
Mebuki Financial Group Inc	3,000	7,934
Medipal Holdings Corp	7,000	149,759
Mitsubishi Gas Chemical Co Inc	6,800	101,861
Mitsubishi Tanabe Pharma Corp	5,700	82,283
Mitsubishi UFJ Financial Group Inc	13,500	66,253
Mitsui & Co Ltd	400	6,145
Mitsui Chemicals Inc	800	18,061
Mixi Inc	2,700	56,662
Mizuho Financial Group Inc	10,000	15,472
NHK Spring Co Ltd	12,400	108,335
Nikon Corp	2,200	32,769
Nippon Express Co Ltd	3,900	216,658
Nippon Shokubai Co Ltd	1,000	63,748
Nippon Telegraph & Telephone Corp	400	16,320
Nomura Research Institute Ltd	400	14,833
Obayashi Corp	23,400	211,885
Oracle Corp Japan	1,700	107,912

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Referenced Entity	Shares	Value
Osaka Gas Co Ltd	1,400	$25,539
Otsuka Corp	5,200	143,112
Persol Holdings Co Ltd	1,500	22,250
Pola Orbis Holdings Inc	4,600	123,962
Renesas Electronics Corp	1,300	5,905
Resona Holdings Inc	6,400	30,697
Rinnai Corp	200	13,169
Sankyo Co Ltd	200	7,606
SCSK Corp	900	31,890
Sega Sammy Holdings Inc	7,300	101,768
Sekisui Chemical Co Ltd	700	10,406
SG Holdings Co Ltd	600	15,601
Shimamura Co Ltd	100	7,658
Shimizu Corp	2,500	20,337
Shinsei Bank Ltd	2,200	26,154
Sojitz Corp	26,100	90,376
Square Enix Holdings Co Ltd	8,000	217,783
Stanley Electric Co Ltd	300	8,392
Sugi Holdings Co Ltd	200	7,905
Sumitomo Chemical Co Ltd	1,200	5,811
Sumitomo Corp	1,400	19,864
Sumitomo Dainippon Pharma Co Ltd	2,200	70,159
Sumitomo Heavy Industries Ltd	1,300	38,547
Sumitomo Mitsui Financial Group Inc	3,100	102,192
Sumitomo Mitsui Trust Holdings Inc	500	18,208
Sundrug Co Ltd	400	11,912
Suzuken Co Ltd	3,200	162,953
Taiheiyo Cement Corp	4,000	123,101
Taisei Corp	6,900	295,516
Taisho Pharmaceutical Holdings Co Ltd	100	10,037
Teijin Ltd	400	6,384
The Chugoku Bank Ltd	2,000	16,766
The Gunma Bank Ltd	12,200	50,761
The Hachijuni Bank Ltd	14,700	60,040
The Hiroshima Bank Ltd	3,800	20,074
The Iyo Bank Ltd	4,000	21,055
Tokyo Broadcasting System Holdings Inc	3,600	56,903
Tokyo Electric Power Co Holdings Inc	30,700	182,359
Tokyo Gas Co Ltd	2,300	58,172
Toppan Printing Co Ltd	500	7,350
Tosoh Corp	8,700	112,849
Toyo Seikan Group Holdings Ltd	400	9,155
Toyo Suisan Kaisha Ltd	3,000	104,469
Toyoda Gosei Co Ltd	400	7,875
Toyota Boshoku Corp	6,700	99,229

		7,228,150

Total Long Positions 15.4%		7,228,150

Short Positions: (15.1%)

Japan (15.1%)
Aeon Co Ltd	5,100	(99,685)
AEON Financial Service Co Ltd	5,400	(95,800)
Asahi Intecc Co Ltd	2,000	(84,611)
Asics Corp	10,600	(134,626)
Calbee Inc	7,000	(218,641)
Casio Computer Co Ltd	1,300	(15,413)
Chugai Pharmaceutical Co Ltd	900	(52,199)
CyberAgent Inc	1,000	(38,658)
Daifuku Co Ltd	4,600	(208,566)
Daiichi Sankyo Co Ltd	900	(28,787)
Denso Corp	1,100	(48,693)
Disco Corp	200	(23,254)
Don Quijote Holdings Co Ltd	600	(37,096)
FamilyMart UNY Holdings Co Ltd	596	(75,009)
FANUC Corp	200	(30,352)
Fast Retailing Co Ltd	300	(153,222)
Hamamatsu Photonics KK	2,604	(87,267)
Hirose Electric Co Ltd	200	(19,567)

Referenced Entity	Shares	Value
Hitachi Chemical Co Ltd	800	($12,035)
Hitachi Metals Ltd	1,300	(13,521)
Hokuriku Electric Power Co	10,900	(94,989)
Hoya Corp	400	(24,120)
Isetan Mitsukoshi Holdings Ltd	11,800	(130,375)
Japan Airport Terminal Co Ltd	900	(31,112)
Japan Tobacco Inc	500	(11,880)
JGC Corp	1,400	(19,704)
Kakaku.com Inc	2,100	(37,146)
Kansai Paint Co Ltd	5,500	(105,640)
Keihan Holdings Co Ltd	1,700	(69,269)
Keikyu Corp	8,100	(132,365)
Keio Corp	2,000	(116,386)
Keyence Corp	400	(202,178)
Kikkoman Corp	2,400	(128,435)
Kintetsu Group Holdings Co Ltd	2,700	(117,323)
Koito Manufacturing Co Ltd	200	(10,319)
Kyocera Corp	300	(14,996)
LINE Corp	200	(6,831)
M3 Inc	9,100	(122,588)
Marui Group Co Ltd	15,553	(301,416)
MISUMI Group Inc	2,300	(48,454)
Mitsubishi Logistics Corp	4,800	(109,069)
MonotaRO Co Ltd	600	(14,791)
Murata Manufacturing Co Ltd	1,400	(188,650)
Nabtesco Corp	300	(6,495)
Nagoya Railroad Co Ltd	3,800	(100,079)
Nankai Electric Railway Co Ltd	1,000	(26,493)
NGK Spark Plug Co Ltd	7,200	(142,524)
Nidec Corp	800	(90,518)
Nintendo Co Ltd	1,100	(292,093)
Nippon Paint Holdings Co Ltd	7,100	(241,908)
Nitori Holdings Co Ltd	200	(25,048)
Odakyu Electric Railway Co Ltd	7,400	(162,731)
Orient Corp	4,900	(5,966)
Otsuka Holdings Co Ltd	1,200	(49,037)
PeptiDream Inc	2,200	(86,857)
Ricoh Co Ltd	31,200	(304,884)
Seven Bank Ltd	10,200	(29,117)
Shikoku Electric Power Co Inc	9,200	(111,044)
Shimano Inc	2,000	(281,935)
Showa Denko KK	2,600	(77,206)
SoftBank Group Corp	100	(6,550)
Sony Financial Holdings Inc	7,900	(147,229)
Subaru Corp	300	(6,409)
SUMCO Corp	600	(6,682)
Suzuki Motor Corp	3,500	(176,440)
Sysmex Corp	100	(4,749)
T&D Holdings Inc	1,200	(13,881)
TDK Corp	3,200	(224,017)
Terumo Corp	2,100	(118,451)
The Bank of Kyoto Ltd	1,700	(69,861)
The Chugoku Electric Power Co Inc	12,300	(159,848)
The Yokohama Rubber Co Ltd	2,800	(52,367)
Tokyo Electron Ltd	200	(22,515)
Toyota Industries Corp	200	(9,210)
Toyota Motor Corp	2,400	(138,928)
Yamaha Corp	1,400	(59,555)
Yamaha Motor Co Ltd	300	(5,857)
Yamato Holdings Co Ltd	3,000	(82,250)
Yaskawa Electric Corp	9,000	(219,998)

		(7,073,770)

Total Short Positions (15.1%)		(7,073,770)

Total Long and Short Positions 0.3%		$154,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 1.3%

Norway 1.3%
Equinor ASA	9,141	$193,900
Leroy Seafood Group ASA	17,105	130,177
Norsk Hydro ASA	8,516	38,587
Orkla ASA	3,118	24,414
Salmar ASA	3,786	187,781
Telenor ASA	1,424	27,655

		602,514

Total Long Positions 1.3%		602,514

Referenced Entity	Shares	Value

Short Position: (0.6%)

Norway (0.5%)
Gjensidige Forsikring ASA	481	($7,525)
Schibsted ASA ‘A’	7,244	(243,379)

		(250,904)

United Kingdom (0.1%)
Subsea 7 SA	4,710	(45,897)

Total Short Position (0.6%)		(296,801)

Total Long and Short Positions 0.7%		$305,713

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR plus or minus a specified spread (rates range from (4.000%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2018:

Referenced Entity	Shares	Value
Long Positions: 2.2%

Malta 0.3%
Kindred Group PLC SDR	15,919	$146,339

Sweden 1.9%
Axfood AB	1,992	34,072
Boliden AB	10,871	235,564
Electrolux AB ‘B’	2,779	58,578
Elekta AB ‘B’	3,584	42,557
Essity AB ‘B’	533	13,102
Holmen AB ‘B’	741	14,654
NCC AB ‘B’	3,139	48,819
Securitas AB ‘B’	561	9,038
SSAB AB ‘A’	2,142	7,387
Swedish Match AB	2,028	79,837
Swedish Orphan Biovitrum AB	7,962	173,381
Telia Co AB	18,332	87,203
Volvo AB ‘B’	5,668	74,217

		878,409

Total Long Positions 2.2%		1,024,748

Referenced Entity	Shares	Value

Short Positions: (1.7%)

Colombia (0.2%)
Millicom International Cellular SA SDR	1,700	($107,569)

Sweden (1.5%)
Getinge AB ‘B’	7,874	(71,202)
Hexpol AB	1,263	(10,023)
Husqvarna AB ‘B’	833	(6,184)
Saab AB ‘B’	156	(5,405)
Svenska Handelsbanken AB ‘A’	5,878	(65,397)
Telefonaktiebolaget LM Ericsson ‘B’	61,324	(542,838)

		(701,049)

Total Short Positions (1.7%)		(808,618)

Total Long and Short Positions 0.5%		$216,130

Total Basket Swaps 14.8%		$6,926,739

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- Party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Index appreciation	Swiss Market Index depreciation	M	GSC	03/15/19	4	$338,182	($9,572)	$—	($9,572)
Swiss Market Index appreciation	Swiss Market Index depreciation	M	MSC	03/15/19	4	338,182	(9,572)	—	(9,572)
MSCI Canada Index appreciation	MSCI Canada Index depreciation	M	JPM	03/20/19	76	322,378	(10,043)	—	(10,043)
MSCI Hong Kong Index appreciation	MSCI Hong Kong Index depreciation	M	JPM	03/20/19	23	235,010	(3,574)	—	(3,574)
MSCI Italy Index appreciation	MSCI Italy Index depreciation	M	JPM	03/20/19	922	93,120	(3,851)	—	(3,851)
MSCI Japan Index appreciation	MSCI Japan Index depreciation	M	JPM	03/20/19	17,823	282,332	(22,256)	—	(22,256)

							($58,868)	$—	($58,868)

Total Swap Agreements									$984,064

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$37,531,376	$4,845,324	$32,686,052	$—
	Derivatives:
	Equity Contracts
	Futures	2,554	2,554	—	—
	Swaps	1,973,259	—	1,973,259	—

	Total Equity Contracts	1,975,813	2,554	1,973,259	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	91,774	—	91,774	—

	Total Assets - Derivatives	2,067,587	2,554	2,065,033	—

	Total Assets	39,598,963	4,847,878	34,751,085	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(902,176)	(902,176)	—	—
	Swaps	(989,195)	—	(989,195)	—

	Total Equity Contracts	(1,891,371)	(902,176)	(989,195)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(54,068)	—	(54,068)	—

	Total Liabilities - Derivatives	(1,945,439)	(902,176)	(1,043,263)	—

	Total Liabilities	(1,945,439)	(902,176)	(1,043,263)	—

	Total	$37,653,524	$3,945,702	$33,707,822	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.0%

Cyprus - 0.3%

Bank of Cyprus Holdings PLC *	104,173	$182,973

Iceland - 2.9%

Arion Banki HF ~	427,188	259,047
Eik fasteignafelag HF *	1,514,000	107,665
Eimskipafelag Islands HF	108,300	212,389
Festi HF *	70,300	69,840
Hagar HF	497,750	199,511
Reginn HF *	584,900	105,630
Reitir fasteignafelag HF	298,929	188,330
Siminn HF	6,922,000	221,375
Sjova-Almennar Tryggingar HF	762,368	90,668
Tryggingamidstodin HF	171,900	38,517
Vatryggingafelag Islands HF	55,512	4,834

		1,497,806

Mongolia - 0.2%

Mongolian Mining Corp *	733,000	14,847
Turquoise Hill Resources Ltd *	45,800	75,570

		90,417

Myanmar - 0.5%

Yoma Strategic Holdings Ltd	980,467	244,472

Serbia - 0.1%

Komercijalna Banka AD Beograd *	1,991	42,385

South Korea - 0.6%

Hana Financial Group Inc	430	13,985
Hyundai Mobis Co Ltd	104	17,744
Hyundai Motor Co	188	19,958
KB Financial Group Inc	419	17,479
KT&G Corp	130	11,836
LG Chem Ltd	44	13,716
LG Electronics Inc *	160	8,972
LG Household & Health Care Ltd	16	15,813
Lotte Corp l *	—	32
Lotte Shopping Co Ltd l	—	29
NAVER Corp	230	25,207
POSCO	58	12,686
S-Oil Corp	120	10,467
Samsung Biologics Co Ltd * ~	39	13,566
Samsung C&T Corp	160	15,145
Samsung Electronics Co Ltd	1,250	43,515
Samsung Life Insurance Co Ltd	180	13,171
Samsung SDI Co Ltd	126	24,766
Samsung SDS Co Ltd	94	17,203
SK Hynix Inc	363	19,789
SK Telecom Co Ltd	100	24,128

		339,207

Vietnam - 1.4%

Bank for Foreign Trade of Vietnam JSC	19,050	44,114
Bank for Investment and Development of Vietnam JSC *	12,200	18,235
Bao Viet Holdings	4,100	15,764
Binh Minh Plastics JSC	6,600	15,070
Coteccons Construction JSC	3,400	23,527
Danang Rubber JSC	1,800	1,672
Domesco Medical Import Export JSC	6,200	20,134
HA TIEN 1 Cement JSC	5,600	3,300
Ho Chi Minh City Infrastructure Investment JSC *	17,410	19,795

	Shares	Value
Hoa Phat Group JSC *	26,320	$35,229
Hoa Sen Group	4,070	1,143
KIDO Group Corp	9,700	10,090
Kinh Bac City Development Share Holding Corp *	13,300	7,586
Masan Group Corp *	16,900	56,473
PetroVietnam Drilling & Well Services JSC *	6,800	4,262
Petrovietnam Fertilizer & Chemicals JSC	10,000	9,619
PetroVietnam Gas JSC	4,300	16,080
PetroVietnam Nhon Trach 2 Power JSC	19,840	21,042
PetroVietnam Technical Services Corp	17,441	13,288
Pha Lai Thermal Power JSC	5,700	4,459
Refrigeration Electrical Engineering Corp	10,500	13,991
Saigon - Hanoi Commercial Joint Stock Bank *	24,510	7,608
Saigon Thuong Tin Commercial JSB *	38,500	19,844
SSI Securities Corp	17,300	19,919
Tan Tao Investment & Industry JSC *	27,800	3,677
Viet Capital Securities JSC	7,560	15,269
Vietnam Dairy Products JSC	12,288	63,736
Vietnam Joint Stock Commercial Bank for Industry and Trade *	3,900	3,256
Vietnam Technological & Commercial Joint Stock Bank * Ω	17,400	20,815
Vingroup JSC *	47,577	195,798

		704,795

Total Common Stocks (Cost $3,592,435)		3,102,055

	Principal Amount
CORPORATE BONDS & NOTES - 3.2%

Argentina - 0.3%

YPF SA 51.729% (ARS Deposit + 4.000%) due 07/07/20 § ~ Ω	$372,000	141,935

China - 2.1%

21Vianet Group Inc 7.000% due 08/17/20 ~	200,000	196,880
China Evergrande Group 8.750% due 06/28/25 ~	200,000	169,284
eHi Car Services Ltd 5.875% due 08/14/22 ~	200,000	163,983
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	200,000	173,489
Times China Holdings Ltd 6.250% due 01/17/21 ~	200,000	192,860
Zoomlion HK SPV Co Ltd 6.125% due 12/20/22 ~	200,000	187,500

		1,083,996

Ecuador - 0.1%

EP PetroEcuador 8.443% (USD LIBOR + 5.630%) due 09/24/19 § ~	39,474	39,572

Honduras - 0.4%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	227,000	231,599

India - 0.3%

ABJA Investment Co Pte Ltd 5.450% due 01/24/28 ~	200,000	170,824

Total Corporate Bonds & Notes (Cost $1,960,704)		1,667,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 0.8%

Barbados - 0.6%

Barbados Government 12.900% (USD LIBOR + 10.000%) due 12/20/19 * § Y Ω ±	$800,000	$273,340

Kenya - 0.2%

Republic of Kenya 7.694% (USD LIBOR + 5.000%) due 03/09/19 §	114,000	114,285

Total Senior Loan Notes (Cost $910,784)		387,625

MORTGAGE-BACKED SECURITIES - 2.0%

United States - 2.0%

Fannie Mae (IO)
3.000% due 04/25/48	606,801	115,103
3.644% (6.150% - USD LIBOR) due 01/25/43 §	1,371,328	166,509
4.000% due 08/25/48	2,500,739	552,518
Fannie Mae Interest Strip (IO) 3.500% due 02/25/48	581,325	126,219
Freddie Mac Strips (IO) 3.500% due 12/15/47	407,636	86,167

		1,046,516

Total Mortgage-Backed Securities (Cost $1,322,912)		1,046,516

FOREIGN GOVERNMENT BONDS & NOTES - 48.6%

Albania - 0.7%

Albania Government 5.750% due 11/12/20 ~	EUR 283,000	349,512

Argentina - 4.4%

Argentine Republic Government International Bond
6.250% due 11/09/47	1,228,000	1,007,385
6.875% due 01/11/48	$709,000	497,186
7.625% due 04/22/46	333,000	242,715
Autonomous City of Buenos Aires
50.156% (ARS Deposit +3.250%) due 03/29/24 §	ARS 182,740	4,124
54.823% (ARS Deposit + 5.000%) due 01/23/22 §	662,000	15,954
Bonos De La Nacion Argentina En Moneda Dua 4.500% due 06/21/19	$211,610	216,117
Provincia de Buenos Aires
50.513% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 7,530,000	175,550
51.704% (ARS Deposit + 3.830%) due 05/31/22 §	4,767,000	117,436

		2,276,467

Bahrain - 4.8%

Bahrain Government International Bond
6.125% due 08/01/23 ~	$380,000	388,692
7.000% due 10/12/28 ~	949,000	952,696
7.500% due 09/20/47 ~	1,170,000	1,133,900

		2,475,288

	Principal Amount	Value
Barbados - 0.6%

Barbados Government
6.625% due 12/05/35 * Y ~	$421,000	$224,582
7.000% due 08/04/22 Y ~	145,000	78,728

		303,310

Dominican Republic - 2.7%

Dominican Republic 8.900% due 02/15/23 ~	DOP 72,400,000	1,394,402

El Salvador - 3.4%

El Salvador Government
5.875% due 01/30/25 ~	$163,000	150,979
6.375% due 01/18/27 ~	194,000	178,432
8.250% due 04/10/32 ~	438,000	445,665
8.625% due 02/28/29 ~	929,000	974,289

		1,749,365

Iceland - 0.9%

Iceland Rikisbref 6.500% due 01/24/31	ISK 50,183,769	471,363

Indonesia - 3.1%

Indonesia Treasury Bond
6.125% due 05/15/28	IDR 9,957,000,000	611,061
7.000% due 05/15/27	3,422,000,000	222,739
7.500% due 08/15/32	807,000,000	52,682
7.500% due 05/15/38	10,081,000,000	645,485
8.250% due 05/15/36	1,338,000,000	92,209

		1,624,176

Macedonia - 0.3%

Macedonia Government 2.750% due 01/18/25 ~	EUR 140,000	156,676

Mongolia - 1.1%

Mongolia Government
5.125% due 12/05/22 ~	$280,000	263,947
5.625% due 05/01/23 ~	325,000	308,767

		572,714

New Zealand - 4.1%

New Zealand Government 2.500% due 09/20/35 ^ ~	NZD 2,652,993	2,122,348

Saudi Arabia - 1.1%

Saudi Government
4.625% due 10/04/47 ~	$200,000	183,253
5.000% due 04/17/49 ~	400,000	386,397

		569,650

Serbia - 15.2%

Serbia Treasury
5.750% due 07/21/23	RSD 545,500,000	5,784,044
5.875% due 02/08/28	187,990,000	1,971,164
10.000% due 09/11/21	10,270,000	116,796

		7,872,004

Sri Lanka - 4.8%

Sri Lanka Government
9.000% due 05/01/21	LKR 5,000,000	26,115
9.450% due 10/15/21	47,000,000	245,102
10.000% due 10/01/22	220,100,000	1,145,971
10.000% due 03/15/23	19,000,000	98,494

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Principal Amount	Value
10.250% due 03/15/25	LKR 3,360,000	$17,215
11.000% due 08/01/21	8,270,000	44,874
11.000% due 08/01/24	15,000,000	79,609
11.000% due 08/01/25	5,000,000	26,549
11.000% due 06/01/26	77,800,000	410,545
11.200% due 07/01/22	15,380,000	83,334
11.400% due 01/01/24	33,000,000	179,630
11.500% due 09/01/28	26,000,000	139,442

		2,496,880

Tunisia - 0.5%

Banque Centrale de Tunisie International Bond 5.625% due 02/17/24 ~	EUR 260,000	270,593

Turkey - 0.9%

Turkey Government International Bond
5.200% due 02/16/26	175,000	200,319
6.125% due 10/24/28	$291,000	272,256

		472,575

Total Foreign Government Bonds & Notes (Cost $25,941,949)		25,177,323

SHORT-TERM INVESTMENTS - 25.7%

Foreign Government Issues - 5.3%

Bank of Georgia Promissory Notes (Georgia)
7.400% due 05/21/19 Ω	GEL 130,000	48,471
7.400% due 05/23/19 Ω	50,000	18,642
7.400% due 05/27/19 Ω	70,000	26,098
7.400% due 06/03/19 Ω	150,000	55,919
7.590% due 06/19/19 Ω	350,000	130,554
7.590% due 06/21/19 Ω	50,000	18,650
7.590% due 06/25/19 Ω	30,000	11,190
Egypt Treasury Bills (Egypt) (2.810%) due 01/08/19	EGP 2,850,000	159,228
0.093% due 01/01/19	3,325,000	185,650
6.808% due 01/15/19	5,025,000	279,811
12.816% due 01/29/19	2,500,000	138,256
18.644% due 07/23/19	5,125,000	260,077
18.830% due 04/23/19	3,725,000	197,167
18.988% due 04/02/19	8,975,000	479,631
19.238% due 04/16/19	13,675,000	725,504

		2,734,848

	Shares	Value
Money Market Fund - 15.6%

BlackRock Liquidity Funds T-Fund Portfolio	8,110,030	$8,110,030

	Principal Amount
U.S. Treasury Bills - 4.8%

1.868% due 01/10/19 ‡	$1,250,000	1,249,366
2.386% due 02/14/19 ‡	1,250,000	1,246,372

		2,495,738

Total Short-Term Investments (Cost $13,337,532)		13,340,616

TOTAL INVESTMENTS - 86.3% (Cost $47,066,316)		44,722,061

DERIVATIVES - (2.7%) (See Notes (d) through (g) in Notes to Schedule of Investments)		(1,375,239)

OTHER ASSETS & LIABILITIES, NET - 16.4%		8,486,683

NET ASSETS - 100.0%		$51,833,505

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $745,614 or 1.4% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $576,650 or 1.1% of the Fund’s net assets were in default as of December 31, 2018.

(c)

As of December 31, 2018, investments with a total aggregate value of $1,086,071 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(d)	Open futures contracts outstanding as of December 31, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	09/19	97	$27,832,898	$27,860,869	$27,971

Short Futures Outstanding
Euribor	09/20	97	27,719,292	27,816,414	(97,122)
U.S. 5-Year Interest Rate Swap	03/19	2	199,449	201,578	(2,129)

					(99,251)

Total Futures Contracts					($71,280)

(e)	Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AED	649,000	USD	176,637	05/19	SCB	$1	$—
AED	6,375,000	USD	1,730,780	02/20	BNP	3,309	—
AUD	931,000	USD	659,902	01/19	BNP	—	(4,028)
AUD	1,564,070	USD	1,114,705	01/19	GSC	—	(12,541)
AUD	1,986,663	USD	1,411,382	01/19	SCB	—	(11,219)
CNH	1,700,000	USD	246,377	01/19	GSC	1,135	—
CNH	2,920,000	USD	420,588	01/19	SCB	4,549	—
CNH	4,410,000	USD	641,893	02/19	GSC	63	—
CNH	837,000	USD	121,348	06/19	DUB	478	—
CNH	11,812,000	USD	1,721,422	06/19	SCB	—	(2,167)
CNH	3,000,000	USD	437,082	07/19	DUB	—	(436)
CNH	5,326,000	USD	775,672	07/19	GSC	—	(480)
CNH	4,000,000	USD	582,708	07/19	JPM	—	(513)
CNH	4,000,000	USD	582,601	07/19	SCB	—	(406)
CNH	4,194,000	USD	600,989	08/19	CIT	9,418	—
CNH	4,400,000	USD	630,273	08/19	SCB	10,115	—
COP	930,740,497	USD	294,301	01/19	GSC	—	(8,131)
COP	764,746,000	USD	246,529	01/19	JPM	—	(11,336)
COP	771,224,000	USD	247,171	01/19	SCB	—	(9,998)
COP	1,170,200,000	USD	359,984	02/19	UBS	—	(693)
COP	1,122,336,000	USD	343,850	02/19	UBS	969	—
COP	1,880,600,000	USD	585,492	03/19	BNP	—	(8,213)
COP	750,824,000	USD	235,479	03/19	GSC	—	(5,085)
COP	737,726,000	USD	230,772	03/19	SCB	—	(4,397)
COP	696,090,000	USD	216,972	03/19	UBS	—	(3,440)
CZK	1,039,000	EUR	40,122	02/19	CIT	175	—
EGP	1,183,000	USD	64,311	01/19	BNP	1,240	—
EGP	1,360,000	USD	74,034	01/19	HSB	1,325	—
EGP	852,000	USD	46,355	02/19	CIT	326	—
EGP	1,910,000	USD	100,792	02/19	HSB	3,825	—
EGP	1,046,000	USD	55,315	03/19	DUB	1,652	—
EGP	7,651,000	USD	402,193	03/19	HSB	14,797	—
EGP	5,182,200	USD	274,109	04/19	CIT	5,243	—
EGP	3,532,000	USD	182,532	04/19	DUB	7,282	—
EGP	5,006,800	USD	265,621	04/19	HSB	3,784	—
EGP	1,578,000	USD	83,758	04/19	SCB	1,232	—
EGP	7,400,000	USD	386,787	05/19	CIT	9,288	—
EGP	4,463,000	USD	230,052	05/19	DUB	7,565	—
EGP	1,008,000	USD	53,446	05/19	HSB	254	—
EGP	1,494,000	USD	76,567	06/19	DUB	2,545	—
EGP	6,750,000	USD	341,498	07/19	DUB	11,807	—
EGP	5,723,000	USD	289,476	08/19	DUB	7,862	—
EGP	928,000	USD	46,987	08/19	JPM	1,436	—
EGP	3,460,000	USD	173,202	09/19	DUB	5,708	—
EGP	4,920,000	USD	246,926	09/19	HSB	7,570	—
EUR	3,685	HUF	1,190,000	01/19	CIT	—	(24)
EUR	368,847	NOK	3,698,000	01/19	DUB	—	(4,728)
EUR	76,001	NOK	741,000	01/19	GSC	1,416	—
EUR	1,737,023	NOK	17,090,000	02/19	GSC	16,467	—
EUR	701,498	NOK	7,060,000	02/19	JPM	—	(10,965)
EUR	53,336	PLN	229,000	01/19	CIT	31	—
EUR	222,171	RON	1,077,638	01/19	BNP	—	(9,973)
EUR	379,021	RON	1,832,000	01/19	CIT	—	(15,663)
EUR	697,761	RON	3,375,000	01/19	DUB	—	(29,224)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	232,172	RON	1,120,000	01/19	JPM	$—	($9,052)
EUR	772,298	RON	3,730,530	02/19	BNP	—	(29,654)
EUR	987,907	RON	4,776,000	02/19	CIT	—	(39,324)
EUR	682,595	RON	3,297,000	02/19	DUB	—	(25,629)
EUR	269,542	RON	1,300,000	02/19	JPM	—	(9,544)
EUR	81,595	RON	392,000	02/19	SCB	—	(2,516)
EUR	233,236	SEK	2,402,000	01/19	CIT	—	(3,781)
EUR	995,846	SEK	10,250,000	01/19	GSC	—	(15,475)
EUR	974,370	SEK	10,032,000	01/19	SCB	—	(15,501)
EUR	457,081	SEK	4,708,000	02/19	CIT	—	(7,452)
EUR	1,067,100	USD	1,265,149	01/19	DUB	—	(41,468)
EUR	188,643	USD	219,641	01/19	JPM	—	(3,039)
EUR	290,099	USD	335,472	01/19	SCB	—	(2,429)
EUR	338,600	USD	388,659	01/19	SCB	326	—
EUR	598,964	USD	683,442	02/19	DUB	5,920	—
EUR	2,406,515	USD	2,763,164	02/19	GSC	6,319	—
EUR	525,948	USD	602,457	02/19	SCB	1,805	—
EUR	47,050	USD	54,053	02/19	UBS	30	—
EUR	25,895	USD	30,498	03/19	SCB	—	(662)
EUR	1,912,540	USD	2,207,614	04/19	GSC	2,098	—
ILS	1,003,100	USD	276,794	01/19	JPM	—	(8,038)
ILS	5,410,000	USD	1,486,509	02/19	JPM	—	(34,712)
ILS	4,910,000	USD	1,332,338	03/19	GSC	—	(12,584)
INR	43,660,000	USD	592,360	01/19	DUB	33,249	—
INR	69,275,000	USD	941,199	01/19	GSC	51,426	—
INR	22,910,000	USD	313,707	01/19	JPM	14,526	—
INR	26,325,000	USD	354,689	01/19	UBS	22,562	—
JPY	318,824,562	USD	2,830,860	01/19	SCB	83,208	—
JPY	47,198,000	USD	421,558	01/19	UBS	9,677	—
JPY	31,709,000	USD	281,739	02/19	GSC	8,911	—
KRW	85,680,000	USD	75,964	01/19	DUB	919	—
KRW	593,000,000	USD	534,620	01/19	JPM	—	(1,708)
KRW	215,111,788	USD	192,873	01/19	UBS	151	—
MAD	1,858,000	USD	194,364	01/19	BNP	—	(434)
MAD	183,000	USD	18,910	03/19	SCB	34	—
MAD	2,482,000	USD	258,968	06/19	SCB	—	(3,888)
MAD	1,613,000	USD	167,050	09/19	BNP	—	(2,441)
MXN	5,780,000	USD	289,338	01/19	BNP	4,112	—
MXN	4,787,000	USD	240,245	01/19	GSC	3,068	—
NOK	3,698,000	EUR	389,211	01/19	DUB	—	(18,648)
NOK	741,000	EUR	73,862	01/19	GSC	1,037	—
NOK	17,090,000	EUR	1,786,927	02/19	GSC	—	(73,821)
NOK	7,060,000	EUR	723,804	02/19	JPM	—	(14,720)
NZD	252,070	USD	172,825	03/19	BNP	—	(3,371)
OMR	233,000	USD	604,567	01/19	BNP	348	—
OMR	573,000	USD	1,469,985	04/19	BNP	15,549	—
OMR	530,000	USD	1,350,835	08/19	BNP	17,149	—
QAR	340,000	USD	93,151	01/19	BNP	229	—
RON	170,000	EUR	36,528	01/19	BNP	—	(127)
RON	1,962,000	EUR	411,257	01/19	CIT	10,644	—
RON	2,809,700	EUR	591,061	01/19	DUB	12,760	—
RON	1,120,000	EUR	234,490	01/19	JPM	6,391	—
RON	529,000	EUR	112,849	02/19	CIT	488	—
RON	1,300,000	EUR	271,407	02/19	JPM	7,398	—
RSD	76,870,777	EUR	646,450	02/19	CIT	1,192	—
RSD	32,162,200	EUR	270,612	02/19	DUB	450	—
RUB	15,170,000	USD	222,079	01/19	SCB	—	(5,271)
SEK	2,402,000	EUR	233,993	01/19	CIT	2,912	—
SEK	15,308,000	EUR	1,480,812	01/19	GSC	30,529	—
SEK	16,144,000	EUR	1,552,340	01/19	SCB	42,920	—
SEK	4,708,000	EUR	458,599	02/19	CIT	5,704	—
THB	7,860,000	USD	243,940	01/19	GSC	—	(2,530)
THB	13,420,000	USD	416,511	01/19	SCB	—	(4,333)
THB	12,690,000	USD	385,012	02/19	GSC	5,239	—
THB	15,190,000	USD	461,239	02/19	SCB	5,894	—
THB	22,896,000	USD	700,441	03/19	UBS	4,019	—
THB	7,860,000	USD	241,400	04/19	GSC	676	—
THB	13,420,000	USD	412,225	04/19	SCB	1,090	—
TRY	3,080,171	USD	682,657	01/19	DUB	—	(110,132)
TRY	2,113,000	USD	506,836	01/19	SCB	—	(114,083)
TRY	433,000	USD	79,316	01/19	SCB	1,828	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
TRY	2,113,171	USD	458,587	02/20	DUB	$—	($126,759)
TRY	8,968,075	USD	1,950,284	02/20	GSC	—	(540,792)
TRY	2,752,925	USD	593,273	02/20	JPM	—	(159,812)
TRY	6,586,829	USD	1,431,384	02/20	SCB	—	(397,719)
TWD	11,000,000	USD	378,527	04/19	CIT	—	(15,000)
TWD	10,292,000	USD	354,225	04/19	DUB	—	(14,096)
TWD	8,450,000	USD	291,883	04/19	GSC	—	(12,759)
UGX	352,316,000	USD	91,093	01/19	CIT	3,385	—
UGX	91,460,000	USD	22,499	01/19	SCB	2,086	—
UGX	58,090,000	USD	14,186	02/19	CIT	1,323	—
UGX	246,007,000	USD	62,971	02/19	SCB	2,604	—
UGX	88,280,000	USD	22,484	04/19	CIT	752	—
UGX	35,487,000	USD	9,037	04/19	SCB	329	—
UGX	80,091,000	USD	20,669	05/19	SCB	313	—
UGX	89,370,000	USD	22,483	06/19	CIT	767	—
UGX	80,133,000	USD	20,760	06/19	SCB	134	—
USD	47,438	AED	175,000	10/19	SCB	—	(179)
USD	23,790	AED	88,000	12/19	BNP	—	(153)
USD	5,419,809	AED	19,991,000	02/20	BNP	—	(18,014)
USD	478,364	ARS	19,098,669	01/19	BNP	—	(13,028)
USD	14,277	ARS	557,962	01/19	GSC	—	(326)
USD	572,669	BHD	218,600	06/19	BNP	—	(5,617)
USD	527,894	BHD	201,400	06/19	SCB	—	(4,884)
USD	392,514	BHD	151,000	09/19	SCB	—	(5,734)
USD	1,485,990	BHD	571,000	10/19	SCB	—	(19,391)
USD	356,307	BHD	137,000	02/20	BNP	—	(3,520)
USD	358,395	BHD	138,000	03/20	BNP	—	(4,018)
USD	244,886	CNH	1,700,000	01/19	GSC	—	(2,625)
USD	420,707	CNH	2,920,000	01/19	SCB	—	(4,430)
USD	876,199	CNH	6,110,000	02/19	GSC	—	(13,223)
USD	246,255	CNH	1,700,000	04/19	GSC	—	(1,204)
USD	103,966	CNH	718,000	04/19	SCB	—	(549)
USD	127,033	CNH	885,000	05/19	MSC	—	(1,787)
USD	369,545	CNH	2,565,000	05/19	SCB	—	(3,814)
USD	166,048	CNH	1,150,000	06/19	CIT	—	(1,336)
USD	580,406	CNH	3,940,000	06/19	DUB	6,933	—
USD	2,189,985	CNH	14,915,000	06/19	SCB	19,083	—
USD	443,001	CNH	3,000,000	07/19	DUB	6,355	—
USD	787,380	CNH	5,326,000	07/19	GSC	12,188	—
USD	591,541	CNH	4,000,000	07/19	JPM	9,346	—
USD	591,602	CNH	4,000,000	07/19	SCB	9,408	—
USD	605,247	CNH	4,194,000	08/19	CIT	—	(5,159)
USD	635,297	CNH	4,400,000	08/19	SCB	—	(5,092)
USD	30,547	COP	100,379,000	01/19	SCB	—	(317)
USD	175,447	EUR	153,338	01/19	CIT	—	(663)
USD	1,774,389	EUR	1,540,069	01/19	DUB	8,339	—
USD	669,503	EUR	566,665	01/19	JPM	18,852	—
USD	80,780	EUR	70,554	01/19	SCB	—	(259)
USD	1,323,433	EUR	1,142,768	01/19	SCB	11,445	—
USD	31,962	EUR	28,000	01/19	UBS	—	(199)
USD	1,461,276	EUR	1,280,652	02/19	DUB	—	(12,658)
USD	503,560	EUR	430,000	02/19	DUB	8,995	—
USD	2,547,342	EUR	2,174,434	02/19	GSC	44,944	—
USD	787,117	EUR	665,852	02/19	SCB	22,119	—
USD	571,010	EUR	494,162	02/19	UBS	2,981	—
USD	2,019,027	EUR	1,736,604	03/19	JPM	15,697	—
USD	4,085,006	EUR	3,564,095	03/19	SCB	—	(28,989)
USD	4,284,199	EUR	3,629,347	03/19	SCB	100,708	—
USD	1,093,924	EUR	952,000	04/19	GSC	—	(5,621)
USD	2,924,767	EUR	2,556,000	04/19	SCB	—	(29,150)
USD	52,383	GHS	279,000	05/19	JPM	—	(1,977)
USD	160,055	GHS	893,000	06/19	JPM	—	(12,957)
USD	85,198	GHS	470,000	06/19	SCB	—	(5,883)
USD	71,453	GHS	403,000	07/19	JPM	—	(5,957)
USD	92,482	HUF	25,988,714	01/19	GSC	—	(447)
USD	267,401	ILS	1,003,100	01/19	JPM	—	(1,355)
USD	1,449,819	ILS	5,410,000	02/19	JPM	—	(1,977)
USD	1,309,770	ILS	4,910,000	03/19	GSC	—	(9,985)
USD	628,686	INR	47,410,000	01/19	CIT	—	(50,724)
USD	1,286,871	INR	95,290,000	01/19	JPM	—	(78,420)
USD	258,017	INR	19,470,000	01/19	UBS	—	(20,998)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	216,770	JPY	24,267,562	01/19	SCB	$—	($5,062)
USD	36,159	JPY	4,097,000	01/19	UBS	—	(1,274)
USD	589,481	KRW	654,000,000	01/19	DUB	2,631	—
USD	257,900	KRW	293,000,000	01/19	GSC	—	(5,411)
USD	799,567	KRW	886,000,000	01/19	GSC	4,538	—
USD	662,743	KRW	738,759,457	01/19	JPM	—	(164)
USD	352,847	KRW	397,235,000	02/19	DUB	—	(4,572)
USD	294,440	KRW	331,510,000	02/19	GSC	—	(3,841)
USD	381,610	KRW	429,490,000	02/19	SCB	—	(4,830)
USD	391,028	KRW	440,395,000	02/19	UBS	—	(5,225)
USD	339,158	KRW	381,095,000	03/19	JPM	—	(3,926)
USD	296,859	KRW	333,705,000	03/19	SCB	—	(3,562)
USD	149,952	MYR	625,000	01/19	GSC	—	(1,410)
USD	178,742	MYR	750,000	02/19	GSC	—	(2,945)
USD	260,901	MYR	1,095,000	02/19	UBS	—	(4,362)
USD	1,413,163	NZD	2,181,104	01/19	BNP	—	(51,032)
USD	2,874,067	NZD	4,379,781	01/19	JPM	—	(67,046)
USD	767,943	NZD	1,120,071	03/19	BNP	14,979	—
USD	240,117	NZD	346,000	03/19	CIT	7,617	—
USD	2,154,776	OMR	891,000	01/19	BNP	—	(158,417)
USD	1,450,633	OMR	573,000	04/19	BNP	—	(34,901)
USD	5,280,204	OMR	2,146,000	08/19	BNP	—	(257,189)
USD	623,129	QAR	2,294,000	01/19	BNP	—	(4,950)
USD	232,602	QAR	859,230	01/19	SCB	—	(2,650)
USD	229,308	RUB	15,170,000	01/19	SCB	12,500	—
USD	182,917	SGD	249,705	03/19	DUB	—	(559)
USD	240,735	THB	7,860,000	01/19	GSC	—	(675)
USD	411,051	THB	13,420,000	01/19	SCB	—	(1,127)
USD	685,909	TRY	3,080,171	01/19	DUB	113,384	—
USD	80,884	TRY	433,000	01/19	SCB	—	(259)
USD	507,323	TRY	2,113,000	01/19	SCB	114,570	—
USD	418,760	TRY	2,125,000	02/20	DUB	85,075	—
USD	1,867,664	TRY	8,968,075	02/20	GSC	458,172	—
USD	572,353	TRY	2,756,000	02/20	JPM	138,407	—
USD	1,304,407	TRY	6,628,800	02/20	SCB	264,157	—
USD	299,752	TWD	8,450,000	04/19	JPM	20,628	—
USD	735,683	TWD	21,292,000	04/19	SCB	32,028	—
USD	177,854	UYU	6,140,000	02/19	CIT	—	(10,440)
USD	482,968	ZAR	6,864,100	01/19	GSC	6,749	—
USD	310,444	ZAR	4,289,000	01/19	SCB	13,184	—
USD	266,142	ZAR	3,836,800	02/19	GSC	906	—
UYU	6,140,000	USD	195,168	02/19	CIT	—	(6,874)

Total Forward Foreign Currency Contracts						$2,164,265	($3,062,286)

(f)	Purchased options outstanding as of December 31, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Cost	Value
Call - MXN versus USD	MXN 21.32	05/06/19	CIT	$572,000	$20,722	$8,313
Call - MXN versus USD	21.32	05/07/19	GSC	1,265,000	49,746	18,602

					70,468	26,915

Put - EUR versus SEK	SEK 9.70	01/16/19	DUB	EUR 835,000	2,444	177
Put - EUR versus SEK	9.67	01/18/19	CIT	632,000	1,819	135
Put - EUR versus SEK	9.68	01/18/19	BNP	616,000	1,601	133
Put - EUR versus SEK	9.58	04/12/19	CIT	870,000	3,737	1,005
Put - EUR versus SEK	9.96	04/12/19	CIT	1,160,000	13,827	8,535
Put - EUR versus SEK	9.96	04/15/19	BNP	955,000	11,786	7,177
Put - EUR versus SEK	9.56	04/23/19	DUB	1,350,000	5,557	1,697
Put - EUR versus USD	$1.14	05/27/19	GSC	1,905,000	27,021	25,594

					67,792	44,453

Total Foreign Currency Options					$138,260	$71,368

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.010%	07/03/28	MSC	$1,214,000	$69,077	$70,718
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.968%	07/05/28	GSC	1,121,000	64,373	64,589
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.980%	07/05/28	MSC	1,214,000	69,441	69,523

							202,891	204,830

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.010%	07/03/28	MSC	1,214,000	69,077	70,114
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.968%	07/05/28	GSC	1,121,000	64,373	65,473
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.980%	07/05/28	MSC	1,214,000	69,441	71,336

							202,891	206,923

Total Interest Rate Swaptions							$405,782	$411,753

Total Purchased Options							$544,042	$483,121

(g)	Swap agreements outstanding as of December 31, 2018 were as follows:

Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government	Q	1.000%	03/20/19	GSC	0.224%	$490,000	($993)	($8,606)	$7,613
Croatia Government	Q	1.000%	06/20/20	CIT	0.432%	143,000	(1,227)	10,929	(12,156)
Qatar Government	Q	1.000%	12/20/20	GSC	0.372%	1,120,000	(13,955)	21,581	(35,536)
Qatar Government	Q	1.000%	06/20/21	CIT	0.448%	937,457	(12,738)	5,719	(18,457)
Qatar Government	Q	1.000%	06/20/21	GSC	0.448%	1,241,000	(16,862)	5,274	(22,136)
Qatar Government	Q	1.000%	12/20/22	GSC	0.655%	350,000	(4,663)	(3,911)	(752)
Qatar Government	Q	1.000%	09/20/24	GSC	0.942%	290,000	(984)	(622)	(362)
South Africa Government	Q	1.000%	12/20/25	BNP	2.565%	3,167,000	289,344	573,006	(283,662)
France Government	Q	0.250%	12/20/28	CIT	0.581%	1,181,000	31,948	24,721	7,227
France Government	Q	0.250%	12/20/28	GSC	0.578%	2,213,000	62,067	45,448	16,619
Colombia Government	Q	1.000%	12/20/28	GSC	2.265%	1,586,000	158,018	130,056	27,962

							489,955	803,595	(313,640)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	1.682%	1,040,000	16,004	73,878	(57,874)
Qatar Government	Q	1.000%	12/20/22	ICE	0.655%	2,040,000	(26,845)	(137)	(26,708)
Malaysia Government	Q	1.000%	12/20/23	ICE	1.086%	6,090,000	23,198	29,285	(6,087)
Mexico Government	Q	1.000%	12/20/23	ICE	1.540%	5,055,000	123,447	74,285	49,162
Russia Government	Q	1.000%	12/20/23	ICE	1.530%	2,892,900	69,119	70,307	(1,188)
France Government	Q	0.250%	12/20/24	ICE	0.552%	334,000	3,324	412	2,912

							208,247	248,030	(39,783)

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$698,202	$1,051,625	($353,423)

Credit Default Swaps on Sovereign Issues — Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	2.776%	$1,488,000	($37,042)	($75,154)	$38,112
Turkey Government	Q	1.000%	12/20/23	DUB	3.578%	161,000	(17,583)	(19,116)	1,533
Indonesia Government	Q	1.000%	12/20/23	GSC	1.369%	985,000	(16,163)	(18,941)	2,778
Indonesia Government	Q	1.000%	12/20/23	JPM	1.369%	1,445,000	(23,712)	(28,589)	4,877
Turkey Government	Q	1.000%	12/20/26	BNP	3.980%	1,313,084	(237,008)	(223,125)	(13,883)
Turkey Government	Q	1.000%	12/20/26	GSC	3.980%	547,119	(98,754)	(93,525)	(5,229)
Turkey Government	Q	1.000%	12/20/27	GSC	4.030%	327,000	(64,996)	(48,358)	(16,638)

							(495,258)	(506,808)	11,550

				Exchange
Indonesia Government	Q	1.000%	12/20/23	ICE	1.380%	1,250,000	(21,036)	(25,270)	4,234
Argentina Government	Q	5.000%	12/20/23	ICE	7.998%	1,165,254	(126,272)	(106,461)	(19,811)

							(147,308)	(131,731)	(15,577)

Total Credit Default Swaps on Sovereign Issues – Sell Protection							($642,566)	($638,539)	($4,027)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Credit Default Swaps on Credit Indices — Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 30	Q	1.000%	12/20/23	ICE	$2,700,000	$118,973	$130,824	($11,851)

Total Credit Default Swaps						$174,609	$543,910	($369,301)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps — Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.744%	3-Month USD-LIBOR	Q/Z	LCH	07/31/20	$1,000,000	($14,671)	$—	($14,671)
1.744%	3-Month USD-LIBOR	Q/S	LCH	07/31/20	800,000	(11,734)	—	(11,734)
1.750%	3-Month USD-LIBOR	Q/Q	LCH	07/31/20	535,000	(7,906)	—	(7,906)
1.560%	3-Month USD-LIBOR	Q/S	LCH	08/22/20	713,000	(12,944)	—	(12,944)
1.545%	3-Month USD-LIBOR	Q/Q	LCH	09/23/20	80,000	(1,553)	—	(1,553)
1.424%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	680,000	(15,041)	—	(15,041)
1.426%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	680,000	(15,011)	—	(15,011)
1.540%	3-Month USD-LIBOR	Q/Q	LCH	11/05/20	706,000	(14,326)	—	(14,326)
1.555%	3-Month USD-LIBOR	S/Q	LCH	11/09/20	683,000	(13,723)	—	(13,723)
1.114%	3-Month USD-LIBOR	S/Q	LCH	02/23/21	441,000	(14,072)	—	(14,072)
2.410%	6-Month PLN-WIBOR	A/S	LCH	12/13/21	PLN 1,172,000	4,644	—	4,644
2.460%	6-Month PLN-WIBOR	S/S	LCH	01/12/22	2,113,000	9,290	—	9,290
2.025%	6-Month CZK-PRIBOR	S/S	LCH	07/27/22	CZK 19,940,000	4,190	3,538	652
2.056%	6-Month CZK-PRIBOR	S/S	LCH	07/30/22	39,730,000	10,468	—	10,468
2.068%	6-Month CZK-PRIBOR	S/S	LCH	07/31/22	40,377,000	11,396	—	11,396
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/03/22	10,900,000	3,766	—	3,766
2.080%	6-Month CZK-PRIBOR	A/S	LCH	08/06/22	13,360,000	4,145	—	4,145
2.060%	6-Month CZK-PRIBOR	A/S	LCH	08/16/22	9,821,000	2,742	—	2,742
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/17/22	36,300,000	12,642	—	12,642
2.100%	6-Month CZK-PRIBOR	A/S	LCH	08/18/22	19,010,000	6,540	—	6,540
2.115%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	19,326,000	7,144	—	7,144
2.128%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	6,337,000	2,467	—	2,467
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	4,618,000	2,099	—	2,099
2.200%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	24,188,000	12,231	—	12,231
1.841%	3-Month USD-LIBOR	S/Q	LCH	09/15/22	$320,000	(8,372)	(11,734)	3,362
2.688%	6-Month PLN-WIBOR	S/S	LCH	02/07/23	PLN 1,998,000	14,093	—	14,093
2.507%	6-Month PLN-WIBOR	A/S	LCH	06/15/23	1,352,000	6,936	—	6,936
2.525%	6-Month PLN-WIBOR	S/S	LCH	06/18/23	548,000	2,927	—	2,927
2.145%	6-Month CZK-PRIBOR	A/S	LCH	08/06/23	CZK 14,310,000	8,957	—	8,957
2.200%	6-Month CZK-PRIBOR	A/S	LCH	08/07/23	28,544,000	20,716	—	20,716
2.175%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	1,300,000	881	—	881
2.180%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	10,460,000	7,193	—	7,193
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/10/23	6,500,000	4,332	—	4,332
2.160%	6-Month CZK-PRIBOR	A/S	LCH	08/13/23	5,300,000	3,475	—	3,475
2.420%	6-Month SGD-SIBOR	S/S	LCH	10/19/23	SGD 1,000,000	17,719	—	17,719
2.423%	6-Month SGD-SIBOR	S/S	LCH	10/19/23	1,000,000	17,803	—	17,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.441%	6-Month SGD-SIBOR	S/S	LCH	10/22/23	SGD1,000,000	$18,353	$—	$18,353
2.445%	6-Month SGD-SIBOR	S/S	LCH	10/22/23	2,000,000	36,976	—	36,976
2.438%	6-Month SGD-SIBOR	S/S	LCH	10/23/23	700,000	12,730	—	12,730
2.075%	6-Month SGD-SIBOR	S/S	LCH	12/13/23	1,320,000	7,646	—	7,646
2.085%	6-Month SGD-SIBOR	S/S	LCH	12/13/23	1,380,000	8,471	—	8,471
2.485%	3-Month NZD Bank Bills	Q/S	LCH	07/25/26	NZD 1,000,000	999	—	999
2.226%	6-Month PLN-WIBOR	Q/S	LCH	07/28/26	PLN 1,850,000	(3,259)	—	(3,259)
2.280%	6-Month PLN-WIBOR	A/S	LCH	09/21/26	483,000	(463)	—	(463)
2.300%	6-Month PLN-WIBOR	S/S	LCH	09/21/26	1,787,000	(1,033)	—	(1,033)
2.490%	6-Month PLN-WIBOR	S/S	LCH	10/13/26	510,000	1,516	—	1,516
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	519,000	1,336	—	1,336
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/28/26	514,000	1,311	—	1,311
2.560%	6-Month PLN-WIBOR	A/S	LCH	11/02/26	514,000	2,193	—	2,193
2.540%	6-Month PLN-WIBOR	A/S	LCH	11/07/26	514,000	1,986	—	1,986
2.500%	6-Month PLN-WIBOR	A/S	LCH	11/08/26	514,000	1,591	—	1,591
2.516%	6-Month PLN-WIBOR	S/S	LCH	11/10/26	1,419,000	4,840	—	4,840
3.140%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	350,000	5,550	1,323	4,227
2.405%	3-Month USD-LIBOR	Z/Z	LCH	02/06/33	$149,500	7,746	—	7,746
1.772%	Eurostat Eurozone HICP	A/Z	LCH	08/15/42	EUR 379,000	6,457	—	6,457
1.775%	Eurostat Eurozone HICP	A/Z	LCH	08/15/42	381,000	6,860	—	6,860
1.793%	Eurostat Eurozone HICP	S/Z	LCH	08/15/42	371,000	8,782	—	8,782
1.847%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/42	374,000	14,535	—	14,535
1.935%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/43	30,900	2,052	—	2,052
1.885%	Eurostat Eurozone HICP	A/Z	LCH	08/07/47	6,000	230	—	230

						$216,848	($6,873)	$223,721

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.160%	3-Month SAR-SAIBOR	Q/Q	GSC	08/03/20	SAR 3,990,000	$10,416	$—	$10,416
2.350%	3-Month SAR-SAIBOR	Q/Q	GSC	08/12/20	5,188,000	8,448	—	8,448
3.410%	3-Month SAR-SAIBOR	Q/Q	GSC	08/22/20	4,051,000	(15,821)	—	(15,821)
2.645%	3-Month SAR-SAIBOR	A/Q	GSC	02/23/21	2,118,000	(5,919)	—	(5,919)
3.380%	3-Month SAR-SAIBOR	Q/A	GSC	05/10/26	1,945,000	2,944	—	2,944

						68	—	68

			Exchange
1.265%	6-Month HUF-BUBOR	A/S	LCH	12/13/21	HUF 80,325,000	(820)	—	(820)
1.460%	6-Month HUF-BUBOR	A/S	LCH	01/12/22	141,670,000	(4,086)	—	(4,086)
0.250%	6-Month EUR-LIBOR	A/S	LCH	09/20/22	EUR 200,000	(2,000)	850	(2,850)
1.253%	6-Month HUF-BUBOR	A/S	LCH	02/06/23	HUF 132,996,000	2,767	—	2,767
1.000%	6-Month EUR-LIBOR	S/S	LCH	03/21/23	EUR 175,000	(9,520)	(5,696)	(3,824)
0.431%	6-Month EUR-LIBOR	S/S	LCH	05/22/23	260,000	(4,184)	(1,695)	(2,489)
1.820%	6-Month HUF-BUBOR	S/S	LCH	06/15/23	HUF 231,691,000	(12,888)	—	(12,888)
1.885%	6-Month HUF-BUBOR	S/S	LCH	06/18/23	47,309,000	(3,101)	—	(3,101)
2.887%	3-Month USD-LIBOR	S/Q	LCH	06/27/23	$350,000	(4,524)	—	(4,524)
3.080%	3-Month USD-LIBOR	Q/S	LCH	10/03/23	377,700	(8,495)	—	(8,495)
3.088%	3-Month USD-LIBOR	Q/S	LCH	10/31/23	282,300	(6,628)	—	(6,628)
1.353%	6-Month GBP-LIBOR	S/S	LCH	11/20/23	GBP 1,318,000	(4,603)	—	(4,603)
1.358%	6-Month GBP-LIBOR	S/S	LCH	11/20/23	665,000	(2,525)	—	(2,525)
1.363%	6-Month GBP-LIBOR	S/S	LCH	11/20/23	666,000	(2,731)	—	(2,731)
2.999%	3-Month USD-LIBOR	Q/S	LCH	11/23/23	$295,700	(5,781)	—	(5,781)
0.231%	6-Month EUR-LIBOR	S/A	LCH	12/27/23	EUR 144,000	(306)	—	(306)
1.923%	6-Month HUF-BUBOR	Q/S	LCH	07/28/26	HUF 131,000,000	885	—	885
1.940%	6-Month HUF-BUBOR	Q/S	LCH	08/01/26	92,200,000	262	—	262
1.888%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	89,324,000	1,897	—	1,897
1.930%	6-Month HUF-BUBOR	Q/S	LCH	09/21/26	36,212,000	377	—	377
1.935%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	35,307,000	322	—	322
2.140%	6-Month HUF-BUBOR	A/S	LCH	10/13/26	35,971,000	(1,518)	—	(1,518)
2.075%	6-Month HUF-BUBOR	A/S	LCH	10/28/26	35,850,000	(875)	—	(875)
2.180%	6-Month HUF-BUBOR	A/S	LCH	11/03/26	35,967,000	(1,852)	—	(1,852)
2.150%	6-Month HUF-BUBOR	A/S	LCH	11/07/26	35,266,000	(1,522)	—	(1,522)
2.120%	6-Month HUF-BUBOR	A/S	LCH	11/08/26	35,033,000	(1,233)	—	(1,233)
2.145%	6-Month HUF-BUBOR	S/S	LCH	11/10/26	96,456,000	(4,009)	—	(4,009)
3.400%	3-Month NZD Bank Bills	S/Q	LCH	04/28/27	NZD 900,000	(39,814)	—	(39,814)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.395%	3-Month NZD Bank Bills	S/Q	LCH	05/08/27	NZD 705,000	( $ 30,984)	$—	( $ 30,984)
1.965%	U.S. CPI Urban Consumers	Z/Z	LCH	06/23/27	$2,000,000	796	—	796
2.175%	3-Month USD-LIBOR	S/Q	LCH	09/19/27	568,000	22,317	—	22,317
3.128%	3-Month NZD Bank Bills	S/Q	LCH	01/09/28	NZD 1,000,000	(29,743)	—	(29,743)
3.130%	3-Month NZD Bank Bills	Z/Q	LCH	01/09/28	1,000,000	(15,915)	—	(15,915)
3.203%	3-Month NZD Bank Bills	S/Q	LCH	01/12/28	2,000,000	(67,627)	—	(67,627)
2.676%	3-Month USD-LIBOR	S/Q	LCH	01/30/28	$533,800	235	—	235
2.723%	3-Month USD-LIBOR	Z/Q	LCH	01/31/28	40,000	(126)	—	(126)
2.735%	3-Month USD-LIBOR	S/Q	LCH	02/01/28	640,200	(2,617)	—	(2,617)
2.353%	U.S. CPI Urban Consumers	Z/Z	LCH	02/06/28	36,100	(1,380)	—	(1,380)
2.090%	6-Month HUF-BUBOR	S/S	LCH	02/07/28	HUF 23,271,000	336	—	336
2.845%	3-Month USD-LIBOR	S/Q	LCH	02/09/28	$21,640	(281)	—	(281)
3.006%	3-Month USD-LIBOR	S/Q	LCH	05/29/28	244,000	(6,415)	—	(6,415)
2.942%	3-Month USD-LIBOR	S/Q	LCH	06/27/28	150,000	(3,048)	—	(3,048)
2.121%	6-Month CZK-PRIBOR	S/S	LCH	07/27/28	CZK 9,480,000	(13,769)	(1,678)	(12,091)
2.150%	6-Month CZK-PRIBOR	S/S	LCH	07/30/28	15,520,000	(24,414)	—	(24,414)
2.155%	6-Month CZK-PRIBOR	S/S	LCH	07/31/28	15,410,000	(24,560)	—	(24,560)
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/03/28	4,160,000	(7,877)	—	(7,877)
2.197%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	7,340,000	(12,969.00)	—	(12,969)
2.208%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	5,130,000	(9,274)	—	(9,274)
2.248%	6-Month CZK-PRIBOR	A/S	LCH	08/07/28	14,560,000	(28,499.00)	—	(28,499)
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/08/28	5,840,000	(10,919)	—	(10,919)
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/09/28	730,000	(1,367)	—	(1,367)
2.220%	6-Month CZK-PRIBOR	A/S	LCH	08/10/28	3,630,000	(6,726)	—	(6,726)
2.185%	6-Month CZK-PRIBOR	A/S	LCH	08/16/28	3,919,000	(6,739)	—	(6,739)
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/17/28	16,440,000	(31,164)	—	(31,164)
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/20/28	7,770,000	(14,773)	—	(14,773)
2.240%	6-Month CZK-PRIBOR	A/S	LCH	08/21/28	7,839,000	(15,214)	—	(15,214)
2.320%	6-Month CZK-PRIBOR	A/S	LCH	08/23/28	11,032,000	(24,938)	—	(24,938)
3.112%	3-Month USD-LIBOR	Q/S	LCH	10/02/28	$13,900	(488)	(7)	(481)
3.117%	3-Month USD-LIBOR	Q/S	LCH	10/02/28	310,300	(11,038)	—	(11,038)
3.113%	3-Month USD-LIBOR	Q/S	LCH	10/04/28	184,900	(6,504)	—	(6,504)
3.271%	3-Month USD-LIBOR	Q/S	LCH	10/10/28	187,400	(9,182)	—	(9,182)
3.271%	3-Month USD-LIBOR	Q/S	LCH	10/12/28	19,700	(966)	—	(966)
1.569%	Eurostat Eurozone HICP	S/Z	LCH	08/15/32	EUR 379,000	(5,530)	—	(5,530)
1.585%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	381,000	(6,689)	—	(6,689)
1.601%	Eurostat Eurozone HICP	A/Z	LCH	08/15/32	371,000	(7,617)	—	(7,617)
1.638%	Eurostat Eurozone HICP	S/Z	LCH	10/15/32	374,000	(9,517)	—	(9,517)
1.735%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/33	30,900	(1,338)	—	(1,338)
2.980%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	$127,000	201	—	201
3.010%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	165,000	(81)	—	(81)
2.982%	3-Month USD-LIBOR	S/Q	LCH	07/06/38	178,000	252	—	252
3.043%	3-Month USD-LIBOR	Q/S	LCH	12/21/38	311,000	(981)	—	(981)
2.419%	U.S. CPI Urban Consumers	A/Z	LCH	02/06/43	149,500	(11,614)	—	(11,614)
0.783%	6-Month JPY-LIBOR	S/S	LCH	12/19/46	JPY 47,720,000	(9,344)	—	(9,344)
2.160%	U.S. CPI Urban Consumers	A/Z	LCH	08/04/47	$135,000	(2,034)	—	(2,034)
2.148%	U.S. CPI Urban Consumers	S/Z	LCH	08/07/47	80,000	(940)	—	(940)
2.146%	U.S. CPI Urban Consumers	S/Z	LCH	08/25/47	169,000	(1,819)	—	(1,819)
2.149%	U.S. CPI Urban Consumers	S/Z	LCH	09/01/47	168,000	(1,915)	—	(1,915)
2.220%	U.S. CPI Urban Consumers	S/Z	LCH	10/05/47	147,000	(4,290)	—	(4,290)
0.946%	6-Month JPY-LIBOR	A/S	LCH	12/18/47	JPY 44,732,572	(25,886)	—	(25,886)
0.953%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	39,000,000	(23,249)	—	(23,249)
0.958%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	43,850,000	(26,688)	—	(26,688)
1.360%	6-Month EUR-LIBOR	S/A	LCH	04/05/48	EUR 99,300	462	3,374	(2,912)
1.473%	6-Month EUR-LIBOR	S/A	LCH	04/05/48	36,000	(999)	—	(999)
2.918%	3-Month USD-LIBOR	Q/S	LCH	04/16/48	$108,500	(1,801)	—	(1,801)
2.905%	3-Month USD-LIBOR	Q/S	LCH	04/17/48	115,000	(1,612)	—	(1,612)
1.600%	6-Month EUR-LIBOR	S/S	LCH	05/18/48	EUR 94,700	(6,093)	(1,100)	(4,993)
3.115%	3-Month USD-LIBOR	S/Q	LCH	05/18/48	$67,900	(3,911)	(145)	(3,766)
3.118%	3-Month USD-LIBOR	A/Q	LCH	05/23/48	50,000	(2,906)	—	(2,906)
1.539%	6-Month EUR-LIBOR	S/S	LCH	05/29/48	EUR 133,000	(6,252)	—	(6,252)
1.458%	6-Month EUR-LIBOR	S/S	LCH	05/31/48	55,300	(1,310)	49	(1,359)
0.861%	6-Month JPY-LIBOR	S/S	LCH	06/17/48	JPY 12,380,000	(4,428)	—	(4,428)
3.120%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	$470,700	(26,939)	—	(26,939)
3.123%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	208,700	(12,444)	—	(12,444)
3.129%	3-Month USD-LIBOR	Q/S	LCH	10/04/48	226,300	(13,756)	—	(13,756)
3.210%	3-Month USD-LIBOR	Q/S	LCH	10/05/48	112,700	(8,773)	—	(8,773)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.222%	3-Month USD-LIBOR	Q/S	LCH	10/09/48	$155,100	( $ 12,468)	$1,179	( $ 13,647)
3.298%	3-Month USD-LIBOR	Q/S	LCH	10/13/48	59,163	(5,694)	—	(5,694)

						(760,340)	(4,869)	(755,471)

Total Interest Rate Swaps — Short						($760,272)	($4,869)	($755,403)

Total Interest Rate Swaps						($543,424)	($11,742)	($531,682)

Total Return Swaps — Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Kospi 200 Index-appreciation	Kospi 200 Index-depreciation	Z/Z	CIT	03/14/19	3	KRW 196,500,000	($20)	$—	($20)
Egyptian Treasury Bills	3-Month USD-LIBOR + 0.550%	S/Z	GSC	07/23/19	—	EGP 3,900,000	12,857	913	11,944

							$12,837	$913	$11,924

Total Swap Agreements							($355,978)	$533,081	($889,059)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2018:

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$182,973	$182,973	$—	$—
	Iceland	1,497,806	784,138	713,668	—
	Mongolia	90,417	75,570	14,847	—
	Myanmar	244,472	—	244,472	—
	Serbia	42,385	42,385	—	—
	South Korea	339,207	—	339,207	—
	Vietnam	704,795	7,608	697,187	—

	Total Common Stocks	3,102,055	1,092,674	2,009,381	—

	Corporate Bond & Notes	1,667,926	—	1,667,926	—
	Senior Loan Notes	387,625	—	114,285	273,340
	Mortgage-Backed Securities	1,046,516	—	1,046,516	—
	Foreign Government Bonds & Notes	25,177,323	—	25,177,323	—
	Short-Term Investments	13,340,616	8,110,030	5,230,586	—
	Derivatives:
	Credit Contracts
	Swaps	163,029	—	163,029	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,164,265	—	2,164,265	—
	Purchased Options	71,368	—	71,368	—

	Total Foreign Currency Contracts	2,235,633	—	2,235,633	—

	Interest Rate Contracts
	Futures	27,971	27,971	—	—
	Purchased Options	411,753	—	411,753	—
	Swaps	413,856	—	413,856	—

	Total Interest Rate Contracts	853,580	27,971	825,609	—

	Total Assets - Derivatives	3,252,242	27,971	3,224,271	—

	Total Assets	47,974,303	9,230,675	38,470,288	273,340

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

		Total Value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Derivatives:
	Credit Contracts
	Swaps	( $ 532,330)	$—	( $ 532,330)	$—
	Equity Contracts
	Swaps	(20)	—	(20)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,062,286)	—	(3,062,286)	—
	Interest Rate Contracts
	Futures	(99,251)	(99,251)	—	—
	Swaps	(933,594)	—	(933,594)	—

	Total Interest Rate Contracts	(1,032,845)	(99,251)	(933,594)	—

	Total Liabilities - Derivatives	(4,627,481)	(99,251)	(4,528,230)	—

	Total Liabilities	(4,627,481)	(99,251)	(4,528,230)	—

	Total	$43,346,822	$9,131,424	$33,942,058	$273,340

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2018:

Senior Loan Notes
Value, Beginning of Year	$790,978
Purchases	—
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	2,148
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	(519,786)
Transfers In	—
Transfers Out	—

Value, End of Period	$273,340

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($519,786)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 142 and 143

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2018 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of December 31, 2018.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of December 31, 2018.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments.)
l	Total shares owned by the Fund as of December 31, 2018 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2D in Supplemental Notes to Schedules of Investments).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley

RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:

AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgian Lari
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lankan Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

December 31, 2018 (Unaudited)

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
GBP LIBOR	British Pound London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
USD LIBOR	United States Dollar London Interbank Offered Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of December 31, 2018, the Trust was comprised of thirty-five separate funds, as presented in the Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Fund

Pacific FundsSM Portfolio Optimization Conservative (1)

Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)

Pacific FundsSM Portfolio Optimization Moderate (1)

Pacific FundsSM Portfolio Optimization Growth (1)

Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)

Pacific FundsSM Diversified Alternatives

Pacific FundsSM Short Duration Income (2)

Pacific FundsSM Core Income (2)

Pacific FundsSM Strategic Income (2)

Pacific FundsSM Floating Rate Income (2)

Pacific FundsSM High Income (2)

Pacific FundsSM Large-Cap (3)

Pacific FundsSM Large-Cap Value (3)

Pacific FundsSM Small/Mid-Cap (3)

Pacific FundsSM Small-Cap (3)

Pacific FundsSM Small-Cap Value (3)

Pacific FundsSM Small-Cap Growth (3)

PF Inflation Managed Fund (4)

Fund

PF Managed Bond Fund (4)

PF Short Duration Bond Fund (4)

PF Emerging Markets Debt Fund (4)

PF Developing Growth Fund (4)

PF Growth Fund (4)

PF Large-Cap Value Fund (4)

PF Mid-Cap Equity Fund (5)

PF Multi-Asset Fund (4)

PF Small-Cap Value Fund (4)

PF Emerging Markets Fund (4)

PF International Large-Cap Fund (4)

PF International Small-Cap Fund (4)

PF International Value Fund (4)

PF Real Estate Fund (4)

PF Currency Strategies Fund (4)

PF Equity Long/Short Fund (4)

PF Global Absolute Return Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.
(4)	These Funds are collectively known as the “PF Underlying Funds”.
(5)	Class P shares of the PF Mid-Cap Equity are not available for investment by any fund of funds of the Trust.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund is divided into shares and share classes. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2018 (Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2018 (Unaudited)

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 2C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of December 31, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2018 (Unaudited)

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2018 (Unaudited)

ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities,

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especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2018, no participation interest in Senior Loans was held by any Funds.

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Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2018, none of the Funds presented in this report had any unfunded loan commitments.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government of Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made

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regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the

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Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability. The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or

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commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

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Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced

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obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2018 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or

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reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying reference asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying reference asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying reference asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying reference asset. None of the Funds held volatility swaps as of December 31, 2018.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to

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determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

As of December 31, 2018, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December 31, 2018 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2018
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$12,008,188	$765,056	$285,082	$5,623,114	($245,626)	($59,547)	$7,130,039	699,710
Pacific Funds Floating Rate Income	10,788,557	10,961,641	79,832	13,935,034	(36,302)	(337,432)	7,521,262	777,793
Pacific Funds High Income	13,332,629	121,864	457,936	4,980,362	(48,137)	(620,945)	8,262,985	879,977
PF Inflation Managed	22,457,862	468,373	558,809	5,259,715	(2,262)	(784,264)	17,438,803	2,051,624
PF Managed Bond	108,532,267	1,659,461	3,040,694	20,141,775	(590,077)	(2,839,831)	89,660,739	8,790,269
PF Short Duration Bond	40,140,896	8,543,012	656,964	7,420,278	(75,752)	51,752	41,896,594	4,279,530
PF Emerging Markets Debt	12,362,023	4,027,095	201,566	2,506,917	(157,334)	(798,495)	13,127,938	1,517,681
PF Comstock (4)	4,391,519	1,922	—	4,622,244	2,624,866	(2,396,063)	—	—
PF Growth	2,177,824	961	—	2,360,738	1,119,503	(937,550)	—	—
Pacific Funds Small-Cap Growth	—	1,065,551	—	77,751	56,365	(250,960)	793,205	75,543
PF Developing Growth	—	475,612	—	33,320	(2,310)	(98,985)	340,997	23,533
PF Large-Cap Growth (4)	431,220	192	—	474,559	231,702	(188,555)	—	—
PF Large-Cap Value	5,438,384	52,771	53,302	1,923,527	2,154,077	(2,385,056)	3,389,951	319,204
PF Multi-Asset	28,274,555	20,594,388	592,903	4,506,496	(226,694)	(4,566,265)	40,162,391	4,675,482
PF Small-Cap Value	1,469,882	118,228	4,319	323,873	306,530	(484,603)	1,090,483	148,567
PF Main Street Core (4)	1,735,705	769	—	1,833,744	1,138,476	(1,041,206)	—	—
PF Mid-Cap Equity	736,134	321	—	780,526	450,159	(406,088)	—	—
PF Mid-Cap Value (4)	4,689,761	2,049	—	4,795,168	1,119,128	(1,015,770)	—	—
PF Emerging Markets	7,523,652	1,129,506	25,718	3,912,863	1,075,734	(1,954,997)	3,886,750	297,152
PF International Large-Cap	5,745,646	57,543	13,906	5,247,413	1,472,173	(1,431,758)	610,097	58,438
PF International Small-Cap	3,013,395	393,986	12,233	524,778	(3,551)	(594,117)	2,297,168	263,437
PF International Value	2,434,976	47,214	37,528	1,517,689	548,025	(739,043)	811,011	115,037
PF Real Estate	1,539,980	1,475,247	48,836	441,001	178,103	(314,963)	2,486,202	238,828
PF Currency Strategies	5,609,576	64,792	—	1,154,443	(80,061)	152,341	4,592,205	496,455
PF Equity Long/Short	5,580,935	879,554	88,035	970,838	36,177	(1,053,936)	4,559,927	593,740
PF Global Absolute Return	5,670,880	408,744	—	970,838	(95,294)	(354,878)	4,658,614	536,707
	$306,086,446	$53,315,852	$6,157,663	$96,339,004	$10,947,618	($25,451,214)	$254,717,361

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$15,100,997	$129,494	$339,352	$6,997,190	($296,874)	($71,076)	$8,204,703	805,172
Pacific Funds Floating Rate Income	16,022,369	16,155,663	118,866	20,691,397	(55,215)	(494,952)	11,055,334	1,143,261
Pacific Funds High Income	11,598,181	105,689	480,659	2,192,025	(40,427)	(712,952)	9,239,125	983,932
PF Inflation Managed	18,850,021	391,332	500,466	3,495,849	13,579	(693,686)	15,565,863	1,831,278
PF Managed Bond	136,762,116	1,992,947	3,521,588	34,592,235	(1,131,267)	(3,053,796)	103,499,353	10,146,995
PF Short Duration Bond	31,521,230	14,157,738	626,035	6,437,605	(72,683)	(3,200)	39,791,515	4,064,506
PF Emerging Markets Debt	16,056,221	5,896,522	267,369	3,614,293	(237,846)	(1,011,683)	17,356,290	2,006,508
Pacific Funds Small-Cap Growth	1,509,760	1,666,337	—	473,956	196,067	(567,939)	2,330,269	221,930
PF Comstock (4)	11,118,411	6,069	—	11,703,487	5,318,267	(4,739,260)	—	—
PF Developing Growth	652,667	748,690	—	265,085	43,196	(177,580)	1,001,888	69,143
PF Growth	2,330,560	1,309	—	2,526,788	1,798,699	(1,603,780)	—	—
PF Large-Cap Growth (4)	2,348,242	1,309	—	2,584,861	1,282,835	(1,047,525)	—	—
PF Large-Cap Value	12,587,390	38,408	75,876	7,697,707	5,431,371	(5,627,685)	4,807,653	452,698
PF Multi-Asset	71,419,307	57,804,045	1,553,843	13,232,788	(641,633)	(12,030,844)	104,871,930	12,208,607
PF Main Street Core (4)	10,528,986	5,831	—	11,124,917	5,448,379	(4,858,279)	—	—
PF Mid-Cap Equity	2,840,731	1,547	—	3,012,429	1,492,029	(1,321,878)	—	—
PF Mid-Cap Value (4)	6,957,566	3,808	—	7,114,239	1,631,022	(1,478,157)	—	—
PF Small-Cap Value	4,388,500	348,309	12,738	1,028,306	923,778	(1,441,917)	3,203,102	436,390
PF Emerging Markets	17,886,152	2,892,418	75,811	7,204,309	2,648,273	(4,879,500)	11,418,845	873,000
PF International Large-Cap	12,990,756	169,304	40,994	11,434,708	4,984,588	(4,958,833)	1,792,101	171,657
PF International Small-Cap	8,945,799	1,209,249	36,066	1,681,018	(28,540)	(1,734,352)	6,747,204	773,762
PF International Value	9,943,151	131,871	102,734	7,405,479	2,092,662	(2,653,064)	2,211,875	313,741
PF Real Estate	4,571,967	2,215,757	108,003	1,210,632	295,276	(501,133)	5,479,238	526,344
PF Currency Strategies	8,332,641	33,060	—	1,730,046	(119,218)	228,668	6,745,105	729,201
PF Equity Long/Short	8,288,482	1,341,227	129,765	1,554,968	30,951	(1,537,723)	6,697,734	872,101
PF Global Absolute Return	8,422,793	641,389	—	1,554,967	(126,607)	(539,339)	6,843,269	788,395
	$451,974,996	$108,089,322	$7,990,165	$172,561,284	$30,880,662	($57,511,465)	$368,862,396

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Fund/Underlying Fund	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2018
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$29,863,502	$53,893	$660,388	$13,437,458	($615,328)	($107,845)	$16,417,152	1,611,104
Pacific Funds Floating Rate Income	20,353,016	20,569,324	151,665	29,123,166	(97,424)	(486,440)	11,366,975	1,175,489
Pacific Funds High Income	33,708,038	54,363	1,209,052	11,006,967	(119,579)	(1,682,692)	22,162,215	2,360,193
PF Inflation Managed	27,244,820	389,849	746,214	4,138,895	14,685	(1,029,382)	23,227,291	2,732,623
PF Managed Bond	264,563,772	1,381,090	6,887,056	62,085,457	(2,026,111)	(6,154,844)	202,565,506	19,859,363
PF Short Duration Bond	40,623,281	30,047,911	1,005,779	7,509,136	(29,414)	(162,339)	63,976,082	6,534,840
PF Emerging Markets Debt	27,187,923	2,231,970	363,203	4,138,895	(258,750)	(1,790,019)	23,595,432	2,727,796
Pacific Funds Small-Cap Growth	9,630,161	5,193,114	—	2,164,263	823,840	(2,290,453)	11,192,399	1,065,943
PF Comstock (4)	37,382,885	14,452	—	39,353,930	16,370,294	(14,413,701)	—	—
PF Developing Growth	3,232,758	2,305,622	—	1,054,949	309,398	(710,604)	4,082,225	281,727
PF Growth	67,208,407	1,643,348	13,159	14,948,475	4,119,231	(4,732,098)	53,303,572	2,316,539
PF Large-Cap Growth (4)	17,088,528	6,727	—	18,814,005	9,151,981	(7,433,231)	—	—
PF Large-Cap Value	47,781,415	31,995,730	993,220	11,967,691	22,741,364	(28,557,169)	62,986,869	5,930,967
PF Multi-Asset	303,577,481	169,811,868	5,825,282	39,929,854	(2,249,130)	(43,552,816)	393,482,831	45,807,082
PF Main Street Core (4)	50,936,766	19,933	—	53,827,910	21,970,718	(19,099,507)	—	—
PF Mid-Cap Equity	12,957,985	4,984	—	13,742,694	5,232,856	(4,453,131)	—	—
PF Mid-Cap Value (4)	34,830,270	13,455	—	35,613,186	8,084,026	(7,314,565)	—	—
PF Small-Cap Value	32,641,447	2,305,478	97,256	6,519,328	6,893,263	(10,938,727)	24,479,389	3,335,067
PF Emerging Markets	66,250,540	10,917,676	308,866	22,249,813	9,197,515	(17,866,698)	46,558,086	3,559,487
PF International Large-Cap	42,435,927	1,446,029	420,926	23,997,237	17,540,371	(19,429,601)	18,416,415	1,764,024
PF International Small-Cap	33,146,658	4,413,077	137,753	5,173,655	(7,285)	(6,723,639)	25,792,909	2,957,902
PF International Value	42,201,525	1,064,384	1,120,497	14,866,751	6,314,031	(11,688,326)	24,145,360	3,424,874
PF Real Estate	13,566,494	6,524,665	329,913	3,009,920	1,879,441	(2,539,890)	16,750,703	1,609,097
PF Currency Strategies	23,314,463	44,091	—	4,179,299	(359,012)	672,942	19,493,185	2,107,371
PF Equity Long/Short	21,894,327	3,497,744	353,720	3,414,536	196,149	(4,255,422)	18,271,982	2,379,164
PF Global Absolute Return	22,242,579	1,635,260	—	3,414,536	(227,488)	(1,566,005)	18,669,810	2,150,900
	$1,325,864,968	$297,586,037	$20,623,949	$449,682,006	$124,849,642	($218,306,202)	$1,100,936,388

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$9,763,241	$177,316	$221,733	$4,955,623	($213,341)	($26,833)	$4,966,493	487,389
Pacific Funds Floating Rate Income	10,270,420	10,398,826	76,790	16,103,902	(61,280)	(173,648)	4,407,206	455,761
Pacific Funds High Income	10,228,959	60,705	431,347	1,576,919	(27,388)	(657,084)	8,459,620	900,918
PF Inflation Managed	5,165,217	104,917	142,109	788,433	2,416	(194,788)	4,431,438	521,346
PF Managed Bond	88,559,419	2,361,767	2,139,512	27,312,771	(959,078)	(1,747,732)	63,041,117	6,180,502
PF Short Duration Bond	—	22,349,191	342,146	715,990	1,297	(174,655)	21,801,989	2,226,965
PF Emerging Markets Debt	20,604,556	1,830,630	276,659	3,153,761	(226,711)	(1,326,123)	18,005,250	2,081,532
Pacific Funds Small-Cap Growth	10,727,966	4,145,339	—	2,291,562	865,919	(2,173,688)	11,273,974	1,073,712
PF Comstock (4)	47,629,727	43,885	—	50,160,798	17,123,715	(14,636,529)	—	—
PF Developing Growth	3,930,872	1,848,081	—	1,217,722	77,456	(349,264)	4,289,423	296,026
PF Growth	100,139,562	2,264,266	14,646	44,503,019	5,536,815	(4,008,518)	59,443,752	2,583,388
PF Large-Cap Growth (4)	16,756,209	15,834	—	18,457,460	8,824,199	(7,138,782)	—
PF Large-Cap Value	61,938,367	28,936,063	1,135,640	13,448,523	26,151,476	(32,549,236)	72,163,787	6,795,084
PF Multi-Asset	242,328,530	202,681,704	5,462,931	35,990,923	(1,672,421)	(43,067,327)	369,742,494	43,043,364
PF Main Street Core (4)	53,064,448	49,766	—	56,101,141	21,612,313	(18,625,386)	—	—
PF Mid-Cap Equity	9,818,882	9,049	—	10,418,488	3,931,959	(3,341,402)	—	—
PF Mid-Cap Value (4)	19,899,376	18,549	—	20,357,771	4,615,478	(4,175,632)	—	—
PF Small-Cap Value	29,677,556	2,263,998	89,009	5,918,576	6,788,135	(10,448,021)	22,452,101	3,058,869
PF Emerging Markets	60,251,593	10,394,303	294,120	18,570,832	8,209,177	(16,162,599)	44,415,762	3,395,700
PF International Large-Cap	45,115,963	1,711,951	458,293	25,139,492	18,526,868	(20,583,572)	20,090,011	1,924,331
PF International Small-Cap	30,151,859	4,198,758	126,044	4,730,680	48,815	(6,145,659)	23,649,137	2,712,057
PF International Value	62,945,157	1,366,291	1,215,138	33,300,712	8,290,758	(14,278,543)	26,238,089	3,721,715
PF Real Estate	15,419,418	5,007,502	251,326	7,601,992	2,714,692	(3,006,182)	12,784,764	1,228,123
PF Currency Strategies	13,485,480	31,009	—	2,320,621	(155,016)	338,954	11,379,806	1,230,249
PF Equity Long/Short	13,539,320	2,294,307	220,571	2,128,814	131,650	(2,641,364)	11,415,670	1,486,415
PF Global Absolute Return	13,765,686	1,131,264	—	2,128,813	(53,181)	(1,055,104)	11,659,852	1,343,301
	$995,177,783	$305,695,271	$12,898,014	$409,395,338	$130,084,722	($208,348,717)	$826,111,735

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2018 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2018
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$3,463,583	$3,629,578	$26,043	$5,466,299	($20,493)	($62,196)	$1,570,216	162,380
PF Managed Bond	24,042	—	—	23,656	(28)	(358)	—	—
PF Short Duration Bond	—	1,544,783	23,721	41,310	87	(12,127)	1,515,154	154,766
PF Emerging Markets Debt	3,456,106	367,131	48,569	440,220	(27,868)	(235,503)	3,168,215	366,268
Pacific Funds Small-Cap Growth	4,903,851	1,570,157	—	847,577	389,700	(949,923)	5,066,208	482,496
PF Comstock (4)	16,355,050	66,051	—	17,280,515	6,466,138	(5,606,724)	—	—
PF Developing Growth	1,649,781	684,277	—	447,932	187,898	(289,239)	1,784,785	123,174
PF Growth	34,863,767	1,569,852	7,573	4,986,831	2,282,410	(2,918,730)	30,818,041	1,339,332
PF Large-Cap Growth (4)	13,397,863	55,376	—	14,810,591	5,986,879	(4,629,527)	—	—
PF Large-Cap Value	27,201,526	8,917,190	456,549	4,973,171	10,468,119	(12,983,413)	29,086,800	2,738,870
PF Multi-Asset	87,733,392	72,134,071	1,998,180	9,985,543	(498,143)	(15,792,550)	135,589,407	15,784,564
PF Main Street Core (4)	20,845,041	85,400	—	22,112,380	8,071,578	(6,889,639)	—	—
PF Mid-Cap Equity	4,958,077	20,016	—	5,278,504	1,915,516	(1,615,105)	—	—
PF Mid-Cap Value (4)	4,427,120	18,015	—	4,543,806	1,037,089	(938,418)	—	—
PF Small-Cap Value	13,341,629	1,203,019	41,713	2,291,408	3,038,798	(4,782,615)	10,551,136	1,437,484
PF Emerging Markets	23,672,464	4,455,466	123,900	6,232,882	2,958,895	(6,223,522)	18,754,321	1,433,817
PF International Large-Cap	19,109,882	980,283	224,703	9,367,247	8,196,590	(9,269,409)	9,874,802	945,862
PF International Small-Cap	11,811,550	1,863,366	51,675	1,524,574	55,700	(2,536,469)	9,721,248	1,114,822
PF International Value	26,144,575	850,344	595,218	11,842,529	3,246,526	(6,108,005)	12,886,129	1,827,820
PF Real Estate	5,190,610	1,867,945	117,658	978,692	676,535	(874,257)	5,999,799	576,350
PF Currency Strategies	3,509,231	107,533	—	583,443	(22,325)	71,959	3,082,955	333,292
PF Equity Long/Short	3,381,718	616,185	57,401	435,597	45,889	(687,458)	2,978,138	387,778
PF Global Absolute Return	3,448,337	311,720	—	435,598	(9,861)	(273,728)	3,040,870	350,331
	$332,889,195	$102,917,758	$3,772,903	$124,930,305	$54,445,629	($83,606,956)	$285,488,224

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$3,683,217	$4,835,169	$28,691	$5,286,393	($3,003)	($156,464)	$3,101,217	320,705
PF Inflation Managed	2,056,202	538,306	55,199	854,261	(16,174)	(67,824)	1,711,448	201,347
PF Emerging Markets Debt	6,089,353	977,339	77,912	1,708,522	(67,024)	(314,551)	5,054,507	584,336
PF Emerging Markets	2,799,853	852,898	4,746	2,498,079	(98,710)	(361,798)	698,910	53,433
PF International Small-Cap	2,775,316	538,305	10,127	854,261	(99,357)	(478,912)	1,891,218	216,883
PF Real Estate	1,228,163	1,625,098	44,267	512,557	171,262	(307,245)	2,248,988	216,041
PF Currency Strategies	8,334,492	2,691,526	—	4,271,305	(105,225)	153,968	6,803,456	735,509
PF Equity Long/Short	4,411,448	1,184,272	57,543	1,879,374	(252,794)	(566,228)	2,954,867	384,748
PF Global Absolute Return	9,387,866	2,691,527	—	4,271,305	(252,494)	(556,912)	6,998,682	806,300
	$40,765,910	$15,934,440	$278,485	$22,136,057	($723,519)	($2,655,966)	$31,463,293

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains, if any.
(4)	All shares in the PF Comstock, PF Large-Cap Growth, PF Main Street Core, and PF Mid-Cap Value Funds were fully redeemed during the period.

As of December 31, 2018, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Alternatives	6.85%
Pacific Funds Large-Cap Value	61.85%
Pacific Funds Small-Cap Value	43.92%
Pacific Funds Small-Cap Growth	21.50%
PF Mid-Cap Equity	100.00%

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2018 (Unaudited)

6. FEDERAL TAX COST AND TAX BASIS COMPONENT

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales for Federal income tax purposes as of December 31, 2018, were as follows:

				Net	Net
Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$269,651,828	$693,985	($15,628,452)	($14,934,467)	$—	($14,934,467)
Pacific Funds Portfolio Optimization Moderate-Conservative	395,785,590	1,108,099	(28,031,293)	(26,923,194)	—	(26,923,194)
Pacific Funds Portfolio Optimization Moderate	1,169,931,412	27,228,590	(96,223,614)	(68,995,024)	—	(68,995,024)
Pacific Funds Portfolio Optimization Growth	879,449,082	28,420,939	(81,758,286)	(53,337,347)	—	(53,337,347)
Pacific Funds Portfolio Optimization Aggressive-Growth	304,210,957	13,137,132	(31,859,865)	(18,722,733)	—	(18,722,733)
Pacific Funds Diversified Alternatives	34,532,782	287,608	(3,357,097)	(3,069,489)	—	(3,069,489)
Pacific Funds Short Duration Income	606,099,088	972,209	(7,691,808)	(6,719,599)	—	(6,719,599)
Pacific Funds Core Income	583,000,438	1,812,354	(19,976,159)	(18,163,805)	—	(18,163,805)
Pacific Funds Strategic Income	561,560,820	943,321	(34,990,045)	(34,046,724)	—	(34,046,724)
Pacific Funds Floating Rate Income	1,825,487,741	37,749	(76,518,101)	(76,480,352)	—	(76,480,352)
Pacific Funds High Income	63,272,851	36,775	(4,878,921)	(4,842,146)	—	(4,842,146)
PF Inflation Managed	88,582,566	155,016	(3,239,581)	(3,084,565)	(64,146)	(3,148,711)
PF Managed Bond	680,893,653	9,345,166	(16,375,320)	(7,030,154)	(3,309,587)	(10,339,741)
PF Short Duration Bond	168,799,343	410,220	(1,005,350)	(595,130)	165,008	(430,122)
PF Emerging Markets Debt	82,807,322	894,294	(6,133,496)	(5,239,202)	308,052	(4,931,150)
Pacific Funds Large-Cap	18,243,280	1,699,427	(1,170,897)	528,530	—	528,530
Pacific Funds Large-Cap Value	23,631,675	3,235,150	(1,285,662)	1,949,488	—	1,949,488
Pacific Funds Small/Mid-Cap	232,087,684	22,997,162	(31,134,400)	(8,137,238)	—	(8,137,238)
Pacific Funds Small-Cap	18,035,584	1,849,147	(2,377,667)	(528,520)	—	(528,520)
Pacific Funds Small-Cap Value	24,245,604	2,098,594	(3,324,499)	(1,225,905)	—	(1,225,905)
Pacific Funds Small-Cap Growth	58,011,325	6,357,424	(9,163,836)	(2,806,412)	—	(2,806,412)
PF Developing Growth	10,823,422	1,531,740	(828,956)	702,784	—	702,784
PF Growth	87,799,939	57,891,805	(1,901,935)	55,989,870	—	55,989,870
PF Large-Cap Value	118,429,154	57,316,025	(3,265,526)	54,050,499	—	54,050,499
PF Mid-Cap Equity	9,488,817	394,155	(1,387,240)	(993,085)	—	(993,085)
PF Multi-Asset	1,177,900,540	1,578,360	(5,056,737)	(3,478,377)	(133,391,190)	(136,869,567)
PF Small-Cap Value	62,078,079	7,719,951	(7,844,481)	(124,530)	—	(124,530)
PF Emerging Markets	95,258,321	36,551,171	(5,705,942)	30,845,229	—	30,845,229
PF International Large-Cap	32,268,963	18,995,386	(1,185,826)	17,809,560	—	17,809,560
PF International Small-Cap	79,278,600	2,883,049	(12,747,955)	(9,864,906)	—	(9,864,906)
PF International Value	71,235,899	3,374,478	(9,180,558)	(5,806,080)	—	(5,806,080)
PF Real Estate	42,547,009	5,309,005	(2,221,079)	3,087,926	—	3,087,926
PF Currency Strategies	51,035,573	987	(733,338)	(732,351)	1,900,032	1,167,681
PF Equity Long/Short	37,531,923	—	(547)	(547)	122,148	121,601
PF Global Absolute Return	47,109,024	1,348,579	(3,735,542)	(2,386,963)	(1,919,281)	(4,306,244)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales and foreign currencies, if any.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	February 28, 2019

/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	February 28, 2019